UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2012
Date of reporting period:	May 31, 2012

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

		Principal				Principal
BONDS - 32.10%		Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Advertising - 0.03%					Automobile Asset Backed Securities (continued)
Omnicom Group Inc					Honda Auto Receivables Owner Trust
4.45%, 8/15/2020		$372	$404		1.98%, 5/23/2016(c)	$260		$263
								$637

Aerospace & Defense - 0.27%					Automobile Manufacturers - 0.15%
Boeing Co/The					Daimler Finance North America LLC
3.75%, 11/20/2016		149	166		6.50%, 11/15/2013	520		560
5.88%, 2/15/2040		446	588		8.50%, 1/18/2031	298		455
Exelis Inc					Ford Motor Co
4.25%, 10/1/2016(a)		372	383		7.45%, 7/16/2031	300		391
L-3 Communications Corp					Toyota Motor Credit Corp
4.95%, 2/15/2021		223	241		1.38%, 8/12/2013	372		375
Lockheed Martin Corp					2.05%, 1/12/2017	223		228
3.35%, 9/15/2021		298	306		3.20%, 6/17/2015	112		119
5.50%, 11/15/2039		52	60		3.30%, 1/12/2022	223		234
5.72%, 6/1/2040		75	90					$2,362
Northrop Grumman Corp
3.50%, 3/15/2021		223	234		Automobile Parts & Equipment - 0.06%
Raytheon Co					Johnson Controls Inc
3.13%, 10/15/2020		223	235		3.75%, 12/1/2021	223		234
4.88%, 10/15/2040		446	490		5.00%, 3/30/2020	186		216
United Technologies Corp					5.25%, 12/1/2041	372		419
1.20%, 6/1/2015(b)		300	303					$869
3.10%, 6/1/2022(b)		200	208
					Banks - 5.05%
4.50%, 4/15/2020		216	249		Abbey National Treasury Services
5.38%, 12/15/2017		298	358		PLC/London
5.70%, 4/15/2040		149	185		2.88%, 4/25/2014	149		146
6.13%, 7/15/2038		52	67		Bank of America Corp
			$4,163		3.63%, 3/17/2016	520		515
Agriculture - 0.39%					3.70%, 9/1/2015	385		385
Altria Group Inc					4.50%, 4/1/2015	485		496
4.13%, 9/11/2015		104	113		4.75%, 8/15/2013	223		229
4.75%, 5/5/2021		372	415		4.75%, 8/1/2015	75		77
8.50%, 11/10/2013		595	657		5.42%, 3/15/2017	50		50
9.25%, 8/6/2019		558	767		5.63%, 7/1/2020	520		539
9.70%, 11/10/2018		223	307		5.65%, 5/1/2018	745		776
9.95%, 11/10/2038		220	351		5.70%, 1/24/2022	520		552
10.20%, 2/6/2039		30	49		5.88%, 2/7/2042	372		380
Archer-Daniels-Midland Co					6.00%, 9/1/2017	775		822
4.48%, 3/1/2021(c)		372	435		6.50%, 8/1/2016	260		282
5.38%, 9/15/2035		149	176		7.38%, 5/15/2014	300		324
Bunge Ltd Finance Corp					7.63%, 6/1/2019	300		343
4.10%, 3/15/2016		223	236		Bank of Montreal
Lorillard Tobacco Co					2.50%, 1/11/2017	372		384
8.13%, 6/23/2019		104	130		Bank of New York Mellon Corp/The
8.13%, 5/1/2040		75	93		1.20%, 2/20/2015	520		522
Philip Morris International Inc					3.55%, 9/23/2021	149		159
2.50%, 5/16/2016		372	391		5.13%, 8/27/2013	298		314
2.90%, 11/15/2021		149	154		5.50%, 12/1/2017	93		106
4.38%, 11/15/2041		149	159		Bank of Nova Scotia
4.50%, 3/26/2020		379	439		1.85%, 1/12/2015	149		152
5.65%, 5/16/2018		75	90		2.38%, 12/17/2013	149		153
6.88%, 3/17/2014		780	866		2.90%, 3/29/2016	298		313
Reynolds American Inc					Barclays Bank PLC
7.63%, 6/1/2016		260	314		2.38%, 1/13/2014	446		446
			$6,142		2.75%, 2/23/2015	372		372
					5.00%, 9/22/2016	160		172
Airlines - 0.07%					5.13%, 1/8/2020	100		107
Continental Airlines 2010-A					5.14%, 10/14/2020	298		285
4.75%, 1/12/2021		146	153		6.75%, 5/22/2019	300		346
Delta Air Lines 2007-1 Class A Pass Through					BB&T Capital Trust II
Trust					6.75%, 6/7/2036	149		155
6.82%, 8/10/2022		273	295		BB&T Corp
UAL 2009-2A Pass Through Trust					3.38%, 9/25/2013	75		77
9.75%, 1/15/2017		619	708		3.95%, 4/29/2016	86		93
			$1,156		5.20%, 12/23/2015	75		83
					6.85%, 4/30/2019	52		66
Automobile Asset Backed Securities -	0.04%				BNP Paribas SA
Ford Credit Auto Owner Trust
1.35%, 12/15/2016(c)		371	374		3.25%, 3/11/2015	743		743
					5.00%, 1/15/2021	223		223

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)		Amount (000's)	Value (000	's)

Banks (continued)				Banks (continued)
Canadian Imperial Bank of				Goldman Sachs Group Inc/The	(continued)
Commerce/Canada				6.75%, 10/1/2037		$357	$351
2.35%, 12/11/2015	$149	$154		HSBC Bank USA NA
Capital One Financial Corp				4.88%, 8/24/2020		250	257
2.15%, 3/23/2015	446	448		HSBC Bank USA NA/New York NY
5.50%, 6/1/2015	149	163		4.63%, 4/1/2014		743	774
6.75%, 9/15/2017	223	266		5.88%, 11/1/2034		250	260
China Development Bank Corp				HSBC Holdings PLC
5.00%, 10/15/2015	100	110		4.00%, 3/30/2022		372	379
Citigroup Inc				5.10%, 4/5/2021		372	411
2.65%, 3/2/2015	372	369		6.10%, 1/14/2042		446	540
3.95%, 6/15/2016	743	755		6.50%, 5/2/2036		60	66
4.45%, 1/10/2017	446	460		6.50%, 9/15/2037		350	391
4.50%, 1/14/2022	446	458		HSBC USA Inc
4.59%, 12/15/2015	223	232		2.38%, 2/13/2015		372	373
5.00%, 9/15/2014	743	760		JP Morgan Chase & Co
5.88%, 1/30/2042	372	396		1.88%, 3/20/2015		372	372
6.00%, 10/31/2033	45	45		2.05%, 1/24/2014		149	150
6.01%, 1/15/2015	75	80		2.13%, 12/26/2012		372	376
6.13%, 11/21/2017	372	402		2.60%, 1/15/2016		743	744
6.13%, 5/15/2018	372	405		3.45%, 3/1/2016		223	230
6.13%, 8/25/2036	200	197		3.70%, 1/20/2015		595	617
6.38%, 8/12/2014	788	845		4.40%, 7/22/2020		468	490
6.50%, 8/19/2013	260	273		4.50%, 1/24/2022		743	793
6.63%, 6/15/2032	38	41		4.63%, 5/10/2021		743	787
6.88%, 3/5/2038	75	88		4.65%, 6/1/2014		966	1,022
8.13%, 7/15/2039	372	493		4.95%, 3/25/2020		168	183
8.50%, 5/22/2019	372	456		5.13%, 9/15/2014		260	272
Cooperatieve Centrale Raiffeisen-				5.25%, 5/1/2015		257	274
Boerenleenbank BA/Netherlands				5.40%, 1/6/2042		298	323
4.50%, 1/11/2021	149	158		5.60%, 7/15/2041		446	486
Cooperatieve Centrale Raiffeisen-				6.30%, 4/23/2019		446	518
Boerenleenbank BA/Utrecht				6.40%, 5/15/2038		75	88
3.38%, 1/19/2017	372	381		JP Morgan Chase Bank NA
3.88%, 2/8/2022	372	371		6.00%, 10/1/2017		410	456
Credit Suisse/New York NY				JP Morgan Chase Capital XXV
2.20%, 1/14/2014	250	252		6.80%, 10/1/2037		268	269
3.50%, 3/23/2015	300	311		KeyBank NA/Cleveland OH
5.30%, 8/13/2019	743	832		5.80%, 7/1/2014		750	809
5.40%, 1/14/2020	316	321		KeyCorp
5.50%, 5/1/2014	491	522		3.75%, 8/13/2015		231	243
Deutsche Bank AG/London				5.10%, 3/24/2021		298	337
3.45%, 3/30/2015	227	235		KFW
3.88%, 8/18/2014	743	773		0.63%, 4/24/2015		1,115	1,110
6.00%, 9/1/2017	416	472		1.25%, 2/15/2017		743	746
Discover Bank/Greenwood DE				1.38%, 7/15/2013		223	225
7.00%, 4/15/2020	100	117		1.38%, 1/13/2014		595	602
8.70%, 11/18/2019	250	319		2.63%, 3/3/2015		743	781
Export-Import Bank of Korea				2.63%, 2/16/2016		443	468
5.00%, 4/11/2022	400	435		2.63%, 2/16/2016		300	316
5.88%, 1/14/2015	439	477		2.63%, 1/25/2022		743	764
8.13%, 1/21/2014	335	366		2.75%, 10/21/2014		409	429
Fifth Third Bancorp				2.75%, 9/8/2020		372	392
5.45%, 1/15/2017	149	162		3.50%, 3/10/2014		372	391
Goldman Sachs Group Inc/The				4.00%, 10/15/2013		223	234
3.63%, 2/7/2016	743	732		4.00%, 1/27/2020		283	324
4.75%, 7/15/2013	205	211		4.13%, 10/15/2014		966	1,044
5.15%, 1/15/2014	112	116		4.38%, 3/15/2018		275	319
5.25%, 10/15/2013	205	213		4.50%, 7/16/2018		298	351
5.25%, 7/27/2021	298	295		4.88%, 6/17/2019		818	990
5.38%, 3/15/2020	372	378		5.13%, 3/14/2016		223	257
5.50%, 11/15/2014	743	781		Korea Development Bank/The
5.63%, 1/15/2017	818	839		4.00%, 9/9/2016		400	420
5.75%, 1/24/2022	372	382		8.00%, 1/23/2014		743	812
6.00%, 5/1/2014	298	313		Landwirtschaftliche Rentenbank
6.13%, 2/15/2033	38	38		3.13%, 7/15/2015		298	318
6.15%, 4/1/2018	929	970		4.13%, 7/15/2013		446	464
6.25%, 2/1/2041	372	375		5.00%, 11/8/2016		298	347
6.45%, 5/1/2036	149	140

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)				Banks (continued)
Lloyds TSB Bank PLC				Wachovia Corp
4.88%, 1/21/2016	$520	$532		4.88%, 2/15/2014	$149		$156
6.38%, 1/21/2021	149	161		5.25%, 8/1/2014	149		159
Mellon Funding Corp				5.75%, 2/1/2018	520		602
5.00%, 12/1/2014	223	237		Wells Fargo & Co
Morgan Stanley				3.50%, 3/8/2022	520		528
3.80%, 4/29/2016	372	351		3.63%, 4/15/2015	777		825
4.10%, 1/26/2015	250	244		3.68%, 6/15/2016(c)	223		236
4.20%, 11/20/2014	150	148		3.75%, 10/1/2014	446		470
4.75%, 4/1/2014	565	558		4.60%, 4/1/2021	298		328
5.45%, 1/9/2017	200	195		Wells Fargo Bank NA
5.50%, 1/26/2020	160	150		4.75%, 2/9/2015	500		532
5.55%, 4/27/2017	200	196		Westpac Banking Corp
5.63%, 9/23/2019	639	610		3.00%, 8/4/2015	90		94
5.75%, 1/25/2021	300	283		3.00%, 12/9/2015	223		232
6.00%, 5/13/2014	632	643		4.20%, 2/27/2015	312		333
6.00%, 4/28/2015	476	484		4.88%, 11/19/2019	75		82
6.25%, 8/28/2017	795	799					$78,713
6.63%, 4/1/2018	220	223
7.25%, 4/1/2032	45	47		Beverages - 0.51%
7.30%, 5/13/2019	330	342		Anheuser-Busch Cos LLC
National Australia Bank/New York				5.50%, 1/15/2018	260		308
2.00%, 3/9/2015	750	751		Anheuser-Busch InBev Worldwide Inc
Oesterreichische Kontrollbank AG				4.13%, 1/15/2015	45		49
2.00%, 6/3/2016	372	378		5.00%, 4/15/2020	112		133
PNC Funding Corp				5.38%, 11/15/2014	446		492
2.70%, 9/19/2016	372	385		5.38%, 1/15/2020	197		237
3.63%, 2/8/2015	186	198		6.38%, 1/15/2040	149		208
4.38%, 8/11/2020	149	165		6.88%, 11/15/2019	149		193
5.13%, 2/8/2020	75	87		7.75%, 1/15/2019	372		492
5.63%, 2/1/2017	298	334		8.20%, 1/15/2039	149		244
6.70%, 6/10/2019	75	93		Beam Inc
Royal Bank of Canada				5.38%, 1/15/2016	8		9
2.10%, 7/29/2013	75	76		Bottling Group LLC
2.63%, 12/15/2015	149	156		6.95%, 3/15/2014	400		445
2.88%, 4/19/2016	149	159		Coca-Cola Co/The
Royal Bank of Scotland Group PLC				0.75%, 11/15/2013	372		374
6.40%, 10/21/2019	60	62		0.75%, 3/13/2015	298		299
Royal Bank of Scotland PLC/The				1.50%, 11/15/2015	223		228
3.40%, 8/23/2013	301	304		1.80%, 9/1/2016	223		230
3.95%, 9/21/2015	372	371		3.15%, 11/15/2020	372		400
5.63%, 8/24/2020	483	496		Coca-Cola Enterprises Inc
State Street Corp				2.13%, 9/15/2015	200		205
5.38%, 4/30/2017	54	63		3.50%, 9/15/2020	200		211
SunTrust Bank/Atlanta GA				Diageo Capital PLC
5.00%, 9/1/2015	14	15		4.83%, 7/15/2020	149		175
SunTrust Banks Inc				Diageo Finance BV
3.60%, 4/15/2016	298	310		3.25%, 1/15/2015	119		126
Toronto-Dominion Bank/The				Dr Pepper Snapple Group Inc
1.38%, 7/14/2014	149	151		2.60%, 1/15/2019	223		228
2.38%, 10/19/2016	520	538		PepsiAmericas Inc
UBS AG/Stamford CT				4.88%, 1/15/2015	75		83
2.25%, 8/12/2013	200	201		PepsiCo Inc
3.88%, 1/15/2015	520	537		0.88%, 10/25/2013	149		149
4.88%, 8/4/2020	700	737		2.50%, 5/10/2016	149		157
5.88%, 12/20/2017	743	817		2.75%, 3/5/2022	372		373
Union Bank NA				3.10%, 1/15/2015	67		71
5.95%, 5/11/2016	300	334		3.13%, 11/1/2020	372		389
US Bancorp				4.50%, 1/15/2020	149		170
1.13%, 10/30/2013	75	75		4.88%, 11/1/2040	372		424
1.65%, 5/15/2017	595	594		5.50%, 1/15/2040	149		184
2.45%, 7/27/2015	298	309		7.90%, 11/1/2018	460		617
3.00%, 3/15/2022	372	382					$7,903
4.13%, 5/24/2021	223	250		Biotechnology - 0.17%
US Bank NA/Cincinnati OH				Amgen Inc
6.30%, 2/4/2014	100	109		1.88%, 11/15/2014	223		227
Wachovia Bank NA				4.10%, 6/15/2021	520		554
6.00%, 11/15/2017	600	692		5.15%, 11/15/2041	223		230
6.60%, 1/15/2038	550	689		5.70%, 2/1/2019	38		45

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Biotechnology (continued)				Computers (continued)
Amgen Inc (continued)				Hewlett-Packard Co (continued)
5.75%, 3/15/2040	$75	$84		6.13%, 3/1/2014	$788		$847
5.85%, 6/1/2017	231	270		International Business Machines Corp
6.40%, 2/1/2039	38	45		0.55%, 2/6/2015	372		370
6.90%, 6/1/2038	260	328		1.00%, 8/5/2013	150		151
Celgene Corp				2.00%, 1/5/2016	200		207
2.45%, 10/15/2015	149	152		5.60%, 11/30/2039	268		353
Genentech Inc				5.70%, 9/14/2017	520		625
4.75%, 7/15/2015	483	538		6.22%, 8/1/2027	149		197
Gilead Sciences Inc				6.50%, 10/15/2013	300		324
4.40%, 12/1/2021	223	245		7.63%, 10/15/2018	100		133
		$2,718					$6,176

Chemicals - 0.28%				Consumer Products - 0.08%
Airgas Inc				Avery Dennison Corp
2.95%, 6/15/2016	223	233		5.38%, 4/15/2020	75		79
Dow Chemical Co/The				Clorox Co/The
2.50%, 2/15/2016	223	230		3.80%, 11/15/2021	372		392
4.13%, 11/15/2021	149	156		Kimberly-Clark Corp
5.90%, 2/15/2015	145	162		2.40%, 3/1/2022	743		744
7.60%, 5/15/2014	223	249		7.50%, 11/1/2018	52		70
8.55%, 5/15/2019	419	554					$1,285
9.40%, 5/15/2039	149	236
Eastman Chemical Co				Cosmetics & Personal Care - 0.15%
3.00%, 12/15/2015	149	154		Colgate-Palmolive Co
4.50%, 1/15/2021	149	159		2.95%, 11/1/2020	446		473
Ecolab Inc				Procter & Gamble Co/The
4.35%, 12/8/2021	298	326		0.70%, 8/15/2014	149		150
5.50%, 12/8/2041	223	260		2.30%, 2/6/2022	1,189		1,196
EI du Pont de Nemours & Co				4.70%, 2/15/2019	223		266
1.75%, 3/25/2014	223	228		4.85%, 12/15/2015	75		86
2.75%, 4/1/2016	223	237		5.55%, 3/5/2037	149		199
3.25%, 1/15/2015	223	238					$2,370
4.25%, 4/1/2021	223	255		Credit Card Asset Backed Securities - 0.13%
4.63%, 1/15/2020	75	88		Capital One Multi-Asset Execution Trust
Potash Corp of Saskatchewan Inc				5.75%, 7/15/2020	1,374		1,669
4.88%, 3/30/2020	149	174		Citibank Credit Card Issuance Trust
5.25%, 5/15/2014	75	81		5.30%, 3/15/2018	300		347
PPG Industries Inc							$2,016
3.60%, 11/15/2020	149	160
Praxair Inc				Diversified Financial Services - 1.99%
5.38%, 11/1/2016	149	175		American Express Co
Sherwin-Williams Co/The				4.88%, 7/15/2013	595		620
3.13%, 12/15/2014	34	36		6.15%, 8/28/2017	372		439
		$4,391		7.00%, 3/19/2018	528		650
				8.15%, 3/19/2038	75		119
Commercial Services - 0.03%				American Express Credit Corp
Stanford University				2.80%, 9/19/2016	743		765
3.63%, 5/1/2014	223	236		5.13%, 8/25/2014	743		801
Western Union Co/The				Aon Corp
5.25%, 4/1/2020	75	87		5.00%, 9/30/2020	372		422
6.50%, 2/26/2014	52	57		8.21%, 1/1/2027	20		24
Yale University				Bear Stearns Cos LLC/The
2.90%, 10/15/2014	75	79		5.55%, 1/22/2017	149		161
		$459		6.40%, 10/2/2017	371		423
Computers - 0.40%				7.25%, 2/1/2018	416		490
Affiliated Computer Services Inc				BlackRock Inc
5.20%, 6/1/2015	149	161		3.50%, 12/10/2014	112		119
Computer Sciences Corp				5.00%, 12/10/2019	75		86
6.50%, 3/15/2018	298	321		Boeing Capital Corp
Dell Inc				4.70%, 10/27/2019	97		116
5.63%, 4/15/2014	75	82		Capital One Bank USA NA
7.10%, 4/15/2028	149	189		6.50%, 6/13/2013	275		288
Hewlett-Packard Co				8.80%, 7/15/2019	600		762
1.25%, 9/13/2013	149	149		Caterpillar Financial Services Corp
2.13%, 9/13/2015	223	223		1.63%, 6/1/2017	300		301
2.60%, 9/15/2017	446	440		2.65%, 4/1/2016	223		235
3.00%, 9/15/2016	372	380		2.85%, 6/1/2022	200		203
4.65%, 12/9/2021	520	539		4.90%, 8/15/2013	149		156
6.00%, 9/15/2041	446	485		6.13%, 2/17/2014	743		808

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Diversified Financial Services (continued)				Diversified Financial Services (continued)
Caterpillar Financial Services Corp				National Rural Utilities Cooperative Finance
(continued)				Corp
7.15%, 2/15/2019	$327	$429		3.05%, 2/15/2022	$298	$310
Charles Schwab Corp/The				3.88%, 9/16/2015	372	407
4.95%, 6/1/2014	483	520		10.38%, 11/1/2018	52	76
Countrywide Financial Corp				Nomura Holdings Inc
6.25%, 5/15/2016	164	169		4.13%, 1/19/2016	446	453
Credit Suisse USA Inc				6.70%, 3/4/2020	376	416
5.50%, 8/15/2013	149	156		ORIX Corp
5.85%, 8/16/2016	298	336		4.71%, 4/27/2015	350	366
Ford Motor Credit Co LLC				Private Export Funding Corp
2.75%, 5/15/2015	600	610		3.05%, 10/15/2014	75	79
4.25%, 2/3/2017	300	320		3.55%, 4/15/2013	75	77
5.00%, 5/15/2018	300	328		SLM Corp
5.88%, 8/2/2021	600	682		5.00%, 10/1/2013	246	251
7.00%, 10/1/2013	300	320		6.25%, 1/25/2016	520	526
8.70%, 10/1/2014	300	343		8.00%, 3/25/2020	75	77
Franklin Resources Inc				8.45%, 6/15/2018	446	470
3.13%, 5/20/2015	149	157				$31,066
General Electric Capital Corp
2.10%, 1/7/2014	743	753		Electric - 1.53%
2.13%, 12/21/2012	186	188		Appalachian Power Co
2.15%, 1/9/2015	743	753		6.70%, 8/15/2037	223	290
2.30%, 4/27/2017	743	740		7.00%, 4/1/2038	60	82
2.63%, 12/28/2012	520	527		Arizona Public Service Co
3.50%, 6/29/2015	223	234		4.50%, 4/1/2042	223	240
3.75%, 11/14/2014	595	625		Baltimore Gas & Electric Co
4.63%, 1/7/2021	223	244		5.90%, 10/1/2016	201	236
5.30%, 2/11/2021	892	993		CenterPoint Energy Houston Electric LLC
5.38%, 10/20/2016	446	505		7.00%, 3/1/2014	97	107
5.50%, 6/4/2014	149	161		Commonwealth Edison Co
5.50%, 1/8/2020	275	315		1.63%, 1/15/2014	223	226
5.63%, 9/15/2017	446	509		4.00%, 8/1/2020	30	34
5.88%, 1/14/2038	769	874		5.80%, 3/15/2018	38	46
6.00%, 8/7/2019	524	615		Consolidated Edison Co of New York Inc
6.15%, 8/7/2037	160	187		4.20%, 3/15/2042	372	397
6.75%, 3/15/2032	234	288		5.85%, 3/15/2036	149	192
6.88%, 1/10/2039	580	742		6.65%, 4/1/2019	149	192
Goldman Sachs Capital I				6.75%, 4/1/2038	75	108
6.35%, 2/15/2034	156	143		Constellation Energy Group Inc
HSBC Finance Capital Trust IX				4.55%, 6/15/2015	45	48
5.91%, 11/30/2035	125	115		Consumers Energy Co
HSBC Finance Corp				5.50%, 8/15/2016	212	245
5.50%, 1/19/2016	300	325		Detroit Edison Co/The
6.68%, 1/15/2021	286	309		3.45%, 10/1/2020	15	16
Jefferies Group Inc				Dominion Resources Inc/VA
3.88%, 11/9/2015	298	288		1.80%, 3/15/2014	223	227
6.88%, 4/15/2021	78	75		4.90%, 8/1/2041	223	250
8.50%, 7/15/2019	38	40		5.15%, 7/15/2015	149	167
John Deere Capital Corp				8.88%, 1/15/2019	595	820
0.88%, 4/17/2015	298	298		Duke Energy Carolinas LLC
1.40%, 3/15/2017	520	521		5.30%, 10/1/2015	446	507
1.88%, 6/17/2013	149	151		5.30%, 2/15/2040	38	47
2.25%, 6/7/2016	223	233		Duke Energy Corp
2.75%, 3/15/2022	372	377		3.35%, 4/1/2015	223	236
JP Morgan Chase Capital XXVII				3.95%, 9/15/2014	19	20
7.00%, 11/1/2039	149	149		Duke Energy Indiana Inc
Merrill Lynch & Co Inc				3.75%, 7/15/2020	108	119
5.30%, 9/30/2015	75	79		4.20%, 3/15/2042	372	387
5.45%, 7/15/2014	75	79		6.12%, 10/15/2035	223	259
5.70%, 5/2/2017	200	203		Duke Energy Ohio Inc
6.05%, 5/16/2016	416	427		5.45%, 4/1/2019	372	452
6.11%, 1/29/2037	200	192		Entergy Arkansas Inc
6.88%, 4/25/2018	595	654		3.75%, 2/15/2021	75	81
7.75%, 5/14/2038	350	398		Entergy Corp
Murray Street Investment Trust I				4.70%, 1/15/2017	372	391
4.65%, 3/9/2017(c)	743	737		5.13%, 9/15/2020	258	269
NASDAQ OMX Group Inc/The				Exelon Corp
4.00%, 1/15/2015	149	154		4.90%, 6/15/2015	112	122

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Electric (continued)				Electric (continued)
Exelon Generation Co LLC				PSEG Power LLC
5.20%, 10/1/2019	$298	$335		2.75%, 9/15/2016	$223		$231
6.25%, 10/1/2039	416	495		Public Service Co of New Mexico
FirstEnergy Corp				7.95%, 5/15/2018	446		548
7.38%, 11/15/2031	372	474		Public Service Electric & Gas Co
FirstEnergy Solutions Corp				3.50%, 8/15/2020	212		233
6.05%, 8/15/2021	45	50		Puget Sound Energy Inc
6.80%, 8/15/2039	294	320		4.43%, 11/15/2041	223		245
Florida Power & Light Co				5.80%, 3/15/2040	149		195
5.13%, 6/1/2041	446	539		San Diego Gas & Electric Co
5.63%, 4/1/2034	75	94		5.35%, 5/15/2040	246		318
5.69%, 3/1/2040	142	186		South Carolina Electric & Gas Co
Florida Power Corp				5.45%, 2/1/2041	223		271
4.55%, 4/1/2020	223	258		Southern California Edison Co
5.65%, 6/15/2018	372	451		4.05%, 3/15/2042	372		387
5.65%, 4/1/2040	75	95		5.50%, 3/15/2040	298		377
6.40%, 6/15/2038	194	266		5.95%, 2/1/2038	23		31
Georgia Power Co				Southwestern Electric Power Co
3.00%, 4/15/2016	223	239		6.20%, 3/15/2040	149		184
4.25%, 12/1/2019	223	256		6.45%, 1/15/2019	75		91
4.30%, 3/15/2042	372	384		Toledo Edison Co/The
6.00%, 9/1/2040	75	75		7.25%, 5/1/2020	223		287
Great Plains Energy Inc				TransAlta Corp
4.85%, 6/1/2021	223	242		6.50%, 3/15/2040	75		77
Hydro Quebec				Union Electric Co
8.05%, 7/7/2024	298	449		6.40%, 6/15/2017	223		270
Iberdrola International BV				Virginia Electric and Power Co
6.75%, 7/15/2036	372	365		6.00%, 5/15/2037	223		292
LG&E and KU Energy LLC				8.88%, 11/15/2038	30		51
3.75%, 11/15/2020	223	232					$23,792
Louisville Gas & Electric Co
5.13%, 11/15/2040	149	180		Electrical Components & Equipment - 0.01%
MidAmerican Energy Holdings Co				Emerson Electric Co
6.13%, 4/1/2036	454	575		4.88%, 10/15/2019	75		89
Nevada Power Co
5.45%, 5/15/2041	435	533		Electronics - 0.11%
6.50%, 5/15/2018	223	274		Agilent Technologies Inc
7.13%, 3/15/2019	38	49		6.50%, 11/1/2017	45		55
NextEra Energy Capital Holdings Inc				Honeywell International Inc
2.55%, 11/15/2013	71	72		5.30%, 3/1/2018	372		444
4.50%, 6/1/2021	149	162		5.38%, 3/1/2041	223		274
Nisource Finance Corp				5.70%, 3/15/2037	38		48
5.25%, 9/15/2017	205	229		Koninklijke Philips Electronics NV
5.40%, 7/15/2014	138	150		5.00%, 3/15/2042	372		398
5.95%, 6/15/2041	75	87		5.75%, 3/11/2018	30		35
6.40%, 3/15/2018	45	53		Thermo Fisher Scientific Inc
Northern States Power Co/MN				2.05%, 2/21/2014	223		228
5.25%, 3/1/2018	119	142		4.70%, 5/1/2020	149		172
5.35%, 11/1/2039	238	300					$1,654
Ohio Power Co
6.00%, 6/1/2016	237	276		Environmental Control - 0.08%
Oncor Electric Delivery Co LLC				Republic Services Inc
5.25%, 9/30/2040	149	154		4.75%, 5/15/2023	149		166
6.80%, 9/1/2018	506	603		5.50%, 9/15/2019	301		351
Pacific Gas & Electric Co				6.20%, 3/1/2040	171		204
3.50%, 10/1/2020	75	81		Waste Management Inc
4.45%, 4/15/2042	298	318		6.38%, 3/11/2015	223		253
5.40%, 1/15/2040	372	450		7.00%, 7/15/2028	45		61
6.05%, 3/1/2034	298	380		7.38%, 3/11/2019	223		283
PacifiCorp							$1,318
5.65%, 7/15/2018	205	247		Federal & Federally Sponsored Credit - 0.12%
6.25%, 10/15/2037	268	363		Federal Farm Credit Banks Funding Corp
PG&E Corp				0.75%, 12/19/2014	558		559
5.75%, 4/1/2014	298	323		1.50%, 11/16/2015	743		764
PPL Energy Supply LLC				3.88%, 10/7/2013	459		481
5.70%, 10/15/2035	134	146					$1,804
Progress Energy Inc
3.15%, 4/1/2022	372	376		Finance - Mortgage Loan/Banker - 4.69%
7.75%, 3/1/2031	394	563		Fannie Mae
				0.00%, 6/1/2017(d)	446		423

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)		Value (000	's)

Finance - Mortgage Loan/Banker (continued)				Finance - Mortgage Loan/Banker (continued)
Fannie Mae (continued)				Federal Home Loan Banks	(continued)
0.00%, 10/9/2019(d)	$560	$461		3.13%, 12/13/2013		$150	$156
0.38%, 3/16/2015	743	740		3.63%, 10/18/2013		190	199
0.50%, 12/27/2013	558	559		3.88%, 6/14/2013		150	156
0.50%, 11/21/2014	818	817		4.00%, 9/6/2013		115	120
0.60%, 10/25/2013	372	372		4.50%, 9/16/2013		115	121
0.63%, 10/30/2014	1,115	1,119		4.50%, 2/18/2015		745	822
0.75%, 12/18/2013	372	375		4.75%, 12/16/2016		190	223
0.75%, 12/19/2014	743	748		4.88%, 5/17/2017		930	1,107
0.80%, 11/23/2015	818	818		5.00%, 11/17/2017		560	678
0.85%, 10/24/2014	372	373		5.13%, 8/14/2013		930	985
0.88%, 8/28/2014	372	376		5.25%, 6/18/2014		190	209
1.00%, 9/20/2013	149	149		5.38%, 5/18/2016		225	266
1.00%, 9/23/2013	1,189	1,200		5.50%, 8/13/2014		485	540
1.00%, 6/27/2014	186	186		5.50%, 7/15/2036		520	716
1.00%, 11/7/2014	372	373		5.63%, 6/11/2021		450	580
1.00%, 8/29/2016	500	499		Freddie Mac
1.10%, 4/24/2015	446	447		0.63%, 12/23/2013		743	746
1.13%, 6/27/2014	520	528		0.63%, 12/29/2014		743	746
1.25%, 8/20/2013	1,040	1,052		0.75%, 10/17/2014		372	372
1.25%, 2/27/2014	743	756		0.88%, 10/28/2013		743	749
1.25%, 9/28/2016	929	943		0.90%, 1/23/2015		743	744
1.25%, 1/30/2017	558	567		1.00%, 7/30/2014		743	753
1.38%, 10/19/2016	558	560		1.00%, 8/20/2014		743	752
1.38%, 11/15/2016	743	758		1.00%, 8/27/2014		372	377
1.45%, 10/3/2016	372	373		1.15%, 10/19/2015		372	373
1.50%, 6/26/2013	149	151		1.20%, 3/6/2017		595	600
1.50%, 4/17/2017	372	375		1.25%, 5/12/2017		743	753
1.63%, 10/26/2015	743	767		1.27%, 1/26/2015		97	97
1.75%, 5/7/2013	186	189		1.35%, 4/29/2014		743	757
2.38%, 7/28/2015	298	315		1.38%, 2/25/2014		372	379
2.38%, 4/11/2016	520	552		1.50%, 8/24/2016		372	373
2.50%, 5/15/2014	149	155		1.63%, 4/15/2013		186	188
2.63%, 11/20/2014	372	392		1.63%, 12/5/2016		595	598
2.75%, 2/5/2014	1,115	1,162		1.75%, 9/10/2015		186	193
2.75%, 3/13/2014	743	775		2.00%, 2/28/2019		1,152	1,161
2.88%, 12/11/2013	208	216		2.38%, 1/13/2022		743	765
3.00%, 9/16/2014	1,338	1,418		2.50%, 1/7/2014		186	193
3.25%, 4/9/2013	149	153		2.50%, 4/23/2014		149	155
3.88%, 7/12/2013	186	194		2.50%, 5/27/2016		520	555
4.13%, 4/15/2014	743	795		2.88%, 2/9/2015		372	395
4.38%, 10/15/2015	298	335		3.50%, 5/29/2013		250	258
4.63%, 5/1/2013	743	772		3.75%, 6/28/2013		409	425
4.63%, 10/15/2014	112	123		3.75%, 3/27/2019		1,598	1,843
5.00%, 3/15/2016	929	1,065		4.13%, 9/27/2013		186	195
5.00%, 2/13/2017	186	221		4.38%, 7/17/2015		149	166
5.00%, 5/11/2017	186	222		4.50%, 7/15/2013		929	974
5.25%, 9/15/2016	149	177		4.50%, 1/15/2014		186	199
5.38%, 6/12/2017	929	1,128		4.50%, 1/15/2015		186	205
5.63%, 7/15/2037	75	108		4.75%, 11/17/2015		186	212
5.78%, 6/7/2022	75	75		4.75%, 1/19/2016		669	767
6.00%, 4/18/2036	149	175		4.88%, 11/15/2013		892	952
6.63%, 11/15/2030	298	454		4.88%, 6/13/2018		613	743
7.13%, 1/15/2030	576	911		5.00%, 1/30/2014		186	200
7.25%, 5/15/2030	520	836		5.00%, 7/15/2014		558	612
Federal Home Loan Banks				5.00%, 2/16/2017		298	354
0.38%, 11/27/2013	745	746		5.00%, 4/18/2017		743	885
0.38%, 1/29/2014	745	746		5.13%, 10/18/2016		250	295
0.41%, 3/12/2014	1,115	1,116		5.13%, 11/17/2017		520	631
0.50%, 8/28/2013	1,115	1,118		5.25%, 4/18/2016		520	610
0.50%, 2/24/2015	300	300		5.50%, 7/18/2016		929	1,107
0.88%, 12/27/2013	375	378		5.50%, 8/23/2017		669	821
1.24%, 3/14/2017	560	561		6.25%, 7/15/2032		669	1,001
1.38%, 5/28/2014	745	761		6.75%, 3/15/2031		223	345
1.88%, 6/21/2013	895	910					$73,123
2.38%, 3/14/2014	855	886
2.75%, 12/12/2014	855	900		Food - 0.43%
2.75%, 3/13/2015	520	552		Campbell Soup Co
2.88%, 6/12/2015	855	914		3.05%, 7/15/2017		372	402
				4.25%, 4/15/2021		149	170

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Food (continued)				Healthcare - Products (continued)
ConAgra Foods Inc				Stryker Corp
5.88%, 4/15/2014	$90	$98		4.38%, 1/15/2020	$75		$85
Delhaize Group SA							$1,860
5.70%, 10/1/2040	298	271
General Mills Inc				Healthcare - Services - 0.28%
3.15%, 12/15/2021	223	228		Aetna Inc
5.25%, 8/15/2013	520	548		4.13%, 6/1/2021	298		330
HJ Heinz Finance Co				6.63%, 6/15/2036	15		19
6.75%, 3/15/2032	75	95		6.75%, 12/15/2037	38		49
Kellogg Co				Cigna Corp
4.00%, 12/15/2020	223	242		2.75%, 11/15/2016	372		383
Kraft Foods Inc				5.38%, 2/15/2042	372		399
4.13%, 2/9/2016	335	364		Quest Diagnostics Inc
5.38%, 2/10/2020	532	629		4.70%, 4/1/2021	298		332
6.50%, 8/11/2017	743	900		4.75%, 1/30/2020	12		13
6.50%, 11/1/2031	372	461		5.45%, 11/1/2015	52		58
6.50%, 2/9/2040	220	280		UnitedHealth Group Inc
6.75%, 2/19/2014	127	139		2.88%, 3/15/2022	520		523
7.00%, 8/11/2037	104	134		4.70%, 2/15/2021	260		299
Kroger Co/The				6.50%, 6/15/2037	223		294
3.40%, 4/15/2022	446	443		6.88%, 2/15/2038	409		566
4.95%, 1/15/2015	223	243		WellPoint Inc
5.40%, 7/15/2040	75	80		5.25%, 1/15/2016	97		109
6.15%, 1/15/2020	38	46		5.80%, 8/15/2040	15		18
6.40%, 8/15/2017	52	63		6.38%, 6/15/2037	223		279
Safeway Inc				7.00%, 2/15/2019	520		656
3.95%, 8/15/2020	93	91					$4,327
6.25%, 3/15/2014	364	392		Home Furnishings - 0.01%
Unilever Capital Corp				Whirlpool Corp
2.75%, 2/10/2016	300	319		4.85%, 6/15/2021	223		232
		$6,638

Forest Products & Paper - 0.11%				Insurance - 0.76%
Georgia-Pacific LLC				ACE INA Holdings Inc
7.75%, 11/15/2029	149	193		5.88%, 6/15/2014	75		82
8.00%, 1/15/2024	372	494		Aegon NV
International Paper Co				4.63%, 12/1/2015	67		71
7.30%, 11/15/2039	75	94		Aflac Inc
7.50%, 8/15/2021	394	501		3.45%, 8/15/2015	60		63
9.38%, 5/15/2019	177	237		6.45%, 8/15/2040	93		109
Plum Creek Timberlands LP				8.50%, 5/15/2019	38		50
4.70%, 3/15/2021	149	157		Allstate Corp/The
		$1,676		5.20%, 1/15/2042	372		413
				6.75%, 5/15/2018	149		182
Gas - 0.06%				7.45%, 5/16/2019	149		192
Atmos Energy Corp
4.95%, 10/15/2014	149	162		American International Group Inc
CenterPoint Energy Inc				3.00%, 3/20/2015	372		376
				5.60%, 10/18/2016	223		242
6.50%, 5/1/2018	223	267		5.85%, 1/16/2018	446		489
National Grid PLC
6.30%, 8/1/2016	119	138		6.25%, 3/15/2037	298		261
				6.40%, 12/15/2020	372		417
Sempra Energy				8.25%, 8/15/2018	327		393
2.00%, 3/15/2014	298	303
6.00%, 10/15/2039	38	48		AXA SA
				8.60%, 12/15/2030	112		121
		$918		Berkshire Hathaway Finance Corp
Healthcare - Products - 0.12%				1.50%, 1/10/2014	223		226
Baxter International Inc				4.25%, 1/15/2021	298		328
4.25%, 3/15/2020	149	170		5.75%, 1/15/2040	45		54
5.90%, 9/1/2016	52	62		Berkshire Hathaway Inc
Becton Dickinson and Co				1.90%, 1/31/2017	372		378
5.00%, 11/12/2040	149	176		3.20%, 2/11/2015	227		241
Boston Scientific Corp				3.40%, 1/31/2022	595		617
6.00%, 1/15/2020	149	177		Chubb Corp/The
6.25%, 11/15/2015	149	166		6.50%, 5/15/2038	30		41
7.38%, 1/15/2040	149	201		CNA Financial Corp
Covidien International Finance SA				5.75%, 8/15/2021	223		244
6.00%, 10/15/2017	67	81		Fidelity National Financial Inc
Medtronic Inc				6.60%, 5/15/2017	149		159
3.00%, 3/15/2015	372	396		Genworth Financial Inc
4.45%, 3/15/2020	298	346		5.75%, 6/15/2014	580		592

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Insurance (continued)					Iron & Steel (continued)
Genworth Financial Inc	(continued)				Cliffs Natural Resources Inc
7.70%, 6/15/2020		$75	$73		4.88%, 4/1/2021	$372		$387
Hartford Financial Services Group Inc					Nucor Corp
5.38%, 3/15/2017		223	237		5.75%, 12/1/2017	38		46
6.00%, 1/15/2019		52	56					$2,135
6.63%, 3/30/2040		75	78
Liberty Mutual Group Inc					Lodging - 0.07%
7.25%, 9/1/2012(a)		3	3		Starwood Hotels & Resorts Worldwide Inc
Lincoln National Corp					7.15%, 12/1/2019	298		360
7.00%, 6/15/2040		138	165		7.88%, 10/15/2014	372		421
8.75%, 7/1/2019		409	520		Wyndham Worldwide Corp
Marsh & McLennan Cos Inc					7.38%, 3/1/2020	298		362
5.75%, 9/15/2015		36	40					$1,143
MetLife Inc					Machinery - Construction & Mining - 0.02%
5.70%, 6/15/2035		186	220		Caterpillar Inc
6.40%, 12/15/2049(c)		112	106		6.05%, 8/15/2036	223		295
6.75%, 6/1/2016		743	874
7.72%, 2/15/2019		75	95
PartnerRe Finance B LLC					Machinery - Diversified - 0.03%
5.50%, 6/1/2020		75	80		Deere & Co
Progressive Corp/The					4.38%, 10/16/2019	164		192
3.75%, 8/23/2021		223	243		Rockwell Automation Inc
Protective Life Corp					6.25%, 12/1/2037	149		195
8.45%, 10/15/2039		149	183		Roper Industries Inc
Prudential Financial Inc					6.63%, 8/15/2013	38		40
4.50%, 11/16/2021		372	393					$427
4.75%, 9/17/2015		149	161		Media - 1.13%
5.10%, 9/20/2014		82	88		CBS Corp
5.70%, 12/14/2036		75	79		5.75%, 4/15/2020	190		222
5.80%, 11/16/2041		149	159		7.88%, 7/30/2030	227		302
6.00%, 12/1/2017		223	257		Comcast Cable Communications LLC
6.63%, 12/1/2037		45	53		7.13%, 6/15/2013	223		237
Transatlantic Holdings Inc					Comcast Corp
5.75%, 12/14/2015		70	76		5.15%, 3/1/2020	506		591
Travelers Cos Inc/The					5.90%, 3/15/2016	372		430
6.25%, 6/15/2037		38	50		6.30%, 11/15/2017	372		448
6.75%, 6/20/2036		149	203		6.40%, 3/1/2040	431		545
Unum Group					6.45%, 3/15/2037	175		215
7.13%, 9/30/2016		223	256		6.95%, 8/15/2037	216		278
Validus Holdings Ltd					COX Communications Inc
8.88%, 1/26/2040		149	172		5.45%, 12/15/2014	754		830
Willis Group Holdings PLC					5.50%, 10/1/2015	75		85
4.13%, 3/15/2016		372	391		DIRECTV Holdings LLC / DIRECTV
WR Berkley Corp					Financing Co Inc
6.25%, 2/15/2037		86	95		3.55%, 3/15/2015	286		301
XL Group PLC					3.80%, 3/15/2022	298		299
5.25%, 9/15/2014		38	40		4.60%, 2/15/2021	494		528
			$11,787		5.88%, 10/1/2019	164		189
Internet - 0.07%					6.00%, 8/15/2040	472		517
eBay Inc					Discovery Communications LLC
0.88%, 10/15/2013		75	76		3.70%, 6/1/2015	93		99
1.63%, 10/15/2015		149	153		5.05%, 6/1/2020	149		170
Expedia Inc					5.63%, 8/15/2019	149		175
7.46%, 8/15/2018		372	422		6.35%, 6/1/2040	127		155
Google Inc					Grupo Televisa SAB
1.25%, 5/19/2014		149	151		6.00%, 5/15/2018	300		346
2.13%, 5/19/2016		149	156		Historic TW Inc
3.63%, 5/19/2021		149	165		6.88%, 6/15/2018	75		92
			$1,123		McGraw-Hill Cos Inc/The
					6.55%, 11/15/2037	149		174
Iron & Steel - 0.14%					NBCUniversal Media LLC
ArcelorMittal					3.65%, 4/30/2015	376		400
3.75%, 8/5/2015		546	547		4.38%, 4/1/2021	149		164
5.38%, 6/1/2013		112	115		5.15%, 4/30/2020	220		255
5.50%, 3/1/2021		223	212		6.40%, 4/30/2040	149		183
6.13%, 6/1/2018		149	150		News America Inc
6.75%, 3/1/2041		223	208		5.65%, 8/15/2020	149		172
7.00%, 10/15/2039		149	144		6.15%, 2/15/2041	223		256
9.85%, 6/1/2019		275	326		6.20%, 12/15/2034	156		174

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Media (continued)				Mining (continued)
News America Inc (continued)				Rio Tinto Alcan Inc
6.40%, 12/15/2035	$372	$423		5.20%, 1/15/2014	$149		$158
6.90%, 3/1/2019	446	542		6.13%, 12/15/2033	223		276
Reed Elsevier Capital Inc				Rio Tinto Finance USA Ltd
7.75%, 1/15/2014	30	33		3.75%, 9/20/2021	372		398
Thomson Reuters Corp				6.50%, 7/15/2018	12		15
5.70%, 10/1/2014	67	74		7.13%, 7/15/2028	38		52
5.85%, 4/15/2040	75	87		8.95%, 5/1/2014	97		111
Time Warner Cable Inc				9.00%, 5/1/2019	242		332
3.50%, 2/1/2015	75	79		Rio Tinto Finance USA PLC
4.00%, 9/1/2021	520	542		4.75%, 3/22/2042	372		407
5.85%, 5/1/2017	149	173		Southern Copper Corp
6.20%, 7/1/2013	223	235		5.38%, 4/16/2020	75		82
6.55%, 5/1/2037	149	174		6.75%, 4/16/2040	312		326
6.75%, 7/1/2018	151	183		Teck Resources Ltd
6.75%, 6/15/2039	223	272		3.00%, 3/1/2019	298		293
7.30%, 7/1/2038	75	95		6.25%, 7/15/2041	446		496
8.25%, 4/1/2019	446	582		Vale Overseas Ltd
8.75%, 2/14/2019	142	188		5.63%, 9/15/2019	134		148
Time Warner Entertainment Co LP				6.25%, 1/23/2017	149		168
8.38%, 7/15/2033	275	380		6.88%, 11/21/2036	486		556
Time Warner Inc				8.25%, 1/17/2034	112		144
3.15%, 7/15/2015	231	244					$9,001
4.00%, 1/15/2022	520	551
4.70%, 1/15/2021	234	261		Miscellaneous Manufacturing - 0.17%
4.88%, 3/15/2020	123	139		3M Co
5.38%, 10/15/2041	372	403		1.38%, 9/29/2016	372		380
5.88%, 11/15/2016	520	612		5.70%, 3/15/2037	112		156
6.10%, 7/15/2040	127	146		Danaher Corp
6.20%, 3/15/2040	149	174		5.63%, 1/15/2018	372		445
6.50%, 11/15/2036	60	71		Dover Corp
7.63%, 4/15/2031	275	358		5.38%, 3/1/2041	223		278
Viacom Inc				GE Capital Trust I
2.50%, 12/15/2016	298	306		6.38%, 11/15/2067	45		46
3.88%, 12/15/2021	372	397		General Electric Co
4.25%, 9/15/2015	67	73		5.25%, 12/6/2017	372		434
6.88%, 4/30/2036	194	252		Ingersoll-Rand Global Holding Co Ltd
Walt Disney Co/The				9.50%, 4/15/2014	30		34
1.35%, 8/16/2016	149	150		Parker Hannifin Corp
2.75%, 8/16/2021	298	304		3.50%, 9/15/2022	223		239
7.00%, 3/1/2032	149	215		Textron Inc
		$17,550		6.20%, 3/15/2015	26		29
				Tyco Electronics Group SA
Mining - 0.58%				6.55%, 10/1/2017	38		46
Alcoa Inc				7.13%, 10/1/2037	41		56
5.40%, 4/15/2021	149	154		Tyco International Finance SA
5.90%, 2/1/2027	149	154		3.38%, 10/15/2015	112		119
6.15%, 8/15/2020	38	41		4.13%, 10/15/2014	34		36
6.50%, 6/15/2018	483	545		8.50%, 1/15/2019	38		50
AngloGold Ashanti Holdings PLC				Tyco International Ltd / Tyco International
5.38%, 4/15/2020	12	12		Finance SA
Barrick Gold Corp				6.88%, 1/15/2021	60		77
2.90%, 5/30/2016	223	234		7.00%, 12/15/2019	205		260
Barrick PD Australia Finance Pty Ltd							$2,685
4.95%, 1/15/2020	175	200
5.95%, 10/15/2039	260	301		Mortgage Backed Securities - 1.86%
BHP Billiton Finance USA Ltd				Banc of America Merrill Lynch Commercial
1.13%, 11/21/2014	223	224		Mortgage Inc
1.63%, 2/24/2017	372	374		4.76%, 11/10/2039	111		116
				5.08%, 11/10/2042(c)	223		226
3.25%, 11/21/2021	372	389		5.19%, 9/10/2047(c)	371		414
4.13%, 2/24/2042	372	379		5.41%, 9/10/2047(c)	1,486		1,634
5.50%, 4/1/2014	743	806
6.50%, 4/1/2019	67	85		5.63%, 4/10/2049	136		140
Freeport-McMoRan Copper & Gold Inc				5.89%, 7/10/2044	45		50
				6.21%, 2/10/2051(c)	119		138
3.55%, 3/1/2022	298	296
Newmont Mining Corp				Bear Stearns Commercial Mortgage
3.50%, 3/15/2022	298	294		Securities
5.13%, 10/1/2019	149	170		5.47%, 6/11/2041	75		80
6.25%, 10/1/2039	341	381		5.54%, 9/11/2041	371		420
				5.54%, 10/12/2041	561		637

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Bear Stearns Commercial Mortgage				Morgan Stanley Capital I Inc	(continued)
Securities (continued)				5.60%, 4/12/2049(c)		$802		$850
5.72%, 9/11/2038(c)	$286	$324		5.69%, 10/15/2042(c)		28		28
Citigroup Commercial Mortgage Trust				Wachovia Bank Commercial Mortgage Trust
4.73%, 10/15/2041	568	606		4.96%, 11/15/2035		201		210
6.08%, 12/10/2049(c)	35	40		5.27%, 12/15/2044(c)		371		412
Citigroup/Deutsche Bank Commercial				5.42%, 1/15/2045		557		621
Mortgage Trust				5.68%, 5/15/2046(c)		260		296
5.62%, 10/15/2048	238	267		5.80%, 7/15/2045		108		112
Commercial Mortgage Loan Trust								$29,022
6.00%, 12/10/2049(c)	256	290
Commercial Mortgage Pass Through				Office & Business Equipment - 0.07%
Certificates				Pitney Bowes Inc
4.84%, 10/15/2037(c)	149	155		5.75%, 9/15/2017		223		230
5.81%, 12/10/2049(c)	371	427		Xerox Corp
Credit Suisse First Boston Mortgage Securities				2.95%, 3/15/2017		446		449
Corp				4.25%, 2/15/2015		142		151
4.83%, 11/15/2037	594	636		4.50%, 5/15/2021		149		154
5.01%, 2/15/2038	743	803		5.63%, 12/15/2019		64		73
Credit Suisse Mortgage Capital Certificates				8.25%, 5/15/2014		82		92
5.77%, 9/15/2039(c)	371	400						$1,149
GE Capital Commercial Mortgage Corp				Oil & Gas - 1.76%
4.94%, 7/10/2045	71	75		Alberta Energy Co Ltd
5.31%, 11/10/2045(c)	74	83		7.38%, 11/1/2031		223		267
Greenwich Capital Commercial Funding				Anadarko Finance Co
Corp				7.50%, 5/1/2031		223		278
4.92%, 1/5/2036(c)	743	768		Anadarko Petroleum Corp
5.44%, 3/10/2039(c)	628	685		5.95%, 9/15/2016		517		586
5.74%, 12/10/2049	1,114	1,216		6.20%, 3/15/2040		75		86
GS Mortgage Securities Corp II				6.38%, 9/15/2017		164		192
5.79%, 8/10/2045(c)	186	195		6.45%, 9/15/2036		75		88
5.79%, 8/10/2045(c)	1,486	1,622		Apache Corp
JP Morgan Chase Commercial Mortgage				3.63%, 2/1/2021		223		240
Securities Corp				4.75%, 4/15/2043		372		408
4.17%, 8/15/2046	743	813		5.10%, 9/1/2040		268		305
4.74%, 7/15/2042	260	278		BP Capital Markets PLC
4.78%, 7/15/2042	223	234		1.85%, 5/5/2017		200		200
4.88%, 1/12/2038(c)	312	324		3.13%, 10/1/2015		149		157
4.88%, 1/15/2042	394	420		3.20%, 3/11/2016		298		315
5.23%, 12/15/2044	631	665		3.25%, 5/6/2022		200		203
5.34%, 5/15/2047	988	1,072		3.88%, 3/10/2015		45		48
5.42%, 1/15/2049	446	490		4.74%, 3/11/2021		372		423
5.44%, 5/15/2045(c)	48	51		4.75%, 3/10/2019		75		85
5.45%, 6/12/2047	639	664		5.25%, 11/7/2013		780		827
5.46%, 12/12/2043	743	696		Canadian Natural Resources Ltd
5.72%, 2/15/2051	20	22		5.70%, 5/15/2017		49		57
5.82%, 6/12/2043	224	229		6.25%, 3/15/2038		186		230
5.87%, 4/15/2045(c)	743	784		Cenovus Energy Inc
LB Commercial Conduit Mortgage Trust				4.50%, 9/15/2014		123		132
5.91%, 7/15/2044(c)	182	208		5.70%, 10/15/2019		153		183
LB-UBS Commercial Mortgage Trust				6.75%, 11/15/2039		372		475
4.79%, 7/15/2040(c)	743	783		Chevron Corp
4.84%, 7/15/2040	520	508		3.95%, 3/3/2014		356		378
5.02%, 9/15/2040	409	435		ConocoPhillips
5.20%, 11/15/2030	371	410		4.60%, 1/15/2015		743		815
5.27%, 6/15/2029(c)	446	474		4.75%, 2/1/2014		112		119
5.66%, 3/15/2039	371	413		6.00%, 1/15/2020		272		346
5.86%, 7/15/2040(c)	126	143		6.50%, 2/1/2039		491		674
Merrill Lynch Mortgage Trust				ConocoPhillips Canada Funding Co I
5.85%, 6/12/2050(c)	223	246		5.63%, 10/15/2016		223		263
Merrill Lynch/Countrywide Commercial				ConocoPhillips Holding Co
Mortgage Trust				6.95%, 4/15/2029		298		416
5.36%, 8/12/2048(c)	222	228		Devon Energy Corp
Morgan Stanley Capital I Inc				1.88%, 5/15/2017		298		297
4.70%, 7/15/2056	984	1,054		5.60%, 7/15/2041		75		87
5.36%, 3/15/2044(c)	290	322		5.63%, 1/15/2014		75		80
5.42%, 3/12/2044(c)	743	824		6.30%, 1/15/2019		446		550
5.51%, 11/12/2049	743	844		7.95%, 4/15/2032		268		381
5.60%, 4/12/2049(c)	390	412

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Oil & Gas (continued)				Oil & Gas (continued)
Devon Financing Corp ULC				Shell International Finance BV	(continued)
7.88%, 9/30/2031	$372	$531		4.00%, 3/21/2014		$223		$237
Encana Corp				4.30%, 9/22/2019		149		173
5.90%, 12/1/2017	75	87		4.38%, 3/25/2020		75		88
6.50%, 2/1/2038	194	217		5.50%, 3/25/2040		75		96
Ensco PLC				6.38%, 12/15/2038		127		176
3.25%, 3/15/2016	149	156		Statoil ASA
EOG Resources Inc				3.15%, 1/23/2022		298		311
4.40%, 6/1/2020	149	168		5.10%, 8/17/2040		182		217
6.13%, 10/1/2013	75	80		5.25%, 4/15/2019		67		80
EQT Corp				Suncor Energy Inc
6.50%, 4/1/2018	369	426		6.10%, 6/1/2018		372		443
Hess Corp				6.50%, 6/15/2038		364		446
5.60%, 2/15/2041	149	160		6.85%, 6/1/2039		15		19
7.30%, 8/15/2031	112	142		Talisman Energy Inc
8.13%, 2/15/2019	75	97		5.13%, 5/15/2015		26		28
Husky Energy Inc				6.25%, 2/1/2038		242		266
5.90%, 6/15/2014	75	82		Total Capital International SA
Marathon Oil Corp				2.88%, 2/17/2022		372		377
5.90%, 3/15/2018	149	175		Total Capital SA
6.60%, 10/1/2037	67	84		3.00%, 6/24/2015		108		114
Marathon Petroleum Corp				4.25%, 12/15/2021		149		169
3.50%, 3/1/2016	223	235		Transocean Inc
5.13%, 3/1/2021	223	248		6.00%, 3/15/2018		446		503
Nabors Industries Inc				6.38%, 12/15/2021		223		256
9.25%, 1/15/2019	223	294		Valero Energy Corp
Nexen Inc				4.50%, 2/1/2015		23		25
6.40%, 5/15/2037	168	185		6.13%, 2/1/2020		112		131
7.50%, 7/30/2039	45	55		6.63%, 6/15/2037		101		112
Noble Energy Inc				7.50%, 4/15/2032		45		53
6.00%, 3/1/2041	298	340		9.38%, 3/15/2019		372		492
Noble Holding International Ltd								$27,384
2.50%, 3/15/2017	372	376
3.45%, 8/1/2015	75	79		Oil & Gas Services - 0.14%
6.20%, 8/1/2040	75	88		Baker Hughes Inc
Occidental Petroleum Corp				5.13%, 9/15/2040		234		272
4.13%, 6/1/2016	223	250		7.50%, 11/15/2018		38		50
PC Financial Partnership				Cameron International Corp
5.00%, 11/15/2014	75	81		6.38%, 7/15/2018		446		534
Pemex Project Funding Master Trust				Halliburton Co
5.75%, 3/1/2018	409	457		3.25%, 11/15/2021		149		156
6.63%, 6/15/2035	104	118		4.50%, 11/15/2041		149		157
Petrobras International Finance Co - Pifco				7.45%, 9/15/2039		30		43
2.88%, 2/6/2015	372	376		Weatherford International Ltd/Bermuda
3.88%, 1/27/2016	223	231		5.13%, 9/15/2020		149		161
5.38%, 1/27/2021	595	635		6.00%, 3/15/2018		38		44
5.75%, 1/20/2020	402	438		6.75%, 9/15/2040		149		168
5.88%, 3/1/2018	223	246		9.63%, 3/1/2019		476		628
6.75%, 1/27/2041	223	257						$2,213
6.88%, 1/20/2040	75	88		Other Asset Backed Securities - 0.02%
7.88%, 3/15/2019	336	406		CenterPoint Energy Transition Bond Co LLC
Petro-Canada				3.46%, 8/15/2019		297		325
4.00%, 7/15/2013	164	169
6.80%, 5/15/2038	38	48
Petroleos Mexicanos				Pharmaceuticals - 0.87%
4.88%, 3/15/2015	306	329		Abbott Laboratories
4.88%, 1/24/2022(a)	1,115	1,171		4.13%, 5/27/2020		223		256
5.50%, 1/21/2021	602	662		5.13%, 4/1/2019		60		72
8.00%, 5/3/2019	91	113		5.88%, 5/15/2016		341		403
Phillips 66				6.00%, 4/1/2039		372		490
2.95%, 5/1/2017(a)	372	379		AstraZeneca PLC
4.30%, 4/1/2022(a)	372	387		5.90%, 9/15/2017		223		267
5.88%, 5/1/2042(a)	372	397		6.45%, 9/15/2037		416		568
Pride International Inc				Bristol-Myers Squibb Co
6.88%, 8/15/2020	223	274		5.88%, 11/15/2036		18		23
Rowan Cos Inc				6.80%, 11/15/2026		75		106
5.00%, 9/1/2017	67	72		Eli Lilly & Co
Shell International Finance BV				4.20%, 3/6/2014		75		80
3.10%, 6/28/2015	461	492		5.20%, 3/15/2017		476		562

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Pharmaceuticals (continued)				Pipelines (continued)
Express Scripts Holding Co				Kinder Morgan Energy Partners LP
3.13%, 5/15/2016	$372	$388		(continued)
4.75%, 11/15/2021(a)	223	246		6.50%, 9/1/2039	$38		$44
6.13%, 11/15/2041(a)	223	269		6.95%, 1/15/2038	38		45
6.25%, 6/15/2014	223	244		7.40%, 3/15/2031	223		275
GlaxoSmithKline Capital Inc				9.00%, 2/1/2019	223		290
5.65%, 5/15/2018	298	358		ONEOK Partners LP
6.38%, 5/15/2038	238	326		6.13%, 2/1/2041	372		437
GlaxoSmithKline Capital PLC				8.63%, 3/1/2019	60		79
0.75%, 5/8/2015	298	298		Panhandle Eastern Pipeline Co LP
2.85%, 5/8/2022	372	376		6.20%, 11/1/2017	236		272
Johnson & Johnson				Plains All American Pipeline LP / PAA
2.95%, 9/1/2020	372	400		Finance Corp
4.95%, 5/15/2033	149	181		3.65%, 6/1/2022	372		377
5.55%, 8/15/2017	372	453		3.95%, 9/15/2015	149		160
Medco Health Solutions Inc				5.75%, 1/15/2020	45		53
7.13%, 3/15/2018	491	609		Southern Natural Gas Co LLC
Merck & Co Inc				5.90%, 4/1/2017(a),(c)	38		44
2.25%, 1/15/2016	149	156		Southern Natural Gas Co LLC / Southern
5.00%, 6/30/2019	446	537		Natural Issuing Corp
6.55%, 9/15/2037	253	367		4.40%, 6/15/2021	149		160
Novartis Capital Corp				Sunoco Logistics Partners Operations LP
2.90%, 4/24/2015	223	237		5.50%, 2/15/2020	134		148
4.13%, 2/10/2014	483	510		Tennessee Gas Pipeline Co LLC
4.40%, 4/24/2020	223	258		7.50%, 4/1/2017	223		267
Novartis Securities Investment Ltd				TransCanada PipeLines Ltd
5.13%, 2/10/2019	186	223		3.80%, 10/1/2020	372		407
Pfizer Inc				6.10%, 6/1/2040	75		98
4.65%, 3/1/2018	149	172		6.50%, 8/15/2018	124		156
5.35%, 3/15/2015	149	167		7.25%, 8/15/2038	149		214
6.20%, 3/15/2019	810	1,022		7.63%, 1/15/2039	335		495
7.20%, 3/15/2039	439	668		Williams Cos Inc/The
Sanofi				7.50%, 1/15/2031	33		42
1.20%, 9/30/2014	372	376		7.88%, 9/1/2021	372		483
2.63%, 3/29/2016	223	234		Williams Partners LP
Teva Pharmaceutical Finance Co LLC				3.80%, 2/15/2015	205		217
6.15%, 2/1/2036	149	192		5.25%, 3/15/2020	520		588
Teva Pharmaceutical Finance II BV / Teva				6.30%, 4/15/2040	127		151
Pharmaceutical Finance III LLC							$8,908
3.00%, 6/15/2015	372	390
Watson Pharmaceuticals Inc				Real Estate - 0.01%
5.00%, 8/15/2014	186	198		ProLogis LP
6.13%, 8/15/2019	38	44		6.88%, 3/15/2020	16		19
Wyeth LLC				7.63%, 8/15/2014	149		164
5.50%, 2/1/2014	149	161					$183
5.50%, 2/15/2016	223	259		Regional Authority - 0.33%
5.95%, 4/1/2037	264	347		Province of British Columbia Canada
		$13,493		2.65%, 9/22/2021	223		236
Pipelines - 0.57%				6.50%, 1/15/2026	52		76
Enbridge Energy Partners LP				Province of Manitoba Canada
5.20%, 3/15/2020	26	30		2.63%, 7/15/2015	223		236
9.88%, 3/1/2019	253	347		Province of Nova Scotia Canada
Energy Transfer Partners LP				5.13%, 1/26/2017	119		140
5.20%, 2/1/2022	298	315		Province of Ontario Canada
6.00%, 7/1/2013	223	233		2.70%, 6/16/2015	372		392
6.50%, 2/1/2042	298	316		2.95%, 2/5/2015	706		746
6.70%, 7/1/2018	67	77		3.50%, 7/15/2013	260		269
9.00%, 4/15/2019	18	23		4.00%, 10/7/2019	223		254
Enterprise Products Operating LLC				4.10%, 6/16/2014	283		302
3.20%, 2/1/2016	149	158		4.40%, 4/14/2020	149		173
5.20%, 9/1/2020	223	254		4.95%, 11/28/2016	520		604
6.13%, 10/15/2039	67	78		5.45%, 4/27/2016	298		347
6.45%, 9/1/2040	223	270		Province of Quebec Canada
6.50%, 1/31/2019	34	41		2.75%, 8/25/2021	669		698
6.88%, 3/1/2033	45	56		4.88%, 5/5/2014	149		161
Kinder Morgan Energy Partners LP				5.13%, 11/14/2016	149		175
3.50%, 3/1/2016	520	549		7.50%, 9/15/2029	186		290
5.00%, 12/15/2013	223	235
6.38%, 3/1/2041	372	424

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Regional Authority (continued)				Retail (continued)
Province of Saskatchewan Canada				Lowe's Cos Inc (continued)
8.50%, 7/15/2022	$19	$29		6.65%, 9/15/2037	$38		$50
		$5,128		Macy's Retail Holdings Inc
				5.75%, 7/15/2014	149		162
REITS - 0.32%				5.90%, 12/1/2016	75		87
American Tower Corp				6.65%, 7/15/2024	75		91
4.70%, 3/15/2022	372	386		6.90%, 4/1/2029	75		89
7.00%, 10/15/2017	93	109		McDonald's Corp
BioMed Realty LP				3.50%, 7/15/2020	439		483
6.13%, 4/15/2020	19	22		3.70%, 2/15/2042	372		364
Boston Properties LP				4.88%, 7/15/2040	26		31
4.13%, 5/15/2021	223	234		5.35%, 3/1/2018	104		126
5.63%, 11/15/2020	75	87		6.30%, 10/15/2037	38		53
CommonWealth REIT				Nordstrom Inc
6.25%, 8/15/2016	223	236		4.75%, 5/1/2020	104		120
Digital Realty Trust LP				6.25%, 1/15/2018	38		46
4.50%, 7/15/2015	160	168		Staples Inc
Duke Realty LP				9.75%, 1/15/2014	409		461
7.38%, 2/15/2015	75	84		Target Corp
Entertainment Properties Trust				4.00%, 6/15/2013	38		39
7.75%, 7/15/2020	182	199		6.00%, 1/15/2018	431		527
ERP Operating LP				7.00%, 7/15/2031	145		200
4.75%, 7/15/2020	149	165		7.00%, 1/15/2038	250		358
HCP Inc				Walgreen Co
3.75%, 2/1/2016	149	156		5.25%, 1/15/2019	90		106
5.38%, 2/1/2021	149	166		Wal-Mart Stores Inc
6.70%, 1/30/2018	45	53		1.63%, 4/15/2014	149		152
Health Care REIT Inc				2.25%, 7/8/2015	75		78
6.13%, 4/15/2020	335	379		2.80%, 4/15/2016	149		159
Hospitality Properties Trust				3.25%, 10/25/2020	149		160
6.70%, 1/15/2018	223	249		3.63%, 7/8/2020	149		163
Realty Income Corp				4.13%, 2/1/2019	298		338
5.88%, 3/15/2035	149	159		4.25%, 4/15/2021	149		171
Simon Property Group LP				5.25%, 9/1/2035	149		177
2.15%, 9/15/2017	298	297		5.63%, 4/1/2040	112		142
5.65%, 2/1/2020	138	163		5.63%, 4/15/2041	520		662
5.75%, 12/1/2015	520	586		5.80%, 2/15/2018	372		453
6.75%, 2/1/2040	75	93		6.20%, 4/15/2038	75		100
10.35%, 4/1/2019	260	366		6.50%, 8/15/2037	335		459
UDR Inc				7.25%, 6/1/2013	223		238
5.25%, 1/15/2015	127	136		7.55%, 2/15/2030	372		556
Ventas Realty LP / Ventas Capital Corp				Yum! Brands Inc
4.25%, 3/1/2022	372	374		6.25%, 3/15/2018	86		104
Vornado Realty LP				6.88%, 11/15/2037	71		96
4.25%, 4/1/2015	149	157					$10,643
		$5,024
				Semiconductors - 0.05%
Retail - 0.68%				Intel Corp
AutoZone Inc				3.30%, 10/1/2021	223		237
4.00%, 11/15/2020	149	160		4.80%, 10/1/2041	223		249
CVS Caremark Corp				National Semiconductor Corp
3.25%, 5/18/2015	52	55		3.95%, 4/15/2015	260		283
5.75%, 6/1/2017	149	176					$769
6.13%, 9/15/2039	231	285
6.60%, 3/15/2019	38	48		Software - 0.20%
Darden Restaurants Inc				Adobe Systems Inc
6.80%, 10/15/2037(c)	78	94		4.75%, 2/1/2020	149		168
Gap Inc/The				Microsoft Corp
5.95%, 4/12/2021	75	77		2.95%, 6/1/2014	372		390
Home Depot Inc/The				4.20%, 6/1/2019	335		393
5.25%, 12/16/2013	186	199		5.30%, 2/8/2041	223		285
5.40%, 3/1/2016	476	548		Oracle Corp
5.88%, 12/16/2036	108	136		3.88%, 7/15/2020	223		252
5.95%, 4/1/2041	149	191		5.00%, 7/8/2019	142		170
Kohl's Corp				5.25%, 1/15/2016	223		257
4.00%, 11/1/2021	223	231		5.38%, 7/15/2040	539		656
Lowe's Cos Inc				5.75%, 4/15/2018	520		630
3.80%, 11/15/2021	298	322					$3,201
4.63%, 4/15/2020	223	252
5.80%, 4/15/2040	223	268

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Sovereign - 1.48%				Sovereign (continued)
Brazilian Government International Bond				Republic of Italy (continued)
4.88%, 1/22/2021	$743	$844		5.38%, 6/15/2033	$186	$165
5.88%, 1/15/2019	298	356		6.88%, 9/27/2023	38	39
6.00%, 1/17/2017	300	352		Republic of Korea
7.13%, 1/20/2037	610	842		5.75%, 4/16/2014	300	322
8.00%, 1/15/2018	347	406		7.13%, 4/16/2019	90	113
8.25%, 1/20/2034	149	227		South Africa Government International Bond
8.88%, 10/14/2019	353	495		5.88%, 5/30/2022	200	228
12.25%, 3/6/2030	409	789		6.50%, 6/2/2014	60	66
12.75%, 1/15/2020	149	248		6.88%, 5/27/2019	345	412
10.50%, 7/14/2014	149	179		Svensk Exportkredit AB
11.00%, 8/17/2040	38	49		3.25%, 9/16/2014	149	156
Canada Government International Bond				5.13%, 3/1/2017	52	60
0.88%, 2/14/2017	745	747		Tennessee Valley Authority
2.38%, 9/10/2014	300	313		4.50%, 4/1/2018	149	176
Chile Government International Bond				5.25%, 9/15/2039	149	196
3.25%, 9/14/2021	520	543		5.38%, 4/1/2056	446	624
Colombia Government International Bond				6.75%, 11/1/2025	298	438
7.38%, 1/27/2017	300	368				$22,995
7.38%, 9/18/2037	200	281
8.13%, 5/21/2024	149	210		Supranational Bank - 1.47%
11.75%, 2/25/2020	520	823		African Development Bank
Export Development Canada				1.25%, 9/2/2016	743	757
1.50%, 5/15/2014	225	230		Asian Development Bank
2.25%, 5/28/2015	75	79		1.13%, 3/15/2017	372	377
Israel Government AID Bond				2.50%, 3/15/2016	595	633
5.50%, 9/18/2023	75	99		2.63%, 2/9/2015	75	79
5.50%, 4/26/2024	75	99		2.75%, 5/21/2014	743	776
5.50%, 9/18/2033	38	52		3.63%, 9/5/2013	75	78
Israel Government International Bond				4.25%, 10/20/2014	149	162
5.13%, 3/26/2019	428	483		5.82%, 6/16/2028	45	60
Japan Bank for International				6.38%, 10/1/2028	149	206
Cooperation/Japan				Corp Andina de Fomento
1.88%, 9/24/2015	200	205		3.75%, 1/15/2016	12	13
2.50%, 1/21/2016	300	316		5.75%, 1/12/2017	60	67
Japan Finance Organization for				Council Of Europe Development Bank
Municipalities				1.50%, 2/22/2017	372	372
5.00%, 5/16/2017	200	235		2.75%, 2/10/2015	75	78
Mexico Government International Bond				European Bank for Reconstruction &
4.75%, 3/8/2044	150	152		Development
5.63%, 1/15/2017	342	392		1.00%, 2/16/2017	743	743
5.88%, 2/17/2014	744	800		2.50%, 3/15/2016	223	236
5.95%, 3/19/2019	226	270		2.75%, 4/20/2015	223	236
6.05%, 1/11/2040	766	933		European Investment Bank
6.63%, 3/3/2015	321	365		1.13%, 8/15/2014	743	748
8.00%, 9/24/2022	743	1,018		1.25%, 2/14/2014	818	825
8.30%, 8/15/2031	112	167		1.50%, 5/15/2014	372	376
11.50%, 5/15/2026	223	404		1.63%, 9/1/2015	743	756
Panama Government International Bond				1.75%, 3/15/2017	372	376
5.20%, 1/30/2020	446	508		1.88%, 6/17/2013	372	377
6.70%, 1/26/2036	214	277		2.50%, 5/16/2016	298	311
8.88%, 9/30/2027	223	339		2.75%, 3/23/2015	743	778
Peruvian Government International Bond				2.88%, 9/15/2020	743	779
5.63%, 11/18/2050	372	428		3.00%, 4/8/2014	298	310
6.55%, 3/14/2037	74	96		3.13%, 6/4/2014	795	830
7.13%, 3/30/2019	90	114		3.38%, 6/12/2013	223	230
7.35%, 7/21/2025	520	714		4.88%, 2/16/2016	743	837
8.75%, 11/21/2033	123	194		4.88%, 1/17/2017	743	853
Poland Government International Bond				4.88%, 2/15/2036	75	87
3.88%, 7/16/2015	223	231		5.13%, 9/13/2016	446	515
5.00%, 3/23/2022	372	389		5.13%, 5/30/2017	298	348
5.13%, 4/21/2021	149	158		Inter-American Development Bank
6.38%, 7/15/2019	416	477		1.13%, 3/15/2017	743	749
Republic of Italy				1.63%, 7/15/2013	149	151
2.13%, 9/16/2013	335	332		2.25%, 7/15/2015	75	79
3.13%, 1/26/2015	476	462		3.50%, 7/8/2013	223	230
4.38%, 6/15/2013	223	226		3.88%, 9/17/2019	223	260
4.75%, 1/25/2016	300	298		3.88%, 2/14/2020	223	259
5.25%, 9/20/2016	387	386		4.25%, 9/14/2015	372	414
				4.50%, 9/15/2014	223	243

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Supranational Bank (continued)				Telecommunications (continued)
International Bank for Reconstruction &				Embarq Corp
Development				7.08%, 6/1/2016	$298		$339
0.50%, 11/26/2013	$446	$447		France Telecom SA
0.65%, 11/29/2013	298	298		4.13%, 9/14/2021	372		386
1.00%, 9/15/2016	743	748		4.38%, 7/8/2014	743		783
1.13%, 8/25/2014	966	979		5.38%, 1/13/2042	298		310
1.75%, 7/15/2013	446	453		8.50%, 3/1/2031(c)	335		460
2.13%, 3/15/2016	372	390		Harris Corp
2.38%, 5/26/2015	743	781		4.40%, 12/15/2020	149		162
7.63%, 1/19/2023	38	57		Juniper Networks Inc
International Finance Corp				3.10%, 3/15/2016	223		231
1.13%, 11/23/2016	372	377		Pacific Bell Telephone Co
2.75%, 4/20/2015	223	237		7.13%, 3/15/2026	223		300
3.00%, 4/22/2014	743	779		Qwest Capital Funding Inc
Nordic Investment Bank				6.88%, 7/15/2028	149		141
3.63%, 6/17/2013	298	308		Qwest Communications International Inc
5.00%, 2/1/2017	446	530		8.00%, 10/1/2015	149		157
		$22,978		Qwest Corp
				7.50%, 10/1/2014	223		250
Telecommunications - 1.63%				Rogers Communications Inc
America Movil SAB de CV				6.38%, 3/1/2014	49		53
2.38%, 9/8/2016	743	750		6.80%, 8/15/2018	312		385
3.63%, 3/30/2015	300	318		7.50%, 3/15/2015	45		52
5.00%, 3/30/2020	200	224		Telecom Italia Capital SA
5.50%, 3/1/2014	82	88		5.25%, 11/15/2013	78		78
5.63%, 11/15/2017	45	52		6.18%, 6/18/2014	372		370
6.13%, 3/30/2040	298	355		6.38%, 11/15/2033	494		395
AT&T Corp				7.00%, 6/4/2018	231		230
8.00%, 11/15/2031(c)	4	6
				Telefonica Emisiones SAU
AT&T Inc				3.73%, 4/27/2015	100		93
1.60%, 2/15/2017	372	373		4.95%, 1/15/2015	535		517
2.50%, 8/15/2015	706	735		5.13%, 4/27/2020	487		430
3.88%, 8/15/2021	223	244		7.05%, 6/20/2036	275		244
5.35%, 9/1/2040	573	646		Verizon Communications Inc
5.50%, 2/1/2018	298	352		1.95%, 3/28/2014	223		228
5.55%, 8/15/2041	223	261		3.00%, 4/1/2016	743		793
5.60%, 5/15/2018	402	480		4.60%, 4/1/2021	223		255
6.15%, 9/15/2034	257	306		6.25%, 4/1/2037	34		43
6.30%, 1/15/2038	231	286		6.35%, 4/1/2019	238		298
6.50%, 9/1/2037	64	81		6.40%, 2/15/2038	632		812
6.55%, 2/15/2039	75	96		6.90%, 4/15/2038	162		221
6.80%, 5/15/2036	372	481		8.75%, 11/1/2018	669		915
Bellsouth Capital Funding Corp				8.95%, 3/1/2039	86		139
7.88%, 2/15/2030	298	385		Verizon Global Funding Corp
BellSouth Corp				7.75%, 12/1/2030	424		598
5.20%, 9/15/2014	743	809		Vodafone Group PLC
British Telecommunications PLC				5.00%, 12/16/2013	223		237
5.95%, 1/15/2018	110	128		5.38%, 1/30/2015	298		330
9.62%, 12/15/2030(c)	223	337
				5.45%, 6/10/2019	520		624
Cellco Partnership / Verizon Wireless Capital				5.63%, 2/27/2017	142		166
LLC				6.15%, 2/27/2037	149		189
5.55%, 2/1/2014	520	558					$25,333
8.50%, 11/15/2018	431	590
CenturyLink Inc				Toys, Games & Hobbies - 0.00%
5.80%, 3/15/2022	372	367		Hasbro Inc
7.60%, 9/15/2039	75	71		6.35%, 3/15/2040	75		86
7.65%, 3/15/2042	372	354
Cisco Systems Inc
1.63%, 3/14/2014	223	227		Transportation - 0.30%
4.45%, 1/15/2020	298	344		Burlington Northern Santa Fe LLC
				4.30%, 7/1/2013	149		154
4.95%, 2/15/2019	97	114		4.40%, 3/15/2042	446		447
5.50%, 2/22/2016	520	604
5.90%, 2/15/2039	520	658		4.70%, 10/1/2019	97		111
				5.65%, 5/1/2017	156		183
Corning Inc				7.95%, 8/15/2030	223		315
4.75%, 3/15/2042	298	306
Deutsche Telekom International Finance BV				Canadian National Railway Co
				1.45%, 12/15/2016	149		150
5.75%, 3/23/2016	223	251		5.55%, 3/1/2019	45		55
5.88%, 8/20/2013	300	317
8.75%, 6/15/2030(c)	409	565		Canadian Pacific Railway Co
				4.45%, 3/15/2023	372		399

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

Transportation (continued)				Illinois (continued)
CSX Corp				City of Chicago IL Waterworks Revenue
4.75%, 5/30/2042	$223	$228		6.74%, 11/1/2040	$430		$590
6.25%, 3/15/2018	238	287		County of Cook IL
Norfolk Southern Corp				6.23%, 11/15/2034	298		347
3.25%, 12/1/2021	149	156		State of Illinois
4.84%, 10/1/2041	567	621		4.07%, 1/1/2014	745		771
5.26%, 9/17/2014	298	327		4.95%, 6/1/2023	95		98
Ryder System Inc				4.96%, 3/1/2016	225		243
3.15%, 3/2/2015	149	154		5.10%, 6/1/2033	115		109
Union Pacific Corp				7.35%, 7/1/2035	220		260
4.16%, 7/15/2022	121	136					$2,852
4.75%, 9/15/2041	223	239
United Parcel Service Inc				Kansas - 0.00%
3.13%, 1/15/2021	372	399		Kansas State Department of Transportation
3.88%, 4/1/2014	67	71		4.60%, 9/1/2035	55		64
4.88%, 11/15/2040	75	91
6.20%, 1/15/2038	67	91		Nevada - 0.03%
		$4,614		County of Clark NV Airport System Revenue
				6.82%, 7/1/2045	75		109
Water - 0.02%				6.88%, 7/1/2042	215		250
American Water Capital Corp
6.09%, 10/15/2017	223	263					$359
6.59%, 10/15/2037	15	19		New Jersey - 0.05%
		$282		New Jersey Economic Development
TOTAL BONDS		$500,137		Authority AGM
	Principal			0.00%, 2/15/2023(d)	149		92
MUNICIPAL BONDS - 0.93%	Amount (000's)	Value (000	's)	New Jersey State Turnpike Authority
				7.10%, 1/1/2041	428		608
California - 0.29%				New Jersey Transportation Trust Fund
Bay Area Toll Authority				Authority
6.26%, 4/1/2049	$300	$418		6.56%, 12/15/2040	46		64
6.92%, 4/1/2040	210	290					$764
East Bay Municipal Utility District
5.87%, 6/1/2040	180	244		New York - 0.12%
Los Angeles Department of Water & Power				City of New York NY
6.01%, 7/1/2039	175	228		5.52%, 10/1/2037	75		86
Los Angeles Unified School District/CA				Metropolitan Transportation Authority
5.75%, 7/1/2034	245	301		6.55%, 11/15/2031	100		128
5.76%, 7/1/2029	150	178		6.65%, 11/15/2039	300		385
6.76%, 7/1/2034	100	132		6.81%, 11/15/2040	405		529
San Diego County Water Authority				New York City Municipal Water Finance
6.14%, 5/1/2049	30	41		Authority
Santa Clara Valley Transportation Authority				5.72%, 6/15/2042	205		264
5.88%, 4/1/2032	75	92		New York City Transitional Finance Authority
State of California				Future Tax Secured Revenue
5.65%, 4/1/2039(c)	75	78		5.51%, 8/1/2037	150		191
6.65%, 3/1/2022	225	276		New York State Dormitory Authority
7.30%, 10/1/2039	225	285		5.60%, 3/15/2040	75		94
7.60%, 11/1/2040	520	682		Port Authority of New York & New
7.63%, 3/1/2040	820	1,076		Jersey GO OF AUTH
University of California				6.04%, 12/1/2029	150		197
6.55%, 5/15/2048	150	197					$1,874

		$4,518		Ohio - 0.03%
Connecticut - 0.01%				American Municipal Power Inc
State of Connecticut				7.50%, 2/15/2050	225		314
5.85%, 3/15/2032	75	95		Ohio State University/The
				4.91%, 6/1/2040	75		91

Georgia - 0.03%							$405
Municipal Electric Authority of Georgia				Puerto Rico - 0.02%
6.64%, 4/1/2057	149	176		Government Development Bank for Puerto
State of Georgia				Rico
4.50%, 11/1/2025	225	267		3.67%, 5/1/2014	225		230
		$443		4.70%, 5/1/2016	225		235

Illinois - 0.20%							$465
Chicago Transit Authority				Texas - 0.14%
6.20%, 12/1/2040	220	252		City of San Antonio TX
6.90%, 12/1/2040	150	182		5.81%, 2/1/2041	115		156

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)
				Federal Home Loan Mortgage Corporation (FHLMC)
Texas (continued)				(continued)
Dallas Area Rapid Transit				3.50%, 4/1/2042(e)	$742	$778
5.02%, 12/1/2048	$150	$188		4.00%, 6/1/2014(e)	69	73
Dallas Convention Center Hotel Development				4.00%, 4/1/2019(e)	209	222
Corp				4.00%, 12/1/2024(e)	98	106
7.09%, 1/1/2042	210	256		4.00%, 1/1/2025(e),(g)	346	366
Dallas County Hospital District				4.00%, 2/1/2025(e)	307	324
5.62%, 8/15/2044	242	323		4.00%, 3/1/2025(e)	159	168
Dallas Independent School District PSF-GTD				4.00%, 3/1/2025(e)	266	281
6.45%, 2/15/2035	150	184		4.00%, 4/1/2025(e)	239	252
State of Texas				4.00%, 6/1/2025(e)	293	310
4.68%, 4/1/2040	300	348		4.00%, 6/1/2025(e)	267	282
5.52%, 4/1/2039	290	383		4.00%, 7/1/2025(e)	102	108
Texas Transportation Commission				4.00%, 8/1/2025(e)	203	220
5.18%, 4/1/2030	375	466		4.00%, 8/1/2025(e)	167	176
		$2,304		4.00%, 9/1/2025(e)	64	67
Washington - 0.00%				4.00%, 10/1/2025(e)	718	758
State of Washington				4.00%, 2/1/2026(e)	288	304
5.09%, 8/1/2033	70	86		4.00%, 3/1/2026(e)	25	27
				4.00%, 5/1/2026(e)	696	736
				4.00%, 7/1/2026(e)	438	463
Wisconsin - 0.01%				4.00%, 6/1/2027(e),(f)	100	106
State of Wisconsin AGM				4.00%, 12/1/2030(e)	557	600
5.70%, 5/1/2026	150	179		4.00%, 8/1/2031(e)	706	760
				4.00%, 10/1/2031(e)	737	795
TOTAL MUNICIPAL BONDS		$14,408		4.00%, 11/1/2031(e)	215	232
U.S. GOVERNMENT & GOVERNMENT	Principal			4.00%, 12/1/2031(e)	359	387
AGENCY OBLIGATIONS - 65.75%	Amount (000's)	Value (000	's)	4.00%, 7/1/2039(e)	258	278
Federal Home Loan Mortgage Corporation (FHLMC) - 8.37%				4.00%, 9/1/2039(e)	143	154
				4.00%, 12/1/2039(e)	167	178
2.68%, 1/1/2042(c),(e)	$360	$376		4.00%, 12/1/2039(e)	329	349
2.73%, 2/1/2037(c),(e)	47	50		4.00%, 1/1/2040(e)	259	275
3.00%, 2/1/2027(e)	729	763		4.00%, 3/1/2040(e)	209	222
3.00%, 2/1/2027(e)	732	768		4.00%, 9/1/2040(e)	351	373
3.00%, 3/1/2027(e)	734	769		4.00%, 10/1/2040(e)	668	710
3.00%, 2/1/2032(e)	736	766		4.00%, 10/1/2040(e)	279	296
3.50%, 10/1/2025(e)	141	148		4.00%, 12/1/2040(e)	738	785
3.50%, 10/1/2025(e)	204	215		4.00%, 12/1/2040(e)	345	374
3.50%, 11/1/2025(e)	55	58		4.00%, 12/1/2040(e)	320	340
3.50%, 11/1/2025(e)	255	271		4.00%, 12/1/2040(e)	352	374
3.50%, 11/1/2025(e)	157	165		4.00%, 12/1/2040(e)	396	421
3.50%, 11/1/2025(e)	102	107		4.00%, 2/1/2041(e)	886	942
3.50%, 11/1/2025(e)	476	501		4.00%, 2/1/2041(e)	721	766
3.50%, 12/1/2025(e)	371	390		4.00%, 4/1/2041(e)	342	363
3.50%, 1/1/2026(e)	233	245		4.00%, 7/1/2041(e)	357	379
3.50%, 2/1/2026(e)	182	191		4.00%, 8/1/2041(e)	324	345
3.50%, 4/1/2026(e)	520	547		4.00%, 8/1/2041(e)	1,019	1,083
3.50%, 5/1/2026(e)	423	445		4.00%, 10/1/2041(e)	1,038	1,103
3.50%, 6/1/2026(e)	120	126		4.00%, 10/1/2041(e)	426	453
3.50%, 6/1/2026(e)	89	94		4.00%, 10/1/2041(e)	137	145
3.50%, 7/1/2026(e)	521	548		4.00%, 10/1/2041(e)	990	1,052
3.50%, 7/1/2026(e)	87	92		4.00%, 10/1/2041(e)	430	458
3.50%, 7/1/2026(e)	390	411		4.00%, 11/1/2041(e)	495	526
3.50%, 8/1/2026(e)	318	334		4.00%, 11/1/2041(e)	800	850
3.50%, 9/1/2026(e)	371	390		4.00%, 3/1/2042(e)	737	783
3.50%, 10/1/2026(e)	204	214		4.00%, 6/1/2042(e),(f)	2,200	2,334
3.50%, 1/1/2027(e)	429	451		4.50%, 11/1/2018(e)	203	215
3.50%, 6/1/2027(e),(f)	1,900	1,995		4.50%, 4/1/2019(e)	180	193
3.50%, 2/1/2032(e)	736	781		4.50%, 4/1/2023(e)	151	161
3.50%, 4/1/2032(e)	741	785		4.50%, 1/1/2024(e)	97	104
3.50%, 2/1/2041(e)	329	345		4.50%, 1/1/2024(e)	236	253
3.50%, 10/1/2041(e)	371	389		4.50%, 7/1/2024(e)	160	173
3.50%, 11/1/2041(e)	354	371		4.50%, 9/1/2024(e)	245	266
3.50%, 1/1/2042(e)	734	769		4.50%, 9/1/2024(e)	208	226
3.50%, 2/1/2042(e)	237	248		4.50%, 4/1/2025(e)	262	279
3.50%, 3/1/2042(e)	124	130		4.50%, 5/1/2025(e)	215	229
3.50%, 3/1/2042(e)	370	388		4.50%, 7/1/2025(e)	303	323
3.50%, 4/1/2042(e)	736	774		4.50%, 6/1/2027(e),(f)	1,400	1,490
3.50%, 4/1/2042(e)	739	775		4.50%, 2/1/2030(e)	241	258
3.50%, 4/1/2042(e)	742	778		4.50%, 8/1/2030(e)	197	210

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
4.50%, 5/1/2031(e)	$192	$206		5.00%, 12/1/2035(e)	$609	$658
4.50%, 5/1/2034(e)	22	23		5.00%, 12/1/2035(e)	995	1,075
4.50%, 8/1/2036(e)	269	288		5.00%, 4/1/2036(e)	45	49
4.50%, 2/1/2039(e)	952	1,017		5.00%, 8/1/2036(e)	458	494
4.50%, 3/1/2039(e)	393	428		5.00%, 5/1/2037(e)	243	261
4.50%, 4/1/2039(e)	1,359	1,452		5.00%, 2/1/2038(e)	469	505
4.50%, 6/1/2039(e)	711	760		5.00%, 6/1/2038(e)	160	172
4.50%, 10/1/2039(e)	592	649		5.00%, 9/1/2038(e)	42	45
4.50%, 11/1/2039(e)	873	932		5.00%, 1/1/2039(e)	708	763
4.50%, 11/1/2039(e)	556	594		5.00%, 2/1/2039(e)	375	404
4.50%, 11/1/2039(e)	687	734		5.00%, 3/1/2039(e)	402	442
4.50%, 12/1/2039(e)	413	441		5.00%, 7/1/2039(e)	414	450
4.50%, 12/1/2039(e)	736	807		5.00%, 8/1/2039(e)	24	26
4.50%, 2/1/2040(e)	591	648		5.00%, 9/1/2039(e)	655	720
4.50%, 2/1/2040(e)	639	700		5.00%, 10/1/2039(e)	409	450
4.50%, 2/1/2040(e)	136	145		5.00%, 1/1/2040(e)	753	828
4.50%, 2/1/2040(e)	637	681		5.00%, 3/1/2040(e)	147	159
4.50%, 4/1/2040(e)	773	826		5.00%, 7/1/2040(e)	537	579
4.50%, 5/1/2040(e)	602	658		5.00%, 7/1/2040(e)	558	601
4.50%, 5/1/2040(e)	246	263		5.00%, 8/1/2040(e)	420	456
4.50%, 7/1/2040(e)	474	518		5.00%, 8/1/2040(e)	1,396	1,505
4.50%, 7/1/2040(e)	490	535		5.00%, 4/1/2041(e)	486	531
4.50%, 8/1/2040(e)	864	937		5.00%, 5/1/2041(e)	168	181
4.50%, 8/1/2040(e)	514	550		5.00%, 9/1/2041(e)	710	769
4.50%, 8/1/2040(e)	302	323		5.00%, 10/1/2041(e)	705	768
4.50%, 8/1/2040(e)	301	327		5.00%, 6/1/2042(e),(f)	3,300	3,553
4.50%, 8/1/2040(e)	281	301		5.01%, 6/1/2038(c),(e)	70	74
4.50%, 9/1/2040(e)	159	170		5.11%, 4/1/2038(c),(e)	44	47
4.50%, 9/1/2040(e)	254	272		5.50%, 10/1/2016(e)	74	80
4.50%, 2/1/2041(e)	404	432		5.50%, 2/1/2017(e)	109	118
4.50%, 3/1/2041(e)	637	682		5.50%, 1/1/2018(e)	175	189
4.50%, 4/1/2041(e)	1,004	1,075		5.50%, 1/1/2018(e)	39	42
4.50%, 4/1/2041(e)	341	364		5.50%, 1/1/2022(e)	93	100
4.50%, 5/1/2041(e)	339	364		5.50%, 6/1/2027(e),(f)	300	324
4.50%, 5/1/2041(e)	1,084	1,161		5.50%, 12/1/2032(e)	359	394
4.50%, 6/1/2041(e)	391	419		5.50%, 3/1/2033(e)	45	50
4.50%, 6/1/2041(e)	772	825		5.50%, 12/1/2033(e)	23	25
4.50%, 6/1/2041(e)	398	432		5.50%, 1/1/2034(e)	176	193
4.50%, 7/1/2041(e)	724	776		5.50%, 1/1/2034(e)	837	918
4.50%, 7/1/2041(e)	698	748		5.50%, 3/1/2034(e)	400	441
4.50%, 8/1/2041(e)	609	652		5.50%, 10/1/2034(e)	178	195
4.50%, 10/1/2041(e)	726	777		5.50%, 10/1/2034(e)	19	21
4.50%, 6/1/2042(e),(f)	3,000	3,203		5.50%, 2/1/2035(e)	19	21
4.88%, 6/1/2037(c),(e)	97	103		5.50%, 2/1/2035(e)	328	359
5.00%, 12/1/2012(e)	45	46		5.50%, 3/1/2035(e)	226	247
5.00%, 5/1/2018(e)	82	88		5.50%, 11/1/2035(e)	383	419
5.00%, 8/1/2018(e)	125	134		5.50%, 5/1/2036(e)	396	433
5.00%, 4/1/2019(e)	89	96		5.50%, 5/1/2036(e)	105	115
5.00%, 12/1/2019(e)	283	305		5.50%, 7/1/2036(e)	382	418
5.00%, 2/1/2022(e)	104	112		5.50%, 11/1/2036(e)	284	309
5.00%, 9/1/2022(e)	135	145		5.50%, 2/1/2037(e)	20	22
5.00%, 6/1/2023(e)	93	100		5.50%, 7/1/2037(e)	50	54
5.00%, 7/1/2024(e)	120	129		5.50%, 7/1/2037(e)	280	304
5.00%, 6/1/2025(e)	132	142		5.50%, 9/1/2037(e)	156	170
5.00%, 6/1/2027(e),(f)	900	965		5.50%, 11/1/2037(e)	194	212
5.00%, 2/1/2030(e)	107	115		5.50%, 1/1/2038(e)	156	170
5.00%, 3/1/2030(e)	76	82		5.50%, 1/1/2038(e)	684	748
5.00%, 8/1/2033(e)	140	152		5.50%, 4/1/2038(e)	56	61
5.00%, 8/1/2033(e)	646	700		5.50%, 4/1/2038(e)	65	71
5.00%, 9/1/2033(e)	308	333		5.50%, 5/1/2038(e)	82	89
5.00%, 3/1/2034(e)	174	188		5.50%, 5/1/2038(e)	150	164
5.00%, 4/1/2034(e)	353	382		5.50%, 6/1/2038(e)	60	66
5.00%, 5/1/2034(e)	376	407		5.50%, 6/1/2038(e)	177	193
5.00%, 5/1/2035(e)	686	741		5.50%, 7/1/2038(e)	106	115
5.00%, 8/1/2035(e)	186	200		5.50%, 7/1/2038(e)	419	458
5.00%, 8/1/2035(e)	95	102		5.50%, 8/1/2038(e)	685	747
5.00%, 9/1/2035(e)	658	711		5.50%, 9/1/2038(e)	180	195
5.00%, 9/1/2035(e)	277	299		5.50%, 10/1/2038(e)	61	66
5.00%, 10/1/2035(e)	336	363		5.50%, 11/1/2038(e)	136	148

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
5.50%, 1/1/2039(e)	$354	$385		7.00%, 9/1/2031(e)	$40	$47
5.50%, 4/1/2039(e)	417	458		7.00%, 1/1/2032(e)	4	4
5.50%, 12/1/2039(e)	686	746		7.00%, 9/1/2038(e)	81	95
5.50%, 1/1/2040(e)	384	422		7.50%, 10/1/2015(e)	1	1
5.50%, 3/1/2040(e)	103	112		7.50%, 12/1/2015(e)	3	3
5.50%, 6/1/2040(e)	686	751		7.50%, 7/1/2029(e)	116	142
5.50%, 6/1/2042(e),(f)	4,400	4,784		7.50%, 1/1/2030(e)	4	4
5.55%, 6/1/2037(c),(e)	231	243		7.50%, 2/1/2030(e)	1	1
6.00%, 8/1/2014(e)	1	1		7.50%, 7/1/2030(e)	1	1
6.00%, 7/1/2017(e)	5	5		7.50%, 8/1/2030(e)	1	1
6.00%, 5/1/2021(e)	33	35		7.50%, 10/1/2030(e)	12	14
6.00%, 11/1/2022(e)	71	78		7.50%, 12/1/2030(e)	1	1
6.00%, 2/1/2027(e)	201	221				$130,364
6.00%, 6/1/2029(e)	1	2
6.00%, 7/1/2029(e)	8	9		Federal National Mortgage Association (FNMA) - 14.63%
6.00%, 7/1/2029(e)	20	22		2.51%, 7/1/2041(e)	324	337
6.00%, 2/1/2031(e)	15	17		2.59%, 2/1/2042(c),(e)	586	609
6.00%, 12/1/2031(e)	40	45		2.84%, 2/1/2042(c),(e)	370	387
6.00%, 1/1/2032(e)	306	345		2.85%, 4/1/2037(c),(e)	81	87
6.00%, 6/1/2034(e)	374	421		2.85%, 1/1/2042(c),(e)	724	757
6.00%, 8/1/2034(e)	64	71		3.00%, 9/1/2026(e)	702	736
6.00%, 5/1/2036(e)	446	494		3.00%, 11/1/2026(e)	708	743
6.00%, 6/1/2036(e)	370	409		3.00%, 1/1/2027(e)	592	621
6.00%, 11/1/2036(e)	712	783		3.00%, 2/1/2027(e)	367	386
6.00%, 2/1/2037(e)	51	56		3.00%, 4/1/2027(e)	733	769
6.00%, 5/1/2037(e)	49	54		3.00%, 4/1/2027(e)	735	771
6.00%, 10/1/2037(e)	366	403		3.01%, 12/1/2041(c),(e)	361	378
6.00%, 11/1/2037(e)	402	443		3.14%, 6/1/2040(c),(e)	209	219
6.00%, 12/1/2037(e)	77	85		3.22%, 7/1/2040(c),(e)	436	458
6.00%, 1/1/2038(e)	324	357		3.25%, 12/1/2039(c),(e)	333	349
6.00%, 1/1/2038(e)	408	449		3.31%, 3/1/2040(c),(e)	187	196
6.00%, 1/1/2038(e)	271	301		3.31%, 12/1/2040(c),(e)	289	304
6.00%, 1/1/2038(e)	84	92		3.46%, 2/1/2041(c),(e)	261	276
6.00%, 1/1/2038(c),(e)	66	73		3.47%, 1/1/2040(c),(e)	306	322
6.00%, 5/1/2038(e)	335	372		3.50%, 8/1/2025(e)	256	271
6.00%, 7/1/2038(e)	156	173		3.50%, 10/1/2025(e)	199	210
6.00%, 7/1/2038(e)	277	306		3.50%, 11/1/2025(e)	219	231
6.00%, 8/1/2038(e)	149	165		3.50%, 12/1/2025(e)	323	345
6.00%, 9/1/2038(e)	191	211		3.50%, 12/1/2025(e)	271	287
6.00%, 9/1/2038(e)	162	178		3.50%, 1/1/2026(e)	718	758
6.00%, 12/1/2039(e)	67	74		3.50%, 2/1/2026(e)	470	497
6.00%, 6/1/2042(e),(f)	3,500	3,850		3.50%, 5/1/2026(e)	104	110
6.50%, 3/1/2015(e)	1	1		3.50%, 6/1/2026(e)	594	627
6.50%, 12/1/2015(e)	2	2		3.50%, 7/1/2026(e)	118	124
6.50%, 6/1/2017(e)	50	54		3.50%, 8/1/2026(e)	923	975
6.50%, 4/1/2028(e)	3	4		3.50%, 9/1/2026(e)	687	725
6.50%, 3/1/2029(e)	15	18		3.50%, 10/1/2026(e)	314	332
6.50%, 5/1/2031(e)	25	29		3.50%, 12/1/2026(e)	927	979
6.50%, 6/1/2031(e)	1	1		3.50%, 1/1/2027(e)	594	628
6.50%, 6/1/2031(e)	5	6		3.50%, 1/1/2027(e)	1,062	1,122
6.50%, 10/1/2031(e)	5	5		3.50%, 6/1/2027(e),(f)	2,600	2,743
6.50%, 2/1/2032(e)	3	4		3.50%, 1/1/2031(e)	123	131
6.50%, 5/1/2032(e)	5	6		3.50%, 4/1/2031(e)	199	211
6.50%, 4/1/2035(e)	21	23		3.50%, 4/1/2032(e)	738	782
6.50%, 3/1/2036(e)	146	164		3.50%, 4/1/2032(e)	1,481	1,569
6.50%, 9/1/2036(e)	112	126		3.50%, 10/1/2040(e)	118	124
6.50%, 8/1/2037(e)	68	77		3.50%, 11/1/2040(e)	339	356
6.50%, 10/1/2037(e)	176	201		3.50%, 12/1/2040(e)	393	413
6.50%, 11/1/2037(e)	200	226		3.50%, 1/1/2041(e)	265	279
6.50%, 12/1/2037(e)	36	41		3.50%, 2/1/2041(e)	141	148
6.50%, 2/1/2038(e)	37	42		3.50%, 2/1/2041(e)	142	149
6.50%, 9/1/2038(e)	406	459		3.50%, 3/1/2041(e)	523	549
6.50%, 9/1/2038(e)	267	301		3.50%, 3/1/2041(e)	881	926
6.50%, 10/1/2038(e)	44	49		3.50%, 10/1/2041(e)	1,450	1,523
6.50%, 1/1/2039(e)	186	209		3.50%, 12/1/2041(e)	1,472	1,547
6.50%, 9/1/2039(e)	240	271		3.50%, 1/1/2042(e)	742	780
7.00%, 10/1/2029(e)	6	7		3.50%, 1/1/2042(e)	876	920
7.00%, 11/1/2030(e)	2	2		3.50%, 2/1/2042(e)	438	460
7.00%, 1/1/2031(e)	2	2		3.50%, 2/1/2042(e)	738	775

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 2/1/2042(e)	$221	$233		4.00%, 10/1/2040(e)	$731	$779
3.50%, 3/1/2042(e)	370	389		4.00%, 10/1/2040(e)	279	298
3.50%, 3/1/2042(e)	443	466		4.00%, 11/1/2040(e)	210	224
3.50%, 4/1/2042(e)	614	646		4.00%, 12/1/2040(e)	733	781
3.50%, 4/1/2042(e)	742	779		4.00%, 12/1/2040(e)	812	866
3.50%, 4/1/2042(e)	742	779		4.00%, 12/1/2040(e)	203	217
3.50%, 5/1/2042(e)	742	780		4.00%, 12/1/2040(e)	403	435
3.50%, 6/1/2042(e),(f)	300	315		4.00%, 12/1/2040(e)	591	630
3.59%, 8/1/2040(c),(e)	224	236		4.00%, 1/1/2041(e)	330	352
3.62%, 5/1/2041(c),(e)	264	278		4.00%, 1/1/2041(e)	585	624
3.62%, 5/1/2041(c),(e)	301	317		4.00%, 1/1/2041(e)	64	68
3.68%, 2/1/2040(c),(e)	313	331		4.00%, 1/1/2041(e)	734	782
4.00%, 4/1/2014(e)	161	170		4.00%, 2/1/2041(e)	1,276	1,360
4.00%, 5/1/2014(e)	45	48		4.00%, 2/1/2041(e)	745	794
4.00%, 9/1/2018(e)	709	758		4.00%, 2/1/2041(e)	797	849
4.00%, 5/1/2024(e)	198	211		4.00%, 2/1/2041(e)	495	528
4.00%, 5/1/2024(e)	218	232		4.00%, 2/1/2041(e)	387	412
4.00%, 7/1/2024(e)	448	476		4.00%, 3/1/2041(e)	341	364
4.00%, 9/1/2024(e)	128	137		4.00%, 3/1/2041(e)	729	777
4.00%, 11/1/2024(e)	81	86		4.00%, 9/1/2041(e)	1,518	1,618
4.00%, 1/1/2025(e)	296	315		4.00%, 9/1/2041(e)	1,373	1,463
4.00%, 3/1/2025(e)	210	223		4.00%, 10/1/2041(e)	1,705	1,817
4.00%, 4/1/2025(e)	88	94		4.00%, 10/1/2041(e)	144	153
4.00%, 5/1/2025(e)	97	103		4.00%, 10/1/2041(e)	724	771
4.00%, 5/1/2025(e)	252	268		4.00%, 11/1/2041(e)	1,322	1,409
4.00%, 5/1/2025(e)	56	60		4.00%, 11/1/2041(e)	840	895
4.00%, 5/1/2025(e)	199	212		4.00%, 11/1/2041(e)	283	301
4.00%, 5/1/2025(e)	285	302		4.00%, 11/1/2041(e)	716	763
4.00%, 6/1/2025(e)	163	173		4.00%, 12/1/2041(e)	721	769
4.00%, 6/1/2025(e)	139	148		4.00%, 12/1/2041(e)	2,127	2,266
4.00%, 8/1/2025(e)	234	248		4.00%, 12/1/2041(e)	728	776
4.00%, 9/1/2025(e)	343	365		4.00%, 12/1/2041(e)	655	698
4.00%, 11/1/2025(e)	375	399		4.00%, 12/1/2041(e)	990	1,055
4.00%, 11/1/2025(e)	355	378		4.00%, 1/1/2042(e)	917	977
4.00%, 1/1/2026(e)	212	226		4.00%, 1/1/2042(e)	1,044	1,112
4.00%, 3/1/2026(e)	629	668		4.00%, 2/1/2042(e)	435	463
4.00%, 3/1/2026(e)	53	57		4.50%, 2/1/2018(e)	305	328
4.00%, 5/1/2026(e)	326	347		4.50%, 5/1/2019(e)	489	526
4.00%, 6/1/2026(e)	291	312		4.50%, 9/1/2020(e)	80	86
4.00%, 7/1/2026(e)	279	297		4.50%, 5/1/2022(e)	221	237
4.00%, 9/1/2026(e)	681	725		4.50%, 2/1/2024(e)	63	68
4.00%, 6/1/2027(e),(f)	2,200	2,336		4.50%, 4/1/2024(e)	46	49
4.00%, 4/1/2029(e)	137	148		4.50%, 4/1/2024(e)	40	43
4.00%, 10/1/2030(e)	263	283		4.50%, 11/1/2024(e)	149	160
4.00%, 12/1/2030(e)	350	377		4.50%, 12/1/2024(e)	242	266
4.00%, 2/1/2031(e)	581	625		4.50%, 12/1/2024(e)	162	173
4.00%, 7/1/2031(e)	369	398		4.50%, 2/1/2025(e)	331	355
4.00%, 10/1/2031(e)	166	179		4.50%, 2/1/2025(e)	196	211
4.00%, 11/1/2031(e)	284	306		4.50%, 4/1/2025(e)	48	52
4.00%, 12/1/2031(e)	218	234		4.50%, 4/1/2025(e)	24	26
4.00%, 1/1/2032(e)	358	385		4.50%, 5/1/2025(e)	445	477
4.00%, 3/1/2039(e)	243	259		4.50%, 4/1/2026(e)	430	462
4.00%, 5/1/2039(e)	26	28		4.50%, 6/1/2027(e),(f)	5,300	5,677
4.00%, 8/1/2039(e)	57	61		4.50%, 7/1/2029(e)	52	56
4.00%, 8/1/2039(e)	410	436		4.50%, 2/1/2030(e)	230	247
4.00%, 10/1/2039(e)	116	124		4.50%, 4/1/2030(e)	81	87
4.00%, 11/1/2039(e)	327	348		4.50%, 9/1/2030(e)	214	230
4.00%, 11/1/2039(e)	92	98		4.50%, 1/1/2031(e)	196	211
4.00%, 12/1/2039(e)	212	226		4.50%, 4/1/2031(e)	126	135
4.00%, 2/1/2040(e)	471	502		4.50%, 5/1/2031(e)	188	202
4.00%, 2/1/2040(e)	18	19		4.50%, 7/1/2031(e)	720	774
4.00%, 5/1/2040(e)	365	389		4.50%, 8/1/2031(e)	348	374
4.00%, 5/1/2040(e)	100	107		4.50%, 8/1/2033(e)	151	162
4.00%, 8/1/2040(e)	200	213		4.50%, 8/1/2033(e)	333	359
4.00%, 10/1/2040(e)	494	526		4.50%, 11/1/2033(e)	669	718
4.00%, 10/1/2040(e)	329	351		4.50%, 1/1/2036(e)	29	31
4.00%, 10/1/2040(e)	262	280		4.50%, 3/1/2036(e)	59	64
4.00%, 10/1/2040(e)	176	187		4.50%, 6/1/2038(e)	399	429
4.00%, 10/1/2040(e)	122	130		4.50%, 1/1/2039(e)	117	126

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 2/1/2039(e)	$277	$298		5.00%, 7/1/2024(e)	$109	$120
4.50%, 4/1/2039(e)	188	202		5.00%, 6/1/2027(e),(f)	3,000	3,236
4.50%, 4/1/2039(e)	559	613		5.00%, 4/1/2029(e)	251	275
4.50%, 4/1/2039(e)	525	580		5.00%, 3/1/2030(e)	296	321
4.50%, 6/1/2039(e)	305	334		5.00%, 8/1/2030(e)	350	379
4.50%, 6/1/2039(e)	277	298		5.00%, 5/1/2033(e)	216	235
4.50%, 6/1/2039(e)	700	767		5.00%, 5/1/2033(e)	139	151
4.50%, 6/1/2039(e)	1,146	1,230		5.00%, 7/1/2033(e)	1,094	1,187
4.50%, 7/1/2039(e)	620	679		5.00%, 8/1/2033(e)	59	64
4.50%, 7/1/2039(e)	286	313		5.00%, 9/1/2033(e)	612	665
4.50%, 7/1/2039(e)	691	742		5.00%, 11/1/2033(e)	568	616
4.50%, 8/1/2039(e)	301	330		5.00%, 2/1/2034(e)	72	79
4.50%, 9/1/2039(e)	310	332		5.00%, 3/1/2034(e)	99	107
4.50%, 10/1/2039(e)	1,181	1,267		5.00%, 5/1/2034(e)	738	800
4.50%, 10/1/2039(e)	698	749		5.00%, 2/1/2035(e)	679	739
4.50%, 12/1/2039(e)	565	619		5.00%, 3/1/2035(e)	72	78
4.50%, 12/1/2039(e)	628	691		5.00%, 4/1/2035(e)	128	139
4.50%, 12/1/2039(e)	261	280		5.00%, 6/1/2035(e)	1,484	1,609
4.50%, 12/1/2039(e)	353	379		5.00%, 7/1/2035(e)	72	78
4.50%, 12/1/2039(e)	320	352		5.00%, 7/1/2035(e)	284	308
4.50%, 1/1/2040(e)	683	752		5.00%, 7/1/2035(e)	675	732
4.50%, 2/1/2040(e)	297	326		5.00%, 9/1/2035(e)	179	194
4.50%, 2/1/2040(e)	463	508		5.00%, 10/1/2035(e)	381	412
4.50%, 3/1/2040(e)	438	470		5.00%, 1/1/2036(e)	701	760
4.50%, 4/1/2040(e)	826	890		5.00%, 3/1/2036(e)	694	752
4.50%, 5/1/2040(e)	1,118	1,204		5.00%, 3/1/2036(e)	450	488
4.50%, 5/1/2040(e)	1,528	1,665		5.00%, 7/1/2036(e)	722	783
4.50%, 5/1/2040(e)	316	346		5.00%, 4/1/2037(e)	17	19
4.50%, 5/1/2040(e)	297	318		5.00%, 7/1/2037(e)	215	233
4.50%, 6/1/2040(e)	309	338		5.00%, 2/1/2038(e)	1,765	1,913
4.50%, 7/1/2040(e)	315	345		5.00%, 6/1/2038(e)	87	95
4.50%, 8/1/2040(e)	550	592		5.00%, 1/1/2039(e)	383	423
4.50%, 9/1/2040(e)	258	278		5.00%, 2/1/2039(e)	537	595
4.50%, 9/1/2040(e)	480	517		5.00%, 3/1/2039(e)	339	368
4.50%, 9/1/2040(e)	275	296		5.00%, 4/1/2039(e)	663	727
4.50%, 10/1/2040(e)	1,334	1,435		5.00%, 4/1/2039(e)	440	482
4.50%, 12/1/2040(e)	305	328		5.00%, 4/1/2039(e)	306	338
4.50%, 3/1/2041(e)	436	469		5.00%, 7/1/2039(e)	479	530
4.50%, 3/1/2041(e)	309	333		5.00%, 10/1/2039(e)	431	476
4.50%, 4/1/2041(e)	385	415		5.00%, 12/1/2039(e)	729	797
4.50%, 5/1/2041(e)	705	760		5.00%, 12/1/2039(e)	282	313
4.50%, 6/1/2041(e)	1,495	1,612		5.00%, 1/1/2040(e)	560	621
4.50%, 6/1/2041(e)	329	355		5.00%, 2/1/2040(e)	597	667
4.50%, 6/1/2041(e)	690	744		5.00%, 5/1/2040(e)	277	301
4.50%, 7/1/2041(e)	711	766		5.00%, 6/1/2040(e)	195	212
4.50%, 7/1/2041(e)	340	366		5.00%, 6/1/2040(e)	594	656
4.50%, 7/1/2041(e)	343	374		5.00%, 6/1/2040(e)	705	768
4.50%, 8/1/2041(e)	697	751		5.00%, 8/1/2040(e)	295	321
4.50%, 9/1/2041(e)	706	761		5.00%, 8/1/2040(e)	846	921
4.50%, 10/1/2041(e)	692	746		5.00%, 8/1/2040(e)	271	295
4.50%, 11/1/2041(e)	723	780		5.00%, 11/1/2040(e)	384	418
4.50%, 11/1/2041(e)	651	701		5.00%, 4/1/2041(e)	281	306
4.50%, 11/1/2041(e)	702	757		5.00%, 5/1/2041(e)	494	538
4.50%, 12/1/2041(e)	655	706		5.00%, 5/1/2041(e)	408	444
4.50%, 6/15/2042(e),(f)	5,400	5,792		5.00%, 5/1/2041(e)	618	674
4.55%, 4/1/2038(c),(e)	115	123		5.00%, 5/1/2041(e)	341	374
5.00%, 4/1/2014(e)	31	32		5.00%, 6/1/2042(e),(f)	3,200	3,466
5.00%, 12/1/2017(e)	45	49		5.36%, 6/1/2037(c),(e)	248	269
5.00%, 4/1/2018(e)	7	7		5.42%, 1/1/2036(c),(e)	152	164
5.00%, 11/1/2018(e)	38	41		5.50%, 2/1/2014(e)	81	83
5.00%, 6/1/2019(e)	249	270		5.50%, 2/1/2015(e)	140	153
5.00%, 7/1/2019(e)	272	295		5.50%, 1/1/2017(e)	280	304
5.00%, 11/1/2021(e)	115	125		5.50%, 5/1/2019(e)	61	66
5.00%, 2/1/2023(e)	123	133		5.50%, 1/1/2021(e)	54	59
5.00%, 7/1/2023(e)	27	29		5.50%, 5/1/2021(e)	79	86
5.00%, 12/1/2023(e)	164	177		5.50%, 10/1/2021(e)	60	65
5.00%, 12/1/2023(e)	69	75		5.50%, 11/1/2022(e)	107	117
5.00%, 1/1/2024(e)	158	171		5.50%, 2/1/2023(e)	113	125
5.00%, 1/1/2024(e)	399	435		5.50%, 7/1/2023(e)	104	115

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 12/1/2023(e)	$85	$92		5.50%, 6/1/2042(e),(f)	$5,800	$6,324
5.50%, 6/1/2027(e),(f)	400	435		5.69%, 10/1/2047(c),(e)	116	124
5.50%, 6/1/2028(e)	140	153		6.00%, 8/1/2012(e)	1	1
5.50%, 9/1/2028(e)	46	50		6.00%, 1/1/2014(e)	11	11
5.50%, 1/1/2029(e)	88	96		6.00%, 1/1/2016(e)	41	44
5.50%, 12/1/2029(e)	241	262		6.00%, 10/1/2016(e)	6	6
5.50%, 6/1/2033(e)	197	216		6.00%, 6/1/2017(e)	265	283
5.50%, 4/1/2034(e)	707	778		6.00%, 6/1/2017(e)	27	30
5.50%, 4/1/2034(e)	436	478		6.00%, 11/1/2017(e)	63	67
5.50%, 4/1/2034(e)	873	960		6.00%, 5/1/2024(e)	199	211
5.50%, 5/1/2034(e)	454	499		6.00%, 12/1/2032(e)	255	287
5.50%, 6/1/2034(e)	18	20		6.00%, 1/1/2033(e)	54	61
5.50%, 11/1/2034(e)	381	418		6.00%, 10/1/2033(e)	62	70
5.50%, 1/1/2035(e)	83	91		6.00%, 12/1/2033(e)	153	172
5.50%, 1/1/2035(e)	453	497		6.00%, 10/1/2034(e)	295	332
5.50%, 3/1/2035(e)	188	207		6.00%, 12/1/2034(e)	129	145
5.50%, 4/1/2035(e)	22	25		6.00%, 1/1/2035(e)	416	465
5.50%, 4/1/2035(e)	257	282		6.00%, 7/1/2035(e)	1,228	1,369
5.50%, 8/1/2035(e)	121	132		6.00%, 7/1/2035(e)	431	486
5.50%, 9/1/2035(e)	42	46		6.00%, 10/1/2035(e)	365	406
5.50%, 10/1/2035(e)	33	37		6.00%, 5/1/2036(e)	64	71
5.50%, 10/1/2035(e)	43	47		6.00%, 5/1/2036(e)	40	44
5.50%, 12/1/2035(e)	178	195		6.00%, 6/1/2036(e)	305	336
5.50%, 1/1/2036(e)	76	84		6.00%, 2/1/2037(e)	492	545
5.50%, 4/1/2036(e)	35	38		6.00%, 2/1/2037(e)	159	175
5.50%, 4/1/2036(e)	446	490		6.00%, 3/1/2037(e)	351	388
5.50%, 5/1/2036(e)	2,588	2,838		6.00%, 3/1/2037(e)	1,141	1,260
5.50%, 7/1/2036(e)	263	289		6.00%, 6/1/2037(e)	197	217
5.50%, 8/1/2036(e)	484	531		6.00%, 7/1/2037(e)	103	114
5.50%, 9/1/2036(e)	679	746		6.00%, 9/1/2037(e)	555	612
5.50%, 9/1/2036(e)	283	311		6.00%, 10/1/2037(e)	50	55
5.50%, 11/1/2036(e)	155	169		6.00%, 11/1/2037(e)	87	96
5.50%, 11/1/2036(e)	245	267		6.00%, 11/1/2037(e)	195	215
5.50%, 1/1/2037(e)	327	358		6.00%, 11/1/2037(e)	12	13
5.50%, 2/1/2037(e)	21	23		6.00%, 11/1/2037(e)	16	18
5.50%, 2/1/2037(e)	471	518		6.00%, 12/1/2037(e)	209	230
5.50%, 5/1/2037(e)	240	264		6.00%, 1/1/2038(e)	235	260
5.50%, 7/1/2037(e)	99	108		6.00%, 1/1/2038(e)	207	228
5.50%, 7/1/2037(e)	65	71		6.00%, 2/1/2038(e)	89	99
5.50%, 1/1/2038(e)	113	123		6.00%, 3/1/2038(e)	105	116
5.50%, 1/1/2038(e)	171	187		6.00%, 5/1/2038(e)	24	27
5.50%, 2/1/2038(e)	267	293		6.00%, 5/1/2038(e)	47	52
5.50%, 2/1/2038(e)	747	819		6.00%, 5/1/2038(e)	27	30
5.50%, 3/1/2038(e)	254	282		6.00%, 5/1/2038(e)	180	198
5.50%, 3/1/2038(e)	240	262		6.00%, 5/1/2038(e)	188	207
5.50%, 5/1/2038(e)	688	751		6.00%, 8/1/2038(e)	291	322
5.50%, 5/1/2038(e)	195	213		6.00%, 9/1/2038(e)	627	692
5.50%, 6/1/2038(e)	44	48		6.00%, 9/1/2038(e)	11	12
5.50%, 6/1/2038(e)	51	56		6.00%, 10/1/2038(e)	528	581
5.50%, 7/1/2038(e)	278	306		6.00%, 12/1/2038(e)	133	147
5.50%, 7/1/2038(e)	230	251		6.00%, 10/1/2039(e)	362	399
5.50%, 8/1/2038(e)	7	8		6.00%, 4/1/2040(e)	716	790
5.50%, 9/1/2038(e)	80	87		6.00%, 9/1/2040(e)	255	281
5.50%, 11/1/2038(e)	207	226		6.00%, 10/1/2040(e)	817	901
5.50%, 11/1/2038(e)	250	272		6.00%, 6/1/2042(e),(f)	3,600	3,963
5.50%, 11/1/2038(e)	183	200		6.50%, 12/1/2016(e)	149	160
5.50%, 11/1/2038(e)	249	271		6.50%, 5/1/2018(e)	3	4
5.50%, 12/1/2038(e)	313	343		6.50%, 7/1/2020(e)	42	45
5.50%, 12/1/2038(e)	127	138		6.50%, 12/1/2031(e)	5	6
5.50%, 12/1/2038(e)	201	221		6.50%, 3/1/2032(e)	26	30
5.50%, 1/1/2039(e)	191	208		6.50%, 7/1/2032(e)	65	74
5.50%, 4/1/2039(e)	123	134		6.50%, 11/1/2033(e)	80	91
5.50%, 7/1/2039(e)	832	913		6.50%, 8/1/2034(e)	206	236
5.50%, 9/1/2039(e)	285	311		6.50%, 9/1/2034(e)	211	240
5.50%, 10/1/2039(e)	148	162		6.50%, 10/1/2034(e)	52	59
5.50%, 12/1/2039(e)	248	272		6.50%, 7/1/2037(e)	73	84
5.50%, 12/1/2039(e)	538	593		6.50%, 7/1/2037(e)	109	124
5.50%, 6/1/2040(e)	143	157		6.50%, 8/1/2037(e)	395	446
5.50%, 7/1/2040(e)	227	250		6.50%, 1/1/2038(e)	143	162

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)
				Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)				(continued)
6.50%, 2/1/2038(e)	$74	$85
6.50%, 3/1/2038(e)	36	41		4.00%, 12/15/2041	$646	$708
6.50%, 3/1/2038(e)	617	697		4.00%, 12/20/2041	577	631
6.50%, 5/1/2038(e)	165	186		4.00%, 1/20/2042	653	714
6.50%, 9/1/2038(e)	116	131		4.00%, 2/20/2042	2,573	2,815
6.50%, 10/1/2039(e)	226	255		4.00%, 3/20/2042	2,958	3,236
				4.00%, 6/1/2042(f)	1,300	1,421
6.50%, 6/1/2042(e),(f)	5,100	5,738
7.00%, 12/1/2037(e)	277	323		4.50%, 4/20/2026	143	154
7.00%, 12/1/2037(e)	244	285		4.50%, 6/15/2034	15	17
7.50%, 5/1/2031(e)	70	87		4.50%, 3/15/2039	550	605
				4.50%, 3/15/2039	337	373
		$227,972		4.50%, 3/20/2039	716	788
Government National Mortgage Association (GNMA) - 7.29%				4.50%, 5/15/2039	375	412
				4.50%, 5/15/2039	369	406
2.50%, 11/20/2040	346	359		4.50%, 5/15/2039	440	492
2.50%, 12/20/2040	201	209		4.50%, 6/15/2039	967	1,072
2.50%, 2/20/2042(c)	591	613
3.00%, 4/15/2027	739	785		4.50%, 7/15/2039	251	276
3.00%, 2/20/2041(c)	537	565		4.50%, 11/15/2039	1,707	1,892
3.00%, 11/20/2041(c)	897	945		4.50%, 11/15/2039	245	269
3.00%, 2/20/2042(c)	735	774		4.50%, 12/15/2039	554	614
3.00%, 4/20/2042(c)	741	780		4.50%, 1/15/2040	621	689
				4.50%, 2/15/2040	320	352
3.50%, 12/15/2025	125	134		4.50%, 2/15/2040	348	383
3.50%, 5/15/2026	194	208		4.50%, 2/15/2040	240	265
3.50%, 2/20/2027	367	393		4.50%, 2/15/2040	118	130
3.50%, 4/20/2027	739	792		4.50%, 2/15/2040	108	119
3.50%, 7/20/2040	185	196		4.50%, 2/15/2040	175	193
3.50%, 1/20/2041	489	522		4.50%, 3/15/2040	593	652
3.50%, 3/20/2041(c)	250	265
				4.50%, 5/15/2040	284	313
3.50%, 11/15/2041	368	393		4.50%, 6/15/2040	310	341
3.50%, 11/20/2041	146	156		4.50%, 6/15/2040	358	394
3.50%, 1/15/2042	367	393		4.50%, 7/15/2040	321	353
3.50%, 1/20/2042	663	708		4.50%, 7/15/2040	256	282
3.50%, 2/15/2042	742	793		4.50%, 8/15/2040	389	428
3.50%, 2/15/2042	739	792		4.50%, 8/15/2040	474	521
3.50%, 2/20/2042	639	682		4.50%, 8/15/2040	384	425
3.50%, 3/15/2042	738	789		4.50%, 8/15/2040	327	360
3.50%, 3/20/2042	740	790		4.50%, 9/15/2040	334	370
3.50%, 4/20/2042	1,483	1,584		4.50%, 9/15/2040	480	528
3.50%, 5/20/2042	371	396		4.50%, 10/15/2040	385	427
4.00%, 8/15/2024	216	233		4.50%, 12/15/2040	242	267
4.00%, 12/15/2024	207	224		4.50%, 1/20/2041	408	455
4.00%, 11/15/2025	132	142		4.50%, 1/20/2041	441	487
4.00%, 5/15/2026	186	200		4.50%, 2/20/2041	568	627
4.00%, 6/15/2039	102	112		4.50%, 2/20/2041	403	450
4.00%, 7/20/2040	380	415		4.50%, 3/15/2041	276	303
4.00%, 8/15/2040	266	292		4.50%, 3/20/2041	311	344
4.00%, 9/15/2040	322	353		4.50%, 3/20/2041	398	444
4.00%, 9/15/2040	350	385		4.50%, 4/15/2041	322	354
4.00%, 10/15/2040	345	379		4.50%, 4/15/2041	721	793
4.00%, 11/15/2040	65	71		4.50%, 4/20/2041	637	704
4.00%, 11/15/2040	397	435		4.50%, 5/15/2041	381	422
4.00%, 11/20/2040	265	290		4.50%, 5/15/2041	343	378
4.00%, 12/20/2040	358	393		4.50%, 6/20/2041	708	782
4.00%, 1/15/2041	352	385		4.50%, 7/15/2041	299	329
4.00%, 1/15/2041	891	976		4.50%, 7/20/2041	3,662	4,045
4.00%, 1/15/2041	327	358		4.50%, 8/20/2041	561	619
4.00%, 1/20/2041	862	944		4.50%, 9/20/2041	338	374
4.00%, 5/15/2041	344	377		4.50%, 11/20/2041	1,809	1,998
4.00%, 5/15/2041	421	462		4.50%, 12/20/2041	357	395
4.00%, 5/15/2041	49	54		4.50%, 1/20/2042	2,575	2,844
4.00%, 7/20/2041	341	373		4.50%, 2/20/2042	1,426	1,575
4.00%, 7/20/2041(c)	313	335
				4.50%, 3/20/2042	369	408
4.00%, 8/15/2041	272	298		4.50%, 4/20/2042	791	874
4.00%, 9/15/2041	732	803		5.00%, 12/15/2032	8	9
4.00%, 9/20/2041	72	78		5.00%, 8/15/2033	521	576
4.00%, 10/15/2041	437	479		5.00%, 2/15/2034	583	648
4.00%, 10/15/2041	368	404		5.00%, 8/15/2035	399	442
4.00%, 11/20/2041	568	622		5.00%, 2/15/2038	9	10
4.00%, 12/15/2041	1,033	1,132		5.00%, 6/20/2038	578	640

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
5.00%, 10/15/2038	$295	$326		5.50%, 11/20/2041	$707	$785
5.00%, 5/15/2039	152	168		5.50%, 6/1/2042(f)	700	779
5.00%, 6/15/2039	288	320		6.00%, 7/20/2028	2	2
5.00%, 6/15/2039	315	351		6.00%, 7/15/2032	10	11
5.00%, 6/20/2039	467	517		6.00%, 12/15/2032	11	12
5.00%, 7/15/2039	307	342		6.00%, 10/15/2034	262	295
5.00%, 7/15/2039	283	313		6.00%, 4/15/2035	201	226
5.00%, 7/15/2039	293	325		6.00%, 4/15/2036	122	137
5.00%, 7/15/2039	258	287		6.00%, 6/15/2036	383	431
5.00%, 8/15/2039	293	326		6.00%, 4/15/2037	447	503
5.00%, 9/15/2039	310	342		6.00%, 5/15/2037	305	343
5.00%, 9/15/2039	308	343		6.00%, 10/20/2037	688	773
5.00%, 9/15/2039	307	341		6.00%, 11/20/2037	257	289
5.00%, 9/15/2039	171	189		6.00%, 1/15/2038	157	177
5.00%, 11/15/2039	315	352		6.00%, 8/15/2038	209	236
5.00%, 12/15/2039	758	838		6.00%, 9/15/2039	569	641
5.00%, 2/15/2040	323	360		6.00%, 9/15/2039	311	351
5.00%, 2/15/2040	314	350		6.00%, 4/15/2040	74	84
5.00%, 2/15/2040	445	493		6.00%, 1/20/2042	724	813
5.00%, 4/15/2040	247	275		6.00%, 6/1/2042(f)	2,400	2,697
5.00%, 5/15/2040	310	345		6.50%, 5/15/2023	4	5
5.00%, 5/15/2040	258	286		6.50%, 10/20/2028	7	8
5.00%, 5/20/2040	116	129		6.50%, 5/20/2029	5	6
5.00%, 6/15/2040	562	622		6.50%, 2/20/2032	3	4
5.00%, 6/15/2040	850	940		6.50%, 5/20/2032	40	47
5.00%, 6/15/2040	158	175		6.50%, 5/15/2037	292	337
5.00%, 6/15/2040	301	334		6.50%, 8/20/2038	205	235
5.00%, 6/20/2040	549	609		6.50%, 9/15/2038	261	301
5.00%, 7/15/2040	265	293		7.00%, 1/15/2028	5	6
5.00%, 7/20/2040	559	622		7.00%, 3/15/2029	10	12
5.00%, 1/20/2041	281	312		7.00%, 7/15/2031	8	10
5.00%, 2/20/2041	701	776		8.00%, 8/20/2029	2	2
5.00%, 5/20/2041	678	753				$113,623
5.00%, 6/20/2041	179	199
5.00%, 7/20/2041	278	309		U.S. Treasury - 35.46%
5.00%, 8/20/2041	2,063	2,292		0.13%, 8/31/2013	6,871	6,863
5.00%, 10/20/2041	242	269		0.13%, 9/30/2013	3,380	3,375
5.00%, 11/20/2041	706	784		0.13%, 12/31/2013	2,634	2,628
5.00%, 12/20/2041	717	796		0.25%, 10/31/2013	2,600	2,600
5.00%, 2/20/2042	722	802		0.25%, 11/30/2013	3,714	3,714
5.00%, 4/20/2042	887	983		0.25%, 1/31/2014	2,228	2,228
5.00%, 6/1/2042(f)	600	663		0.25%, 2/28/2014	2,971	2,970
5.50%, 6/15/2014	2	3		0.25%, 3/31/2014	2,971	2,970
5.50%, 1/15/2024	101	110		0.25%, 4/30/2014	8,914	8,911
5.50%, 11/15/2033	259	290		0.25%, 9/15/2014	1,411	1,410
5.50%, 3/15/2034	109	122		0.25%, 12/15/2014	1,857	1,853
5.50%, 4/15/2034	113	126		0.25%, 1/15/2015	3,352	3,345
5.50%, 7/15/2034	85	96		0.25%, 2/15/2015	4,317	4,306
5.50%, 11/15/2034	429	478		0.38%, 6/30/2013	3,157	3,162
5.50%, 2/15/2035	219	244		0.38%, 7/31/2013	3,886	3,892
5.50%, 3/15/2036	165	184		0.38%, 11/15/2014	2,971	2,975
5.50%, 4/15/2036	208	231		0.38%, 3/15/2015	2,971	2,973
5.50%, 12/15/2036	135	150		0.38%, 4/15/2015	6,723	6,728
5.50%, 4/15/2037	444	494		0.50%, 5/31/2013	2,600	2,608
5.50%, 5/15/2038	283	315		0.50%, 11/15/2013	1,709	1,715
5.50%, 6/15/2038	228	255		0.50%, 8/15/2014	1,486	1,492
5.50%, 10/20/2038	702	780		0.50%, 10/15/2014	2,045	2,054
5.50%, 11/15/2038	296	330		0.63%, 7/15/2014	1,486	1,496
5.50%, 12/20/2038	280	311		0.75%, 8/15/2013	2,546	2,562
5.50%, 1/15/2039	238	266		0.75%, 9/15/2013	2,228	2,243
5.50%, 1/15/2039	113	126		0.75%, 12/15/2013	1,709	1,721
5.50%, 1/15/2039	722	807		0.75%, 6/15/2014	2,600	2,624
5.50%, 2/15/2039	281	313		0.88%, 11/30/2016	3,343	3,384
5.50%, 5/15/2039	74	82		0.88%, 12/31/2016	3,915	3,960
5.50%, 12/15/2039	356	396		0.88%, 1/31/2017	2,228	2,254
5.50%, 7/20/2040	263	293		0.88%, 2/28/2017	2,471	2,500
5.50%, 11/15/2040	193	216		0.88%, 4/30/2017	11,736	11,861
5.50%, 4/20/2041	703	781		1.00%, 7/15/2013	5,311	5,357
5.50%, 10/20/2041	701	779		1.00%, 1/15/2014	761	770

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)

U.S. Treasury (continued)				U.S. Treasury (continued)
1.00%, 5/15/2014	$1,114	$1,130		2.63%, 8/15/2020	$3,698	$4,093
1.00%, 8/31/2016	2,651	2,699		2.63%, 11/15/2020	5,567	6,154
1.00%, 9/30/2016	2,971	3,024		2.75%, 11/30/2016	1,663	1,820
1.00%, 10/31/2016	3,714	3,780		2.75%, 5/31/2017	1,842	2,029
1.00%, 3/31/2017	3,857	3,922		2.75%, 12/31/2017	2,377	2,632
1.13%, 6/15/2013	4,368	4,409		2.75%, 2/28/2018	371	412
1.25%, 2/15/2014	357	362		2.75%, 2/15/2019	2,897	3,238
1.25%, 3/15/2014	3,136	3,191		2.88%, 3/31/2018	2,228	2,489
1.25%, 4/15/2014	1,850	1,884		3.00%, 8/31/2016	1,486	1,636
1.25%, 8/31/2015	3,294	3,384		3.00%, 9/30/2016	996	1,098
1.25%, 9/30/2015	1,634	1,678		3.00%, 2/28/2017	3,433	3,808
1.25%, 10/31/2015	4,702	4,830		3.13%, 8/31/2013	1,908	1,977
1.25%, 1/31/2019	2,228	2,270		3.13%, 9/30/2013	1,946	2,021
1.25%, 4/30/2019	3,714	3,774		3.13%, 10/31/2016	1,226	1,360
1.38%, 5/15/2013	7,231	7,311		3.13%, 1/31/2017	1,813	2,018
1.38%, 11/30/2015	2,600	2,682		3.13%, 4/30/2017	1,768	1,976
1.38%, 9/30/2018	1,857	1,909		3.13%, 5/15/2019	6,985	7,992
1.38%, 11/30/2018	884	909		3.13%, 5/15/2021	3,194	3,658
1.38%, 12/31/2018	743	763		3.13%, 11/15/2041	2,909	3,181
1.38%, 2/28/2019	2,228	2,288		3.13%, 2/15/2042	3,736	4,085
1.50%, 12/31/2013	1,605	1,636		3.25%, 5/31/2016	1,619	1,792
1.50%, 6/30/2016	2,936	3,048		3.25%, 6/30/2016	743	823
1.50%, 7/31/2016	2,897	3,009		3.25%, 7/31/2016	1,486	1,649
1.50%, 8/31/2018	3,106	3,220		3.25%, 12/31/2016	1,370	1,531
1.50%, 3/31/2019	2,971	3,071		3.25%, 3/31/2017	1,404	1,575
1.75%, 1/31/2014	2,823	2,892		3.38%, 6/30/2013	1,515	1,567
1.75%, 3/31/2014	9,555	9,813		3.38%, 7/31/2013	1,114	1,155
1.75%, 7/31/2015	3,672	3,827		3.38%, 11/15/2019	2,154	2,509
1.75%, 5/31/2016	3,422	3,587		3.50%, 5/31/2013	973	1,005
1.75%, 10/31/2018	1,486	1,562		3.50%, 2/15/2018	2,563	2,946
1.88%, 2/28/2014	2,228	2,290		3.50%, 5/15/2020	3,428	4,030
1.88%, 4/30/2014	1,337	1,378		3.50%, 2/15/2039	3,392	3,992
1.88%, 6/30/2015	2,335	2,441		3.63%, 5/15/2013	6,745	6,964
1.88%, 8/31/2017	3,268	3,457		3.63%, 8/15/2019	1,411	1,667
1.88%, 9/30/2017	1,917	2,028		3.63%, 2/15/2020	5,014	5,937
1.88%, 10/31/2017	1,946	2,059		3.63%, 2/15/2021	3,595	4,269
2.00%, 11/30/2013	1,040	1,067		3.75%, 11/15/2018	2,303	2,717
2.00%, 1/31/2016	1,486	1,567		3.75%, 8/15/2041	2,295	2,826
2.00%, 4/30/2016	2,315	2,446		3.88%, 5/15/2018	2,858	3,364
2.00%, 11/15/2021	4,011	4,183		3.88%, 8/15/2040	2,006	2,512
2.00%, 2/15/2022	5,571	5,796		4.00%, 2/15/2014	7,404	7,873
2.13%, 11/30/2014	3,098	3,235		4.00%, 2/15/2015	1,241	1,362
2.13%, 5/31/2015	2,533	2,664		4.00%, 8/15/2018	624	743
2.13%, 12/31/2015	527	558		4.13%, 5/15/2015	750	832
2.13%, 2/29/2016	2,228	2,363		4.25%, 8/15/2013	1,411	1,480
2.13%, 8/15/2021	2,074	2,192		4.25%, 11/15/2013	4,680	4,951
2.25%, 5/31/2014	1,857	1,930		4.25%, 8/15/2014	1,857	2,018
2.25%, 1/31/2015	3,020	3,171		4.25%, 11/15/2014	955	1,046
2.25%, 3/31/2016	1,486	1,584		4.25%, 8/15/2015	1,634	1,834
2.25%, 11/30/2017	1,176	1,269		4.25%, 11/15/2017	1,337	1,586
2.25%, 7/31/2018	2,643	2,860		4.25%, 5/15/2039	1,440	1,913
2.38%, 8/31/2014	1,820	1,904		4.25%, 11/15/2040	3,137	4,175
2.38%, 9/30/2014	6,799	7,128		4.38%, 2/15/2038	565	761
2.38%, 10/31/2014	3,603	3,780		4.38%, 11/15/2039	2,043	2,768
2.38%, 2/28/2015	2,910	3,070		4.38%, 5/15/2040	2,061	2,796
2.38%, 3/31/2016	764	818		4.38%, 5/15/2041	4,875	6,622
2.38%, 7/31/2017	1,501	1,625		4.50%, 11/15/2015	1,486	1,691
2.38%, 5/31/2018	6,005	6,537		4.50%, 2/15/2016	1,411	1,619
2.38%, 6/30/2018	1,114	1,213		4.50%, 5/15/2017	371	441
2.50%, 3/31/2015	2,303	2,441		4.50%, 2/15/2036	5,327	7,267
2.50%, 4/30/2015	1,507	1,600		4.50%, 5/15/2038	929	1,277
2.50%, 6/30/2017	1,411	1,537		4.50%, 8/15/2039	2,277	3,142
2.63%, 6/30/2014	3,031	3,178		4.63%, 11/15/2016	1,337	1,573
2.63%, 7/31/2014	3,458	3,631		4.63%, 2/15/2017	891	1,056
2.63%, 12/31/2014	3,759	3,980		4.63%, 2/15/2040	1,820	2,561
2.63%, 2/29/2016	483	521		4.75%, 5/15/2014	3,704	4,026
2.63%, 4/30/2016	1,405	1,518		4.75%, 8/15/2017	854	1,031
2.63%, 1/31/2018	1,114	1,227		4.75%, 2/15/2037	401	568
2.63%, 4/30/2018	743	819		4.75%, 2/15/2041	1,931	2,775

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
May 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	(continued)	Amount (000's)	Value (000's)

U.S. Treasury (continued)				Banks (continued)
4.88%, 8/15/2016	$2,228	$2,628		Investment in Joint Trading Account; Merrill	$15,919	$15,918
5.00%, 5/15/2037	3,993	5,856		Lynch Repurchase Agreement; 0.18%
5.13%, 5/15/2016	669	789		dated 05/31/12 maturing 06/01/12
5.25%, 11/15/2028	565	807		(collateralized by US Government
5.25%, 2/15/2029	483	692		Securities; $16,236,913; 0.00% - 2.50%;
5.38%, 2/15/2031	3,571	5,287		dated 01/30/13 - 10/15/29)
5.50%, 8/15/2028	178	261				$79,978
6.00%, 2/15/2026	1,815	2,693		TOTAL REPURCHASE AGREEMENTS		$79,978
6.13%, 11/15/2027	2,279	3,497		Total Investments		$1,618,821
6.13%, 8/15/2029	360	565		Liabilities in Excess of Other Assets, Net - (3.91)%		$(60,918)
6.25%, 8/15/2023	966	1,415		TOTAL NET ASSETS - 100.00%		$1,557,903
6.25%, 5/15/2030	1,237	1,983
6.38%, 8/15/2027	520	813
6.50%, 11/15/2026	3,028	4,730		(a)	Security exempt from registration under Rule 144A of the Securities Act of
6.63%, 2/15/2027	817	1,295		1933. These securities may be resold in transactions exempt from
6.75%, 8/15/2026	594	944		registration, normally to qualified institutional buyers. Unless otherwise
6.88%, 8/15/2025	836	1,321		indicated, these securities are not considered illiquid. At the end of the
7.25%, 5/15/2016	2,160	2,728		period, the value of these securities totaled $3,279 or 0.21% of net assets.
7.25%, 8/15/2022	1,677	2,582		(b)	Security purchased on a when-issued basis.
7.50%, 11/15/2016	3,424	4,460		(c) Variable Rate. Rate shown is in effect at May 31, 2012.
7.50%, 11/15/2024	223	364		(d) Non-Income Producing Security
7.63%, 11/15/2022	1,085	1,719		(e)	This entity was put into conservatorship by the US Government in 2008.
7.63%, 2/15/2025	297	492		See Notes to Financial Statements for additional information.
7.88%, 2/15/2021	371	573		(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
8.00%, 11/15/2021	201	318		Notes to Financial Statements for additional information.
8.13%, 8/15/2019	376	562		(g)	Market value is determined in accordance with procedures established in
8.50%, 2/15/2020	223	345		good faith by the Board of Directors. At the end of the period, the value of
8.75%, 5/15/2017	3,372	4,703		these securities totaled $366 or 0.02% of net assets.
8.75%, 5/15/2020	1,236	1,950
8.75%, 8/15/2020	223	355
8.88%, 2/15/2019	201	305
9.25%, 2/15/2016	3,827	5,060		Unrealized Appreciation (Depreciation)
9.88%, 11/15/2015	186	246		The net federal income tax unrealized appreciation (depreciation) and federal tax
10.63%, 8/15/2015	961	1,274		cost of investments held as of the period end were as follows:

		$552,339		Unrealized Appreciation		$45,581
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Unrealized Depreciation		(2,246)
OBLIGATIONS		$1,024,298		Net Unrealized Appreciation (Depreciation)		$43,335
	Maturity			Cost for federal income tax purposes	$1,575,486
REPURCHASE AGREEMENTS - 5.13%	Amount (000's)	Value (000	's)

Banks - 5.13%				All dollar amounts are shown in thousands (000's)
Investment in Joint Trading Account; Credit	$11,894	$11,894
Suisse Repurchase Agreement; 0.18%				Portfolio Summary (unaudited)
dated 05/31/12 maturing 06/01/12				Sector		Percent
(collateralized by US Government				Government		43.55%
Securities; $12,131,617; 4.63% - 8.00%;				Mortgage Securities		32.15%
dated 11/15/21 - 02/15/40)				Financial		13.26%
Investment in Joint Trading Account; Deutsche	29,213	29,213		Consumer, Non-cyclical		3.03%
Bank Repurchase Agreement; 0.21% dated				Communications		2.86%
05/31/12 maturing 06/01/12 (collateralized				Energy		2.47%
by US Government Securities;				Utilities		1.61%
$29,796,953; 0.00% - 4.50%; dated				Basic Materials		1.11%
08/22/12 - 03/12/32)				Consumer, Cyclical		1.04%
Investment in Joint Trading Account; JP	22,953	22,953		Industrial		0.99%
Morgan Repurchase Agreement; 0.18%				Technology		0.72%
dated 05/31/12 maturing 06/01/12				Revenue Bonds		0.47%
(collateralized by US Government				General Obligation Unltd		0.40%
Securities; $23,411,892; 0.00% - 9.38%;				Asset Backed Securities		0.19%
dated 02/08/13 - 04/15/30)				Insured		0.04%
				General Obligation Ltd		0.02%
				Investments Sold Short		(0.01)%
				Liabilities in Excess of Other Assets, Net		(3.90)%
				TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments Bond Market Index Fund May 31, 2012 (unaudited)

Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.01)%	Amount (000's)	Value (000	's)
Federal Home Loan Mortgage Corporation (FHLMC) - (0.01)%
3.50%, 6/1/2042	$100	$105

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$105
OBLIGATIONS (proceeds $103)

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2012 (unaudited)

COMMON STOCKS - 37.64%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Agriculture - 0.04%				Mining - 1.86%
Adecoagro SA (a)	41,784	$397		African Rainbow Minerals Ltd	41,916	$832
				Alacer Gold Corp (a)	109,404	609
				Alamos Gold Inc	61,835	1,118
Building Materials - 0.17%				BHP Billiton Ltd ADR	21,510	1,324
Indocement Tunggal Prakarsa Tbk PT	513,288	969		Cia de Minas Buenaventura SA ADR	34,443	1,348
Semen Gresik Persero Tbk PT	841,536	976		Detour Gold Corp (a)	20,109	413
		$1,945		Eldorado Gold Corp	177,032	1,964
Chemicals - 0.13%				First Quantum Minerals Ltd	101,250	1,773
Mosaic Co/The	20,809	992		Freeport-McMoRan Copper & Gold Inc	45,294	1,451
Potash Corp of Saskatchewan Inc	10,949	433		Gabriel Resources Ltd (a)	77,144	140
		$1,425		Highland Gold Mining Ltd	9,192	15
				Impala Platinum Holdings Ltd ADR	38,394	589
Coal - 0.14%				Kinross Gold Corp	83,329	664
Adaro Energy Tbk PT	4,336,458	676		Nevsun Resources Ltd	70,700	255
Consol Energy Inc	30,874	867		Newcrest Mining Ltd	29,113	705
		$1,543		Northern Dynasty Minerals Ltd (a)	53,078	140
Commercial Services - 0.70%				Pan American Silver Corp	25,485	423
				Pilot Gold Inc (a)	7,762	7
Abertis Infraestructuras SA	163,500	2,086		Platinum Group Metals Ltd (a)	137,522	166
DP World Ltd	91,000	906
Shenzhen International Holdings Ltd	27,701,600	1,692		Randgold Resources Ltd ADR	21,110	1,675
Sichuan Expressway Co Ltd	2,407,400	845		Rio Tinto PLC ADR	23,473	1,014
Transurban Group	399,800	2,201		SEMAFO Inc	154,773	787
		$7,730		Silver Wheaton Corp	31,844	811
				Southern Copper Corp	17,420	496
Diversified Financial Services - 0.09%				Tahoe Resources Inc (a)	28,429	462
Challenger Infrastructure Fund	883,891	982		Western Areas NL	45,164	196
				Xstrata PLC	85,104	1,216
Electric - 1.43%						$20,593
Consolidated Edison Inc	38,300	2,312		Miscellaneous Manufacturing - 0.03%
DUET Group	945,362	1,784		Neo Material Technologies Inc (a)	35,308	352
Northeast Utilities	62,000	2,232
NorthWestern Corp	32,200	1,143
PG&E Corp	128,100	5,598		Oil & Gas - 3.97%
Red Electrica Corp SA	45,200	1,674		Anadarko Petroleum Corp	31,108	1,898
Spark Infrastructure Group (b)	769,400	1,151		Apache Corp	17,170	1,397
				Bankers Petroleum Ltd (a)	136,226	272
		$15,894		Berry Petroleum Co	28,584	1,112
Energy - Alternate Sources - 0.01%				BG Group PLC	75,079	1,447
Linc Energy Ltd (a)	198,470	159		Bonavista Energy Corp	23,094	396
				Carrizo Oil & Gas Inc (a)	46,280	1,023
Engineering & Construction - 0.47%				Cimarex Energy Co	20,284	1,080
				Cobalt International Energy Inc (a)	70,057	1,587
Ferrovial SA	167,600	1,591		Concho Resources Inc (a)	28,055	2,462
Flughafen Zuerich AG	3,300	1,105		Denbury Resources Inc (a)	95,478	1,444
Fraport AG Frankfurt Airport Services	31,600	1,603
Worldwide				Energy XXI Bermuda Ltd	25,153	781
Multiplan Empreendimentos Imobiliarios SA	39,600	926		Ensco PLC	33,243	1,493
				EOG Resources Inc	16,527	1,641
		$5,225		Far East Energy Corp (a)	309,779	54
Gas - 1.99%				FX Energy Inc (a)	16,151	79
CenterPoint Energy Inc	113,500	2,296		Helmerich & Payne Inc	20,054	908
Keyera Corp	27,100	1,103		HollyFrontier Corp	57,507	1,695
National Grid PLC	769,800	7,721		Kodiak Oil & Gas Corp (a)	103,119	836
NiSource Inc	67,800	1,701		Kosmos Energy Ltd (a)	50,228	523
Sempra Energy	71,100	4,622		Laredo Petroleum Holdings Inc (a)	30,705	646
Snam SpA	562,500	2,276		Marathon Petroleum Corp	36,252	1,308
Southwest Gas Corp	27,200	1,142		MEG Energy Corp (a)	11,686	390
WGL Holdings Inc	29,300	1,141		MEG Energy Corp (a),(b),(c)	6,400	213
		$22,002		Niko Resources Ltd	9,421	279
				Noble Energy Inc	27,974	2,363
Holding Companies - Diversified - 0.19%				Occidental Petroleum Corp	23,069	1,829
Wharf Holdings Ltd	415,900	2,167		OGX Petroleo e Gas Participacoes SA (a)	189,954	970
				Oil Search Ltd	139,311	923
Iron & Steel - 0.22%				Pacific Rubiales Energy Corp	41,753	1,095
Cliffs Natural Resources Inc	28,495	1,362		Patterson-UTI Energy Inc	53,584	810
Reliance Steel & Aluminum Co	23,453	1,107		QGEP Participacoes SA	45,880	225
		$2,469		Quicksilver Resources Inc (a)	107,441	480
				Range Resources Corp	12,190	700
Lodging - 0.06%				Rosetta Resources Inc (a)	30,491	1,180
Starwood Hotels & Resorts Worldwide Inc	11,877	628		Rowan Cos PLC (a)	50,819	1,525
				Sanchez Energy Corp (a)	19,587	473

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000	's)

Oil & Gas (continued)				Real Estate (continued)
Southwestern Energy Co (a)	50,515	$1,416		Sumitomo Realty & Development Co Ltd	25,000	$523
Suncor Energy Inc	52,601	1,420		Sun Hung Kai Properties Ltd	264,000	2,973
Sunoco Inc	27,500	1,277		Unite Group PLC	157,719	459
Talisman Energy Inc	99,899	1,049				$21,278
Whiting Petroleum Corp (a)	30,900	1,335
		$44,034		REITS - 8.78%
				Advance Residence Investment Corp	301	555
Oil & Gas Services - 1.53%				American Assets Trust Inc	43,792	989
Cameron International Corp (a)	52,767	2,411		American Tower Corp	121,200	7,863
Core Laboratories NV	7,177	918		Apartment Investment & Management Co	41,950	1,136
Dresser-Rand Group Inc (a)	23,127	1,015		Ascendas Real Estate Investment Trust	605,000	959
Dril-Quip Inc (a)	35,962	2,179		Astro Japan Property Group	225,696	656
FMC Technologies Inc (a)	28,502	1,147		Australand Property Group	215,603	554
Halliburton Co	67,002	2,014		AvalonBay Communities Inc	19,804	2,768
Key Energy Services Inc (a)	104,968	1,040		Boardwalk Real Estate Investment Trust	19,700	1,119
Lufkin Industries Inc	17,314	995		Boston Properties Inc	34,383	3,539
National Oilwell Varco Inc	43,915	2,931		BRE Properties Inc	3,915	193
Schlumberger Ltd	35,660	2,256		Cambridge Industrial Trust	1,670,400	699
		$16,906		Camden Property Trust	38,574	2,512
				Canadian Real Estate Investment Trust	37,000	1,410
Pipelines - 12.16%				CapitaMall Trust	707,000	993
Buckeye Partners LP	108,560	5,159		CapLease Inc	14,679	58
Chesapeake Midstream Partners LP	131,610	3,294		Centro Retail Australia (a)	567,983	1,050
Copano Energy LLC	82,650	2,215		Challenger Diversified Property Group	976,878	519
DCP Midstream Partners LP	38,460	1,513		Charter Hall Retail REIT	208,990	667
El Paso Corp (d)	151,700	4,361
				Colonial Properties Trust	68,691	1,457
Enbridge Energy Partners LP	110,120	3,220		CubeSmart	113,400	1,283
Enbridge Inc	161,100	6,365		CYS Investments Inc	93,197	1,275
Energy Transfer Equity LP	104,722	3,805		DDR Corp	105,448	1,465
Energy Transfer Partners LP	109,335	4,744		Dexus Property Group	1,241,582	1,135
Enterprise Products Partners LP	211,320	10,304		Digital Realty Trust Inc	16,863	1,193
Gibson Energy Inc	105,900	2,157		Dundee Real Estate Investment Trust	27,800	969
Holly Energy Partners LP (c)	28,770	1,627
				DuPont Fabros Technology Inc	18,201	464
Kinder Morgan Energy Partners LP	106,930	8,376		Education Realty Trust Inc	55,184	608
Kinder Morgan Inc/Delaware	58,330	1,994		Entertainment Properties Trust	15,425	637
Magellan Midstream Partners LP	153,009	10,529		Equity One Inc	73,905	1,468
MarkWest Energy Partners LP	74,065	3,551		Equity Residential	71,839	4,389
Oiltanking Partners LP (c)	18,361	571
				Essex Property Trust Inc	11,018	1,658
ONEOK Inc	40,700	3,378		Extra Space Storage Inc	54,663	1,550
ONEOK Partners LP	139,680	7,627		Federal Realty Investment Trust	14,679	1,443
Pembina Pipeline Corp	39,340	1,060		First Industrial Realty Trust Inc (a)	34,902	416
Plains All American Pipeline LP	133,560	10,488		Glimcher Realty Trust	152,991	1,407
Regency Energy Partners LP	150,855	3,246		Goodman Group	387,784	1,276
Spectra Energy Corp	155,700	4,470		Great Portland Estates PLC	223,527	1,304
Sunoco Logistics Partners LP	117,148	3,946		Hammerson PLC	217,629	1,403
Targa Resources Partners LP	94,342	3,700		HCP Inc	39,666	1,620
TC Pipelines LP	25,840	1,059		Hersha Hospitality Trust	123,072	656
Tesoro Logistics LP	16,770	529		Host Hotels & Resorts Inc	130,321	1,989
TransCanada Corp	169,600	6,951		ICADE	8,980	695
Western Gas Partners LP	74,700	3,294		Land Securities Group PLC	164,914	1,807
Williams Cos Inc/The	31,776	970		LaSalle Hotel Properties	36,923	1,018
Williams Partners LP	193,030	10,211		Link REIT/The	459,100	1,764
		$134,714		LTC Properties Inc	8,000	258
Real Estate - 1.92%				Mirvac Group	890,154	1,066
Atrium European Real Estate Ltd	105,141	469		Mori Trust Sogo Reit Inc	76	648
Brookfield Office Properties Inc	30,300	507		Nippon Building Fund Inc	129	1,176
CapitaLand Ltd	732,400	1,435		Northern Property Real Estate Investment Trust	32,100	1,002
Castellum AB	76,863	864
Citycon OYJ	165,881	459		Pennsylvania Real Estate Investment Trust	42,400	538
Country Garden Holdings Co Ltd (a)	1,160,000	433		Prologis Inc	21,639	692
Growthpoint Properties Ltd	180,741	441		PS Business Parks Inc	20,011	1,319
GSW Immobilien AG (a)	38,699	1,352		Public Storage	12,748	1,701
Hang Lung Properties Ltd	164,800	524		Ramco-Gershenson Properties Trust	98,403	1,172
Henderson Land Development Co Ltd	280,300	1,410		Retail Properties of America Inc	36,144	331
Hongkong Land Holdings Ltd	137,300	769		RioCan Real Estate Investment Trust	16,300	421
Hufvudstaden AB	45,766	463		Saul Centers Inc	18,300	735
Hyprop Investments Ltd	101,365	693		Shaftesbury PLC	93,604	730
Jones Lang LaSalle Inc	8,800	638		Simon Property Group Inc	52,575	7,756
Mitsubishi Estate Co Ltd	218,600	3,388		SL Green Realty Corp	33,850	2,539
Mitsui Fudosan Co Ltd	197,000	3,274		Strategic Hotels & Resorts Inc (a)	107,057	667
New World Development Co Ltd	190,000	204		Suntec Real Estate Investment Trust	1,056,700	1,050

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMODITY INDEXED STRUCTURED	Principal
REITS (continued)				NOTES (continued)	Amount (000's)	Value (000's)
Unibail-Rodamco SE	15,238	$2,522		Banks (continued)
United Urban Investment Corp	794	858		CIBC; Dow Jones - UBS Commodity Index
Ventas Inc	27,712	1,630		Linked Notes
Westfield Group	345,541	3,052		0.00%, 12/04/2012(a),(e)	$10,000	$5,937
Westfield Retail Trust	149,447	396		0.00%, 05/20/2013(a),(e)	2,600	1,905
Workspace Group PLC	117,036	394		0.00%, 06/28/2013(a),(e)	4,000	3,673
		$97,241		Deutsche Bank AG; Dow Jones - UBS
				Commodity Index Linked Notes
Shipbuilding - 0.02%				0.09%, 12/17/2012(e)	5,900	4,034
OSX Brasil SA (a)	26,788	180		0.09%, 01/11/2013(e)	5,000	3,697
				JP Morgan; Dow Jones - UBS Commodity
Telecommunications - 0.91%				Index Linked Notes
Crown Castle International Corp (a)	72,800	3,975		0.37%, 10/25/2012(e)	10,000	6,114
Eutelsat Communications SA	40,800	1,071		Morgan Stanley; Dow Jones - UBS
SBA Communications Corp (a)	64,200	3,335		Commodity Index Linked Notes
SES SA	74,900	1,677		0.16%, 12/10/2012(e)	11,000	6,272
		$10,058		Societe Generale; Dow Jones - UBS
				Commodity Index Linked Notes
Transportation - 0.15%				0.24%, 11/27/2012(e)	9,300	5,303
Groupe Eurotunnel SA	212,400	1,635				$40,148

				Sovereign - 0.88%
Water - 0.67%				Swedish Export Credit; Dow Jones - UBS
American Water Works Co Inc	66,200	2,265		Commodity Index Linked Notes
Severn Trent PLC	86,800	2,306		0.00%, 11/21/2012(a),(e)	12,900	9,757
United Utilities Group PLC	282,000	2,860
		$7,431		TOTAL COMMODITY INDEXED STRUCTURED NOTES		$49,905
TOTAL COMMON STOCKS		$416,988			Principal
	Principal			SENIOR FLOATING RATE INTERESTS - 9.21%	Amount (000's)	Value(000's)
BONDS - 9.52%	Amount (000's)	Value (000	's)
				Airlines - 0.07%
Federal & Federally Sponsored Credit - 2.34%				United Air Lines Inc, Term Loan B
Federal Farm Credit Banks Funding Corp				2.25%, 02/01/2014(e)	$750	$725
0.23%, 08/13/2012(e)	$1,900	$1,900
0.23%, 12/30/2013(e)	7,000	6,996
0.24%, 02/01/2013(e)	6,000	6,001		Automobile Parts & Equipment - 0.27%
0.25%, 05/21/2014(e)	4,000	3,996		Federal-Mogul Corp, Term Loan B-EXIT
0.30%, 05/03/2013(e)	5,000	5,003		2.18%, 12/27/2013(e)	991	931
0.37%, 07/02/2012	2,000	2,000		Federal-Mogul Corp, Term Loan C-EXIT
		$25,896		2.18%, 12/27/2015(e)	505	475
				Goodyear Tire & Rubber Co/The, Term Loan
Finance - Mortgage Loan/Banker - 7.18%				4.75%, 04/12/2019(e)	600	581
Fannie Mae				Schaeffler AG, Term Loan C2
0.26%, 08/23/2012(e)	4,000	4,001		6.00%, 02/14/2017(e)	955	950
0.26%, 11/23/2012(e)	2,000	2,001				$2,937
0.36%, 12/03/2012	4,000	4,003
1.13%, 07/30/2012	5,000	5,008		Biotechnology - 0.22%
1.25%, 06/22/2012	3,000	3,002		Fenwal Inc, Delay-Draw Term Loan DD
Federal Home Loan Banks				2.72%, 02/28/2014(e)	363	353
0.18%, 11/01/2012(e)	5,000	5,001		Fenwal Inc, Term Loan
0.20%, 04/30/2013	3,000	2,999		2.72%, 02/28/2014(e)	2,119	2,060
0.22%, 05/03/2013	5,000	5,000				$2,413
0.23%, 04/18/2013	5,000	5,000		Chemicals - 0.18%
0.24%, 04/12/2013	6,000	6,001		Ineos US Finance LLC, Term Loan
0.25%, 11/25/2013(e)	4,000	3,998
				0.00%, 04/27/2018(e),(f)	550	539
0.29%, 11/08/2013	5,000	5,000
0.30%, 05/23/2013	3,000	3,000
0.38%, 12/20/2012(e)	4,000	4,004		Tronox Pigments BV, Delay-Draw Term Loan DD
				0.02%, 02/03/2018(e),(g)	214	(4)
Freddie Mac
0.19%, 05/06/2013(e)	5,000	4,998		Tronox Pigments BV, Term Loan B
				4.25%, 02/03/2018(e)	786	772
0.20%, 03/21/2013(e)	3,500	3,502
				Univar Inc, Term Loan B
1.00%, 08/28/2012	8,000	8,016		5.00%, 06/30/2017(e)	748	727
1.13%, 07/27/2012	5,000	5,007				$2,034
		$79,541
TOTAL BONDS		$105,437		Coal - 0.07%
COMMODITY INDEXED STRUCTURED	Principal			Arch Coal Inc, Term Loan
NOTES - 4.50%	Amount (000's)	Value (000	's)	5.75%, 05/14/2018(e)	750	728

Banks- 3.62%
BNP Paribas Capital Trust V; Dow Jones -				Commercial Services - 0.44%
UBS Commodity Index Linked Notes				Avis Budget Car Rental LLC, Term Loan C
0.47%, 03/27/2013(e)	5,400	3,213		4.25%, 03/13/2019(e)	1,500	1,488

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Commercial Services (continued)			Healthcare - Services (continued)
Harland Clarke Holdings Corp, Term Loan B-			Multiplan Inc, Term Loan B-NEW
NONEXT			4.75%, 08/26/2017(e)	$768	$750
2.77%, 06/30/2014(e)	$990	$900	Skilled Healthcare Group Inc, Term Loan B
Interactive Data Corp, Term Loan			6.75%, 04/09/2016(e)	1,000	978
4.50%, 02/11/2018(e)	483	474	United Surgical Partners International Inc,
Pharmaceutical Product Development Inc,			Term Loan B
Term Loan			6.00%, 03/19/2019(e)	1,250	1,238
6.25%, 10/10/2018(e)	998	998	Universal Health Services Inc, Term Loan B
Weight Watchers International Inc, Term Loan			3.75%, 11/15/2016(e)	1,487	1,477
F			Vanguard Health Holding Co II LLC, Term
3.75%, 03/12/2019(e)	1,000	981	Loan B
		$4,841	5.00%, 01/29/2016(e)	1,247	1,241

Consumer Products - 0.20%					$10,261
Reynolds Group Holdings Inc, Term Loan B			Internet - 0.41%
6.50%, 02/09/2018(e)	499	499	Atlantic Broadband Finance LLC, Term Loan
Reynolds Group Holdings Inc, Term Loan C			5.25%, 04/03/2019(e)	1,340	1,334
6.50%, 08/09/2018(e)	499	500	Go Daddy Operating Company, Term Loan
Spectrum Brands Inc, Term Loan			B1
5.00%, 06/17/2016(e)	1,247	1,245	5.50%, 12/17/2018(e)	997	978
		$2,244	Open Solutions Inc, Term Loan B
			2.60%, 01/23/2014(e)	997	938
Distribution & Wholesale - 0.11%			Web.com Group Inc, Term Loan
HD Supply Inc, Term Loan B			7.00%, 10/27/2017(e)	1,335	1,320
7.25%, 10/05/2017(e)	1,250	1,255
					$4,570

			Investment Companies - 0.14%
Diversified Financial Services - 0.29%			RPI Finance Trust, Term Loan
LPL Holdings Inc, Term Loan B			0.00%, 11/09/2018(e),(f)	1,531	1,518
4.00%, 03/22/2019(e)	1,800	1,764
Ocwen Financial Corp, Term Loan B
7.00%, 09/01/2016(e)	1,460	1,457	Iron & Steel - 0.05%
		$3,221	Tube City IMS Corp, Term Loan B
			5.75%, 03/19/2019(e)	600	599
Entertainment - 0.63%
CCM Merger Inc, Term Loan B
6.00%, 02/01/2017(e)	1,232	1,222	Leisure Time - 0.08%
EMI Music Publishing, Term Loan			Sabre Inc, Term Loan B-EXT
0.00%, 03/01/2018(e),(f)	2,550	2,534	5.99%, 09/29/2017(e)	623	586
Pinnacle Entertainment Inc, Term Loan A			Sabre Inc, Term Loan New-Ext
4.00%, 03/08/2019(e)	2,250	2,230	5.99%, 12/29/2017(e)	374	351
Rovi Solutions Corp, Term Loan B2					$937
4.00%, 03/28/2019(e)	1,000	992
			Lodging - 0.17%
		$6,978	Ameristar Casinos Inc, Term Loan B
Food - 0.14%			4.00%, 04/16/2018(e)	741	736
US Foods Inc, Term Loan B			Caesars Entertainment Operating Co Inc, Term
2.74%, 07/03/2014(e)	1,596	1,541	Loan B6
			5.49%, 01/28/2018(e)	1,350	1,188

Healthcare - Products - 0.39%					$1,924
Bausch & Lomb Inc, Term Loan B			Media - 0.63%
5.25%, 05/10/2019(e)	1,500	1,473	Cengage Learning Acquisitions Inc, Term
Carestream Health Inc, Term Loan B			Loan
5.00%, 02/25/2017(e)	1,934	1,862	5.74%, 07/31/2017(e)	1,047	885
Kinetic Concepts Inc, Term Loan B2			Cequel Communications LLC, Term Loan B
6.50%, 11/04/2016(e)	998	998	4.00%, 02/10/2019(e)	1,000	974
		$4,333	Charter Communications Operating LLC,
			Term Loan D
Healthcare - Services - 0.93%			4.00%, 04/04/2019(e)	1,250	1,232
CHS/Community Health Systems Inc, Term			Clear Channel Communications Inc, Term
Loan B-NONEXT			Loan B
2.57%, 07/25/2014(e)	1,500	1,470	3.89%, 01/29/2016(e)	1,969	1,531
Drumm Investors LLC, Term Loan
5.00%, 05/04/2018(e)	1,496	1,389	Kabel Deutschland Vertrieb und Service
			GmbH, Term Loan F
Health Management Associates Inc, Term			4.25%, 01/30/2019(e)	1,000	983
Loan B			Wolverine Healthcare Analytics, Term Loan
4.50%, 11/22/2018(e)	998	982	0.00%, 05/25/2018(e),(f)	1,350	1,328
IASIS Healthcare LLC / IASIS Capital Corp,					$6,933
Term Loan
5.00%, 05/03/2018(e)	748	736

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Miscellaneous Manufacturing - 0.20%			Retail (continued)
Freedom Group Inc, Term Loan B			Wendy's Restaurants, Term Loan B
5.50%, 04/13/2019(e)	$1,000	$996	2.86%, 04/03/2019(e)	$501	$494
Rexnord LLC, Term Loan B			Wendy's Restaurants, Term Loan B-New
5.00%, 04/30/2018(e)	1,197	1,190	2.86%, 04/20/2019(e),(g)	399	(5)
		$2,186			$8,437

Oil & Gas - 0.20%			Semiconductors - 0.04%
EP Energy LLC, Term Loan			NXP BV, Term Loan A2
0.00%, 04/10/2018(e),(f)	750	750	5.50%, 03/04/2017(e)	499	491
Sonneborn Inc, Term Loan B
6.50%, 03/26/2018(e)	1,190	1,196
			Software - 1.02%
			Attachmate Corp, Term Loan
Sonneborn Refined Products BV, Term Loan B			7.25%, 11/24/2017(e)	1,000	979
6.50%, 03/26/2018(e)	210	211
			Blackboard Inc, Term Loan B
		$2,157	7.50%, 10/04/2018(e)	1,022	975
Oil & Gas Services - 0.19%			Emdeon Business Services LLC, Term Loan
CCS Inc, Delay-Draw Term Loan DD			B1
3.24%, 11/11/2014(e)	1,097	1,052	5.00%, 11/02/2018(e)	998	996
CCS Inc, Term Loan A			Epicor Software Corp, Term Loan B
6.50%, 11/14/2014(e)	998	993	5.00%, 05/16/2018(e)	997	973
		$2,045	EVERTEC LLC, Term Loan B
			5.25%, 09/30/2016(e)	800	799
Pharmaceuticals - 0.42%			First Data Corp, Term Loan EXT-NEW
Grifols Inc, Term Loan B			5.24%, 03/24/2017(e)	927	875
4.50%, 06/01/2017(e)	997	983	Genesys Telecommunications Laboratories
Quintiles Corp, Term Loan B			Inc, Term Loan B
5.00%, 06/08/2018(e)	1,247	1,228	6.75%, 01/25/2019(e)	500	499
Valeant Pharmaceuticals International Inc,			Lawson Software Inc, Term Loan B
Term Loan B			6.25%, 03/30/2018(e)	1,750	1,747
3.75%, 02/08/2019(e)	1,500	1,466	Misys PLC, Term Loan
Warner Chilcott Co LLC, Term Loan B2			0.00%, 12/02/2018(e),(f)	1,000	974
4.25%, 03/15/2018(e)	228	226	Sophia LP, Term Loan B
Warner Chilcott Corp, Term Loan B1			6.25%, 06/05/2018(e)	1,000	1,002
4.25%, 03/15/2018(e)	456	452	SS&C Technologies Inc, Term Loan B1
WC Luxco Sarl, Term Loan B3			0.00%, 05/23/2019(e),(f)	1,500	1,494
4.25%, 03/15/2018(e)	313	311
					$11,313
		$4,666
			Telecommunications - 0.56%
Pipelines - 0.19%			Avaya Inc, Term Loan B1-OLD
Energy Transfer Equity LP, Term Loan B			3.22%, 10/24/2014(e)	997	939
3.75%, 03/21/2017(e)	2,150	2,087	Intelsat Jackson Holdings SA, Term Loan B-
			NEW
Real Estate - 0.13%			5.25%, 04/06/2018(e)	1,496	1,483
Capital Automotive LP, Term Loan B			IPC Systems Inc, Term Loan B
5.25%, 03/17/2017(e)	1,485	1,457	5.52%, 06/01/2015(e)	1,000	830
			Telesat Canada, Term Loan B
			4.25%, 03/26/2019(e)	1,613	1,591
REITS - 0.08%			UPC Financing Partnership, Term Loan AB
iStar Financial Inc, Term Loan A1			4.75%, 12/31/2017(e)	1,425	1,403
5.00%, 06/28/2013(e)	912	908
					$6,246
			TOTAL SENIOR FLOATING RATE INTERESTS		$101,985
Retail - 0.76%			U.S. GOVERNMENT & GOVERNMENT	Principal
Academy Ltd, Term Loan			AGENCY OBLIGATIONS - 33.59%	Amount (000's)	Value (000's)
6.00%, 08/03/2018(e)	1,796	1,795	Federal Home Loan Mortgage Corporation (FHLMC) - 0.45%
Bass Pro Group LLC, Term Loan B
5.25%, 06/13/2017(e)	1,000	997	0.10%, 06/12/2012(h),(i)	$5,000	$5,000
Claire's Stores Inc, Term Loan B
3.06%, 05/27/2014(e)	288	268
			Federal National Mortgage Association (FNMA) - 0.72%
Dunkin' Brands Inc, Term Loan B			0.11%, 06/18/2012(h),(i)	8,000	8,000
4.00%, 11/23/2017(e)	995	983
Jo-Ann Stores Inc, Term Loan B
4.75%, 03/19/2018(e)	977	966	U.S. Treasury - 1.77%
Landry's Inc, Term Loan B			0.38%, 08/31/2012	5,000	5,003
6.50%, 04/19/2018(e)	1,500	1,489	0.63%, 06/30/2012	5,000	5,002
Toys R US - Delaware Inc, Term Loan B3			0.63%, 04/30/2013	3,500	3,513
5.25%, 05/25/2018(e)	500	474	1.50%, 07/15/2012	5,000	5,009
Toys R US - Delaware Inc, Term Loan B-			3.13%, 02/15/2042	961	1,051
NEW					$19,578
6.00%, 08/17/2016(e)	1,000	976

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
May 31, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT		Principal			REPURCHASE AGREEMENTS		Maturity
AGENCY OBLIGATIONS (continued)		Amount (000's)	Value (000	's)	(continued)		Amount (000's)	Value (000's)

U.S. Treasury Bill - 0.63%					Banks (continued)
0.14%, 10/11/2012(i)		$7,000	$6,997		Investment in Joint Trading Account; Merrill $		3,124	$3,124
					Lynch Repurchase Agreement; 0.18%
					dated 05/31/12 maturing 06/01/12
U.S. Treasury Inflation-Indexed Obligations - 30.02%					(collateralized by US Government
0.13%, 04/15/2016		44,489	46,598		Securities; $3,186,060; 0.00% - 2.50%;
0.13%, 04/15/2017		5,797	6,142		dated 01/30/13 - 10/15/29)
0.13%, 01/15/2022		15,578	16,590
0.50%, 04/15/2015		20,365	21,253					$15,694
0.63%, 04/15/2013		586	591		TOTAL REPURCHASE AGREEMENTS			$15,694
0.63%, 07/15/2021		13,441	15,079		Total Investments			$1,062,187
0.75%, 02/15/2042		10,566	11,267		Other Assets in Excess of Liabilities, Net - 4.12%			$45,623
1.13%, 01/15/2021		1,777	2,064		TOTAL NET ASSETS - 100.00%			$1,107,810
1.25%, 04/15/2014		8,720	9,064
1.38%, 01/15/2020		7,571	8,890
1.63%, 01/15/2015		3,118	3,337		(a)	Non-Income Producing Security
1.75%, 01/15/2028		10,490	13,316		(b)		Security exempt from registration under Rule 144A of the Securities Act of
1.88%, 07/15/2013		11,291	11,655		1933. These securities may be resold in transactions exempt from
1.88%, 07/15/2015		6,882	7,542		registration, normally to qualified institutional buyers. Unless otherwise
1.88%, 07/15/2019		4,738	5,732		indicated, these securities are not considered illiquid. At the end of the
2.00%, 01/15/2014		10,106	10,575		period, the value of these securities totaled $1,364 or 0.12% of net assets.
2.00%, 07/15/2014		6,109	6,522		(c) Security is Illiquid
2.00%, 01/15/2016		2,075	2,314		(d)		Market value is determined in accordance with procedures established in
2.00%, 01/15/2026		2,941	3,801		good faith by the Board of Directors. At the end of the period, the value of
2.13%, 01/15/2019		3,776	4,574		these securities totaled $4,361 or 0.39% of net assets.
2.13%, 02/15/2040		9,299	13,413		(e)	Variable Rate. Rate shown is in effect at May 31, 2012.
2.13%, 02/15/2041		8,058	11,690		(f)		This Senior Floating Rate Note will settle after May 31, 2012, at which
2.38%, 01/15/2017		3,248	3,780		time the interest rate will be determined.
2.38%, 01/15/2025		18,557	24,739		(g)		All or a portion of the loan is unfunded. See Notes to Financial Statements
2.38%, 01/15/2027		5,579	7,585		for additional information.
2.50%, 07/15/2016		10,102	11,669		(h)		This entity was put into conservatorship by the US Government in 2008.
2.50%, 01/15/2029		5,737	8,069		See Notes to Financial Statements for additional information.
2.63%, 07/15/2017		487	583		(i)		Rate shown is the discount rate of the original purchase.
3.00%, 07/15/2012		8,481	8,527
3.38%, 04/15/2032		818	1,337
3.63%, 04/15/2028		10,587	16,549		Unrealized Appreciation (Depreciation)
3.88%, 04/15/2029		10,856	17,756		The net federal income tax unrealized appreciation (depreciation) and federal tax
			$332,603		cost of investments held as of the period end were as follows:
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$372,178		Unrealized Appreciation			$37,036
		Maturity			Unrealized Depreciation			(60,231)
REPURCHASE AGREEMENTS - 1.42%		Amount (000's)	Value (000	's)	Net Unrealized Appreciation (Depreciation)			$(23,195)
					Cost for federal income tax purposes			$1,085,382
Banks - 1.42%
Investment in Joint Trading Account; Credit		$2,334	$2,333		All dollar amounts are shown in thousands (000's)
Suisse Repurchase Agreement; 0.18%
dated 05/31/12 maturing 06/01/12					Portfolio Summary (unaudited)
(collateralized by US Government					Sector			Percent
Securities; $2,380,504; 4.63% - 8.00%;					Government			42.82%
dated 11/15/21 - 02/15/40)					Energy			18.45%
Investment in Joint Trading Account; Deutsche		5,732	5,733		Financial			16.47%
Bank Repurchase Agreement; 0.21% dated					Utilities			4.09%
05/31/12 maturing 06/01/12 (collateralized					Consumer, Non-cyclical			3.48%
by US Government Securities; $5,846,854;					Communications			2.51%
0.00% - 4.50%; dated 08/22/12 - 03/12/32)					Basic Materials			2.44%
Investment in Joint Trading Account; JP		4,504	4,504		Consumer, Cyclical			2.16%
Morgan Repurchase Agreement; 0.18%					Mortgage Securities			1.17%
dated 05/31/12 maturing 06/01/12					Technology			1.06%
(collateralized by US Government					Industrial			1.04%
Securities; $4,593,957; 0.00% - 9.38%;					Diversified			0.19%
dated 02/08/13 - 04/15/30)					Other Assets in Excess of Liabilities, Net			4.12%
					TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty		Delivery Date		Contracts to Accept	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial		06/15/2012		1,120,382	$1,093	$1,090	$(3)
British Pound	State Street Financial		06/15/2012		525,413	842	810	(32)
Canadian Dollar	State Street Financial		06/15/2012		1,253,454	1,231	1,213	(18)
See accompanying notes.					34

			Schedule of Investments
Diversified Real Asset Fund
May 31, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Accept	In Exchange For	Value	Appreciation/(Depreciation)
Euro	State Street Financial		06/15/2012	1,469,374	$1,892	$1,817	$(75)
Hong Kong Dollar	State Street Financial		06/15/2012	20,044,171	2,582	2,583	1
Israeli Shekel	State Street Financial		06/15/2012	443,634	117	114	(3)
Japanese Yen	State Street Financial		06/15/2012	82,702,457	1,036	1,056	20
New Zealand Dollar	State Street Financial		06/15/2012	139,143	110	105	(5)
Norwegian Krone	State Street Financial		06/15/2012	547,982	94	90	(4)
Singapore Dollar	State Street Financial		06/15/2012	1,877,795	1,499	1,457	(42)
Swedish Krona	State Street Financial		06/15/2012	715,802	103	98	(5)
Swiss Franc	State Street Financial		06/15/2012	1,429,039	1,541	1,472	(69)
Thailand Baht	State Street Financial		06/15/2012	12,502,612	396	393	(3)
Total							$(238)

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial		06/15/2012	2,157,066	$2,170	$2,099	$71
Brazilian Real	State Street Financial		06/15/2012	1,877,040	952	929	23
British Pound	State Street Financial		06/15/2012	763,533	1,228	1,177	51
Canadian Dollar	State Street Financial		06/15/2012	159,517	160	155	5
Euro	State Street Financial		06/15/2012	232,432	294	287	7
Hong Kong Dollar	State Street Financial		06/15/2012	7,653,331	986	986	—
Japanese Yen	State Street Financial		06/15/2012	75,739,172	954	967	(13)
Singapore Dollar	State Street Financial		06/15/2012	2,255,609	1,785	1,751	34
South African Rand	State Street Financial		06/15/2012	9,664,312	1,197	1,137	60
Swedish Krona	State Street Financial		06/15/2012	1,837,778	265	253	12
Thailand Baht	State Street Financial		06/15/2012	12,705,601	407	399	8
Total							$258

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type		Long/Short	Contracts	Notional Value	Market Value		Appreciation/(Depreciation)
US 10 Year Note; September 2012		Long	277	$37,011		$37,101	$90
US 5 Year Note; September 2012		Long	40	4,950		4,967	17
US Long Bond; September 2012		Short	59	8,684		8,833	(149)
US Ultra Bond; September 2012		Short	68	11,186		11,492	(306)
Total							$(348)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

			(Pay)/Receive			Notional	Unrealized
Counterparty (Issuer)	Floating Rate Index		Floating Rate	Fixed Rate	Expiration Date	Amount	Appreciation/(Depreciation)
Barclays Bank PLC	3 Month LIBOR		Receive	1.10%	05/18/2017	$10,000	$(48)
Total							$(48)

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

COMMON STOCKS - 48.50%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.33%				Automobile Manufacturers - 0.42%
AirMedia Group Inc ADR(a)	11,700	$27		Bayerische Motoren Werke AG	827		$63
Dentsu Inc	4,200	117		China Motor Corp	41,000		36
Focus Media Holding Ltd ADR	5,700	119		Daihatsu Motor Co Ltd	7,000		120
Interpublic Group of Cos Inc/The (b)	29,300	304		Dongfeng Motor Group Co Ltd	56,000		95
Omnicom Group Inc (b)	15,761	751		Fiat SpA (a)	31,911		151
Teleperformance SA	6,720	161		Ford Motor Co (b)	13,602		144
		$1,479		Fuji Heavy Industries Ltd	32,000		245
				Great Wall Motor Co Ltd	2,500		5
Aerospace & Defense - 1.46%
Alliant Techsystems Inc(b)	2,600	127		Hino Motors Ltd	17,000		113
				Isuzu Motors Ltd	30,000		160

BAE Systems PLC	24,398	103		Kia Motors Corp	873		59
BE Aerospace Inc (a)	4,951	215		Navistar International Corp (a),(b)	4,200		117
Boeing Co/The (b)	2,647	184
				PACCAR Inc	8,680		326
European Aeronautic Defence and Space Co	5,916	198		Suzuki Motor Corp	4,000		83
NV				Tata Motors Ltd ADR	4,500		94
General Dynamics Corp (b)	16,622	1,065
Goodrich Corp (b)	6,134	772		UMW Holdings Bhd	10,100		25
L-3 Communications Holdings Inc (b)	5,570	380		Volvo AB - B Shares	3,102		35
Lockheed Martin Corp (b)	9,118	755					$1,871
Northrop Grumman Corp (b)	12,674	745		Automobile Parts & Equipment - 0.51%
Raytheon Co (b)	9,968	501		Aisin Seiki Co Ltd	2,000		62
Rolls-Royce Holdings PLC (a),(c)	21,585	274		Allison Transmission Holdings Inc	11,460		212
Safran SA	7,300	251		BorgWarner Inc (a),(b)	1,406		101
Spirit Aerosystems Holdings Inc (a)	700	16		Bridgestone Corp	100		2
Thales SA	632	19		Calsonic Kansei Corp	8,000		46
TransDigm Group Inc (a)	2,840	349		Cie Generale des Etablissements Michelin	2,087		122
Triumph Group Inc	2,820	169		Continental AG	719		60
United Technologies Corp (b)	4,454	330		Dana Holding Corp	12,586		168
Zodiac Aerospace	1,340	131		Exedy Corp	2,200		45
		$6,584		Faurecia	1,220		20
				Goodyear Tire & Rubber Co/The (a)	14,395		150
Agriculture - 0.46%				JTEKT Corp	14,600		142
Altria Group Inc (b)	11,002	354
Archer-Daniels-Midland Co (b)	3,200	102		KYB Co Ltd	3,000		13
				Meritor Inc (a)	17,277		93
Asian Citrus Holdings Ltd	269,267	135		Modine Manufacturing Co (a)	26,630		173
Bunge Ltd (b)	500	30
				NHK Spring Co Ltd	11,400		120

Japan Tobacco Inc	42	234		Pirelli & C. SpA	9,398		94
Kernel Holding SA (a)	481	8		Stanley Electric Co Ltd	2,600		36
Kuala Lumpur Kepong Bhd	4,600	32
Lorillard Inc (b)	2,109	260		Sumitomo Electric Industries Ltd	100		1
Philip Morris International Inc (b)	7,724	653		Toyota Boshoku Corp	2,000		21
				TRW Automotive Holdings Corp (a)	900		35
Reynolds American Inc (b)	3,893	163
				Valeo SA	5,187		220
Swedish Match AB	2,918	111		WABCO Holdings Inc (a),(b)	3,300		171
		$2,082		Westport Innovations Inc (a)	4,460		109
Airlines - 0.44%				Yokohama Rubber Co Ltd/The	9,000		61
Alaska Air Group Inc (a)	1,000	34					$2,277
All Nippon Airways Co Ltd	11,000	30		Banks - 2.22%
Copa Holdings SA	2,180	182		ABSA Group Ltd	2,534		45
Delta Air Lines Inc (a),(b)	53,963	653
				Agricultural Bank of China Ltd	27,000		11
Eva Airways Corp	42,000	25		Alliance Financial Group Bhd	20,100		26
Skymark Airlines Inc	3,400	20		AMMB Holdings Bhd	9,400		18
Southwest Airlines Co (b)	22,616	204
Turk Hava Yollari Anonium Ortakligi (a)	15,543	21		Aozora Bank Ltd	42,000		89
				Associated Banc-Corp (b)	3,500		44
United Continental Holdings Inc (a)	13,838	348		Asya Katilim Bankasi AS (a)	9,702		8
US Airways Group Inc (a)	33,490	443
				Banco Bradesco SA ADR	1,000		15
		$1,960		Banco do Brasil SA	3,700		36
Apparel - 0.44%				Banco Santander Brasil SA/Brazil ADR	10,700		85
Adidas AG	1,615	120		Bangkok Bank PCL	7,100		40
Coach Inc (b)	3,766	254		Bank of America Corp	84,510		621
Crocs Inc (a)	7,500	127		Bank of China Ltd	141,000		54
Deckers Outdoor Corp (a)	5,170	288		Bank Rakyat Indonesia Persero Tbk PT	43,500		26
Hanesbrands Inc (a)	26,380	735		Barclays PLC	24,420		67
Hermes International	300	97		Capital One Financial Corp (b)	5,181		266
Jones Group Inc/The	5,155	50		CapitalSource Inc (b)	14,500		92
Nike Inc (b)	1,196	130		Chiba Bank Ltd/The	4,000		23
Ralph Lauren Corp (b)	777	115		China Construction Bank Corp	124,000		86
Warnaco Group Inc/The (a),(b)	700	31		China Minsheng Banking Corp Ltd	13,500		13
Wolverine World Wide Inc	900	38		Citigroup Inc	1,400		37
		$1,985		City National Corp/CA (b)	300		15
				Commerce Bancshares Inc/MO (b)	420		16

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)				Biotechnology (continued)
Credicorp Ltd	100	$12		Amylin Pharmaceuticals Inc (a)	8,400		$223
Cullen/Frost Bankers Inc	5,020	286		Ardea Biosciences Inc (a)	12,609		403
Deutsche Bank AG	7,895	286		Biogen Idec Inc (a),(b)	6,663		872
East West Bancorp Inc (b)	8,500	190		Celgene Corp (a),(b)	3,788		258
EFG International AG (a)	13,180	93		Charles River Laboratories International Inc (a),(b)	1,800		60
Fifth Third Bancorp (b)	65,318	872
First Republic Bank/CA (a)	4,310	135		Cubist Pharmaceuticals Inc (a),(b)	1,774		71
Fukuoka Financial Group Inc	14,000	52		Gilead Sciences Inc (a)	3,825		191
Fulton Financial Corp (b)	6,200	63		Human Genome Sciences Inc (a)	3,600		49
Governor & Co of the Bank of Ireland/The (a)	257,791	28		Life Technologies Corp (a),(b)	3,790		155
Hanmi Financial Corp (a),(b)	25,319	238		Momenta Pharmaceuticals Inc (a),(b)	9,288		128
HDFC Bank Ltd ADR	400	11		Regeneron Pharmaceuticals Inc (a),(b)	2,932		398
Huntington Bancshares Inc/OH (b)	34,000	222		Seattle Genetics Inc (a)	5,210		101
Industrial & Commercial Bank of China	61,000	37		United Therapeutics Corp (a),(b)	5,054		224
Itau Unibanco Holding SA ADR	2,600	38		Vertex Pharmaceuticals Inc (a)	1,800		108
JP Morgan Chase & Co (b)	32,290	1,071					$3,710
Kasikornbank PCL - NVDR	4,200	20
KeyCorp (b)	27,400	205		Building Materials - 0.31%
Korea Exchange Bank (a)	2,150	15		Armstrong World Industries Inc	700		33
Krung Thai Bank PCL	64,200	30		CRH PLC	4,798		82
M&T Bank Corp (b)	7,470	608		HeidelbergCement AG	1,642		72
				Interline Brands Inc (a)	2,702		68
Malayan Banking Bhd	7,100	20
Mitsubishi UFJ Financial Group Inc	13,500	58		Kingspan Group PLC	4,342		37
Mizuho Financial Group Inc	27,400	40		Lennox International Inc	9,500		407
				Louisiana-Pacific Corp (a)	12,596		119
Nedbank Group Ltd	953	19		Masco Corp (b)	18,799		238
Nordea Bank AB	788	6
Northern Trust Corp (b)	300	13		Nippon Sheet Glass Co Ltd	121,000		119
PNC Financial Services Group Inc (b)	12,403	762		Norbord Inc (a)	19,033		220
Popular Inc (a),(b)	5,300	81		Sika AG	4		7
PrivateBancorp Inc	15,750	232		Taiwan Cement Corp	12,000		13
Resona Holdings Inc	31,600	119					$1,415
Royal Bank of Scotland Group PLC (a)	258,457	80		Chemicals - 1.45%
Sapporo Hokuyo Holdings Inc	7	—		Airgas Inc (b)	1,143		99
Shinsei Bank Ltd	99,000	104		Albemarle Corp (b)	2,671		162
Skandinaviska Enskilda Banken AB	9,479	53		Arkema SA	4,792		316
SNS REAAL NV (a)	30,043	42		Asahi Kasei Corp	19,000		103
Standard Bank Group Ltd/South Africa	317	4		Bayer AG	2,277		145
State Bank of India Ltd	283	21		Brenntag AG	195		22
State Street Corp	600	25		Cabot Corp (b)	2,600		98
SunTrust Banks Inc	1,900	44		Celanese Corp	13,239		527
Swedbank AB	8,969	128		CF Industries Holdings Inc	300		51
Synovus Financial Corp (b)	94,755	181		China BlueChemical Ltd	18,000		12
Taiwan Business Bank (a)	17,000	5		China Petrochemical Development Corp	46,000		39
UBS AG	13,600	154		Cytec Industries Inc (b)	1,400		85
United Community Banks Inc/GA (a),(b)	19,033	157		DIC Corp	14,000		26
US Bancorp (b)	4,398	136		Dongyue Group	30,000		19
Webster Financial Corp	600	12		Dow Chemical Co/The	14,442		448
Wells Fargo & Co (b)	39,210	1,257		Eastman Chemical Co (b)	1,100		51
		$9,998		EI du Pont de Nemours & Co (b)	4,645		224
				FMC Corp (b)	2,368		121
Beverages - 0.84%
Anheuser-Busch InBev NV	389	26		Georgia Gulf Corp	796		24
Asahi Group Holdings Ltd	300	6		Honam Petrochemical Corp	16		3
C&C Group PLC	16,377	70		Huabao International Holdings Ltd	267,000		112
Cia de Bebidas das Americas ADR	2,100	80		KCC Corp	37		9
Coca-Cola Co/The (b)	4,641	347		Koninklijke DSM NV	3,097		148
Coca-Cola Enterprises Inc (b)	7,983	218		KP Chemical Corp	1,940		24
Constellation Brands Inc (a),(b)	9,142	176		Kuraray Co Ltd	4,100		52
Davide Campari-Milano SpA	3,751	24		Lanxess AG	497		33
Dr Pepper Snapple Group Inc (b)	15,514	640		Lintec Corp	1,800		32
Fomento Economico Mexicano SAB de CV	200	16		LyondellBasell Industries NV	15,865		626
ADR				Methanex Corp	6,094		170
Grupo Modelo SAB de CV	8,300	58		Mitsui Chemicals Inc	22,000		56
				Monsanto Co (b)	2,461		190
Molson Coors Brewing Co	8,200	315
Monster Beverage Corp (a),(b)	8,246	599		Nippon Kayaku Co Ltd	9,000		79
PepsiCo Inc (b)	17,704	1,202		Nippon Shokubai Co Ltd	11,000		123
Sapporo Holdings Ltd	1,000	3		Olin Corp	2,500		48
		$3,780		Petronas Chemicals Group Bhd	11,100		23
				PPG Industries Inc (b)	1,612		167
Biotechnology - 0.82%				Rockwood Holdings Inc	2,100		102
Amgen Inc (b)	6,749	469		Sherwin-Williams Co/The (b)	2,810		364

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Chemicals (continued)				Computers (continued)
Showa Denko KK	19,958	$40		Acer Inc	17,000		$17
Sinofert Holdings Ltd	132,000	23		Apple Inc (a),(b),(d)	5,494		3,174
Solutia Inc	22,962	631		Asustek Computer Inc	5,000		50
Solvay SA	770	81		AtoS	4,105		225
Sumitomo Bakelite Co Ltd	19,000	95		Brocade Communications Systems Inc (a),(b)	43,300		201
Syngenta AG	720	232		CACI International Inc (a),(b)	1,587		68
Tokuyama Corp	13,000	30		Cadence Design Systems Inc (a)	74,710		762
Tosoh Corp	9,000	23		Cap Gemini SA	2,000		68
Valspar Corp (b)	4,500	217		Chimei Innolux Corp (a)	41,000		17
WR Grace & Co (a)	3,100	163		Cognizant Technology Solutions Corp (a),(b)	6,605		384
Yara International ASA	2,043	77		Compal Electronics Inc	16,000		17
		$6,545		Computer Sciences Corp (b)	2,000		53
				Dell Inc (a)	4,500		56
Coal - 0.15%				DST Systems Inc (b)	2,300		118
Alpha Natural Resources Inc (a)	7,800	82		EMC Corp/MA (a),(b)	23,964		571
China Coal Energy Co Ltd	12,000	11		Fortinet Inc (a)	7,700		164
Consol Energy Inc	4,600	129		Fujitsu Ltd	3,000		13
Patriot Coal Corp (a)	11,800	28
				Gemalto NV	212		14
Peabody Energy Corp	800	19		IHS Inc (a),(b)	6,500		644
Shougang Fushan Resources Group Ltd	78,000	26		Indra Sistemas SA	1,795		16
SunCoke Energy Inc (a)	14,200	199
Walter Energy Inc (b)	3,300	160		Infosys Ltd ADR	1,600		67
				International Business Machines Corp (b)	2,049		395
		$654		Itochu Techno-Solutions Corp	200		9
Commercial Services - 1.50%				Jack Henry & Associates Inc (b)	2,474		82
Advisory Board Co/The (a)	1,420	138		Lenovo Group Ltd	44,000		37
Anhanguera Educacional Participacoes SA	7,100	85		Lite-On Technology Corp	15,000		19
Apollo Group Inc (a),(b)	800	25		MICROS Systems Inc (a),(b)	1,100		58
Automatic Data Processing Inc (b)	5,750	300		NCR Corp (a),(b)	11,300		242
Benesse Holdings Inc	1,200	54		NET One Systems Co Ltd	13,000		179
Career Education Corp (a)	11,300	74		Quanta Computer Inc	2,000		5
Chemed Corp	200	11		Riverbed Technology Inc (a)	6,890		114
Cielo SA	480	13		SanDisk Corp (a)	7,585		248
Convergys Corp (b)	3,500	49		Seagate Technology PLC	6,300		148
Corrections Corp of America	2,000	52		Synopsys Inc (a),(b)	10,492		310
DeVry Inc (b)	4,600	126		Teradata Corp (a),(b)	1,400		93
Dollar Thrifty Automotive Group Inc (a),(b)	2,627	214		Western Digital Corp (a),(b)	7,500		235
Equifax Inc (b)	4,489	203					$8,993
Gartner Inc (a),(b)	9,619	391
Global Payments Inc (b)	2,200	93		Consumer Products - 0.29%
				ACCO Brands Corp (a)	18,690		170
H&R Block Inc (b)	10,357	158		Church & Dwight Co Inc (b)	2,140		114
Hertz Global Holdings Inc (a)	21,850	297		Clorox Co/The (b)	1,958		135
Iron Mountain Inc (b)	10,013	284
ITT Educational Services Inc (a),(b)	4,110	234		Kimberly-Clark de Mexico SAB de CV	17,700		31
				Prestige Brands Holdings Inc (a)	1,235		17
Manpower Inc (b)	2,800	101		Samsonite International SA (a)	97,490		178
Mastercard Inc (b)	687	279
				Societe BIC SA	1,329		130
Monro Muffler Brake Inc	470	16		Tumi Holdings Inc (a)	5,570		96
Moody's Corp (b)	5,852	214		Tupperware Brands Corp (b)	7,375		399
New Oriental Education & Technology Group	1,000	26		Unilever Indonesia Tbk PT	8,000		17
ADR(a)
Paychex Inc (b)	6,368	191					$1,287
PHH Corp (a)	12,756	211		Cosmetics & Personal Care - 0.17%
QinetiQ Group PLC	40,506	96		Avon Products Inc	6,202		103
Quanta Services Inc (a)	100	2		Beiersdorf AG	59		4
Rent-A-Center Inc/TX	2,536	85		Colgate-Palmolive Co (b)	2,109		207
Secom Co Ltd	1,600	71		Kao Corp	3,000		77
SEI Investments Co	22,930	411		Pola Orbis Holdings Inc	1,600		43
Service Corp International/US (b)	8,900	102		Procter & Gamble Co/The (b)	5,019		313
SGS SA	27	49					$747
Sotheby's (b)	3,500	107
Toppan Printing Co Ltd	1,000	6		Distribution & Wholesale - 0.34%
Total System Services Inc (b)	7,565	176		Arrow Electronics Inc (a),(b)	12,765		433
Towers Watson & Co (b)	3,000	181		Fastenal Co (b)	5,493		243
Verisk Analytics Inc (a)	5,955	285		Genuine Parts Co (b)	1,100		69
Viad Corp (b)	3,766	67		Hanwha Corp	160		4
Visa Inc (b)	1,284	148		Hitachi High-Technologies Corp	6,200		138
Western Union Co/The (b),(d)	68,570	1,125		Ingram Micro Inc (a),(b)	13,400		239
Zhejiang Expressway Co Ltd	6,000	4		ITOCHU Corp	2,800		30
				LKQ Corp (a)	1,000		36
		$6,754		Marubeni Corp	4,000		25
Computers - 2.00%				Mitsui & Co Ltd	2,400		34
Accenture PLC - Class A (b)	2,100	120		Owens & Minor Inc	100		3

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Distribution & Wholesale (continued)				Electric (continued)
SK Networks Co Ltd	1,650	$12		Public Service Enterprise Group Inc (b)	4,894		$153
Sojitz Corp	32,000	50		Southern Co/The (b)	3,288		151
Toyota Tsusho Corp	4,600	85		Tauron Polska Energia SA	11,565		14
WW Grainger Inc (b)	716	139		TECO Energy Inc (b)	11,252		196
		$1,540		Tenaga Nasional BHD	7,600		16
				Xcel Energy Inc (b)	2,600		73
Diversified Financial Services - 1.50%							$4,363
Acom Co Ltd (a)	4,560	88
Affiliated Managers Group Inc (a),(b)	661	68		Electrical Components & Equipment - 0.35%
American Express Co (b)	7,792	435		Belden Inc	1,260		39
Ameriprise Financial Inc (b)	4,300	206		Brother Industries Ltd	7,500		82
BlackRock Inc (b)	4,418	754		Casio Computer Co Ltd	12,700		74
BS Financial Group Inc	2,010	20		Emerson Electric Co (b)	3,604		169
Calamos Asset Management Inc (b)	24,241	264		Fujikura Ltd	3,000		8
CME Group Inc (b)	1,958	504		General Cable Corp (a),(b)	1,300		37
Credit Saison Co Ltd	100	2		GrafTech International Ltd (a)	3,500		37
DGB Financial Group Inc	1,110	14		Hitachi Ltd	9,000		51
Discover Financial Services (b)	12,130	401		Hubbell Inc (b)	2,392		189
E*Trade Financial Corp (a),(b)	40,760	346		Leoni AG	1,624		67
Franklin Resources Inc (b)	2,499	267		Mitsubishi Electric Corp	26,000		204
Fubon Financial Holding Co Ltd	25,000	25		Molex Inc (b)	12,916		298
Hana Financial Group Inc	2,820	89		Nexans SA	3,045		119
Hyundai Securities Co Ltd	4,300	30		Prysmian SpA	5,292		75
Interactive Brokers Group Inc - A Shares (b)	21,535	307		Universal Display Corp (a)	4,200		118
IntercontinentalExchange Inc (a),(b)	1,719	210		Vestas Wind Systems A/S (a)	1		—
Invesco Ltd (b)	26,169	569					$1,567
Investec Ltd	768	4
Knight Capital Group Inc (a),(b)	5,900	74		Electronics - 0.81%
				Agilent Technologies Inc (b)	13,800		562
Korea Investment Holdings Co Ltd	120	4
Legg Mason Inc (b)	9,189	234		Alps Electric Co Ltd	16,100		119
LPL Investment Holdings Inc	2,030	66		Anritsu Corp	6,000		64
				Avnet Inc (a),(b)	5,410		165
Mitsubishi UFJ Lease & Finance Co Ltd	3,280	123
NASDAQ OMX Group Inc/The (b)	14,347	314		Azbil Corp	4,500		90
NYSE Euronext (b)	15,505	377		Dainippon Screen Manufacturing Co Ltd	14,000		101
				Flextronics International Ltd (a)	20,700		133
Samsung Card Co Ltd	990	28

Shinhan Financial Group Co Ltd	290	9		Garmin Ltd	2,400		103
SLM Corp (b)	24,109	337		Gentex Corp/MI(b)	6,896		154
T Rowe Price Group Inc (b)	6,120	353		Honeywell International Inc (b)	2,560		142
				Itron Inc (a),(b)	2,000		72
TMX Group Inc	4,100	183		Jabil Circuit Inc (b)	24,324		466
Woori Finance Holdings Co Ltd	2,410	22		LG Display Co Ltd ADR(a)	3,300		29
		$6,727		Nan Ya Printed Circuit Board Corp (a)	7,000		11
Electric - 0.97%				PerkinElmer Inc (b)	2,300		61
AES Corp/The (a),(b)	9,100	110		Sensata Technologies Holding NV (a)	1,600		49
Alliant Energy Corp (b)	7,080	309		Stoneridge Inc (a)	15,805		111
American Electric Power Co Inc (b)	100	4		TE Connectivity Ltd (b)	5,835		183
Centrais Eletricas Brasileiras SA ADR	5,100	33		Tech Data Corp (a),(b)	3,754		179
Central Vermont Public Service Corp	10,154	357		Thermo Fisher Scientific Inc	100		5
CH Energy Group Inc	2,616	172		Toshiba Corp	14,000		53
Chubu Electric Power Co Inc	1,600	25		Trimble Navigation Ltd (a)	5,500		259
Cia Energetica de Minas Gerais ADR	1,000	17		Tyco International Ltd (b)	8,207		436
Dominion Resources Inc/VA (b)	4,362	227		Vishay Intertechnology Inc (a),(b)	1,700		18
DTE Energy Co (b)	400	23		Waters Corp (a),(b)	500		40
Duke Energy Corp (b)	5,771	127		Yokogawa Electric Corp	2,800		24
Edison International (b)	2,500	112					$3,629
Endesa SA	4,131	62

Enel SpA	63,020	180		Energy - Alternate Sources - 0.02%
Enersis SA ADR	1,200	21		KiOR Inc(a)	8,112		73
Exelon Corp (b)	6,515	241
GenOn Energy Inc (a)	12,700	22		Engineering & Construction - 0.98%
Hokkaido Electric Power Co Inc	2,100	26		ABB Ltd (a)	2,599		41
Integrys Energy Group Inc (b)	5,573	302		AECOM Technology Corp (a),(b)	9,790		159
National Fuel Gas Co (b)	100	4		Aker Solutions ASA	3,011		40
Northeast Utilities (b)	500	18		Bilfinger Berger SE	3,465		269
NV Energy Inc (b)	3,700	64		China Communications Construction Co Ltd	5,000		5
OGE Energy Corp (b)	4,854	258		China Railway Construction Corp Ltd	52,000		40
Okinawa Electric Power Co Inc/The	11	—		Chiyoda Corp	18,000		213
Pinnacle West Capital Corp (b)	1,748	86		COMSYS Holdings Corp	8,196		87
PNM Resources Inc	1,200	22		Daelim Industrial Co Ltd	649		55
Portland General Electric Co (b)	3,000	75		EMCOR Group Inc (b)	1,500		41
Progress Energy Inc (b)	15,740	863		Ferrovial SA	4,420		42

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Engineering & Construction (continued)				Food (continued)
Fluor Corp (b)	2,572	$121		Nisshin Seifun Group Inc	4,500		$50
Foster Wheeler AG (a)	6,700	120		Nutreco NV	2,218		145
Hochtief AG (a)	332	15		PureCircle Ltd (a)	56,045		116
Impregilo SpA	47,776	192		Ralcorp Holdings Inc (a),(b)	600		38
Jacobs Engineering Group Inc (a),(b)	6,580	233		Sara Lee Corp (b)	7,500		157
JGC Corp	10,000	274		Suedzucker AG	2,582		79
Kajima Corp	11,000	29		Toyo Suisan Kaisha Ltd	4,000		102
Kandenko Co Ltd	118	—		Tyson Foods Inc (b)	18,344		355
KBR Inc (b)	13,000	331		Unilever NV - NY shares	6,383		200
Koninklijke BAM Groep NV	27,424	69		Uni-President Enterprises Corp (a)	65,000		98
Koninklijke Boskalis Westminster NV	2,701	81		Whole Foods Market Inc (b)	924		82
McDermott International Inc (a),(b)	50,330	510		Yamazaki Baking Co Ltd	2,000		28
Multiplan Empreendimentos Imobiliarios SA	100	2					$4,351
NCC AB	3,858	65
				Forest Products & Paper - 0.18%
Obayashi Corp	35,000	136		Buckeye TechnologiesInc (b)	2,991		83
Obrascon Huarte Lain SA	409	8		Domtar Corp (b)	3,265		258
Royal Imtech NV	785	20
Shaw Group Inc/The (a),(b)	6,400	163		Hokuetsu Kishu Paper Co Ltd	4,500		23
				International Paper Co (b)	12,978		380
Shimizu Corp	13,000	43		MeadWestvaco Corp (b)	1,000		27
Skanska AB	9,556	127
Taisei Corp	41,000	100		Nippon Paper Group Inc	1,200		18
TAV Havalimanlari Holding AS	4,059	20		Stora Enso OYJ	2,941		16
Tecnicas Reunidas SA	3,088	111		Svenska Cellulosa AB	1,177		17
URS Corp (b)	5,273	191					$822
Vinci SA	11,248	452		Gas - 0.31%
YIT OYJ	560	9		AGL Resources Inc (b)	4,485		168
		$4,414		CenterPoint Energy Inc (b)	6,600		134
Entertainment - 0.07%				Gas Natural SDG SA	5,697		62
Dolby Laboratories Inc (a),(b)	2,400	103		Gas Natural SDG SA - Rights (a)	5,697		3
DreamWorks Animation SKG Inc (a)	4,800	85		Korea Gas Corp	340		12
International Game Technology (b)	6,500	93		NiSource Inc (b)	3,476		87
Sankyo Co Ltd	800	39		Osaka Gas Co Ltd	28,000		110
		$320		Snam SpA	10,219		41
				Toho Gas Co Ltd	5,000		28
Environmental Control - 0.09%				Tokyo Gas Co Ltd	10,000		48
Clean Harbors Inc (a),(b)	2,100	130		UGI Corp (b)	23,606		677
Darling International Inc (a)	900	13		Vectren Corp (b)	900		26
Republic Services Inc (b)	1,400	37					$1,396
Stericycle Inc (a),(b)	899	79
Waste Connections Inc (b)	200	6		Hand & Machine Tools - 0.17%
Waste Management Inc (b)	4,932	160		Fuji Electric Co Ltd	16,000		37
				Kennametal Inc (b)	800		28
		$425		Lincoln Electric Holdings Inc (b)	5,524		263
Food - 0.97%				Schindler Holding AG - PC	185		21
Ajinomoto Co Inc	3,000	40		Snap-on Inc (b)	2,800		169
Aryzta AG (a)	650	29		Stanley Black & Decker Inc	3,373		223
BIM Birlesik Magazalar AS	484	20		THK Co Ltd	1,900		36
China Mengniu Dairy Co Ltd	4,000	11					$777
Cia Brasileira de Distribuicao Grupo Pao de	200	8
				Healthcare - Products - 1.28%
Acucar ADR				Becton Dickinson and Co (b)	1,371		100
ConAgra Foods Inc (b)	4,800	121
Corn Products International Inc (b)	3,000	153		CareFusion Corp (a)	1,800		44
Cosan SA Industria e Comercio	3,200	47		Coloplast A/S	22		4
Dean Foods Co (a),(b)	13,775	215		Cooper Cos Inc/The (b)	1,900		162
				Covidien PLC (b)	1,200		62
Diamond Foods Inc	2,845	60		CR Bard Inc (b)	2,268		220
Distribuidora Internacional de Alimentacion	10,761	47		Edwards Lifesciences Corp (a)	10,860		927
SA (a)
General Mills Inc	9,232	353		Elekta AB	963		46
				Gen-Probe Inc (a),(b)	19,242		1,557
Harris Teeter Supermarkets Inc	300	11
Hershey Co/The (b)	600	40		Getinge AB	3,300		82
HJ Heinz Co (b)	1,522	81		Hill-Rom Holdings Inc (b)	1,500		44
Hormel Foods Corp (b)	3,100	93		Hologic Inc (a),(b)	64,638		1,083
				IDEXX Laboratories Inc (a),(b)	100		9
Indofood Sukses Makmur Tbk PT	123,500	62		Intuitive Surgical Inc (a),(b)	440		230
JM Smucker Co/The (b)	2,262	174
				Medtronic Inc (b)	18,953		698
Kesko OYJ	6,751	170		ResMed Inc (a),(b)	2,933		91
Koninklijke Ahold NV	12,888	151
Kraft Foods Inc (b)	16,020	613		Shimadzu Corp	3,000		25
Kroger Co/The (b)	1,100	24		St Jude Medical Inc	800		31
Marine Harvest ASA (a)	259,502	127		Synthes Inc (e)	1,027		168
Metro AG	6,211	179		Teleflex Inc	100		6
Nippon Meat Packers Inc	6,000	72

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)				Insurance (continued)
Thoratec Corp (a),(b)	5,500	$167		Brown & Brown Inc	300		$8
		$5,756		China Pacific Insurance Group Co Ltd	19,200		57
				Chubb Corp/The (b)	1,678		121
Healthcare - Services - 0.82%				Dai-ichi Life Insurance Co Ltd/The	7		7
Aetna Inc (b)	5,356	219
Amedisys Inc (a),(b)	8,437	92		Dongbu Insurance Co Ltd	1,160		46
				Everest Re Group Ltd (b)	1,100		112
AMERIGROUP Corp (a),(b)	3,421	213		Fidelity National Financial Inc (b)	6,500		122
Amil Participacoes SA	700	6		Genworth Financial Inc (a)	32,000		168
Cigna Corp (b)	14,538	638		Hanover Insurance Group Inc/The (b)	2,800		109
Covance Inc (a),(b)	2,300	107		HCC Insurance Holdings Inc (b)	7,735		242
Coventry Health Care Inc (b)	6,239	190
DaVita Inc (a),(b)	5,889	479		Korea Life Insurance Co Ltd	7,880		41
Health Net Inc (a),(b)	5,000	128		Liberty Holdings Ltd	3,301		34
HealthSouth Corp (a)	3,100	59		LIG Insurance Co Ltd	2,620		57
				Loews Corp (b)	4,153		161
Humana Inc (b)	3,200	244		Marsh & McLennan Cos Inc (b)	22,422		717
Lincare Holdings Inc (b)	200	5
Magellan Health Services Inc (a)	800	34		PICC Property & Casualty Co Ltd	22,000		24
Mednax Inc (a),(b)	4,784	292		Porto Seguro SA	400		3
				Protective Life Corp (b)	19,365		511
Miraca Holdings Inc	2,400	92		Reinsurance Group of America Inc (b)	4,500		226
Quest Diagnostics Inc (b)	1,177	67
				Resolution Ltd	16,484		49
Rhoen Klinikum AG	3,727	102		Sampo OYJ	1,397		32
Tenet Healthcare Corp (a)	14,700	69		Swiss Life Holding AG (a)	737		59
UnitedHealth Group Inc (b)	4,719	263
Universal Health Services Inc (b)	3,500	136		T&D Holdings Inc	1,900		18
				Torchmark Corp (b)	4,629		216
WellPoint Inc (b)	3,431	231		Unum Group (b)	2,900		58
		$3,666		Validus Holdings Ltd	900		28
Holding Companies - Diversified - 0.05%				Zurich Insurance Group AG (a)	421		87
Alfa SAB de CV	3,300	41					$5,370
Barloworld Ltd	4,242	43		Internet - 1.80%
Bidvest Group Ltd	579	12		AboveNet Inc (a)	4,257		355
GEA Group AG	4,229	108		Amazon.com Inc (a),(d)	3,331		709
Imperial Holdings Ltd	1,445	28		BroadSoft Inc (a)	2,470		67
		$232		Daum Communications Corp	888		76
Home Builders - 0.45%				DealerTrack Holdings Inc (a)	3,540		97
Lennar Corp	839	23		Dena Co Ltd	2,800		58
NVR Inc (a)	667	537		eBay Inc (a),(b),(d)	27,950		1,096
Persimmon PLC	16,272	143		Equinix Inc (a)	5,910		964
Pulte Group Inc (a),(b)	129,986	1,216		Expedia Inc (b)	6,974		320
Sekisui Chemical Co Ltd	11,000	94		F5 Networks Inc (a),(b)	1,830		189
		$2,013		Google Inc (a),(b)	679		394
				IAC/InterActiveCorp (b)	11,390		512
Home Furnishings - 0.25%				LinkedIn Corp (a)	6,390		614
Electrolux AB	4,103	78		NetEase Inc ADR(a)	600		37
Furniture Brands International Inc (a)	40,790	47		Netflix Inc (a)	900		57
Harman International Industries Inc (b)	6,000	235		priceline.com Inc (a),(b)	283		177
Matsushita Electric Industrial Co Ltd	6,000	40		Rackspace Hosting Inc (a),(b)	2,667		132
Pioneer Corp (a)	23,200	88		Sapient Corp	12,520		138
SEB SA	318	21		Shutterfly Inc (a)	1,280		35
Select Comfort Corp (a),(b)	5,021	137		Sohu.com Inc (a)	2,620		117
Sony Corp	7,900	105		Splunk Inc (a)	3,340		109
Tempur-Pedic International Inc (a)	3,459	160		Symantec Corp (a),(b)	16,015		238
TiVo Inc (a)	23,957	205		TIBCO Software Inc (a),(b)	15,613		418
		$1,116		Trend Micro Inc	1,100		30
				TripAdvisor Inc (a)	12,960		556
Housewares - 0.00%				VeriSign Inc (a),(b)	6,429		245
Turkiye Sise ve Cam Fabrikalari AS	671	1		Websense Inc (a),(b)	6,452		120
				XO Group Inc (a),(b)	13,980		123
Insurance - 1.19%				Yahoo! Inc (a),(b)	7,600		116
ACE Ltd (b)	6,023	435					$8,099
Aegon NV	33,236	140
Alleghany Corp (a)	710	234		Investment Companies - 0.03%
Allied World Assurance Co Holdings AG	100	8		Ares Capital Corp	1,000		15
American Financial Group Inc/OH (b)	7,178	279		Justice Holdings Ltd (a),(f)	10,350		137
American International Group Inc (a)	5,300	155					$152
Aon PLC (b)	3,443	160		Iron & Steel - 0.26%
Assurant Inc (b)	4,000	134		AK Steel Holding Corp (b)	16,600		100
Assured Guaranty Ltd	1,300	16		APERAM	5,334		60
Axis Capital Holdings Ltd	600	20		CAP SA	634		23
Baloise Holding AG	54	3		Carpenter Technology Corp	2,200		99
Berkshire Hathaway Inc - Class B (a),(b)	5,958	473		Commercial Metals Co (b)	10,400		121

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Iron & Steel (continued)				Media (continued)
Daido Steel Co Ltd	1,000	$6		Discovery Communications Inc - A Shares(a),(b)	2,997		$150
Feng Hsin Iron & Steel Co	3,000	5
Kobe Steel Ltd	50,000	60		DISH Network Corp (b)	14,200		398
Outokumpu OYJ (a)	10,405	11		FactSet Research Systems Inc (b)	2,559		270
Reliance Steel & Aluminum Co (b)	2,000	94		Fuji Media Holdings Inc	77		123
Salzgitter AG	4,055	174		Gannett Co Inc (b)	11,927		156
Steel Dynamics Inc (b)	13,000	137		Grupo Televisa SAB ADR	600		11
Tokyo Steel Manufacturing Co Ltd	4,100	24		Knology Inc (a)	13,522		264
Vale SA ADR	7,500	136		Liberty Global Inc - A Shares (a)	100		5
Voestalpine AG	2,460	62		McGraw-Hill Cos Inc/The (b)	400		17
Xingda International Holdings Ltd	148,000	53		Naspers Ltd	489		26
		$1,165		New York Times Co/The (a),(b)	12,000		80
				News Corp - Class A (b)	21,778		418
Leisure Products & Services - 0.12%				Nippon Television Network Corp	260		37
Harley-Davidson Inc	5,620	271		Scripps Networks Interactive Inc (b)	1,000		55
Polaris Industries Inc	900	68		Societe Television Francaise 1	63		—
Sega Sammy Holdings Inc	8,400	149		Thomson Reuters Corp	6,460		177
TUI AG (a)	6,411	36		Time Warner Cable Inc (b)	6,459		487
Yamaha Corp	4,100	35		Time Warner Inc (b)	5,128		177
Yamaha Motor Co Ltd	200	2		Viacom Inc (b)	10,732		512
		$561		Walt Disney Co/The	13,345		610
Lodging - 0.22%							$6,319
Las Vegas Sands Corp	2,300	106
Wyndham Worldwide Corp (b)	11,878	592		Metal Fabrication & Hardware - 0.14%
Wynn Resorts Ltd (b)	2,614	269		Aurubis AG	4,704		216
				Kloeckner & Co SE (a)	3,655		35
		$967		Nachi-Fujikoshi Corp	3,000		13
Machinery - Construction & Mining - 0.02%				NSK Ltd	4,000		24
Hitachi Construction Machinery Co Ltd	900	17		SKF AB	3,439		68
Outotec OYJ	1,662	66		Timken Co (b)	4,700		224
		$83		Vallourec SA	743		28
				Valmont Industries Inc	200		23
Machinery - Diversified - 0.66%							$631
AGCO Corp (a),(b)	2,000	80
Amada Co Ltd	9,000	52		Mining - 0.45%
Applied Industrial Technologies Inc (b)	600	23		Aneka Tambang Persero Tbk PT	186,000		23
Chart Industries Inc (a)	2,900	181		AngloGold Ashanti Ltd ADR	1,585		57
CNH Global NV (a)	1,300	50		Aquarius Platinum Ltd (a)	21,909		25
Cummins Inc (b)	3,475	337		Barrick Gold Corp	4,093		160
Doosan Heavy Industries & Construction Co Ltd	559	25		Boliden AB	22,601		290
				Cameco Corp	5,580		107
Ebara Corp	35,000	125		Cia de Minas Buenaventura SA ADR	300		12
FANUC Corp	100	17		Detour Gold Corp (a)	8,220		169
Flowserve Corp (b)	100	10		Eramet	132		13
FLSmidth & Co A/S	1,582	84		Freeport-McMoRan Copper & Gold Inc (b)	7,891		253
Gardner Denver Inc (b)	3,906	212		Gold Fields Ltd ADR	500		7
Graco Inc (b)	900	43		Goldcorp Inc	357		13
IDEX Corp (b)	6,955	276		Grupo Mexico SAB de CV	6,700		18
IHI Corp	53,000	109		KGHM Polska Miedz SA	641		23
Kone OYJ	13	1		Minmetals Resources Ltd (a)	64,000		27
Metso OYJ	8,407	276		Mitsubishi Materials Corp	19,000		52
Nordson Corp	500	27		Mitsui Mining & Smelting Co Ltd	46,000		104
OC Oerlikon Corp AG (a)	12,255	103		Molycorp Inc (a)	10,917		215
Okuma Holdings Inc	12,000	79		Newmont Mining Corp	286		13
Rheinmetall AG	639	26		Nyrstar (a)	3,950		24
Rockwell Automation Inc (b)	800	58		Pacific Metals Co Ltd	9,000		36
Sumitomo Heavy Industries Ltd	41,000	181		Southern Copper Corp	300		8
Teco Electric and Machinery Co Ltd	15,000	10		Sumitomo Metal Mining Co Ltd	2,000		22
Tognum AG	152	5		Trelawney Mining and Exploration Inc (a)	56,344		179
Wabtec Corp/DE (b)	6,813	495		Umicore SA	2,576		123
Xylem Inc/NY (b)	3,237	82		Uranium One Inc (a)	31,805		73
		$2,967					$2,046

Media - 1.40%				Miscellaneous Manufacturing - 1.22%
AMC Networks Inc (a)	5,040	194		3M Co (b)	6,097		514
Astral Media Inc	4,121	194		AO Smith Corp (b)	2,200		102
Cablevision Systems Corp (b)	15,819	181		Carlisle Cos Inc (b)	1,200		62
CBS Corp (b)	12,382	395		CLARCOR Inc	100		5
Comcast Corp - Class A (b)	22,984	665		Cooper Industries PLC	7,625		538
Comcast Corp - Special Class A	10,395	299		Crane Co (b)	3,000		114
DIRECTV (a),(b)	9,398	418		Eaton Corp (b)	8,467		361
				FUJIFILM Holdings Corp	3,800		71

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Miscellaneous Manufacturing (continued)				Oil & Gas (continued)
General Electric Co (b)	53,208	$1,016		PetroChina Co Ltd ADR	100		$13
Illinois Tool Works Inc	2,478	139		Petroleo Brasileiro SA ADR	1,500		28
ITT Corp (b)	13,000	267		Phillips 66 (a),(b)	3,022		91
Konica Minolta Holdings Inc	20,000	143		Plains Exploration & Production Co (a),(b)	2,500		89
Neo Material Technologies Inc (a)	9,414	94		PTT PCL	1,300		13
Nikon Corp	6,600	183		QEP Resources Inc (b)	5,657		149
Orkla ASA	4,677	32		Range Resources Corp	1,065		61
Pall Corp (b)	13,280	739		Repsol YPF SA	8,849		133
Parker Hannifin Corp (b)	1,514	124		Rosetta Resources Inc (a)	4,050		157
Polypore International Inc (a)	8,900	329		Rosneft Oil Co	939		6
SPX Corp (b)	2,800	201		Royal Dutch Shell PLC ADR	4,844		301
Sulzer AG	2,387	286		Royal Dutch Shell PLC - B shares ADR	4,315		278
Trelleborg AB	4,826	47		Seadrill Ltd	799		27
Wartsila OYJ Abp	3,519	116		SK Holdings Co Ltd	480		50
		$5,483		SK Innovation Co Ltd	32		4
				SM Energy Co (b)	3,515		190
Office & Business Equipment - 0.03%				Southwestern Energy Co (a)	1,700		48
Pitney Bowes Inc (b)	9,063	124
				Statoil ASA	2,733		62
Seiko Epson Corp	1,300	13		Stone Energy Corp (a),(b)	5,329		126
		$137		Sunoco Inc (b)	2,255		105
Oil & Gas - 2.92%				Surgutneftegas OJSC ADR	1,759		13
Anadarko Petroleum Corp (b)	14,248	869		Tatneft ADR	1,799		55
Baytex Energy Corp	800	35		Thai Oil PCL	21,300		38
BG Group PLC	26,200	505		Total SA ADR	7,112		306
Cabot Oil & Gas Corp (b)	18,540	604		Total SA	5,571		240
Cairn Energy PLC (a)	9,625	43		Tourmaline Oil Corp (a)	6,410		147
Canadian Natural Resources Ltd	1,750	50		Unit Corp (a),(b)	4,100		163
Cheniere Energy Inc (a)	14,590	205		Valero Energy Corp	400		8
Chesapeake Energy Corp (b)	12,584	212		Venoco Inc (a),(b)	25,459		238
Chevron Corp (b)	9,802	964		Whiting Petroleum Corp (a)	1,900		82
China Petroleum & Chemical Corp ADR	300	27		WPX Energy Inc (a)	400		6
CNOOC Ltd ADR	500	90					$13,149
Cobalt International Energy Inc (a)	37,345	846
ConocoPhillips (b)	6,046	315		Oil & Gas Services - 0.58%
				Baker Hughes Inc	11,375		475
CVR Energy Inc	480	12		Basic Energy Services Inc (a),(b)	6,951		79
Denbury Resources Inc (a),(b)	4,200	63		Cameron International Corp (a),(b)	1,100		50
Devon Energy Corp (b)	1,700	101
Diamond Offshore Drilling Inc (b)	2,069	120		Core Laboratories NV	100		13
				Dresser-Rand Group Inc (a)	1,800		79
Encana Corp	2,900	58		Flotek Industries Inc (a)	12,170		130
Energen Corp (b)	600	26		Halliburton Co (b)	19,976		600
Eni SpA	17,775	342		Helix Energy Solutions Group Inc (a),(b)	4,600		79
Ensco PLC	4,375	196		Key Energy Services Inc (a)	1,400		14
EQT Corp	700	32		National Oilwell Varco Inc (b)	3,891		260
ERG SpA	6,326	36		Oceaneering International Inc (b)	3,400		157
Etablissements Maurel et Prom	5,552	75		Petroleum Geo-Services ASA	2,677		31
Exxon Mobil Corp (b)	15,440	1,213
Forest Oil Corp (a),(b)	4,800	40		RPC Inc	4,200		43
				Saipem SpA	2,786		109
Gazprom OAO ADR	12,649	111		SBM Offshore NV (a)	465		6
Gulfport Energy Corp (a)	200	4		Schlumberger Ltd (b)	1,462		92
Helmerich & Payne Inc (b)	1,578	71		SEACOR Holdings Inc (a),(b)	2,400		207
Hess Corp (b)	2,700	118
HollyFrontier Corp (b)	5,500	162		Technip SA	1,361		125
				TGS Nopec Geophysical Co ASA	1,719		43
Idemitsu Kosan Co Ltd	500	45		Weatherford International Ltd/Switzerland (a)	700		8
JX Holdings Inc	10,300	52					$2,600
Karoon Gas Australia Ltd (a)	35,821	169
Lukoil OAO ADR	1,498	78		Packaging & Containers - 0.20%
Lundin Petroleum AB (a)	125	2		Ball Corp (b)	3,284		131
Marathon Oil Corp (b)	8,114	202		Crown Holdings Inc (a),(b)	5,900		201
Marathon Petroleum Corp (b)	2,856	103		Graphic Packaging Holding Co (a)	9,550		47
MEG Energy Corp (a)	1,200	40		Owens-Illinois Inc (a),(b)	7,900		154
Murphy Oil Corp (b)	2,900	135		Packaging Corp of America (b)	100		3
Nabors Industries Ltd (a),(b)	6,300	85		Rengo Co Ltd	7,000		47
NAL Energy Corp	185	1		Sealed Air Corp (b)	10,725		168
Neste Oil OYJ	4,261	39		Silgan Holdings Inc	3,560		149
Newfield Exploration Co (a),(b)	4,100	123		Toyo Seikan Kaisha Ltd	100		1
Noble Energy Inc (b)	1,120	95					$901
Occidental Petroleum Corp (b),(d)	12,298	975
OGX Petroleo e Gas Participacoes SA (a)	1,700	9		Pharmaceuticals - 2.35%
				Abbott Laboratories (b)	3,885		240
OMV AG	4,492	123		Alkermes PLC (a)	2,100		33
Patterson-UTI Energy Inc (b)	6,700	101
				Allergan Inc/United States	100		9

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)				Real Estate (continued)
AmerisourceBergen Corp (b)	11,789	$436		Shanghai Industrial Holdings Ltd	23,000		$64
Astellas Pharma Inc	2,100	82		Shimao Property Holdings Ltd	2,500		3
AstraZeneca PLC	1,689	68		Soho China Ltd	4,500		3
Bristol-Myers Squibb Co (b)	8,739	291					$608
Cardinal Health Inc (b)	17,780	735
Catalyst Health Solutions Inc (a)	4,704	409		REITS - 0.75%
				American Tower Corp (b)	8,546		554
Chugai Pharmaceutical Co Ltd	1,400	25		AvalonBay Communities Inc (b)	679		95
Daiichi Sankyo Co Ltd	4,000	65		Boston Properties Inc (b)	1,826		188
Eisai Co Ltd	1,700	69
Elan Corp PLC ADR(a)	14,502	202		CubeSmart	8,860		100
Eli Lilly & Co (b)	7,375	302		Equity Residential (b)	1,672		102
Endo Health Solutions Inc (a),(b)	1,600	52		Federal Realty Investment Trust (b)	1,251		123
Forest Laboratories Inc (a),(b)	10,329	362		Host Hotels & Resorts Inc (b)	20,274		309
				Macerich Co/The (b)	5,171		295
GlaxoSmithKline PLC ADR	2,267	100		Plum Creek Timber Co Inc (b)	3,923		143
H Lundbeck A/S	9,293	193		Public Storage (b)	2,110		281
Hypermarcas SA (a)	2,200	12
				Rayonier Inc (b)	4,412		190
Ipsen	3,624	93		Simon Property Group Inc (b)	1,499		221
Jazz Pharmaceuticals PLC (a)	2,800	121
Johnson & Johnson (b)	19,211	1,199		SL Green Realty Corp (b)	4,433		333
				Taubman Centers Inc (b)	5,474		400
Kaken Pharmaceutical Co Ltd	64	1
Kyowa Hakko Kirin Co Ltd	2,000	20		Transglobe Apartment Real Estate Investment	3,485		48
MAP Pharmaceuticals Inc (a)	7,147	84		Trust
McKesson Corp (b)	2,000	175					$3,382
Mead Johnson Nutrition Co	2,740	222		Retail - 4.03%
Merck & Co Inc (b)	21,416	805		Abercrombie & Fitch Co	13,995		469
Merck KGaA	1,295	120		Advance Auto Parts Inc (b)	6,347		463
Novo Nordisk A/S	617	82		Aeon Co Ltd	4,800		58
Onyx Pharmaceuticals Inc (a),(b)	2,100	96		Aeropostale Inc (a),(b)	9,800		181
Perrigo Co (b)	1,578	164		American Eagle Outfitters Inc (b)	12,100		234
Pfizer Inc (b)	45,512	996		Anta Sports Products Ltd	17,000		14
PharMerica Corp (a),(b)	13,391	133		Ascena Retail Group Inc (a)	2,000		38
Roche Holding AG	2,515	394		AutoNation Inc (a),(b)	4,654		168
Sanofi	1,214	83		AutoZone Inc (a),(b)	1,083		412
Santen Pharmaceutical Co Ltd	2,900	105		Bed Bath & Beyond Inc (a),(b)	2,400		173
Shionogi & Co Ltd	2,400	30		Big Lots Inc (a),(b)	4,300		158
SXC Health Solutions Corp (a)	12,350	1,108		Brinker International Inc (b)	7,778		251
Therapeutics MD Inc (a)	33,326	90		CarMax Inc (a)	1,460		41
UCB SA	3,536	166		Charming Shoppes Inc (a)	23,916		176
Warner Chilcott PLC (a)	6,000	113		Chico's FAS Inc	7,100		104
Watson Pharmaceuticals Inc (a),(b)	6,886	491		Chipotle Mexican Grill Inc (a),(b)	649		268
		$10,576		Cie Financiere Richemont SA	1,213		70
Pipelines - 0.19%				Citizen Holdings Co Ltd	3,300		19
El Paso Corp (f)	10,217	294		Collective Brands Inc (a)	13,993		298
ONEOK Inc (b)	1,754	145		Conn's Inc (a)	3,460		60
Spectra Energy Corp (b)	5,601	161		Copart Inc (a),(b)	500		14
Williams Cos Inc/The (b)	8,716	266		Costco Wholesale Corp (b)	1,000		86
		$866		CVS Caremark Corp	7,752		348
				Darden Restaurants Inc (b)	1,875		97
Private Equity - 0.09%				Dick's Sporting Goods Inc	600		28
American Capital Ltd (a),(b)	41,600	385		Dillard's Inc	700		47
				Dollar General Corp (a)	1,000		49
				Dollar Tree Inc (a),(b)	1,334		138
Publicly Traded Investment Fund - 0.08%				Domino's Pizza Inc	2,500		77
SPDR S&P 500 ETF Trust	2,650	349		DSW Inc	1,100		66
				Dunkin' Brands Group Inc	8,080		262
Real Estate - 0.14%				Esprit Holdings Ltd	20,200		32
BR Malls Participacoes SA	700	8		Ezcorp Inc (a),(b)	3,200		75
BR Properties SA	6,900	79		Family Dollar Stores Inc (b)	8,307		563
CBRE Group Inc (a),(b)	7,958	131		FamilyMart Co Ltd	400		18
China Overseas Land & Investment Ltd	6,000	13		Fast Retailing Co Ltd	400		89
China Resources Land Ltd	4,000	7		Fifth & Pacific Co Inc (a)	25,531		306
Country Garden Holdings Co Ltd (a)	9,000	3		Foot Locker Inc (b)	8,314		264
Evergrande Real Estate Group Ltd	9,000	5		GameStop Corp (b)	11,175		215
Forest City Enterprises Inc (a)	7,810	105		Gap Inc/The (b)	13,073		346
Growthpoint Properties Ltd	2,700	7		GNC Holdings Inc	19,740		761
Jones Lang LaSalle Inc (b)	1,700	123		Golden Eagle Retail Group Ltd	13,700		30
Longfor Properties Co Ltd	2,000	3		GOME Electrical Appliances Holding Ltd	329,000		52
PDG Realty SA Empreendimentos e	29,900	50		Guess? Inc (b)	7,800		208
Participacoes				Home Depot Inc/The (b)	3,644		180
Redefine Properties Ltd	4,269	4		Hyundai Home Shopping Network Corp	800		82

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)				Semiconductors (continued)
Ignite Restaurant Group Inc (a)	4,150	$74		Intel Corp (b)	24,527		$634
Inditex SA	1,598	132		KLA-Tencor Corp (b)	4,176		191
Intime Department Store Group Co Ltd	33,500	35		Lam Research Corp (a),(b)	4,638		173
Isetan Mitsukoshi Holdings Ltd	2,300	23		Linear Technology Corp (b)	3,572		104
J Front Retailing Co Ltd	9,000	42		LSI Corp (a),(b)	34,800		232
Kohl's Corp	4,250	195		Marvell Technology Group Ltd (b)	14,600		183
K's Holdings Corp	4,700	118		Maxim Integrated Products Inc	1,400		35
Lawson Inc	800	56		Microchip Technology Inc (b)	7,717		239
Lithia Motors Inc (b)	2,721	66		Micron Technology Inc (a),(b)	15,530		91
Lotte Shopping Co Ltd	139	37		MKS Instruments Inc (b)	8,900		233
Lowe's Cos Inc	64,698	1,729		MStar Semiconductor Inc (a)	7,000		42
Ltd Brands Inc (b)	5,291	235		Novellus Systems Inc (a),(b)	20,136		842
Macy's Inc (b)	6,313	240		NVIDIA Corp (a),(b)	15,492		192
Maoye International Holdings Ltd	296,000	59		ON Semiconductor Corp (a),(b)	5,900		40
McDonald's Corp (b)	2,729	244		PMC - Sierra Inc (a)	6,300		40
MSC Industrial Direct Co Inc (b)	10,323	740		Q-Cells SE (a)	18,168		3
New World Department Store China Ltd	76,000	43		QLogic Corp (a),(b)	6,000		82
Nordstrom Inc (b)	5,351	253		Qualcomm Inc (b)	6,354		364
Panera Bread Co (a),(b)	1,504	221		Rambus Inc (a)	11,700		56
Pep Boys-Manny Moe & Jack/The	11,755	109		Realtek Semiconductor Corp	21,000		42
PetSmart Inc (b)	1,295	84		Rovi Corp (a)	6,540		160
PF Chang's China Bistro Inc	6,003	308		Samsung Electronics Co Ltd	402		207
PPR	214	30		Semiconductor Manufacturing International	265,000		9
President Chain Store Corp	9,000	47		Corp (a)
PVH Corp (b)	8,884	720		Siliconware Precision Industries Co	12,000		13
RadioShack Corp (b)	5,600	26		Skyworks Solutions Inc (a)	27,000		725
Ross Stores Inc (b)	6,000	379		Standard Microsystems Corp (a)	6,853		251
Ryohin Keikaku Co Ltd	1,200	61		Taiwan Semiconductor Manufacturing Co Ltd	2,200		30
Sally Beauty Holdings Inc (a)	2,900	77		ADR
Salvatore Ferragamo Italia SpA	3,502	72		Teradyne Inc (a)	1,100		16
Sears Holdings Corp (a)	1,300	64		Tokyo Electron Ltd	1,600		72
Seven & I Holdings Co Ltd	2,700	81		Wolfson Microelectronics PLC (a)	11,256		32
Shimamura Co Ltd	300	34		Xilinx Inc (b)	9,170		293
Shinsegae Co Ltd	169	33					$7,254
Signet Jewelers Ltd	1,400	61
Starbucks Corp (b)	5,047	277		Shipbuilding - 0.02%
Takashimaya Co Ltd	9,000	63		Mitsui Engineering & Shipbuilding Co Ltd	37,000		49
Target Corp	10,984	636		Samsung Heavy Industries Co Ltd	1,020		32
TJX Cos Inc	300	13					$81
Tractor Supply Co (b)	2,558	233		Software - 1.75%
Ulta Salon Cosmetics & Fragrance Inc	2,300	206		Activision Blizzard Inc	62,535		734
UNY Co Ltd	5,800	60		Akamai Technologies Inc (a)	1,400		41
Urban Outfitters Inc (a),(b)	7,615	213		Allscripts Healthcare Solutions Inc (a)	8,225		89
USS Co Ltd	720	73		ANSYS Inc (a),(b)	2,400		148
Walgreen Co (b)	20,045	612		Ariba Inc (a)	1,000		45
Wal-Mart de Mexico SAB de CV	14,800	35		Autodesk Inc (a)	2,100		67
Wal-Mart Stores Inc (b)	4,074	268		BMC Software Inc (a),(b)	7,900		334
Williams-Sonoma Inc (b)	8,274	289		Broadridge Financial Solutions Inc (b)	200		4
Woolworths Holdings Ltd/South Africa	8,443	49		Capcom Co Ltd	300		6
World Fuel Services Corp	600	22		CareView Communications Inc (a)	152,055		236
Yum! Brands Inc (b)	3,503	246		Changyou.com Ltd ADR(a)	1,600		35
		$18,111		Check Point Software Technologies Ltd (a)	900		46
				Citrix Systems Inc (a)	500		37
Savings & Loans - 0.05%				CommVault Systems Inc (a)	800		38
First Niagara Financial Group Inc	11,180	91		Compuware Corp (a),(b)	16,000		144
New York Community Bancorp Inc (b)	12,001	148
				Concur Technologies Inc (a)	8,690		537
		$239		Dassault Systemes SA	886		81
Semiconductors - 1.61%				Dun & Bradstreet Corp/The (b)	300		20
Altera Corp (b)	1,100	37		Electronic Arts Inc (a),(b)	14,675		200
Analog Devices Inc (b)	14,873	541		Fair Isaac Corp (b)	5,078		207
Applied Materials Inc (b)	19,467	201		Fidelity National Information Services Inc (b)	10,558		346
ARM Holdings PLC	11,220	88		Fiserv Inc (a),(b)	500		34
ASML Holding NV	4,343	199		Informatica Corp (a)	200		8
Atmel Corp (a),(b)	4,900	34		Intuit Inc (b)	3,899		219
Avago Technologies Ltd	10,365	344		Konami Corp	6,300		132
Cree Inc (a)	3,125	78		Microsoft Corp (b)	34,427		1,005
Cypress Semiconductor Corp (a)	600	8		MSCI Inc (a),(b)	2,890		98
Dialog Semiconductor PLC (a)	587	11		Oracle Corp (b)	43,010		1,138
GT Advanced Technologies Inc (a),(b)	18,422	77		Quest Software Inc (a),(b)	6,500		163
Hittite Microwave Corp (a)	200	10		Red Hat Inc (a),(b)	5,107		263

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Software (continued)				Transportation - 0.98%
Salesforce.com Inc (a)	2,072	$287		Ansaldo STS SpA	6,683		$45
SAP AG	2,359	135		AP Moeller - Maersk A/S - B shares	2		12
Software AG	1,320	39		Canadian Pacific Railway Ltd	1,700		125
Solera Holdings Inc	10,350	460		Central Japan Railway Co	8		65
Square Enix Holdings Co Ltd	1,500	24		CH Robinson Worldwide Inc (b)	4,175		243
Totvs SA	700	12		Con-way Inc (b)	5,100		180
VeriFone Systems Inc (a)	12,810	463		CSX Corp (b)	1,900		40
		$7,875		Deutsche Post AG	14,459		240
				DSV A/S	5,465		106
Telecommunications - 1.45%
Acme Packet Inc (a)	10,621	243		East Japan Railway Co	700		42
				Evergreen Marine Corp Taiwan Ltd (a)	53,000		26
Advanced Info Service PCL	4,800	27		Expeditors International of Washington Inc (b)	11,419		437
Amdocs Ltd	3,000	86		JB Hunt Transport Services Inc	2,890		165
AT&T Inc (b)	20,283	693
				Kawasaki Kisen Kaisha Ltd	7,000		13
Belgacom SA	1,662	44		Keisei Electric Railway Co Ltd	10,000		78
China Mobile Ltd ADR	3,600	183		Koninklijke Vopak NV	138		8
China Telecom Corp Ltd	48,000	22		Landstar System Inc (b)	7,390		390
Cisco Systems Inc (b)	68,288	1,116
Comverse Technology Inc (a)	42,500	260		Nippon Yusen KK	8,000		21
				Norfolk Southern Corp (b)	2,040		134
Deutsche Telekom AG ADR	10,100	100		Old Dominion Freight Line Inc (a),(b)	2,200		96
Deutsche Telekom AG	5,792	57		Ryder System Inc (b)	3,500		151
DigitalGlobe Inc (a)	18,890	305
				TNT Express NV	27,959		311
ENTEL Chile SA	2,363	42
Finisar Corp (a)	9,400	135		Tobu Railway Co Ltd	2,000		10
Harris Corp (b)	4,324	172		Tokyu Corp	1,000		4
				Union Pacific Corp (b)	2,161		241
HTC Corp	3,000	43		United Parcel Service Inc (b),(d)	9,914		743
InterDigital Inc/PA	100	2		Viterra Inc	24,296		376
JDS Uniphase Corp (a),(b)	29,530	300		Werner Enterprises Inc (b)	1,400		34
Juniper Networks Inc (a)	3,800	65
				West Japan Railway Co	2,400		94
KDDI Corp	10	62
Level 3 Communications Inc (a)	4,400	93					$4,430
MetroPCS Communications Inc (a),(b)	12,200	78		Water - 0.01%
Mobistar SA	1,671	50		American Water Works Co Inc (b)	100		4
Motorola Solutions Inc (b)	3,900	187		Cia de Saneamento Basico do Estado de Sao	100		7
NeuStar Inc (a)	400	13		Paulo ADR
Nokia OYJ	19,556	51		Guangdong Investment Ltd	20,000		13
Polycom Inc (a),(b)	11,800	135		Veolia Environnement SA	967		11
RF Micro Devices Inc (a)	28,779	108					$35
SES SA	368	8		TOTAL COMMON STOCKS			$218,216
Sistema JSFC	1,557	27		CONVERTIBLE PREFERRED STOCKS -
SK Telecom Co Ltd	560	57		0.15%	Shares Held	Value	(000	's)
Sprint Nextel Corp (a),(b)	28,900	74
Tele2 AB	7,174	107		Automobile Manufacturers - 0.05%
Telefonaktiebolaget LM Ericsson	17,056	145		General Motors Co	6,665		245
Telefonica SA ADR	24,972	276
Telekomunikasi Indonesia Persero Tbk PT	700	23		Banks - 0.05%
ADR				Wells Fargo & Co	220		244
Telenor ASA	1,154	17
Telephone & Data Systems Inc	200	4
Telkom SA Ltd	2,806	8		Electric - 0.02%
Tellabs Inc (b)	78,500	287		NextEra Energy Inc (a)	1,525		74
Tim Participacoes SA ADR	2,000	49
USA Mobility Inc (b)	11,726	146		Oil & Gas - 0.03%
Verizon Communications Inc (b)	10,107	421		Apache Corp	2,800		134
Vodafone Group PLC ADR	7,684	206
		$6,527		TOTAL CONVERTIBLE PREFERRED STOCKS			$697
Textiles - 0.04%				PREFERRED STOCKS - 0.10%	Shares Held	Value	(000	's)
Cintas Corp (b)	3,953	146		Banks - 0.06%
Nisshinbo Holdings Inc	1,000	8		Ally Financial Inc (e)	320		274
Teijin Ltd	5,000	15		Banco do Estado do Rio Grande do Sul	1,600		13
Toray Industries Inc	4,000	26					$287
		$195
				Consumer Products - 0.01%
Toys, Games & Hobbies - 0.30%				Henkel AG & Co KGaA	794		52
Hasbro Inc (b)	13,178	467
Jakks Pacific Inc (b)	10,015	185
Mattel Inc (b)	18,008	561		Electric - 0.02%
Namco Bandai Holdings Inc	4,400	53		Cia Energetica de Sao Paulo	1,100		19
Nintendo Co Ltd	850	98		Eletropaulo Metropolitana Eletricidade de Sao	4,600		55
		$1,364		Paulo SA
							$74

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

PREFERRED STOCKS (continued)	Shares Held		Value (000's)		Principal
Iron & Steel - 0.01%				BONDS (continued)	Amount (000's)		Value	(000	's)
Metalurgica Gerdau SA		2,000	$20	Banks (continued)
				GMAC International Finance BV
				7.50%, 04/21/2015	EUR	200		$255
Media - 0.00%				Goldman Sachs Group Inc/The
ProSiebenSat.1 Media AG		196	4	6.15%, 04/01/2018		$700		731
				HSBC Holdings PLC
Retail - 0.00%				5.10%, 04/05/2021		600		664
Orchard Supply Hardware Stores Corp (a),(b)		31	—	Lloyds TSB Bank PLC
				5.80%, 01/13/2020(e)		850		875
TOTAL PREFERRED STOCKS			$437	6.50%, 03/24/2020	EUR	780		801
	Principal			Morgan Stanley
BONDS - 15.58%	Amount (000's)		Value (000's)	6.63%, 04/01/2018		$850		863
				Royal Bank of Scotland PLC/The
Advertising - 0.07%				4.35%, 01/23/2017	EUR	200		210
Visant Corp				6.93%, 04/09/2018		500		548
10.00%, 10/01/2017		$340	$321	UBS AG/Stamford CT
				5.75%, 04/25/2018		$600		657
Aerospace & Defense - 0.34%								$9,941
Meccanica Holdings USA Inc
7.38%, 07/15/2039(e)		600	498	Beverages - 0.12%
				Coca-Cola Co/The
United Technologies Corp				0.42%, 03/14/2014(g)		520		521
0.00%, 06/01/2015(a),(g),(h)		1,015	1,024
			$1,522
				Biotechnology - 0.16%
Airlines - 0.08%				Amgen Inc
Continental Airlines 1999-1 Class B Pass				5.38%, 05/15/2043		685		735
Through Trust
6.80%, 08/02/2018(f)		150	149
US Airways 2012-1 Class A Pass Through				Chemicals - 0.09%
Trust				Hercules Inc
5.90%, 10/01/2024(f)		230	234	6.50%, 06/30/2029		275		246
			$383	INEOS Group Holdings SA
				7.88%, 02/15/2016(e)	EUR	140		147
Automobile Manufacturers - 0.58%								$393
BMW US Capital LLC
0.92%, 12/21/2012(g)		800	799	Commercial Services - 0.06%
Daimler Finance North America LLC				UR Financing Escrow Corp
1.08%, 03/28/2014(e),(g)		1,400	1,394	5.75%, 07/15/2018(e)		$255		259
Volkswagen International Finance NV
1.07%, 09/22/2013(c),(e),(g)		100	100
1.22%, 03/21/2014(c),(e),(g)		300	300	Computers - 0.27%
				Hewlett-Packard Co
			$2,593	0.75%, 05/24/2013(g)		700		697
Automobile Parts & Equipment - 0.08%				International Business Machines Corp
Lear Corp				0.55%, 02/06/2015		510		507
8.13%, 03/15/2020		330	370					$1,204
				Consumer Products - 0.07%
Banks - 2.21%				Reynolds Group Issuer Inc / Reynolds Group
Banco Continental SA via Continental Senior				Issuer LLC / Reynolds Group Issuer
Trustees II Cayman Ltd				(Luxembourg) S.A.
5.75%, 01/18/2017(e)		500	515	9.88%, 08/15/2019(e)		300		299
Banco Santander Brasil SA/Brazil
4.63%, 02/13/2017(e)		250	242
				Cosmetics & Personal Care - 0.11%
Banco Votorantim SA				Procter & Gamble Co/The
0.00%, 05/16/2016(a),(e)	BRL	300	169	0.39%, 02/06/2014(g)		485		486
Bank of America Corp
6.00%, 09/01/2017		$700	743
Capital One Capital VI				Diversified Financial Services - 0.82%
8.88%, 05/15/2040		255	260	Air Lease Corp
CIT Group Inc				5.63%, 04/01/2017(e)		260		254
5.00%, 05/15/2017		225	221	Hyundai Capital America
Cooperatieve Centrale Raiffeisen-				4.00%, 06/08/2017(e)		200		205
Boerenleenbank BA/Netherlands				International Lease Finance Corp
4.75%, 01/15/2020(e)		1,000	1,083	4.88%, 04/01/2015		270		266
Cooperatieve Centrale Raiffeisen-				6.75%, 09/01/2016(e)		230		247
Boerenleenbank BA/Utrecht				Merrill Lynch & Co Inc
3.38%, 01/19/2017		515	528	6.88%, 11/15/2018		230		252
Eksportfinans ASA				Schahin II Finance Co SPV Ltd
2.00%, 09/15/2015		360	323	5.88%, 09/25/2022(e)		500		490
2.25%, 02/11/2021	CHF	145	120	SLM Corp
2.38%, 05/25/2016		$150	133	7.25%, 01/25/2022		845		827

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Diversified Financial Services (continued)					Home Equity Asset Backed Securities - 0.52%
SLM Corp (continued)					GSAA Trust
8.00%, 03/25/2020		$100	$102		0.31%, 12/25/2046(g)		$62		$23
8.45%, 06/15/2018		500	528		HSI Asset Securitization Corp Trust
Textron Financial Corp					0.35%, 12/25/2036(g)		2,430		790
6.00%, 02/15/2067(e),(g)		700	543		Morgan Stanley ABS Capital I
			$3,714		0.28%, 01/25/2037(g)		26		25
					0.33%, 01/25/2037(g)		2,200		783
Electric - 0.69%					0.58%, 03/25/2037(g)		2,000		701
Centrais Eletricas Brasileiras SA									$2,322
5.75%, 10/27/2021(e)		400	425
Cia de Eletricidade do Estado da Bahia					Insurance - 0.12%
11.75%, 04/27/2016(e)	BRL	350	190		Metlife Capital Trust IV
EDP Finance BV					7.88%, 12/15/2037(e)		500		547
4.90%, 10/01/2019(e)		$300	248
Empresas Publicas de Medellin ESP
8.38%, 02/01/2021(e)	COP	380,000	221		Internet - 0.02%
					eAccess Ltd
Enel Finance International NV					8.38%, 04/01/2018(e)	EUR	100		109
6.00%, 10/07/2039(e)		$500	404
Energy Future Intermediate Holding Co LLC /
EFIH Finance Inc					Iron & Steel - 0.19%
11.75%, 03/01/2022(e)		480	490		ArcelorMittal
Ipalco Enterprises Inc					6.75%, 03/01/2041		$350		327
5.00%, 05/01/2018		870	857		7.00%, 10/15/2039		537		517
Southern California Edison Co									$844
6.25%, 08/01/2049(g)		255	268
			$3,103		Lodging - 0.28%
					Mandalay Resort Group
Electrical Components & Equipment - 0.20%					7.63%, 07/15/2013		210		213
Energizer Holdings Inc					MGM Resorts International
4.70%, 05/24/2022		850	886		6.63%, 07/15/2015		5		5
					7.50%, 06/01/2016		30		31
					7.63%, 01/15/2017		485		490
Engineering & Construction - 0.04%					8.63%, 02/01/2019(e)		55		58
Odebrecht Finance Ltd
6.00%, 04/05/2023(e)		200	206		Wyndham Worldwide Corp
					5.63%, 03/01/2021		425		469
									$1,266
Finance - Mortgage Loan/Banker - 0.07%
Freddie Mac					Media - 0.06%
1.75%, 05/30/2019		300	307		Clear Channel Worldwide Holdings Inc
					7.63%, 03/15/2020(e)		25		23
					7.63%, 03/15/2020(e)		250		239
Food - 0.16%									$262
Kraft Foods Inc
1.34%, 07/10/2013(g)		700	704		Mining - 0.18%
					BHP Billiton Finance USA Ltd
					0.74%, 02/18/2014(g)		515		517
Forest Products & Paper - 0.05%					Xstrata Finance Canada Ltd
Celulosa Arauco y Constitucion SA					4.95%, 11/15/2021(e)		300		314
4.75%, 01/11/2022(e)		240	243						$831

					Mortgage Backed Securities - 2.87%
Gas - 0.05%					American Home Mortgage Investment Trust
China Resources Gas Group Ltd					2.24%, 09/25/2045(g)		7		6
4.50%, 04/05/2022(e)		225	222
					Banc of America Funding Corp
					0.57%, 12/20/2034(g)		222		154
Hand & Machine Tools - 0.09%					Banc of America Large Loan Inc
Mcron Finance Sub LLC / Mcron Finance					1.99%, 11/15/2015(e),(g)		1,032		965
Corp					Banc of America Mortgage Securities Inc
8.38%, 05/15/2019(e)		410	404		2.97%, 02/25/2034(g)		138		127
					Bear Stearns Adjustable Rate Mortgage Trust
					2.78%, 02/25/2036(g)		268		161
Healthcare - Services - 0.14%					2.91%, 01/25/2035(g)		10		8
HCA Inc					Bear Stearns Commercial Mortgage
7.25%, 09/15/2020		590	643		Securities
					5.81%, 05/11/2039(e),(g)		105		105
Holding Companies - Diversified - 0.25%					Citicorp Mortgage Securities Inc
Hutchison Whampoa International 11 Ltd					0.59%, 09/25/2035(g)		196		188
4.63%, 01/13/2022(e)		483	498		Citimortgage Alternative Loan Trust
Votorantim Cimentos SA					6.00%, 07/25/2036		101		74
7.25%, 04/05/2041(e)		650	632		6.00%, 06/25/2037(g)		269		194
			$1,130

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Countrywide Home Loan Mortgage Pass				Washington Mutual Alternative Mortgage
Through Trust				Pass-Through Certificates
0.51%, 04/25/2035(g)	$216	$130		6.00%, 03/25/2036(g)		$312		$220
0.56%, 03/25/2035(g)	390	194		Wells Fargo Mortgage Backed Securities
2.61%, 09/20/2034(g)	109	90		Trust
3.75%, 01/20/2035(g)	224	163		2.65%, 02/25/2034(g)		176		164
CW Capital Cobalt Ltd				5.50%, 11/25/2035		123		125
5.25%, 08/15/2048	325	308		5.50%, 01/25/2036(g)		177		175
Deutsche ALT-A Securities Inc Alternate Loan								$12,922
Trust
5.50%, 12/25/2035(g)	237	159		Office Furnishings - 0.07%
Fannie Mae Whole Loan				Steelcase Inc
0.64%, 09/25/2032(g)	205	204		6.38%, 02/15/2021		290		309
FHA 221D4 P11/01 GREY 42 NCP
7.43%, 09/01/2022(f)	6	6		Oil & Gas - 0.93%
FHLMC Multifamily Structured Pass Through				Connacher Oil and Gas Ltd
Certificates				8.50%, 08/01/2019(e)		430		400
1.59%, 10/25/2021(c),(g)	199	23		Dolphin Energy Ltd
First Horizon Asset Securities Inc				5.50%, 12/15/2021(e)		250		270
2.68%, 08/25/2035(g)	427	346		Nabors Industries Inc
GMAC Mortgage Corp Loan Trust				9.25%, 01/15/2019		245		323
2.94%, 11/19/2035(g)	625	493		OGX Austria GmbH
GS Mortgage Securities Corp II				8.38%, 04/01/2022(e)		500		474
5.79%, 08/10/2045(g)	450	383		Petrobras International Finance Co - Pifco
GSR Mortgage Loan Trust				5.38%, 01/27/2021		620		662
2.66%, 12/25/2034(g)	959	901		Petroleos Mexicanos
Harborview Mortgage Loan Trust				7.65%, 11/24/2021(e)	MXN	6,500		459
0.58%, 06/20/2035(g)	735	573		SandRidge Energy Inc
Indymac Index Mortgage Loan Trust				8.13%, 10/15/2022(e)		$175		172
5.05%, 05/25/2036(g)	329	243		Sinopec Group Overseas Development 2012
JP Morgan Alternative Loan Trust				Ltd
5.29%, 03/25/2036(g)	48	33		3.90%, 05/17/2022(e)		475		484
JP Morgan Chase Commercial Mortgage				Talisman Energy Inc
Securities Corp				5.50%, 05/15/2042		415		426
2.14%, 11/15/2028(c),(e),(g)	1,100	1,104		TNK-BP Finance SA
5.46%, 01/15/2049	160	149		6.63%, 03/20/2017		500		538
Lehman Mortgage Trust								$4,208
5.50%, 02/25/2036	71	62
Mastr Adjustable Rate Mortgages Trust				Oil & Gas Services - 0.09%
2.84%, 04/25/2036(g)	426	315		Global Geophysical Services Inc
Merrill Lynch/Countrywide Commercial				10.50%, 05/01/2017		410		400
Mortgage Trust
5.86%, 09/12/2049	325	272		Other Asset Backed Securities - 0.65%
MLCC Mortgage Investors Inc				Countrywide Asset-Backed Certificates
0.49%, 11/25/2035(g)	117	96		0.39%, 06/25/2047(g)		1,200		664
0.49%, 11/25/2035(g)	663	528		0.74%, 08/25/2047(g)		800		718
Morgan Stanley Mortgage Loan Trust				Diamond Resorts Owner Trust
6.00%, 08/25/2036(g)	323	244		9.31%, 03/20/2026(e)		154		163
Morgan Stanley Reremic Trust				JP Morgan Mortgage Acquisition Corp
5.79%, 08/15/2045(e),(g)	500	502		0.35%, 08/25/2036(g)		513		169
Residential Accredit Loans Inc				Merrill Lynch Mortgage Investors Inc
0.49%, 08/25/2037(g)	969	570		0.32%, 09/25/2037(g)		79		17
Residential Funding Mortgage Securities I				Residential Asset Mortgage Products Inc
Inc				0.42%, 10/25/2036(g)		161		133
2.97%, 08/25/2035(g)	100	82		Sierra Receivables Funding Co LLC
5.75%, 01/25/2036	67	62		2.84%, 05/20/2019(e)		156		157
Structured Asset Mortgage Investments Inc				Triaxx Prime CDO
0.45%, 04/25/2036(g)	802	446		0.50%, 10/02/2039(e),(g)		312		244
Structured Asset Securities Corp				0.50%, 10/02/2039(e),(g)		859		663
2.51%, 01/25/2032(g)	34	25						$2,928
Thornburg Mortgage Securities Trust
1.49%, 06/25/2037(g)	91	76		Packaging & Containers - 0.06%
5.75%, 06/25/2037(g)	453	397		Rock-Tenn Co
WaMu Mortgage Pass Through Certificates				4.45%, 03/01/2019(e)		250		256
0.90%, 01/25/2047(g)	1,078	709
1.55%, 08/25/2042(g)	24	19
2.66%, 07/25/2046(g)	449	349		Pharmaceuticals - 0.05%
				Valeant Pharmaceuticals International
				6.75%, 08/15/2021(e)		250		230

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	CONVERTIBLE BONDS - 7.47%	Amount (000's)		Value	(000	's)

Pipelines - 0.21%					Aerospace & Defense - 0.10%
Energy Transfer Partners LP					L-3 Communications Holdings Inc
6.50%, 02/01/2042		$635	$674		3.00%, 08/01/2035(b)		$475		$462
Rockies Express Pipeline LLC
6.88%, 04/15/2040(e)		305	252
					Airlines - 0.06%
			$926		Lufthansa Malta Blues LP
Real Estate - 0.06%					0.75%, 04/05/2017	EUR	200		255
ProLogis LP
6.63%, 05/15/2018		250	289		Automobile Manufacturers - 0.05%
					Ford Motor Co
Retail - 0.05%					4.25%, 11/15/2016		$150		217
PVH Corp
7.38%, 05/15/2020		220	240		Biotechnology - 0.27%
					Gilead Sciences Inc
Software - 0.06%					1.63%, 05/01/2016(b)		825		1,055
BMC Software Inc					Vertex Pharmaceuticals Inc
4.25%, 02/15/2022		250	256		3.35%, 10/01/2015		140		187
									$1,242

Sovereign - 1.01%					Coal - 0.04%
Australia Government Bond					Peabody Energy Corp
5.50%, 04/21/2023	AUD	100	120		4.75%, 12/15/2066		230		199
Brazilian Government International Bond
8.50%, 01/05/2024	BRL	550	287
Canadian Government Bond					Commercial Services - 0.75%
					Avis Budget Group Inc
1.00%, 02/01/2015	CAD	325	314		3.50%, 10/01/2014(b)		1,000		1,199
1.75%, 03/01/2013		1,600	1,557
					Hertz Global Holdings Inc
3.00%, 12/01/2015		375	385		5.25%, 06/01/2014 (b)		1,250		2,175
Mexican Bonos
6.00%, 06/18/2015(g)	MXN	93	669						$3,374
8.00%, 12/19/2013(g)		5,500	402		Computers - 0.57%
8.50%, 12/13/2018(g)		5,000	408		Cadence Design Systems Inc
Russian Foreign Bond - Eurobond					2.63%, 06/01/2015(b)		350		511
4.50%, 04/04/2022(e)		$400	408		EMC Corp/MA
			$4,550		1.75%, 12/01/2013		75		115
					NetApp Inc
Telecommunications - 1.30%					1.75%, 06/01/2013(b)		1,000		1,105
Alcatel-Lucent/France					SanDisk Corp
8.50%, 01/15/2016	EUR	480	570		1.50%, 08/15/2017(b)		850		845
Brasil Telecom SA
9.75%, 09/15/2016(e)	BRL	1,205	633						$2,576
CenturyLink Inc					Food - 0.24%
7.60%, 09/15/2039		$480	457		Smithfield Foods Inc
Clearwire Communications LLC/Clearwire					4.00%, 06/30/2013(b)		1,000		1,072
Finance Inc
12.00%, 12/01/2015(e)		1,155	1,008
Frontier Communications Corp					Home Builders - 0.72%
9.00%, 08/15/2031		159	145		DR Horton Inc
					2.00%, 05/15/2014(b)		1,325		1,834
Intelsat Jackson Holdings SA
7.25%, 10/15/2020(e)		325	323		Lennar Corp
					2.00%, 12/01/2020(b),(e)		925		1,081
Level 3 Financing Inc					3.25%, 11/15/2021(e)		225		309
8.75%, 02/15/2017		475	490
Telecom Italia Capital SA									$3,224
6.00%, 09/30/2034		65	50		Internet - 0.76%
7.72%, 06/04/2038		425	374		Equinix Inc
Telefonica Emisiones SAU					4.75%, 06/15/2016		1,000		2,056
5.13%, 04/27/2020		75	66		priceline.com Inc
5.46%, 02/16/2021		135	121		1.00%, 03/15/2018(e)		100		103
5.60%, 03/12/2020	GBP	200	277		VeriSign Inc
7.05%, 06/20/2036		$375	333		3.25%, 08/15/2037(b)		1,000		1,264
Telemar Norte Leste SA									$3,423
5.50%, 10/23/2020(e)		500	493
Virgin Media Finance PLC					Investment Companies - 0.12%
5.25%, 02/15/2022		260	253		Ares Capital Corp
Virgin Media Secured Finance PLC					5.75%, 02/01/2016(e)		525		530
6.50%, 01/15/2018		225	245
			$5,838		Iron & Steel - 0.24%
TOTAL BONDS			$70,122		Allegheny Technologies Inc
					4.25%, 06/01/2014(b)		50		58

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

	Principal				Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value (000	's)	MUNICIPAL BONDS - 0.76%	Amount (000's)	Value	(000	's)

Iron & Steel (continued)				California - 0.29%
United States Steel Corp				Bay Area Toll Authority
4.00%, 05/15/2014(b)	$1,000	$1,007		7.04%, 04/01/2050	$500		$708
		$1,065		State of California
				7.70%, 11/01/2030	500		595
Machinery - Diversified - 0.19%							$1,303
Chart Industries Inc
2.00%, 08/01/2018	725	843		Illinois - 0.14%
				Chicago Transit Authority
Media - 0.29%				6.90%, 12/01/2040	500		608
XM Satellite Radio Inc
7.00%, 12/01/2014(b),(e)	1,000	1,296		New York - 0.27%
				Metropolitan Transportation Authority
				7.13%, 11/15/2030	500		596
Mining - 0.32%
Alcoa Inc				New York City Municipal Water Finance
5.25%, 03/15/2014(b)	986	1,456		Authority
				5.72%, 06/15/2042	500		645
							$1,241
Oil & Gas - 0.41%
Chesapeake Energy Corp				Texas - 0.06%
2.50%, 05/15/2037	206	169		North Texas Higher Education Authority
				1.47%, 04/01/2040(g)	264		257
2.75%, 11/15/2035	65	58
Pioneer Natural Resources Co
2.88%, 01/15/2038(b)	975	1,612		TOTAL MUNICIPAL BONDS			$3,409
		$1,839		SENIOR FLOATING RATE INTERESTS -	Principal
				1.19%	Amount (000's)	Value	(000	's)
Real Estate - 0.22%
ProLogis LP				Advertising - 0.03%
3.25%, 03/15/2015(b)	900	981		Visant Corp, Term Loan
				5.25%, 12/22/2016(g)	$164		$158
REITS - 1.42%
Annaly Capital Management Inc				Aerospace & Defense - 0.03%
5.00%, 05/15/2015	100	97		TASC Inc, Term Loan
				4.50%, 12/18/2015(g)	160		156
Boston Properties LP
3.63%, 02/15/2014(b),(c),(e)	750	805
DDR Corp				Automobile Parts & Equipment - 0.02%
1.75%, 11/15/2040(b)	1,000	1,050		TI Group Automotive Systems LLC, Term
Digital Realty Trust LP				Loan
5.50%, 04/15/2029(b),(e)	425	739		6.75%, 03/09/2018(g)	80		79
Health Care REIT Inc
3.00%, 12/01/2029(b)	925	1,064
Host Hotels & Resorts LP				Beverages - 0.01%
2.50%, 10/15/2029(b),(e)	1,000	1,275		DS Waters of America Inc, Term Loan
				10.50%, 08/25/2017(g)	35		35
SL Green Operating Partnership LP
3.00%, 10/15/2017(b),(e)	1,250	1,378
		$6,408		Building Materials - 0.02%
				CPG International Inc, Term Loan
Retail - 0.04%				6.00%, 02/18/2017(g)	109		105
Charming Shoppes Inc
1.13%, 05/01/2014	175	174
				Chemicals - 0.09%
				Ascend Performance Materials LLC, Term
Semiconductors - 0.63%				Loan B
Intel Corp				6.75%, 04/04/2018(g)	130		126
3.25%, 08/01/2039	80	105
				PL Propylene LLC, Term Loan B
Microchip Technology Inc				7.00%, 03/29/2017(g)	131		130
2.13%, 12/15/2037(b)	1,175	1,382
Micron Technology Inc				Taminco Global Chemical Corp, Term Loan
1.88%, 08/01/2031(e)	130	112		B1
				5.25%, 05/31/2019(g)	85		85
2.38%, 05/01/2032(e)	100	89		Univar Inc, Term Loan B
Xilinx Inc				5.00%, 06/30/2017(g)	55		53
3.13%, 03/15/2037(b)	1,000	1,147
		$2,835					$394
				Coal - 0.09%
Telecommunications - 0.03%				Arch Coal Inc, Term Loan
Ciena Corp				5.75%, 05/14/2018(g)	430		417
3.75%, 10/15/2018(e)	125	127
TOTAL CONVERTIBLE BONDS		$33,598

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Commercial Services - 0.03%			Packaging & Containers - 0.02%
On Assignment Inc, Term Loan B			Tricorbraun Inc, Term Loan
0.00%, 05/01/2019(g),(i)	$115	$114	5.50%, 04/30/2018(g)	$85	$85
Computers - 0.01%			Pharmaceuticals - 0.08%
Kronos Inc/MA, Term Loan C			Grifols Inc, Term Loan B
6.25%, 12/21/2017(g)	45	45	4.50%, 06/01/2017(g)	120	118
			NBTY Inc, Term Loan B1
			4.25%, 10/01/2017(g)	120	119
Diversified Financial Services - 0.10%			Quintiles Corp, Term Loan B
Springleaf Financial Funding Co, Term Loan			5.00%, 06/08/2018(g)	125	123
5.50%, 05/28/2017(g)	500	461
					$360

Electric - 0.01%			Pipelines - 0.06%
AES Corp/The, Term Loan			Energy Transfer Equity LP, Term Loan B
0.00%, 06/01/2018(g),(i)	33	33	3.75%, 03/21/2017(g)	95	92
			NGPL PipeCo LLC, Term Loan B
			6.75%, 05/04/2017(g)	170	166
Electrical Components & Equipment - 0.05%					$258
Generac Power Systems Inc, Term Loan B
0.00%, 06/22/2018(g),(i)	220	217	Semiconductors - 0.01%
			NXP BV, Term Loan B
			5.25%, 02/16/2019(g)	50	49
Hand & Machine Tools - 0.04%
Harbor Freight Tools USA Inc, Term Loan B
0.00%, 11/10/2017(g),(i)	175	173	Software - 0.19%
			Applied Systems Inc, Term Loan B
			0.00%, 12/01/2016(g),(i)	115	114
Healthcare - Products - 0.02%			Blackboard Inc, Term Loan B
Bausch & Lomb Inc, Term Loan B			7.50%, 10/04/2018(g)	55	52
0.00%, 05/10/2019(g),(i)	115	113	Epicor Software Corp, Term Loan B
			5.00%, 05/16/2018(g)	140	136
Healthcare - Services - 0.07%			SS&C Technologies Inc, Term Loan B1
Health Management Associates Inc, Term			0.00%, 05/23/2019(g),(i)	417	415
Loan A			SS&C Technologies Inc, Term Loan B2
3.22%, 11/18/2016(g)	88	85	0.00%, 05/23/2019(g),(i)	43	43
Kindred Healthcare Inc, Term Loan			TriZetto Group Inc/The, Term Loan B
5.25%, 06/01/2018(g)	50	48	4.75%, 05/02/2018(g)	95	93
Multiplan Inc, Term Loan B-NEW					$853
4.75%, 08/26/2017(g)	48	47
			Telecommunications - 0.06%
Sheridan Healthcare Inc, Term Loan			Level 3 Financing Inc, Term Loan B3
5.99%, 06/15/2015(g)	125	121	0.00%, 09/01/2018(g),(i)	140	139
		$301	MetroPCS Wireless Inc, Term Loan B3
Insurance - 0.02%			4.00%, 03/19/2018(g)	125	121
AmWINS Group Inc, Hybrid Term Loan					$260
0.00%, 12/07/2019(g),(i)	90	88	TOTAL SENIOR FLOATING RATE INTERESTS		$5,338
			U.S. GOVERNMENT & GOVERNMENT	Principal
			AGENCY OBLIGATIONS - 16.84%	Amount (000's)	Value (000's)
Machinery - Diversified - 0.02%			Federal Home Loan Mortgage Corporation (FHLMC) -
Edwards Cayman Islands II Ltd, Term Loan B-			0.44%
EXT			4.50%, 05/01/2039(j)	$922	$985
5.50%, 05/31/2016(g)	113	112
			4.50%, 11/01/2039(j)	945	1,010
					$1,995
Media - 0.07%
Cequel Communications LLC, Term Loan B			Federal National Mortgage Association (FNMA) - 3.71%
4.00%, 02/10/2019(g)	125	122	3.00%, 06/01/2027(j),(k)	2,000	2,093
			3.50%, 11/01/2025(j)	1,770	1,870
Wolverine Healthcare Analytics, Term Loan			3.50%, 02/01/2026(j)	573	605
0.00%, 05/25/2018(g),(i)	190	187
			3.50%, 04/01/2026(j)	873	922
		$309	3.50%, 09/01/2026(j)	346	366
Miscellaneous Manufacturing - 0.03%			3.50%, 11/01/2041(j)	4,902	5,150
Eastman Kodak Co, DIP Term Loan Multi-			3.50%, 12/01/2041(j)	950	998
Draw			3.50%, 06/01/2042(j),(k)	1,000	1,050
8.50%, 07/26/2013(g)	129	129	4.00%, 05/01/2026(j)	1,665	1,769
			4.00%, 12/01/2039(j)	1,751	1,866
					$16,689
Oil & Gas - 0.01%			Government National Mortgage Association (GNMA) -
Chesapeake Energy Corp, Term Loan
8.50%, 12/01/2017(g)	35	34	2.37%
			3.50%, 06/01/2042(k)	10,000	10,672

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

			(l)	Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
U.S. GOVERNMENT & GOVERNMENT	Principal		these securities totaled $522 or 0.12% of net assets.
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	(m)	Security or a portion of the security was pledged to cover margin
U.S. Treasury - 5.45%			requirements for swap and/or swaption contracts. At the end of the period,
1.25%, 01/31/2019	$900	$917	the value of these securities totaled $1,118 or 0.25% of net assets.
1.38%, 11/30/2018	1,200	1,234	(n) Rate shown is the discount rate of the original purchase.
1.38%, 02/28/2019	500	513
2.00%, 11/15/2021	3,800	3,963
2.13%, 08/15/2021(l),(m)	9,700	10,251
			Unrealized Appreciation (Depreciation)
3.50%, 02/15/2039	5,200	6,120	The net federal income tax unrealized appreciation (depreciation) and federal tax
3.63%, 02/15/2020	1,000	1,184	cost of investments held as of the period end were as follows:
7.50%, 11/15/2024	200	327
		$24,509	Unrealized Appreciation	$17,578
U.S. Treasury Bill - 3.06%			Unrealized Depreciation	(15,141)
0.15%, 09/13/2012(n)	1,000	1,000	Net Unrealized Appreciation (Depreciation)	$2,437
0.15%, 09/20/2012(l),(n)	12,750	12,746	Cost for federal income tax purposes	$408,006
		$13,746
			All dollar amounts are shown in thousands (000's)
U.S. Treasury Inflation-Indexed Obligations - 1.81%
0.13%, 01/15/2022	2,534	2,698	Portfolio Summary (unaudited)
0.63%, 07/15/2021(m)	4,376	4,910	Sector	Percent
0.75%, 02/15/2042	508	541	Consumer, Non-cyclical	11.85%
		$8,149	Government	11.44%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Financial	11.17%
OBLIGATIONS		$75,760	Consumer, Cyclical	9.71%
	Maturity		Mortgage Securities	9.39%
REPURCHASE AGREEMENTS - 0.04%	Amount (000's)	Value (000's)	Industrial	8.65%
U.S. Treasury - 0.04%			Communications	7.67%
United States Treasury Repurchase	$200	$200	Technology	7.13%
Agreement; 0.21% dated 05/31/12 maturing			Energy	5.72%
06/01/12 (collateralized by US Government			Basic Materials	3.51%
Security; $204,000; 2.00%; dated 11/15/21)			Utilities	2.08%
			Asset Backed Securities	1.17%
TOTAL REPURCHASE AGREEMENTS		$200	Revenue Bonds	0.63%
TOTAL PURCHASED OPTIONS - 0.56%		$2,530	Purchased Options	0.56%
			Diversified	0.30%
			General Obligation Unltd	0.13%
TOTAL PURCHASED CREDIT DEFAULT SWAPTIONS - 0.00%		$4	Exchange Traded Funds	0.08%
			Purchased Forward Volatility Agreements	0.02%
TOTAL PURCHASED FORWARD VOLATILITY AGREEMENTS - 0.02%		$86	Purchased Interest Rate Swaptions	0.01%
			Purchased Credit Default Swaptions	0.00%
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.01%		$46	Investments Sold Short	(35.57)%
Total Investments		$410,443	Other Assets in Excess of Liabilities, Net	44.35%
Other Assets in Excess of Liabilities, Net - 8.78%		$39,522	TOTAL NET ASSETS	100.00%
TOTAL NET ASSETS - 100.00%		$449,965

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $84,060 or 18.68% of net assets.
(c) Security is Illiquid
(d)	Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $4,533 or 1.01% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $31,144 or 6.92% of net assets.
(f)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $820 or 0.18% of net assets.
(g)	Variable Rate. Rate shown is in effect at May 31, 2012.
(h)	Security purchased on a when-issued basis.
(i)	This Senior Floating Rate Note will settle after May 31, 2012, at which time the interest rate will be determined.
(j)	This entity was put into conservatorship by the US Government in 2008.
See Notes to Financial Statements for additional information.
(k)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
Notes to Financial Statements for additional information.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

Credit Default Swaps

Buy Protection
		(Pay)/						Upfront	Unrealized
		Receive	Expiration	Notional		Market		Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount		Value		Paid/(Received)	(Depreciation)
Bank of America NA	Costco Wholesale; 5.50%; 03/15/2017	(1.00)%	03/20/2017		$200	$(5	) $	(5)	—
Bank of America NA	DJ ITRAXX16EU2 BP BOA	(1.00)%	12/20/2016	EUR	200	8		4	4
Bank of America NA	iTraxx Japan 16 5 Year	(1.00)%	12/20/2016	JPY	10,000	4		5	(1)
Bank of America NA	Limited Brands; 6.90%; 07/15/2017	(1.00)%	03/20/2017		$200	13		10	3
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	03/20/2017		700	6		4	2
	07/15/2017
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	06/20/2017		100	1		—	1
	07/15/2017
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	06/20/2017		200	1		(2)	3
	11/10/2015
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	03/20/2017		400	1		(2)	3
	11/10/2015
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	03/20/2017		200	(4)		(5)	1
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	03/20/2017		300	(7)		(6)	(1)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	06/20/2017		100	(3)		(3)	—
Bank of America NA	Wal-Mart Stores; 5.88%; 04/05/2027	(1.00)%	06/20/2017		200	(5)		(6)	1
Credit Suisse	Darden Restaurants Inc; 6.00%;	(1.00)%	06/20/2017		425	4		5	(1)
	08/15/2035
Credit Suisse	Gannett Co Inc; 8.75%; 11/15/2014	(5.00)%	06/20/2017		650	(40)		(53)	13
Credit Suisse	Rite Aid Corp; 7.70%; 02/15/2027	(5.00)%	06/20/2017		350	52		36	16
Deutsche Bank AG	Arrow Electronics Inc; 6.88%;	(1.00)%	03/20/2017		100	3		—	3
	06/01/2018
Deutsche Bank AG	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	03/20/2017	EUR	200	21		9	12
Deutsche Bank AG	DJ ITRAXX17EU2 BP DUB	(1.00)%	06/20/2017		9,800	446		146	300
Deutsche Bank AG	DJ ITRAXX17SEN2 BP DUB	(1.00)%	06/20/2017		300	33		15	18
Deutsche Bank AG	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	06/20/2017		$100	(2)		(3)	1
Deutsche Bank AG	Starwood Hotels; 6.75%; 05/15/2018	(1.00)%	03/20/2017		100	2		—	2
Goldman Sachs & Co	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	12/20/2016		100	(2)		(2)	—
Goldman Sachs & Co	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	06/20/2017		100	1		—	1
	07/15/2017
JP Morgan Securities	DJ ITRAXX16SEN2 BP JPM	(1.00)%	12/20/2016	EUR	200	21		11	10
JP Morgan Securities	Lockheed Martin Corp; 7.65%;	(1.00)%	06/20/2017		$100	(1)		(2)	1
	05/01/2016
JP Morgan Securities	Northrop Grumman Corp; 7.75%;	(1.00)%	06/20/2017		100	(2)		(3)	1
	02/15/2031
JP Morgan Securities	Raytheon Co; 7.20%; 08/15/2027	(1.00)%	06/20/2017		100	(2)		(3)	1
Merrill Lynch	Bank of Scotland PLC; 0.50%;	(1.00)%	06/20/2017	EUR	600	34		30	4
	05/10/2013
Merrill Lynch	Belgium Kingdom; 4.25%; 09/28/2014	(1.00)%	06/20/2017		$2,000	168		161	7
Merrill Lynch	CDX.17.EM.500	(5.00)%	06/20/2017		2,800	(210)		(309)	99
Merrill Lynch	CDX.18.HY.500	(5.00)%	06/20/2017		1,000	70		67	3
Merrill Lynch	CDX.18.HY.500	(5.00)%	06/20/2017		1,000	71		27	44
Merrill Lynch	CDX.18.HY.500	(5.00)%	06/20/2017		900	63		62	1
Merrill Lynch	CDX.18.HY.500	(5.00)%	06/20/2017		700	49		43	6
Merrill Lynch	CDX.18.IG.100	(1.00)%	06/20/0217		700	8		—	8
Merrill Lynch	CDX.18.IG.100	(1.00)%	06/20/2017		1,300	14		1	13
Merrill Lynch	CenturyLink Inc; 6.00%; 04/01/2017	(1.00)%	06/20/2017		700	61		48	13
Merrill Lynch	iStar Financial Inc; 5.875%; 03/15/2016	(5.00)%	06/20/2017		350	41		31	10
Merrill Lynch	ITRX EUR SUB FIN S17 500	(5.00)%	06/20/2017	EUR	2,350	(10)		8	(18)
Merrill Lynch	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	03/20/2017		$1,100	11		4	7
	07/15/2017
Merrill Lynch	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	03/20/2017		1,100	12		—	12
	07/15/2017
Merrill Lynch	New York Times Co/The; 5.00%;	(1.00)%	06/20/2017		650	68		56	12
	03/15/2015
Merrill Lynch	Republic of South Africa; 6.50%;	(1.00)%	06/20/2017		2,000	94		90	4
	06/02/2014
Merrill Lynch	Seagate Technology HDD Holdings;	(5.00)%	06/20/2017		500	(45)		(48)	3
	6.80%; 10/01/2016
Merrill Lynch	Sprint Nextel Corp; 6.00%; 12/01/2016	(5.00)%	06/20/2015		300	16		12	4
Merrill Lynch	Sprint Nextel Corp; 6.00%; 12/01/2016	(5.00)%	06/20/2015		400	21		31	(10)
Merrill Lynch	Sprint Nextel Corp; 6.00%; 12/01/2016	(5.00)%	03/20/2015		300	13		15	(2)
Merrill Lynch	Textron Financial Corp; 5.125%;	(1.00)%	03/20/2017		700	(13)		(21)	8
	08/15/2014
Merrill Lynch	TransAlta Corp; 5.75%; 12/15/2013	(1.00)%	06/20/2017		250	17		12	5
Merrill Lynch	Turkey Government International	(1.00)%	03/20/2017		500	41		32	9
	Bond;11.875%; 01/15/2030

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
			(Pay)/						Upfront	Unrealized
			Receive	Expiration	Notional		Market		Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity		Fixed Rate	Date	Amount		Value		Paid/(Received)	(Depreciation)
Merrill Lynch	Turkey Government International		(1.00)%	03/20/2017		$500	$41		$27	$14
	Bond;11.875%; 01/15/2030
UBS AG	DJ ITRAXX9EU 10YR TRANCHE		(0.25)%	06/20/2018	EUR	1,800	61		14	47
	22-100 BP UAG
UBS AG	Iberdrola Finanzas SAU; 3.50%;		(1.00)%	06/20/2017		450	75		56	19
	06/22/2015
UBS AG	Marriott International Inc; 5.81%;		(1.00)%	03/20/2017		$100	—		(1)	1
	11/10/2015
UBS AG	Turkey Government International		(1.00)%	06/20/2017		800	72		55	17
	Bond;11.875%; 01/15/2030
Total							$1,387		$653	$734

Sell Protection
		Implied
		Credit Spread	(Pay)/						Upfront	Unrealized
		as of May 31,	Receive	Expiration	Notional		Market		Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	2012(c)	Fixed Rate	Date	Amount (a)		Value (b)		Paid/(Received)	(Depreciation)
Bank of America NA	CDX.NA.HY.18.5Y	N/A	5.00%	06/20/2017		$380	$(27	) $	(9)	$(18)
Bank of America NA	CDX.NA.HY.18.5Y	N/A	5.00%	06/20/2017		120	(9)		(4)	(5)
Bank of America NA	CDX.NA.HY.18.5Y	N/A	5.00%	06/20/2017		100	(7)		(3)	(4)
Citigroup Inc	CDX.NA.HY.18.5Y	N/A	5.00%	06/20/2017		200	(14)		(5)	(9)
Citigroup Inc	CDX.NA.HY.18.5Y	N/A	5.00%	06/20/2017		100	(7)		(3)	(4)
Credit Suisse	Alcatel-Lucent USA Inc;	11.20%	5.00%	06/20/2017		700	(150)		(153)	3
	6.5%; 01/15/2028
Credit Suisse	Chesapeake Energy Corp;	7.86%	5.00%	06/20/2017		125	(13)		(6)	(7)
	6.625%; 08/15/2020
Credit Suisse	Chesapeake Energy Corp;	7.86%	5.00%	06/20/2017		250	(26)		(17)	(9)
	6.625%; 08/15/2020
Credit Suisse	Chesapeake Energy Corp;	7.86%	5.00%	06/20/2017		175	(18)		(24)	6
	6.625%; 08/15/2020
Deutsche Bank AG	CDX.NA.HY.18.5Y	N/A	5.00%	06/20/2017		100	(7)		(3)	(4)
Merrill Lynch	Chesapeake Energy Corp;	7.86%	5.00%	06/20/2017		100	(10)		(7)	(3)
	6.625%; 08/15/2020
Merrill Lynch	Chesapeake Energy Corp;	7.86%	5.00%	06/20/2017		300	(31)		(14)	(17)
	6.625%; 08/15/2020
Merrill Lynch	MGM Resorts	7.47%	5.00%	03/20/2017		200	(19)		(12)	(7)
	International; 7.625%;
	01/15/2017
UBS AG	MGM Resorts	7.62%	5.00%	06/20/2017		425	(44)		(44)	—
	International; 7.625%;
	01/15/2017
Total							$(382	) $	(304)	$(78)

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/				Upfront	Unrealized
		Receive	Expiration	Notional	Market	Premiums	Appreciation/
	Reference Entity	Fixed Rate	Date	Amount	Value	Paid/(Received)	(Depreciation)
	CDX.HY.17.5Y	(5.00)%	12/20/2016	$485	$29	$29	—
	CDX.HY.18.5Y	(5.00)%	06/20/2017	300	22	22	—
	CDX.IG.17.5Y	(1.00)%	12/20/2016	200	2	—	2
	CDX.IG.18.5Y	(1.00)%	06/20/2017	200	2	(1)	3

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund May 31, 2012 (unaudited)

Exchange Cleared Credit Default Swaps (continued)

Buy Protection (continued)
		(Pay)/				Upfront	Unrealized
		Receive	Expiration	Notional	Market	Premiums	Appreciation/
	Reference Entity	Fixed Rate	Date	Amount	Value	Paid/(Received)	(Depreciation)
Total					$55	$50	$5

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty	Delivery Date		Contracts to Accept	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	Barclays Bank PLC	06/07/2012		1,313,000	$1,320	$1,279	$(41)
Australian Dollar	Barclays Bank PLC	06/12/2012		400,000	394	389	(5)
Australian Dollar	Deutsche Bank AG	06/07/2012		3,824,000	3,892	3,724	(168)
Australian Dollar	JP Morgan Securities	06/07/2012		241,000	237	235	(2)
Australian Dollar	Royal Bank of Scotland PLC	06/20/2012		7,542,000	7,774	7,335	(439)
Australian Dollar	UBS AG	06/07/2012		242,000	236	236	—
Brazilian Real	Credit Suisse	11/05/2012		2,550,000	1,267	1,234	(33)
Brazilian Real	Goldman Sachs & Co	06/04/2012		858,252	444	426	(18)
Brazilian Real	Royal Bank of Scotland PLC	06/20/2012		1,190,000	637	588	(49)
Brazilian Real	UBS AG	06/04/2012		148,687	77	74	(3)
Brazilian Real	UBS AG	08/02/2012		1,006,939	510	494	(16)
Brazilian Real	UBS AG	11/05/2012		355,333	179	172	(7)
British Pound	Credit Suisse	06/06/2012		200,000	310	308	(2)
British Pound	Credit Suisse	08/02/2012		505,000	815	778	(37)
British Pound	Royal Bank of Scotland PLC	06/20/2012		4,562,000	7,297	7,030	(267)
Canadian Dollar	Royal Bank of Scotland PLC	06/20/2012		5,276,000	5,316	5,107	(209)
Chilean Peso	Royal Bank of Scotland PLC	06/20/2012		34,624,000	70	67	(3)
Chinese Renminbi	Barclays Bank PLC	02/01/2013		31,054,192	4,926	4,864	(62)
Colombian Peso	Royal Bank of Scotland PLC	06/20/2012		110,000,000	61	60	(1)
Czech Republic Koruna	Royal Bank of Scotland PLC	06/20/2012		3,100,000	161	149	(12)
Danish Krone	Royal Bank of Scotland PLC	06/20/2012		2,572,000	454	428	(26)
Euro	Barclays Bank PLC	07/16/2012		100,000	130	124	(6)
Euro	Credit Suisse	06/11/2012		1,539,923	1,955	1,904	(51)
Euro	Credit Suisse	07/31/2012		140,000	179	173	(6)
Euro	Royal Bank of Scotland PLC	06/20/2012		8,415,000	11,029	10,405	(624)
Euro	UBS AG	07/16/2012		292,000	375	361	(14)
Hong Kong Dollar	UBS AG	08/17/2012		2,649,824	342	342	—
Hungary Forint	Royal Bank of Scotland PLC	06/20/2012		437,000,000	1,938	1,794	(144)
Indian Rupee	Goldman Sachs & Co	07/12/2012		32,691,200	640	578	(62)
Indian Rupee	Royal Bank of Scotland PLC	06/20/2012		74,000,000	1,368	1,314	(54)
Indian Rupee	UBS AG	07/12/2012		7,105,680	139	126	(13)
Indonesia Rupiah	Royal Bank of Scotland PLC	06/20/2012		1,300,000,000	140	138	(2)
Israeli Shekel	Royal Bank of Scotland PLC	06/20/2012		1,130,000	298	289	(9)
Japanese Yen	Credit Suisse	06/11/2012		157,000,000	1,968	2,004	36
Japanese Yen	Credit Suisse	06/25/2012		161,000,000	2,026	2,055	29
Japanese Yen	Deutsche Bank AG	06/07/2012		16,113,000	201	206	5
Japanese Yen	JP Morgan Securities	06/07/2012		16,034,000	202	205	3
Japanese Yen	Royal Bank of Scotland PLC	06/20/2012		1,280,093,000	15,909	16,341	432
Malaysian Ringgit	JP Morgan Securities	07/16/2012		3,229,257	1,047	1,016	(31)
Malaysian Ringgit	Royal Bank of Scotland PLC	06/20/2012		1,250,000	407	394	(13)
Mexican Peso	Barclays Bank PLC	06/15/2012		13,137,737	1,013	914	(99)
Mexican Peso	JP Morgan Securities	08/15/2012		13,137,737	1,005	909	(96)
Mexican Peso	Merrill Lynch	06/11/2012		35,200,000	2,515	2,451	(64)
Mexican Peso	Royal Bank of Scotland PLC	06/20/2012		31,697,000	2,433	2,205	(228)
New Zealand Dollar	Royal Bank of Scotland PLC	06/20/2012		13,486,000	10,979	10,151	(828)
Norwegian Krone	Royal Bank of Scotland PLC	06/20/2012		77,231,000	13,488	12,625	(863)
Philippine Peso	Royal Bank of Scotland PLC	06/20/2012		5,500,000	129	126	(3)
Polish Zloty	Royal Bank of Scotland PLC	06/20/2012		6,993,000	2,221	1,970	(251)
Russian Ruble	Royal Bank of Scotland PLC	06/20/2012		54,586,000	1,826	1,631	(195)
Singapore Dollar	Royal Bank of Scotland PLC	06/20/2012		1,740,000	1,391	1,351	(40)
South African Rand	Royal Bank of Scotland PLC	06/20/2012		2,800,000	356	329	(27)
South Korean Won	Royal Bank of Scotland PLC	06/20/2012		4,740,000,000	4,204	4,015	(189)
Swedish Krona	Royal Bank of Scotland PLC	06/20/2012		52,954,000	7,868	7,286	(582)
Swiss Franc	Royal Bank of Scotland PLC	06/20/2012		425,000	458	438	(20)
Taiwan New Dollar	Barclays Bank PLC	11/30/2012		22,603,535	767	761	(6)
Taiwan New Dollar	Royal Bank of Scotland PLC	06/20/2012		60,700,000	2,075	2,035	(40)
Taiwan New Dollar	UBS AG	06/05/2012		22,603,535	768	757	(11)
Turkish Lira	Royal Bank of Scotland PLC	06/20/2012		7,720,000	4,245	4,124	(121)
Total							$(5,587)

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	Bank of America NA	06/07/2012	8,171,000	$8,424	$7,957	$467
Australian Dollar	Merrill Lynch	06/12/2012	400,000	403	389	14
Australian Dollar	Royal Bank of Scotland PLC	06/20/2012	11,508,000	11,806	11,192	614
Brazilian Real	Credit Suisse	06/25/2012	875,000	424	432	(8)
Brazilian Real	Credit Suisse	11/05/2012	2,550,000	1,217	1,234	(17)
Brazilian Real	Royal Bank of Scotland PLC	06/20/2012	7,062,000	3,716	3,490	226
Brazilian Real	UBS AG	06/04/2012	1,006,939	514	499	15
British Pound	Credit Suisse	06/06/2012	200,000	319	308	11
British Pound	Credit Suisse	08/02/2012	505,000	820	778	42
British Pound	Credit Suisse	09/04/2012	200,000	310	308	2
British Pound	Royal Bank of Scotland PLC	06/20/2012	2,961,000	4,670	4,563	107
British Pound	UBS AG	06/12/2012	633,000	997	975	22
Canadian Dollar	Barclays Bank PLC	06/21/2012	16,000	16	15	1
Canadian Dollar	Credit Suisse	06/22/2012	250,000	245	242	3
Canadian Dollar	Royal Bank of Scotland PLC	06/20/2012	3,722,000	3,702	3,603	99
Canadian Dollar	Royal Bank of Scotland PLC	06/29/2012	205,000	199	198	1
Canadian Dollar	Royal Bank of Scotland PLC	07/10/2012	235,596	236	228	8
Canadian Dollar	Royal Bank of Scotland PLC	07/13/2012	143,741	146	139	7
Canadian Dollar	Royal Bank of Scotland PLC	07/16/2012	396,632	397	384	13
Canadian Dollar	Royal Bank of Scotland PLC	11/30/2012	151,904	152	147	5
Chilean Peso	Royal Bank of Scotland PLC	06/20/2012	54,278,000	108	105	3
Colombian Peso	Merrill Lynch	06/27/2012	430,000,000	242	235	7
Czech Republic Koruna	Royal Bank of Scotland PLC	06/20/2012	25,300,000	1,333	1,217	116
Danish Krone	Royal Bank of Scotland PLC	06/20/2012	694,000	119	116	3
Euro	Bank of America NA	07/16/2012	2,176,000	2,845	2,691	154
Euro	Barclays Bank PLC	06/14/2012	41,000	54	51	3
Euro	BNP Paribas	06/14/2012	14,000	18	17	1
Euro	Credit Suisse	06/07/2012	654,000	855	809	46
Euro	Credit Suisse	06/11/2012	1,510,342	1,968	1,868	100
Euro	Credit Suisse	06/14/2012	447,000	580	553	27
Euro	Credit Suisse	06/15/2012	90,000	116	111	5
Euro	Credit Suisse	06/18/2012	547,000	702	676	26
Euro	Credit Suisse	06/25/2012	1,612,197	2,026	1,993	33
Euro	Credit Suisse	06/26/2012	207,000	264	256	8
Euro	Credit Suisse	07/02/2012	1,650,000	2,045	2,040	5
Euro	Credit Suisse	07/31/2012	140,000	184	173	11
Euro	JP Morgan Securities	06/14/2012	126,000	168	156	12
Euro	Merrill Lynch	07/03/2012	130,000	163	161	2
Euro	Royal Bank of Scotland PLC	06/20/2012	20,187,000	26,376	24,961	1,415
Euro	Royal Bank of Scotland PLC	08/30/2012	265,611	352	329	23
Euro	Royal Bank of Scotland PLC	09/19/2012	110,014	144	136	8
Euro	Royal Bank of Scotland PLC	04/05/2013	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	04/07/2014	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	04/07/2015	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	04/05/2016	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	04/05/2017	1,500	2	2	—
Euro	UBS AG	06/14/2012	8,000	11	10	1
Hong Kong Dollar	Royal Bank of Scotland PLC	06/20/2012	3,906,000	503	503	—
Hungary Forint	JP Morgan Securities	08/14/2012	135,330,228	614	552	62
Hungary Forint	Royal Bank of Scotland PLC	06/20/2012	7,000,000	30	29	1
Indian Rupee	Credit Suisse	06/25/2012	34,300,000	619	608	11
Indian Rupee	Deutsche Bank AG	07/12/2012	29,762,450	545	526	19
Indian Rupee	Royal Bank of Scotland PLC	06/20/2012	184,437,000	3,552	3,274	278
Indian Rupee	UBS AG	07/12/2012	10,910,000	200	193	7
Indonesia Rupiah	Royal Bank of Scotland PLC	06/20/2012	2,776,156,000	300	295	5
Israeli Shekel	Royal Bank of Scotland PLC	06/20/2012	11,230,000	2,951	2,876	75
Japanese Yen	Barclays Bank PLC	06/07/2012	247,635,000	3,013	3,160	(147)
Japanese Yen	Credit Suisse	06/11/2012	157,000,000	1,956	2,004	(48)
Japanese Yen	Royal Bank of Scotland PLC	06/20/2012	1,331,444,000	16,246	16,997	(751)
Japanese Yen	UBS AG	06/07/2012	6,514,000	82	83	(1)
Malaysian Ringgit	Barclays Bank PLC	07/16/2012	3,232,645	1,049	1,017	32
Malaysian Ringgit	Royal Bank of Scotland PLC	06/20/2012	2,145,000	699	676	23
Mexican Peso	Barclays Bank PLC	09/27/2012	1,027,198	79	71	8
Mexican Peso	JP Morgan Securities	06/15/2012	13,137,737	1,010	914	96
Mexican Peso	JP Morgan Securities	09/27/2012	1,053,851	81	73	8
Mexican Peso	Merrill Lynch	06/11/2012	35,200,000	2,563	2,451	112
Mexican Peso	Merrill Lynch	07/06/2012	14,500,000	1,030	1,007	23
Mexican Peso	Royal Bank of Scotland PLC	06/20/2012	30,691,000	2,305	2,135	170
Mexican Peso	UBS AG	09/27/2012	4,162,160	320	287	33
New Zealand Dollar	Royal Bank of Scotland PLC	06/20/2012	15,369,000	12,076	11,568	508

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Norwegian Krone	Royal Bank of Scotland PLC	06/20/2012	32,611,000	$5,607	$5,331	$276
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	06/20/2012	42,000	16	16	—
Philippine Peso	Royal Bank of Scotland PLC	06/20/2012	118,100,000	2,761	2,712	49
Polish Zloty	Royal Bank of Scotland PLC	06/20/2012	1,412,000	428	398	30
Russian Ruble	Royal Bank of Scotland PLC	06/20/2012	58,423,000	1,928	1,746	182
Singapore Dollar	Royal Bank of Scotland PLC	06/20/2012	4,640,000	3,693	3,601	92
South African Rand	Royal Bank of Scotland PLC	06/20/2012	20,621,000	2,637	2,425	212
South Korean Won	Royal Bank of Scotland PLC	06/20/2012	1,479,078,000	1,284	1,253	31
South Korean Won	UBS AG	07/12/2012	8,024,300	7	7	—
Swedish Krona	Royal Bank of Scotland PLC	06/20/2012	36,413,000	5,289	5,010	279
Swiss Franc	Credit Suisse	08/09/2012	105,000	115	108	7
Swiss Franc	Royal Bank of Scotland PLC	06/08/2012	57,153	60	59	1
Swiss Franc	Royal Bank of Scotland PLC	06/20/2012	6,260,000	6,729	6,448	281
Taiwan New Dollar	Barclays Bank PLC	06/05/2012	22,603,535	762	757	5
Taiwan New Dollar	Royal Bank of Scotland PLC	06/20/2012	47,639,000	1,618	1,597	21
Thailand Baht	Royal Bank of Scotland PLC	06/20/2012	2,836,000	90	89	1
Turkish Lira	Royal Bank of Scotland PLC	06/20/2012	1,197,000	651	639	12
Total						$5,644

All dollar amounts are shown in thousands (000's)

See accompanying notes.

			Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

Futures Contracts

								Unrealized
Type		Long/Short	Contracts		Notional Value	Market Value		Appreciation/(Depreciation)
90 day Eurodollar; December 2012		Short	65		$16,161		$16,151	$10
90 day Eurodollar; December 2013		Long	5		1,242		1,242	—
90 day Eurodollar; March 2013		Short	2		497		497	—
90 day Eurodollar; March 2014		Long	5		1,240		1,241	1
90 day Eurodollar; September 2012		Short	109		27,108		27,099	9
90 day Eurodollar; September 2013		Long	4		993		993	—
90 day Sterling; December 2012		Long	12		2,289		2,290	1
90 day Sterling; December 2013		Long	8		1,525		1,527	2
90 day Sterling; June 2013		Long	7		1,336		1,337	1
90 day Sterling; March 2013		Long	5		955		955	—
90 day Sterling; March 2014		Long	8		1,524		1,527	3
90 day Sterling; September 2012		Long	35		6,672		6,679	7
90 day Sterling; September 2013		Long	8		1,525		1,527	2
AEX Index; June 2012		Short	10		737		717	20
Australia 10 Year Bond; June 2012		Long	52		6,105		6,438	333
Australia 3 Year Bond; June 2012		Long	8		846		866	20
CAC40 Index; June 2012		Long	3		110		111	1
Canadian Bank Acceptance; December 2012		Short	28		6,689		6,695	(6)
Canadian Bank Acceptance; September 2012		Short	46		11,002		11,000	2
DAX Index; June 2012		Short	3		616		579	37
DJ Euro Stoxx 50; June 2012		Long	48		1,361		1,249	(112)
DJIA Emini; June 2012		Short	2		125		124	1
Euribor; December 2012		Long	63		19,343		19,369	26
Euribor; December 2013		Long	8		2,453		2,458	5
Euribor; June 2013		Long	8		2,456		2,459	3
Euribor; March 2013		Long	8		2,458		2,460	2
Euribor; March 2014		Long	8		2,451		2,457	6
Euribor; September 2012		Long	85		26,075		26,133	58
Euribor; September 2013		Long	8		2,455		2,459	4
Euro Bund 10 Year Bund; June 2012		Short	73		12,904		13,181	(277)
Euro Swiss; December 2012		Long	4		1,030		1,031	1
Euro Swiss; September 2012		Long	3		773		773	—
FTSE MIB Index; June 2012		Short	3		262		239	23
FTSE100 Index; June 2012		Long	35		3,112		2,853	(259)
Hang Seng Index; June 2012		Short	3		357		358	(1)
HSCEI China Index; June 2012		Short	11		661		675	(14)
Japan Mini 10 Year Bond; June 2012		Short	27		4,902		4,947	(45)
Japan Topix Index; June 2012		Short	7		648		640	8
KOSPI 200 Index; June 2012		Long	7		780		721	(59)
MSCI Singapore Index; June 2012		Short	4		198		198	—
MSCI Taiwan Index; June 2012		Short	44		1,109		1,137	(28)
Russell 2000 Mini; June 2012		Short	9		698		685	13
S&P 500 Emini; June 2012		Short	538		36,526		35,217	1,309
S&P Mid 400 Emini; June 2012		Short	54		5,254		4,994	260
S&P/TSE 60 Index; June 2012		Short	3		391		381	10
SGX CNX Nifty Index; June 2012		Short	167		1,666		1,644	22
South Africa All Share; June 2012		Long	23		816		793	(23)
SPI 200 Index; June 2012		Short	32		3,333		3,174	159
US 10 Year Note; September 2012		Short	2		266		268	(2)
Total								$1,533
All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

			(Pay)/Receive			Notional		Unrealized
Counterparty (Issuer)	Floating Rate Index		Floating Rate	Fixed Rate	Expiration Date	Amount		Appreciation/(Depreciation)
Barclays Bank PLC	6 Month AUD BBR BBSW		Pay	4.75%	03/15/2018	AUD	3,100	$139
Barclays Bank PLC	6 Month AUD BBR BBSW		Pay	4.25%	03/15/2023		100	2
BNP Paribas	6 Month JPY LIBOR		Pay	2.00%	12/21/2041	JPY	50,000	(31)

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund May 31, 2012 (unaudited)

Interest Rate Swaps (continued)

				(Pay)/Receive				Notional			Unrealized
Counterparty (Issuer)	Floating Rate Index			Floating Rate		Fixed Rate	Expiration Date	Amount	Appreciation/(Depreciation)
Deutsche Bank AG	1 Day EUR EONIA Compounded OIS				Pay	0.37%	03/20/2013	EUR	20,000		$9
Deutsche Bank AG	1 Day EUR EONIA Compounded OIS			Receive		0.57%	03/19/2014		20,000		(18)
Deutsche Bank AG	3 Month EUR-EURIBOR			Receive		0.81%	03/20/2013		20,000		(16)
Deutsche Bank AG	3 Month EUR-EURIBOR				Pay	0.94%	03/19/2014		20,000		21
Goldman Sachs & Co	1 Day EUR EONIA Compounded OIS				Pay	0.35%	03/20/2013		10,300		4
Goldman Sachs & Co	1 Day EUR EONIA Compounded OIS			Receive		0.57%	03/19/2014		10,300		(9)
Goldman Sachs & Co	3 Month EUR-EURIBOR			Receive		0.76%	03/20/2013		10,300		(7)
Goldman Sachs & Co	3 Month EUR-EURIBOR				Pay	0.91%	03/19/2014		10,300		10
UBS AG	6 Month AUD Bank Bill				Pay	4.75%	12/14/2017	AUD	800		39
UBS AG	6 Month AUD BBR BBSW				Pay	4.75%	12/15/2017		800		37
Total											$180

All dollar amounts are shown in thousands (000's)

Exchange Cleared Interest Rate Swaps

				(Pay)/Receive				Notional			Unrealized
	Floating Rate Index			Floating Rate		Fixed Rate	Expiration Date	Amount	Appreciation/(Depreciation)
	3 Month CAD Bank Bill				Pay	2.00%	06/16/2016	CAD	3,000		$23
	3 Month LIBOR			Receive		1.50%	06/20/2017	$	27,800		(141)
	6 Month AUD BBR BBSW				Pay	4.25%	03/15/2023	AUD	200		3
	6 Month AUD BBR BBSW				Pay	4.00%	03/15/2023		100		—
	6 Month JPY LIBOR			Receive		2.00%	12/21/2041	JPY	50,000		(3)
Total											$(118)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

			Pay/
			Receive				Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional	Premiums		Market		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Put - 30 Year Interest	Bank of America NA	3 Month	Receive	2.75%	07/30/2012		$500	$27	$9		$(18)
Rate Swap		LIBOR
Put - 30 Year Interest	Barclays Bank PLC	6 Month	Receive	3.50%	11/05/2012	EUR	400	24	1		(23)
Rate Swap		EURIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.75%	07/30/2012		$500	30	9		(21)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.87%	06/18/2012		700	36	2		(34)
Rate Swap		LIBOR
Put - 30 Year Interest	Goldman Sachs & Co	3 Month	Receive	2.91%	03/07/2013		600	48	25		(23)
Rate Swap		LIBOR
Total								$165	$46		$(119)

			Pay/
			Receive				Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional	Premiums		Market		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Call - 5 Year Interest	Bank of America NA	3 Month	Receive	1.40%	03/18/2013		$300	$(2)	$(5	) $	(3)
Rate Swap		LIBOR
Call - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.40%	03/18/2013		3,200	(20)	(48)		(28)
Rate Swap		LIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	1.40%	03/18/2013		300	(7)	(2)		5
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	6 Month	Receive	2.80%	11/05/2012	EUR	1,700	(26)	(1)		25
Rate Swap		EURIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.40%	03/18/2013		$3,200	(80)	(27)		53
Rate Swap		LIBOR
Total								$(135)	$(83	) $	52

All dollar amounts are shown in thousands (000's)

Options

						Upfront Premiums					Unrealized
Purchased Options Outstanding		Exercise Price	Expiration Date		Contracts	Paid/(Received)		Market Value			Appreciation/(Depreciation)
Call - USD versus CNY; April 2013		$6.34	04/11/2013		700,000		$9 $		12		$3
Call - USD versus CNY; April 2013		$6.34	04/11/2013		700,000		9		12		3
Call - USD versus CNY; December 2012		$6.65	12/13/2012		500,000		4		1		(3)

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund May 31, 2012 (unaudited)

Options (continued)

							Upfront Premiums			Unrealized
	Purchased Options Outstanding		Exercise Price	Expiration Date		Contracts	Paid/(Received)		Market Value	Appreciation/(Depreciation)
Call	- USD versus CNY; December 2012		$6.66	12/13/2012		700,000		$6	$1	$(5)
Call	- USD versus CNY; December 2012		$6.68	12/13/2012		500,000		4	1	(3)
Call	- USD versus CNY; December 2012		$6.68	12/13/2012		600,000		5	1	(4)
Call	- USD versus CNY; January 2013		$6.55	01/09/2013		389,000		3	2	(1)
Call	- USD versus CNY; January 2013		$6.55	01/09/2013		388,000		3	2	(1)
Call	- USD versus CNY; January 2013		$6.53	01/08/2013		400,000		3	2	(1)
Put	- El Paso Corp; July 2012		$27.00	07/21/2012		17		2	—	(2)
Put	- Kinder Morgan Inc; June 2012		$40.00	06/16/2012		7		6	4	(2)
Put	- Kinder Morgan Inc; June 2012		$45.00	06/16/2012		21		27	24	(3)
Put	- Molycorp Inc; September 2012		$40.00	09/22/2012		9		16	18	2
Put	- S&P 500 Index; September 2012		$132.50	09/22/2012		350	2,521		2,450	(71)
Put	- USD versus MYR; June 2012		$2.96	06/12/2012		1,066,000		6	—	(6)
	Total						$2,624		$2,530	$(94)

							Upfront Premiums			Unrealized
	Written Options Outstanding		Exercise Price	Expiration Date		Contracts	Paid/(Received)		Market Value	Appreciation/(Depreciation)
	Call - Human Genome Sciences Inc; June 2012		$10.00	06/16/2012		35		$(13)	$(13)	$—
Call	- Kinder Morgan Inc; June 2012		$45.00	06/16/2012		21		—	—	—
Call	- Molycorp Inc; September 2012		$40.00	09/22/2012		9		(1)	(1)	—
Call	- S&P 500 Index; September 2012		$147.50	09/22/2012		175	(369)		(63)	306
Call	- Sunoco Inc; June 2012		$45.00	06/16/2012		9		(4)	(1)	3
Put	- S&P 500 Index; September 2012		$122.50	09/22/2012		350	(1,539)		(1,365)	174
	Total						$(1,926)		$(1,443)	$483

	All dollar amounts are shown in thousands (000's)

Credit Default Swaptions

								Upfront
	Purchased Swaptions	Counterparty		Buy/Sell	Exercise	Expiration	Notional	Premiums	Market	Unrealized
	Outstanding	(Issuer)	Reference Entity	Protection	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
	Call - 5 Year Credit	Bank of America	CDX.HY.17	Buy	98.25%	09/19/2012	$700	$10	$4	$(6)
	Default Swap	NA
	Total							$10	$4	$(6)
								Upfront
	Written Swaptions	Counterparty		Buy/Sell	Exercise	Expiration	Notional	Premiums	Market	Unrealized
	Outstanding	(Issuer)	Reference Entity	Protection	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
	Call - 5 Year Credit	Bank of America	CDX.IG.17	Sell	0.90%	09/19/2012	$3,400	$(10)	$(3)	$7
	Default Swap	NA
	Call - 5 Year Credit	JP Morgan	CDX.IG.17	Sell	1.00%	12/19/2012	1,200	(5)	(4)	1
	Default Swap	Securities
	Put - 5 Year Credit	Bank of America	CDX.IG.17	Sell	2.00%	06/20/2012	800	(3)	–	3
	Default Swap	NA
	Put - 5 Year Credit	JP Morgan	CDX.IG.17	Sell	2.00%	12/19/2012	1,200	(9)	(4)	5
	Default Swap	Securities
	Total							$(27)	$(11)	$16

	All dollar amounts are shown in thousands (000's)

Purchased Forward Volatility Agreements

							Upfront
							Premiums			Unrealized
	Description		Counterparty (Issuer)	Expiration Date		Contracts	Paid/(Received)		Market Value	Appreciation/(Depreciation)
	Call & Put - USD Swaption Straddle on		Goldman Sachs & Co	11/21/2012		800,000		$89 $	86	$(3)
	the 30 Year Swap Rate, 6 Months
	Forward, Strike determined on
	11/21/2012
	Total							$89 $	86	$(3)

	All dollar amounts are shown in thousands (000's)

Total Return Swaps

										Unrealized
	Counterparty (Issuer)		Reference Entity			Expiration Date		Notional Value		Appreciation/(Depreciation)
	Bank of America NA		Canada 10 Year Bond; September 2012				09/20/2012	$	3,999	$30

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund May 31, 2012 (unaudited)

Total Return Swaps (continued)

					Unrealized
Counterparty (Issuer)	Reference Entity		Expiration Date	Notional Value	Appreciation/(Depreciation)
Bank of America NA	Euro Bobl 5 Year; June 2012		06/08/2012	$1,644	$31
Bank of America NA	Euro Bund 10 Year Bund; June 2012		06/08/2012	181	3
Bank of America NA	EURO Buxl 30 Year Bond; June 2012		06/08/2012	337	40
Bank of America NA	Euro Schatz 2yr; June 2012		06/08/2012	5,826	17
Bank of America NA	UK 10 Year Gilt; September 2012		09/27/2012	(3,155)	(53)
Bank of America NA	US 10 Year Note; September 2012		09/20/2012	1,727	14
Bank of America NA	US 2 Year Note; September 2012		09/29/2012	441	—
Bank of America NA	US 5 Year Note; September 2012		09/29/2012	1,733	6
Bank of America NA	US Long Bond; September 2012		09/20/2012	590	9
Morgan Stanley & Co	Bovespa Index; June 2012		06/13/2012	(133)	(2)
Morgan Stanley & Co	RTS Index; June 2012		06/18/2012	509	(115)
Morgan Stanley & Co	Swiss Market Index; June 2012		06/18/2012	(2,437)	99
Total					$79

All dollar amounts are shown in thousands (000's)

Total Return Equity Basket Swaps

					Unrealized
Counterparty	Fund Pays	Fund Receives	Expiration Date	Market Value	Appreciation/(Depreciation)
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	02/20/2013	$443	$99
	month LIBOR plus 0.40%	long and short securities traded in
		GBP
Total				$443	$99

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (26.57)%	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Advertising - (0.05)%				Automobile Parts & Equipment (continued)
Interpublic Group of Cos Inc/The	6,976	$72		Nokian Renkaat OYJ	5,117		$193
Lamar Advertising Co (a)	3,800	94		Sumitomo Rubber Industries Ltd	2,700		33
Publicis Groupe SA	934	43		Tenneco Inc (a)	300		8
		$209		Toyota Industries Corp	2,200		58
Aerospace & Defense - (0.20)%							$1,363
Esterline Technologies Corp (a)	400	26		Banks - (1.03)%
Finmeccanica SpA (a)	35,156	117		Bank of America Corp	17,500		129
L-3 Communications Holdings Inc	1,774	121		Bank of Hawaii Corp	800		37
Lockheed Martin Corp	700	58		Bank of New York Mellon Corp/The	12,781		260
Northrop Grumman Corp	500	29		BB&T Corp	3,300		100
Rockwell Collins Inc	3,412	172		Citigroup Inc	2,200		58
TransDigm Group Inc (a)	300	37		Comerica Inc	17,435		530
Triumph Group Inc	3,500	210		Commerzbank AG (a)	143,947		239
United Technologies Corp	1,300	96		Credit Suisse Group AG (a)	5,286		101
Zodiac Aerospace	309	30		Cullen/Frost Bankers Inc	900		51
		$896		DNB ASA	884		8
				First Horizon National Corp	6,900		58
Agriculture - (0.08)%				FirstMerit Corp	1,800		29
Altria Group Inc	1,200	39		Goldman Sachs Group Inc/The	2,500		239
Archer-Daniels-Midland Co	9,789	312		Hancock Holding Co	1,600		49
Philip Morris International Inc	100	8		Huntington Bancshares Inc/OH	61,547		403
		$359		Joyo Bank Ltd/The	8,000		33
Airlines - (0.08)%				JP Morgan Chase & Co	1,000		33
Air France-KLM (a)	817	4		Julius Baer Group Ltd (a)	5,013		159
International Consolidated Airlines Group SA	13,451	30		M&T Bank Corp	200		16
(a)				Northern Trust Corp	6,411		277
JetBlue Airways Corp (a)	52,623	275		PNC Financial Services Group Inc	4,285		263
Southwest Airlines Co	2,100	19		Prosperity Bancshares Inc	400		17
United Continental Holdings Inc (a)	2,000	50		Regions Financial Corp	7,600		48
		$378		Shizuoka Bank Ltd/The	5,000		49
				State Street Corp	2,834		117
Apparel - (0.27)%				Sumitomo Mitsui Trust Holdings Inc	1,000		3
Asics Corp	6,393	68		SunTrust Banks Inc	12,786		293
Carter's Inc (a)	500	27		Suruga Bank Ltd	5,000		46
Christian Dior SA	393	52		SVB Financial Group (a)	1,000		60
Deckers Outdoor Corp (a)	3,900	217		Svenska Handelsbanken AB	1,068		30
Hanesbrands Inc (a)	3,600	100		Synovus Financial Corp	152,800		292
Ralph Lauren Corp	200	30		TCF Financial Corp	8,000		94
Skechers U.S.A. Inc (a)	6,896	117		UBS AG	4,755		54
Tod's SpA	862	86		Valley National Bancorp	300		3
Under Armour Inc (a)	3,546	357		Wells Fargo & Co	700		23
VF Corp	1,075	151		Zions Bancorporation	20,982		399
		$1,205					$4,600

Automobile Manufacturers - (0.21)%				Beverages - (0.32)%
Fiat Industrial SpA	10,138	102		Beam Inc	2,000		121
Honda Motor Co Ltd	5,400	172		Carlsberg A/S	901		68
Mazda Motor Corp (a)	3,296	4		Coca-Cola Co/The	3,100		232
Nissan Motor Co Ltd	4,300	41		Green Mountain Coffee Roasters Inc (a)	13,600		321
Oshkosh Corp (a)	1,400	29		Heineken NV	2,275		108
PACCAR Inc	1,600	60		Kirin Holdings Co Ltd	17,000		195
Peugeot SA	12,577	125		Peet's Coffee & Tea Inc (a)	1,417		84
Renault SA	27	1		PepsiCo Inc	1,300		88
Scania AB	6,520	104		Pernod-Ricard SA	2,197		215
Toyota Motor Corp	7,000	269					$1,432
		$907
				Biotechnology - (0.35)%
Automobile Parts & Equipment - (0.30)%				Amgen Inc	800		56
Autoliv Inc	900	52		Amylin Pharmaceuticals Inc (a)	2,300		61
BorgWarner Inc (a)	2,100	151		Celgene Corp (a)	700		48
Continental AG	458	38		Cubist Pharmaceuticals Inc (a)	1,700		68
Dana Holding Corp	11,600	154		Gilead Sciences Inc (a)	14,162		707
Denso Corp	200	6		Life Technologies Corp (a)	6,240		255
Johnson Controls Inc	17,490	527		Novozymes A/S	5,358		144
NGK Insulators Ltd	7,000	73		Vertex Pharmaceuticals Inc (a)	4,040		243
NGK Spark Plug Co Ltd	2,000	26					$1,582
NOK Corp	2,100	44

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Building Materials - (0.47)%				Commercial Services (continued)
Asahi Glass Co Ltd	29,000	$194		Atlantia SpA	8,776		$109
Buzzi Unicem SpA	7,842	66		Avis Budget Group Inc (a)	40,923		608
Daikin Industries Ltd	5,100	131		Bureau Veritas SA	198		17
Eagle Materials Inc	5,000	161		Dai Nippon Printing Co Ltd	5,000		38
Geberit AG (a)	215	42		Edenred	967		25
HeidelbergCement AG	1,675	73		Equifax Inc	1,100		50
Holcim Ltd (a)	3,575	192		FTI Consulting Inc (a)	3,600		113
JS Group Corp	2,800	51		Geo Group Inc/The (a)	6,100		133
Lafarge SA	7,493	277		Global Payments Inc	5,073		215
Lennox International Inc	2,000	86		H&R Block Inc	8,000		122
Louisiana-Pacific Corp (a)	11,920	112		Hamburger Hafen und Logistik AG	7,059		177
Masco Corp	9,500	120		Hertz Global Holdings Inc (a)	158,195		2,153
Owens Corning Inc (a)	5,400	167		Iron Mountain Inc	3,000		85
Quanex Building Products Corp	15,881	262		Lender Processing Services Inc	4,500		104
Rinnai Corp	900	58		Monster Worldwide Inc (a)	1,700		15
Sumitomo Osaka Cement Co Ltd	3,000	9		Quanta Services Inc (a)	14,641		331
Taiheiyo Cement Corp	32,333	66		Randstad Holding NV	3,181		86
TOTO Ltd	6,000	41		Rent-A-Center Inc/TX	3,400		114
		$2,108		Robert Half International Inc	10,981		312
				Securitas AB	3,808		28
Chemicals - (0.80)%				Sodexo	509		37
Air Products & Chemicals Inc	2,455	194		Towers Watson & Co	8,827		532
Air Water Inc	2,000	23		Verisk Analytics Inc (a)	100		5
Ashland Inc	4,003	256		Visa Inc	1,400		161
BASF SE	1,606	113		Weight Watchers International Inc	100		6
CF Industries Holdings Inc	553	95		Western Union Co/The	7,500		123
Clariant AG (a)	16,289	167
Daicel Corp	3,000	17					$6,208
Dow Chemical Co/The	10,900	339		Computers - (0.61)%
Eastman Chemical Co	2,698	126		Apple Inc (a)	300		173
Ecolab Inc	6,017	381		CACI International Inc (a)	200		8
EI du Pont de Nemours & Co	2,200	106		Cadence Design Systems Inc (a)	40,557		414
Givaudan SA (a)	167	155		Cognizant Technology Solutions Corp (a)	200		12
Hitachi Chemical Co Ltd	4,600	73		Diebold Inc	600		22
Huntsman Corp	2,600	33		EMC Corp/MA (a)	4,600		110
Intrepid Potash Inc (a)	7,200	141		Hewlett-Packard Co	6,100		139
JSR Corp	2,500	43		International Business Machines Corp	100		19
K+S AG	3,684	148		Jack Henry & Associates Inc	1,200		40
Kansai Paint Co Ltd	3,000	28		Lexmark International Inc	200		5
Linde AG	25	4		Logitech International SA (a)	2,835		29
Mitsubishi Gas Chemical Co Inc	9,000	52		NetApp Inc (a)	19,328		575
Mosaic Co/The	600	29		NTT Data Corp	64		183
Nissan Chemical Industries Ltd	6,800	57		SanDisk Corp (a)	19,318		632
Nitto Denko Corp	400	16		TDK Corp	1,700		73
PPG Industries Inc	600	62		Western Digital Corp (a)	9,657		303
Praxair Inc	900	95					$2,737
RPM International Inc	3,600	95
Shin-Etsu Chemical Co Ltd	2,100	108		Consumer Products - (0.14)%
Sigma-Aldrich Corp	1,116	77		Avery Dennison Corp	9,884		288
Sumitomo Chemical Co Ltd	63,126	198		Clorox Co/The	500		34
Symrise AG	4,607	130		Husqvarna AB	39,371		183
Taiyo Nippon Sanso Corp	25,000	151		Jarden Corp	3,000		122
Tokai Carbon Co Ltd	17,282	76		Scotts Miracle-Gro Co/The	300		13
Ube Industries Ltd/Japan	4,000	9					$640
Valspar Corp	100	5		Cosmetics & Personal Care - (0.05)%
		$3,602		L'Oreal SA	195		22
Coal - (0.07)%				Oriflame Cosmetics SA	5,052		152
Arch Coal Inc	41,000	260		Procter & Gamble Co/The	100		6
Consol Energy Inc	2,000	56		Shiseido Co Ltd	1,800		28
		$316		Unicharm Corp	600		33
							$241
Commercial Services - (1.39)%
Abertis Infraestructuras SA	7,293	93		Distribution & Wholesale - (0.17)%
Adecco SA (a)	48	2		Arrow Electronics Inc (a)	2,128		72
Alliance Data Systems Corp (a)	2,052	259		Fastenal Co	3,500		155
Apollo Group Inc (a)	4,864	155		Fossil Inc (a)	300		22
				LKQ Corp (a)	6,973		254
See accompanying notes.				64

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Distribution & Wholesale (continued)				Electrical Components & Equipment - (0.33)%
Mitsubishi Corp	2,700	$53		Acuity Brands Inc	4,700		$256
Sumitomo Corp	1,800	24		AMETEK Inc	600		30
Watsco Inc	400	29		Emerson Electric Co	3,300		154
WESCO International Inc (a)	2,200	131		Energizer Holdings Inc (a)	1,236		90
		$740		Furukawa Electric Co Ltd	53,000		113
				GS Yuasa Corp	19,000		81
Diversified Financial Services - (0.30)%				Legrand SA	7,056		213
Aeon Credit Service Co Ltd	400	7		Mabuchi Motor Co Ltd	900		35
American Express Co	1,100	61		Nidec Corp	4,400		358
Charles Schwab Corp/The	36,619	456		NV Bekaert SA	2,900		76
Daiwa Securities Group Inc	26,000	82		Schneider Electric SA	450		24
Franklin Resources Inc	1,000	107		Ushio Inc	5,000		56
Greenhill & Co Inc	1,200	42		Vossloh AG	358		30
Jefferies Group Inc	2,800	37					$1,516
Legg Mason Inc	7,400	189
Nomura Holdings Inc	1,400	5		Electronics - (0.55)%
Stifel Financial Corp (a)	1,000	32		Advantest Corp	4,300		58
T Rowe Price Group Inc	6,100	351		Agilent Technologies Inc	5,092		207
Waddell & Reed Financial Inc	1,300	37		Amphenol Corp	5,407		288
		$1,406		FLIR Systems Inc	7,800		166
				Gentex Corp/MI	1,800		40
Electric - (1.15)%				Hirose Electric Co Ltd	600		55
A2A SpA	33,201	21		Honeywell International Inc	3,970		221
ACEA SpA	1,148	6		Hoya Corp	700		15
AES Corp/The (a)	17,808	215
				Ibiden Co Ltd	2,100		37
Allete Inc	2,301	90		Keyence Corp	100		23
Ameren Corp	3,086	99		Koninklijke Philips Electronics NV	6,463		115
American Electric Power Co Inc	3,578	138		Kyocera Corp	500		41
Black Hills Corp	1,200	39		Mettler-Toledo International Inc (a)	1,170		182
Calpine Corp (a)	1,000	17
				Minebea Co Ltd	32,263		130
CH Energy Group Inc	1,179	77		Murata Manufacturing Co Ltd	5,400		279
Chugoku Electric Power Co Inc/The	3,600	57		Nippon Electric Glass Co Ltd	5,000		31
CMS Energy Corp	14,327	334		Omron Corp	1,400		28
Dominion Resources Inc/VA	1,600	83		Rogers Corp (a)	5,186		209
Duke Energy Corp	41,575	914		Trimble Navigation Ltd (a)	3,657		173
E.ON AG	2,810	51		Woodward Inc	3,200		121
Edison International	5,943	267		Yaskawa Electric Corp	3,000		23
Electric Power Development Co Ltd	200	5					$2,442
Electricite de France SA	8,884	171
Entergy Corp	100	6		Energy - Alternate Sources - (0.01)%
Exelon Corp	2,100	78		Enel Green Power SpA	40,178		54
FirstEnergy Corp	4,655	218
GDF Suez	3,602	71
Great Plains Energy Inc	2,900	58		Engineering & Construction - (0.24)%
				Abengoa SA	297		4
Hawaiian Electric Industries Inc	2,400	66		Acciona SA	1,339		71
Hokuriku Electric Power Co	2,500	39
ITC Holdings Corp	500	34		ACS Actividades de Construccion y Servicios SA	4,841		81

Kansai Electric Power Co Inc/The	600	9		Bouygues SA	990		24
Kyushu Electric Power Co Inc	2,400	29
MDU Resources Group Inc	3,953	89		Eiffage SA	5,039		153
				Fraport AG Frankfurt Airport Services Worldwide	2,457		125
National Fuel Gas Co	1,780	77
NextEra Energy Inc	3,699	242		Jacobs Engineering Group Inc (a)	9,654		343
Northeast Utilities	2,852	103
NRG Energy Inc (a)	4,700	72		KBR Inc	4,919		125
				Orion Marine Group Inc (a)	20,355		136
NV Energy Inc	19,770	342		Vinci SA	536		21
PG&E Corp	2,675	116
PPL Corp	4,921	135					$1,083
RWE AG	5,927	217		Entertainment - (0.12)%
SCANA Corp	200	9		Bally Technologies Inc (a)	1,900		88
Shikoku Electric Power Co Inc	5,200	122		DreamWorks Animation SKG Inc (a)	6,780		121
Southern Co/The	4,000	184		Lottomatica Group SpA	5,547		97
TECO Energy Inc	400	7		Oriental Land Co Ltd/Japan	400		44
Terna Rete Elettrica Nazionale SpA	54,001	181		Penn National Gaming Inc (a)	200		9
Westar Energy Inc	3,000	86		Vail Resorts Inc	4,100		178
		$5,174					$537

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Environmental Control - (0.14)%				Healthcare - Products - (0.66)%
Calgon Carbon Corp (a)	11,578	$155		Affymetrix Inc (a)	20,182		$95
Clean Harbors Inc (a)	1,619	101		Alere Inc (a)	1,400		26
Kurita Water Industries Ltd	3,300	72		Baxter International Inc	100		5
Republic Services Inc	2,945	78		Becton Dickinson and Co	300		22
Stericycle Inc (a)	600	52		Boston Scientific Corp (a)	35,880		205
Waste Connections Inc	3,127	97		CareFusion Corp (a)	8,577		208
Waste Management Inc	3,100	100		Cepheid Inc (a)	100		4
		$655		Cie Generale d'Optique Essilor International SA	646		55
Food - (0.61)%				DENTSPLY International Inc	8,272		306
Campbell Soup Co	1,100	35		Edwards Lifesciences Corp (a)	700		60
Carrefour SA	5,254	91		Hologic Inc (a)	1,000		17
Casino Guichard Perrachon SA	252	21		Hospira Inc (a)	10,438		326
Colruyt SA	3,036	122		Luxottica Group SpA	4,047		131
Corn Products International Inc	5,267	269		Masimo Corp (a)	2,800		53
CSM	427	7		Medtronic Inc	3,300		122
Danone SA	968	62		Nobel Biocare Holding AG (a)	5,536		59
Delhaize Group SA	1,389	51		Patterson Cos Inc	600		20
Ebro Foods SA	3,429	55		PSS World Medical Inc (a)	2,300		47
Flowers Foods Inc	3,300	73		ResMed Inc (a)	1,800		56
General Mills Inc	2,200	84		Sonova Holding AG (a)	2,965		279
Hain Celestial Group Inc (a)	300	17
				St Jude Medical Inc	1,992		77
HJ Heinz Co	400	21		STERIS Corp	800		24
Kellogg Co	1,500	73		Stryker Corp	1,803		92
Kikkoman Corp	8,000	95		Sysmex Corp	1,900		78
Kraft Foods Inc	1,200	46		Terumo Corp	3,400		122
McCormick & Co Inc/MD	900	51		Varian Medical Systems Inc (a)	200		12
Nestle SA	649	37		Volcano Corp (a)	3,500		100
Nissin Foods Holdings Co Ltd	1,300	47		William Demant Holding A/S (a)	4,260		376
Safeway Inc	12,969	246		Zimmer Holdings Inc	100		6
Sanderson Farms Inc	1,455	80					$2,983
Sara Lee Corp	13,623	285
Smithfield Foods Inc (a)	31,887	627		Healthcare - Services - (0.31)%
Sysco Corp	1,600	45		AMERIGROUP Corp (a)	3,300		206
TreeHouse Foods Inc (a)	2,100	120		Brookdale Senior Living Inc (a)	1,500		25
United Natural Foods Inc (a)	200	10		Centene Corp (a)	500		18
Yakult Honsha Co Ltd	1,900	66		Cigna Corp	1,930		85
		$2,736		Community Health Systems Inc (a)	2,700		59
				Fresenius Medical Care AG & Co KGaA	3,557		236
Forest Products & Paper - (0.14)%				Humana Inc	899		69
Holmen AB	3,028	78		Laboratory Corp of America Holdings (a)	1,000		83
International Paper Co	3,200	93		LifePoint Hospitals Inc (a)	2,200		81
MeadWestvaco Corp	3,445	95		Mednax Inc (a)	400		24
Neenah Paper Inc	5,636	147		Quest Diagnostics Inc	2,600		148
OJI Paper Co Ltd	7,000	27		UnitedHealth Group Inc	3,400		189
UPM-Kymmene OYJ	9,125	94		Universal Health Services Inc	2,721		106
Wausau Paper Corp	9,050	83		WellPoint Inc	600		40
		$617					$1,369

Gas - (0.09)%				Holding Companies - Diversified - (0.03)%
Enagas SA	2,525	39		Leucadia National Corp	5,990		122
Piedmont Natural Gas Co Inc	3,537	107		LVMH Moet Hennessy Louis Vuitton SA	242		36
Questar Corp	400	8					$158
Sempra Energy	1,778	116
Snam SpA	6,230	25		Home Builders - (0.62)%
South Jersey Industries Inc	2,015	98		DR Horton Inc	89,929		1,493
		$393		Lennar Corp	41,649		1,136
				Toll Brothers Inc (a)	6,257		171
Hand & Machine Tools - (0.15)%							$2,800
Disco Corp	1,100	59
Konecranes OYJ	2,355	56		Home Furnishings - (0.09)%
Makita Corp	2,600	88		Sharp Corp/Japan	30,000		157
Mori Seiki Co Ltd	14,400	124		Tempur-Pedic International Inc (a)	800		37
Regal-Beloit Corp	300	18		Whirlpool Corp	3,201		198
Sandvik AB	5,943	74					$392
SMC Corp/Japan	500	82
Stanley Black & Decker Inc	2,988	198
		$699

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Housewares - (0.05)%				Iron & Steel (continued)
Newell Rubbermaid Inc	11,134	$205		Nippon Steel Corp	58,824		$131
				Nucor Corp	4,600		164
				Rautaruukki OYJ	15,298		105
Insurance - (0.97)%				Schnitzer Steel Industries Inc	1,600		42
Aflac Inc	5,509	221
Alleghany Corp (a)	881	290		SSAB AB - A Shares	29,744		230
				ThyssenKrupp AG	701		12
Allianz SE	1,243	113		United States Steel Corp	15,161		308
Allstate Corp/The	4,310	146
Assurant Inc	5,113	171					$1,751
Chubb Corp/The	200	14		Leisure Products & Services - (0.18)%
Cincinnati Financial Corp	12,084	436		Carnival Corp	9,252		297
Everest Re Group Ltd	2,576	263		Harley-Davidson Inc	1,300		63
Fidelity National Financial Inc	10,254	193		Life Time Fitness Inc (a)	5,300		227
Hannover Rueckversicherung AG	153	8		Royal Caribbean Cruises Ltd	1,113		26
Hartford Financial Services Group Inc	11,129	188		Shimano Inc	2,200		133
Lincoln National Corp	18,591	384		WMS Industries Inc (a)	3,700		76
MetLife Inc	10,716	313					$822
MS&AD Insurance Group Holdings	1,800	28
Muenchener Rueckversicherungs AG	796	99		Lodging - (0.10)%
NKSJ Holdings Inc	1,700	31		Accor SA	2,025		60
Old Republic International Corp	26,100	258		Marriott International Inc/DE	6,278		243
Progressive Corp/The	6,200	135		MGM Resorts International (a)	5,700		62
Prudential Financial Inc	6,829	317		Starwood Hotels & Resorts Worldwide Inc	2,288		121
Sony Financial Holdings Inc	2,400	34					$486
Storebrand ASA (a)	21,364	64
				Machinery - Construction & Mining - (0.12)%
Tokio Marine Holdings Inc	1,600	35		Atlas Copco AB - A Shares	2,647		54
Torchmark Corp	100	5		Caterpillar Inc	1,800		158
Travelers Cos Inc/The	500	31		Komatsu Ltd	11,000		262
Tryg A/S	3,163	166		Terex Corp (a)	3,800		63
Unum Group	9,427	188					$537
Vienna Insurance Group AG Wiener	1,263	44
Versicherung Gruppe				Machinery - Diversified - (0.40)%
WR Berkley Corp	1,400	54		AGCO Corp (a)	2,559		103
XL Group PLC	4,773	97		Alstom SA	248		7
		$4,326		Chart Industries Inc (a)	8,612		538
				Deere & Co	1,100		81
Internet - (1.18)%				Hexagon AB	15,563		277
Amazon.com Inc (a)	1,203	257
				IDEX Corp	2,200		88
CyberAgent Inc	36	76		Intevac Inc (a)	11,213		85
Dena Co Ltd	700	14		Kawasaki Heavy Industries Ltd	21,000		56
eBay Inc (a)	7,946	311
Equinix Inc (a)	14,104	2,301		Kubota Corp	26,000		222
				Manitowoc Co Inc/The	2,700		28
Expedia Inc	3,000	138		Mitsubishi Heavy Industries Ltd	2,000		8
Gree Inc	1,400	22		Nabtesco Corp	1,000		22
Iliad SA	100	13		Roper Industries Inc	2,753		278
Kakaku.com Inc	4,184	130					$1,793
priceline.com Inc (a)	266	166
Rackspace Hosting Inc (a)	1,800	89		Media - (0.44)%
Rakuten Inc	258	276		Axel Springer AG	385		15
SBI Holdings Inc/Japan	1,492	97		Cablevision Systems Corp	2,600		30
Start Today Co Ltd	3,603	53		Comcast Corp - Class A	2,400		69
United Internet AG	786	13		Discovery Communications Inc - A Shares (a)	1,500		75
ValueClick Inc (a)	2,800	49		EW Scripps Co (a)	20,873		188
VeriSign Inc (a)	25,460	973		FactSet Research Systems Inc	900		95
Yahoo Japan Corp	736	214		Gannett Co Inc	13,600		178
Yahoo! Inc (a)	8,707	133		Lagardere SCA	176		4
		$5,325		Mediaset SpA	78,093		122
				Modern Times Group AB	550		22
Investment Companies - (0.02)%				Sirius XM Radio Inc (a)	407,342		770
Ares Capital Corp	5,763	87		Sky Deutschland AG (a)	27,135		77
				Time Warner Inc	2,800		97
Iron & Steel - (0.38)%				Walt Disney Co/The	4,545		207
Allegheny Technologies Inc	8,253	265		Wolters Kluwer NV	1,221		18
ArcelorMittal	8,213	114					$1,967
Cliffs Natural Resources Inc	2,200	105		Metal Fabrication & Hardware - (0.16)%
Hitachi Metals Ltd	21,000	244		Assa Abloy AB	7,217		188
JFE Holdings Inc	1,900	31		NTN Corp	9,000		29

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Metal Fabrication & Hardware (continued)				Oil & Gas (continued)
Precision Castparts Corp	300	$50		Energy XXI Bermuda Ltd	200		$6
Tenaris SA	7,686	123		Enerplus Corp	100		1
Vallourec SA	7,042	264		EOG Resources Inc	1,180		117
Worthington Industries Inc	2,600	42		EQT Corp	1,546		72
		$696		Exxon Mobil Corp	2,600		205
				Helmerich & Payne Inc	1,500		68
Mining - (0.41)%				Hess Corp	4,563		199
Alcoa Inc	140,885	1,205		HollyFrontier Corp	6,699		197
Compass Minerals International Inc	2,869	204		Inpex Corp	17		98
Dowa Holdings Co Ltd	8,000	49		Japan Petroleum Exploration Co	200		8
Newmont Mining Corp	3,182	150		JX Holdings Inc	1,500		8
Norsk Hydro ASA	24,607	102		McMoRan Exploration Co (a)	5,800		56
OSAKA Titanium Technologies Co	1,000	31		Murphy Oil Corp	2,386		111
Titanium Metals Corp	5,100	59		Noble Corp (a)	5,800		181
Toho Titanium Co Ltd	2,700	30		Occidental Petroleum Corp	200		16
		$1,830		Pengrowth Energy Corp	169		1
Miscellaneous Manufacturing - (0.73)%				Penn West Petroleum Ltd	1,900		25
3M Co	1,000	84		Pioneer Natural Resources Co	20,008		1,935
Aalberts Industries NV	545	9		Plains Exploration & Production Co (a)	2,175		78
Actuant Corp	8,700	228		Quicksilver Resources Inc (a)	5,500		24
Alfa Laval AB	4,148	69		Range Resources Corp	5,263		302
Barnes Group Inc	2,700	63		Rosetta Resources Inc (a)	800		31
CLARCOR Inc	3,196	156		Rowan Cos PLC (a)	7,393		222
Danaher Corp	11,272	586		SandRidge Energy Inc (a)	14,800		94
Dover Corp	100	6		Showa Shell Sekiyu KK	3,500		21
Eaton Corp	5,683	242		Southwestern Energy Co (a)	7,786		219
FUJIFILM Holdings Corp	1,300	24		Swift Energy Co (a)	1,200		24
General Electric Co	10,400	199		Tesoro Corp (a)	10,192		225
Harsco Corp	300	6		TonenGeneral Sekiyu KK	5,000		46
Hexcel Corp (a)	6,900	168		Transocean Ltd/Switzerland	900		37
Illinois Tool Works Inc	800	45		Ultra Petroleum Corp (a)	1,900		35
Ingersoll-Rand PLC	200	8		Valero Energy Corp	7,919		167
Leggett & Platt Inc	4,400	91					$6,207
Pentair Inc	10,890	444
Polypore International Inc (a)	6,500	240		Oil & Gas Services - (0.26)%
				Baker Hughes Inc	1,700		71
Siemens AG	500	41		Cameron International Corp (a)	2,813		129
SPX Corp	3,806	273		Cie Generale de Geophysique - Veritas (a)	1,336		29
Textron Inc	13,962	330		Dresser-Rand Group Inc (a)	5,783		254
Trinity Industries Inc	600	15		Dril-Quip Inc (a)	300		18
		$3,327		FMC Technologies Inc (a)	800		32
Office & Business Equipment - (0.07)%				Fugro NV	4,528		260
Canon Inc	1,500	60		Lufkin Industries Inc	1,200		69
Neopost SA	853	44		National Oilwell Varco Inc	500		33
Ricoh Co Ltd	20,000	145		Oil States International Inc (a)	200		13
Xerox Corp	8,300	60		Petroleum Geo-Services ASA	5,772		68
		$309		Schlumberger Ltd	1,600		101
				Subsea 7 SA	4,370		87
Office Furnishings - (0.08)%				Superior Energy Services Inc (a)	100		2
Interface Inc	28,510	362					$1,166

				Packaging & Containers - (0.06)%
Oil & Gas - (1.38)%				Bemis Co Inc	500		15
Apache Corp	600	49		Rock-Tenn Co	4,544		235
Atwood Oceanics Inc (a)	2,700	103
							$250
Berry Petroleum Co	2,000	78
Bill Barrett Corp (a)	7,100	137		Pharmaceuticals - (0.80)%
Cabot Oil & Gas Corp	5,952	194		Abbott Laboratories	400		25
Chesapeake Energy Corp	11,400	193		Allergan Inc/United States	1,953		176
Chevron Corp	700	69		BioMarin Pharmaceutical Inc (a)	5,100		182
Cimarex Energy Co	200	11		Bristol-Myers Squibb Co	5,700		190
Concho Resources Inc (a)	1,200	105		Dainippon Sumitomo Pharma Co Ltd	1,400		13
ConocoPhillips	2,500	130		Eisai Co Ltd	1,100		45
Continental Resources Inc/OK (a)	300	22		Eli Lilly & Co	2,900		119
Denbury Resources Inc (a)	5,260	79		Endo Health Solutions Inc (a)	3,546		115
Diamond Offshore Drilling Inc	1,000	58		Express Scripts Holding Co (a)	2,900		151
Energen Corp	3,392	150		Galenica AG	44		26

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Pharmaceuticals (continued)				Retail (continued)
Hisamitsu Pharmaceutical Co Inc	2,179	$96		CVS Caremark Corp	1,400		$63
Johnson & Johnson	1,388	87		Darden Restaurants Inc	400		21
McKesson Corp	960	84		Dick's Sporting Goods Inc	4,197		195
Meda AB	1,916	18		Don Quijote Co Ltd	3,500		126
Medicis Pharmaceutical Corp	1,700	61		Dufry AG (a)	7		1
Merck & Co Inc	5,000	188		Gap Inc/The	8,000		212
Mitsubishi Tanabe Pharma Corp	7,500	99		Hennes & Mauritz AB	1,212		36
Mylan Inc/PA (a)	27,965	606		Home Depot Inc/The	5,700		281
Novartis AG	757	39		Jack in the Box Inc (a)	12,672		328
Omnicare Inc	2,810	89		JC Penney Co Inc	9,130		240
Perrigo Co	200	21		Kohl's Corp	1,200		55
Pfizer Inc	10,900	238		Lowe's Cos Inc	2,700		72
Salix Pharmaceuticals Ltd (a)	2,000	103		Ltd Brands Inc	3,800		169
Sawai Pharmaceutical Co Ltd	600	64		Lululemon Athletica Inc (a)	1,800		131
Stada Arzneimittel AG	6,121	175		Marui Group Co Ltd	15,200		107
SXC Health Solutions Corp (a)	2,869	257		McDonald's Corp	300		27
Takeda Pharmaceutical Co Ltd	3,700	155		Men's Wearhouse Inc	1,400		50
Tsumura & Co	4,300	95		MSC Industrial Direct Co Inc	400		29
VCA Antech Inc (a)	5,000	108		Nitori Holdings Co Ltd	2,250		203
ViroPharma Inc (a)	900	18		Nordstrom Inc	1,100		52
		$3,643		Nu Skin Enterprises Inc	500		21
				O'Reilly Automotive Inc (a)	400		38
Pipelines - 0.00%				Penske Automotive Group Inc	4,300		106
Kinder Morgan Inc/Delaware - Warrants (a)	4,416	10		Saks Inc (a)	1,600		16
				Staples Inc	21,029		276
Publicly Traded Investment Fund - (0.56)%				Swatch Group AG/The - BR	21		8
Energy Select Sector SPDR Fund	600	38		Target Corp	3,325		192
iShares MSCI Emerging Markets Index Fund	65,000	2,451		Tiffany & Co	2,200		122
SPDR S&P 500 ETF Trust	246	32		Urban Outfitters Inc (a)	13,600		380
		$2,521		Walgreen Co	800		24
				Wal-Mart Stores Inc	2,000		132
Real Estate - (0.10)%				Wendy's Co/The	4,000		18
Forest City Enterprises Inc (a)	16,500	221		Yamada Denki Co Ltd	2,430		122
Jones Lang LaSalle Inc	3,345	242					$5,102
		$463
				Savings & Loans - (0.18)%
REITS - (1.05)%				First Niagara Financial Group Inc	60,811		491
Alexandria Real Estate Equities Inc	1,976	135		Hudson City Bancorp Inc	30,522		189
Boston Properties Inc	2,424	249		People's United Financial Inc	12,430		144
BRE Properties Inc	1,839	91					$824
DDR Corp	36,392	505
Digital Realty Trust Inc	9,661	684		Semiconductors - (1.35)%
Health Care REIT Inc	13,198	732		Advanced Micro Devices Inc (a)	11,300		69
Home Properties Inc	1,415	85		Altera Corp	3,907		131
Host Hotels & Resorts Inc	52,506	801		Atmel Corp (a)	14,254		100
Mid-America Apartment Communities Inc	1,341	90		Broadcom Corp (a)	3,028		98
Prologis Inc	9,529	305		Cavium Inc (a)	3,900		94
Regency Centers Corp	1,621	71		Cree Inc (a)	11,900		298
SL Green Realty Corp	9,582	719		DSP Group Inc (a)	25,428		159
Tanger Factory Outlet Centers	3,972	123		Exar Corp (a)	18,352		144
Vornado Realty Trust	1,466	120		Fairchild Semiconductor International Inc (a)	100		1
		$4,710		First Solar Inc (a)	800		10
				Hittite Microwave Corp (a)	5,058		249
Retail - (1.14)%				Infineon Technologies AG	20,157		160
ABC-Mart Inc	1,800	68		Integrated Device Technology Inc (a)	24,562		135
Abercrombie & Fitch Co	1,900	64		Intel Corp	6,300		163
Autogrill SpA	4,567	39		Intersil Corp	800		8
AutoNation Inc (a)	400	15		Lam Research Corp (a)	22,858		853
Best Buy Co Inc	8,400	157		Linear Technology Corp	400		11
Brinker International Inc	200	6		LSI Corp (a)	26,180		174
Buckle Inc/The	1,000	39		MEMC Electronic Materials Inc (a)	9,800		16
CarMax Inc (a)	13,879	391		Microchip Technology Inc	39,759		1,233
Casey's General Stores Inc	300	17		Micron Technology Inc (a)	40,180		235
Cash America International Inc	3,000	133		Qualcomm Inc	1,900		109
Cheesecake Factory Inc/The (a)	800	26		Rohm Co Ltd	2,100		76
Children's Place Retail Stores Inc/The (a)	1,900	87		Rovi Corp (a)	2,100		51
Chipotle Mexican Grill Inc (a)	500	207		Shinko Electric Industries Co Ltd	3,568		26

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
May 31, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000	's)	COMMON STOCKS (continued)	Shares	Value (000	's)

Semiconductors (continued)				Telecommunications (continued)
Sigma Designs Inc (a)	14,329	$86		SBA Communications Corp (a)	2,200	$114
Silicon Laboratories Inc (a)	1,700	59		Softbank Corp	1,400	44
Skyworks Solutions Inc (a)	8,923	240		Swisscom AG	52	19
Sumco Corp (a)	700	6		Telefonica SA	4,846	54
Texas Instruments Inc	5,300	151		Telekom Austria AG	4,497	41
Xilinx Inc	28,202	902		Telenet Group Holding NV	2,572	105
		$6,047		ViaSat Inc (a)	2,717	114
				Virgin Media Inc	8,500	187
Software - (0.74)%				Vivendi SA	2,873	47
Activision Blizzard Inc	1,200	14		Windstream Corp	4,912	46
Adobe Systems Inc (a)	2,600	81
Amadeus IT Holding SA	2,461	45				$4,170
ANSYS Inc (a)	2,247	139		Textiles - (0.03)%
BMC Software Inc (a)	2,909	123		Cintas Corp	500	18
Bottomline Technologies Inc (a)	4,434	79		Mohawk Industries Inc (a)	1,987	135
CA Inc	8,080	201				$153
Cerner Corp (a)	1,000	78
Citrix Systems Inc (a)	1,491	109		Toys, Games & Hobbies - (0.02)%
Concur Technologies Inc (a)	8,007	495		Nintendo Co Ltd	800	93
Dun & Bradstreet Corp/The	2,686	181		Sanrio Co Ltd	500	16
Electronic Arts Inc (a)	8,381	114				$109
Fidelity National Information Services Inc	1,300	43		Transportation - (0.51)%
Informatica Corp (a)	1,994	83		Bristow Group Inc	300	12
Intuit Inc	1,300	73		Cargotec Oyj	1	—
Microsoft Corp	500	15		CH Robinson Worldwide Inc	1,200	70
MicroStrategy Inc (a)	1,410	172		D/S Norden A/S	1,574	41
Nomura Research Institute Ltd	2,500	54		Expeditors International of Washington Inc	100	4
Nuance Communications Inc (a)	6,000	124		FedEx Corp	7,270	648
Oracle Corp	2,300	61		Genesee & Wyoming Inc (a)	900	45
Parametric Technology Corp (a)	11,260	227		Hankyu Hanshin Holdings Inc	16,000	78
Quality Systems Inc	2,500	71		JB Hunt Transport Services Inc	400	23
Salesforce.com Inc (a)	3,779	524		Kansas City Southern	3,218	212
Solera Holdings Inc	400	18		Keikyu Corp	3,000	26
Take-Two Interactive Software Inc (a)	3,900	45		Kirby Corp (a)	6,661	352
Temenos Group AG (a)	7,867	127		Knight Transportation Inc	6,000	101
UBISOFT Entertainment (a)	1,689	11		Kuehne + Nagel International AG	368	39
VeriFone Systems Inc (a)	1,593	58		Mitsui OSK Lines Ltd	32,000	112
		$3,365		Nippon Express Co Ltd	6,000	23
Telecommunications - (0.92)%				PostNL NV	37,841	128
Acme Packet Inc (a)	1,700	39		Tidewater Inc	2,300	104
ADTRAN Inc	12,240	357		Union Pacific Corp	300	34
Alcatel-Lucent/France (a)	55,377	87		United Parcel Service Inc	2,300	172
Anixter International Inc	1,300	75		Yamato Holdings Co Ltd	2,400	37
Arris Group Inc (a)	100	1				$2,261
Aruba Networks Inc (a)	11,690	154		Trucking & Leasing - (0.03)%
CenturyLink Inc	1,500	59		GATX Corp	3,500	134
Ciena Corp (a)	27,000	366
Comtech Telecommunications Corp	3,900	113
Corning Inc	2,700	35		Water - (0.02)%
Crown Castle International Corp (a)	10,587	578		Suez Environnement Co	7,611	83
Deutsche Telekom AG	12,058	119
Elisa OYJ	4,323	85		TOTAL COMMON STOCKS (proceeds $122,416)		$119,578
Eutelsat Communications SA	920	24		PREFERRED STOCKS - (0.01)%	Shares	Value (000	's)
Finisar Corp (a)	9,900	142
				Apparel - (0.01)%
France Telecom SA	58	1		Hugo Boss AG	332	32
Harris Corp	8,100	322
IPG Photonics Corp (a)	200	9
Juniper Networks Inc (a)	2,200	38		TOTAL PREFERRED STOCKS (proceeds $37)		$32
Koninklijke KPN NV	19,167	181		U.S. GOVERNMENT & GOVERNMENT	Principal
Leap Wireless International Inc (a)	24,600	142		AGENCY OBLIGATIONS - (8.99)%	Amount (000's)	Value (000	's)
MetroPCS Communications Inc (a)	37,987	243		Federal National Mortgage Association (FNMA) - (6.37)%
NII Holdings Inc (a)	3,200	37		3.50%, 06/01/2027	$19,000	$20,054
NTT DoCoMo Inc	47	75		4.50%, 06/15/2042	8,000	8,583
Plantronics Inc	600	18				$28,637
Polycom Inc (a)	7,576	86
RF Micro Devices Inc (a)	3,300	13

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund May 31, 2012 (unaudited)

Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)

U.S. Treasury - (2.62)%
2.00%, 02/15/2022	$400	$417
3.13%, 05/15/2021	6,800	7,794
3.13%, 02/15/2042	800	878
3.75%, 08/15/2041	2,200	2,709
		$11,798
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$40,435
OBLIGATIONS (proceeds $40,154)

(a) Non-Income Producing Security

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2012 (unaudited)

COMMON STOCKS - 97.90%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.31%				Automobile Parts & Equipment (continued)
Dentsu Inc	12,900	$361		Continental AG	5,728		$480
Hakuhodo DY Holdings Inc	1,670	104		Denso Corp	34,800		1,046
JCDecaux SA	4,761	100		GKN PLC	111,210		316
Publicis Groupe SA	10,384	481		JTEKT Corp	15,900		154
WPP PLC	90,341	1,082		Koito Manufacturing Co Ltd	7,000		91
		$2,128		NGK Insulators Ltd	18,000		187
				NGK Spark Plug Co Ltd	11,000		141
Aerospace & Defense - 0.74%				NHK Spring Co Ltd	11,400		120
BAE Systems PLC	232,132	981		NOK Corp	7,400		155
Cobham PLC	77,229	267		Nokian Renkaat OYJ	7,886		297
Elbit Systems Ltd	1,687	56		Pirelli & C. SpA	17,032		170
European Aeronautic Defence and Space Co NV	29,364	985		Stanley Electric Co Ltd	10,300		142
				Sumitomo Electric Industries Ltd	54,000		624
Finmeccanica SpA (a)	28,978	97
				Sumitomo Rubber Industries Ltd	12,200		147
Meggitt PLC	55,724	325		Toyoda Gosei Co Ltd	4,700		91
Rolls-Royce Holdings PLC (a),(b)	134,058	1,704		Toyota Boshoku Corp	4,700		50
Safran SA	11,944	411		Toyota Industries Corp	12,800		337
Thales SA	7,242	215					$6,725
		$5,041
				Banks - 11.65%
Agriculture - 1.80%				Aozora Bank Ltd	41,000		87
British American Tobacco PLC	141,024	6,666		Australia & New Zealand Banking Group Ltd	188,658		3,835
Golden Agri-Resources Ltd	478,000	240		Banca Carige SpA	46,287		38
Imperial Tobacco Group PLC	72,172	2,611		Banca Monte dei Paschi di Siena SpA (a)	349,412		88
Japan Tobacco Inc	322	1,792		Banco Bilbao Vizcaya Argentaria SA	333,531		1,905
Swedish Match AB	15,251	578		Banco de Sabadell SA	148,608		243
Wilmar International Ltd	138,000	389		Banco Espirito Santo SA (a)	143,865		81
		$12,276		Banco Popolare SC (a)	126,275		141
Airlines - 0.15%				Banco Popular Espanol SA	73,883		149
All Nippon Airways Co Ltd	60,000	164		Banco Santander SA	614,656		3,274
Cathay Pacific Airways Ltd	85,000	131		Bank Hapoalim BM	75,754		242
Deutsche Lufthansa AG	16,395	173		Bank Leumi Le-Israel BM	84,409		213
International Consolidated Airlines Group SA(a)	66,425	146		Bank of East Asia Ltd	111,400		372
				Bank of Kyoto Ltd/The	23,000		168
Qantas Airways Ltd (a)	79,473	115		Bank of Yokohama Ltd/The	88,000		394
Singapore Airlines Ltd	39,000	314		Bankia SA (a)	62,029		80
		$1,043		Bankinter SA	15,367		47
				Barclays PLC	829,637		2,276
Apparel - 0.38%				Bendigo and Adelaide Bank Ltd	26,691		189
Adidas AG	14,981	1,119		BNP Paribas SA	69,182		2,217
Asics Corp	10,700	114		BOC Hong Kong Holdings Ltd	265,000		727
Burberry Group PLC	31,405	664		CaixaBank	54,993		138
Christian Dior SA	3,904	511		CaixaBank - Rights (a)	54,993		4
Yue Yuen Industrial Holdings Ltd	53,000	165		Chiba Bank Ltd/The	55,000		310
		$2,573		Chugoku Bank Ltd/The	12,000		142
				Commerzbank AG (a)	260,361		433
Automobile Manufacturers - 3.42%				Commonwealth Bank of Australia	112,864		5,430
Bayerische Motoren Werke AG	23,708	1,801		Credit Agricole SA (a)	71,546		257
Daihatsu Motor Co Ltd	14,000	240		Credit Suisse Group AG (a)	81,698		1,561
Daimler AG	64,898	3,020		Danske Bank A/S (a)	46,701		622
Fiat Industrial SpA	54,750	553
Fiat SpA (a)	54,768	259		DBS Group Holdings Ltd	126,000		1,287
Fuji Heavy Industries Ltd	42,000	321		Deutsche Bank AG	66,555		2,413
Hino Motors Ltd	19,000	126		DNB ASA	69,976		634
				Erste Group Bank AG (a)	13,702		238
Honda Motor Co Ltd	116,700	3,710
Isuzu Motors Ltd	85,000	453		Fukuoka Financial Group Inc	55,000		203
Mazda Motor Corp (a)	186,000	236		Gunma Bank Ltd/The	28,000		124
Mitsubishi Motors Corp (a)	278,000	273		Hachijuni Bank Ltd/The	30,000		143
Nissan Motor Co Ltd	178,000	1,712		Hang Seng Bank Ltd	54,800		708
Peugeot SA	16,515	163		Hiroshima Bank Ltd/The	36,000		121
Renault SA	13,764	578		Hokuhoku Financial Group Inc	90,000		131
Scania AB	22,913	365		HSBC Holdings PLC	1,279,393		10,091
Suzuki Motor Corp	24,100	499		Intesa Sanpaolo SpA	721,462		901
Toyota Motor Corp	197,500	7,590		Intesa Sanpaolo SpA - RSP	66,769		70
				Israel Discount Bank Ltd (a)	56,595		62
Volkswagen AG	2,113	320
Volvo AB - B Shares	99,648	1,125		Iyo Bank Ltd/The	17,000		128
				Joyo Bank Ltd/The	47,000		194
		$23,344		Julius Baer Group Ltd (a)	14,795		467
Automobile Parts & Equipment - 0.98%				KBC Groep NV	11,535		178
Aisin Seiki Co Ltd	13,700	427		Lloyds Banking Group PLC (a)	2,952,626		1,162
Bridgestone Corp	46,600	994		Mediobanca SpA	36,996		129
Cie Generale des Etablissements Michelin	12,888	756		Mitsubishi UFJ Financial Group Inc	912,200		3,937

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)				Chemicals - 3.81%
Mizrahi Tefahot Bank Ltd (a)	8,850	$70		Air Liquide SA	22,349		$2,426
Mizuho Financial Group Inc	1,633,800	2,387		Air Water Inc	11,000		127
National Australia Bank Ltd	157,829	3,452		Akzo Nobel NV	16,804		768
National Bank of Greece SA (a)	68,459	85		Arkema SA	3,963		262
Natixis	66,212	156		Asahi Kasei Corp	90,000		486
Nishi-Nippon City Bank Ltd/The	48,000	109		BASF SE	65,766		4,615
Nordea Bank AB	188,368	1,401		Bayer AG	59,212		3,758
Oversea-Chinese Banking Corp Ltd	185,000	1,196		Brenntag AG	3,319		375
Pohjola Bank PLC	9,892	103		Daicel Corp	21,000		119
Raiffeisen Bank International AG	3,500	97		Denki Kagaku Kogyo KK	34,000		114
Resona Holdings Inc	135,100	508		Givaudan SA (a)	595		553
Royal Bank of Scotland Group PLC (a)	1,272,280	394		Hitachi Chemical Co Ltd	7,500		118
Seven Bank Ltd	42,600	95		Incitec Pivot Ltd	116,622		322
Shinsei Bank Ltd	98,000	103		Israel Chemicals Ltd	31,840		329
Shizuoka Bank Ltd/The	42,000	409		Johnson Matthey PLC	15,371		517
Skandinaviska Enskilda Banken AB	100,997	562		JSR Corp	12,800		221
Societe Generale SA (a)	47,234	943		K+S AG	12,334		495
Standard Chartered PLC	170,513	3,453		Kaneka Corp	20,000		110
Sumitomo Mitsui Financial Group Inc	96,200	2,803		Kansai Paint Co Ltd	16,000		153
Sumitomo Mitsui Trust Holdings Inc	223,440	562		Koninklijke DSM NV	11,042		526
Suruga Bank Ltd	13,000	119		Kuraray Co Ltd	24,700		314
Svenska Handelsbanken AB	35,075	984		Lanxess AG	5,958		398
Swedbank AB	58,744	840		Linde AG	12,227		1,885
UBS AG	260,592	2,959		Lonza Group AG (a)	3,600		128
UniCredit SpA (a)	289,821	894		Mitsubishi Chemical Holdings Corp	97,000		427
Unione di Banche Italiane SCPA	58,111	162		Mitsubishi Gas Chemical Co Inc	28,000		163
United Overseas Bank Ltd	90,000	1,231		Mitsui Chemicals Inc	59,000		149
Westpac Banking Corp	217,011	4,283		Nitto Denko Corp	11,800		476
Wing Hang Bank Ltd	13,000	119		Shin-Etsu Chemical Co Ltd	29,400		1,507
Yamaguchi Financial Group Inc	15,000	120		Showa Denko KK	107,000		213
		$79,583		Solvay SA	4,245		447
				Sumitomo Chemical Co Ltd	113,000		355
Beverages - 2.33%				Syngenta AG	6,774		2,182
Anheuser-Busch InBev NV	57,486	3,890		Taiyo Nippon Sanso Corp	19,000		115
Asahi Group Holdings Ltd	27,700	591		Tosoh Corp	37,000		94
Carlsberg A/S	7,659	575		Ube Industries Ltd/Japan	72,000		165
Coca Cola Hellenic Bottling Co SA (a)	13,123	229
				Wacker Chemie AG	1,120		77
Coca-Cola Amatil Ltd	40,791	510		Yara International ASA	13,388		508
Coca-Cola West Co Ltd	4,400	74					$25,997
Diageo PLC	178,894	4,262
Heineken Holding NV	8,250	334		Coal - 0.02%
Heineken NV	18,560	885		Whitehaven Coal Ltd	31,890		124
Kirin Holdings Co Ltd	59,000	677
Pernod-Ricard SA	14,216	1,388
SABMiller PLC	68,302	2,524		Commercial Services - 1.44%
				Abertis Infraestructuras SA	27,782		354
		$15,939		Adecco SA (a)	9,486		370
Biotechnology - 0.27%				Aggreko PLC	19,094		649
CSL Ltd	37,477	1,373		Atlantia SpA	22,566		280
Novozymes A/S	16,509	444		Babcock International Group PLC	25,714		338
		$1,817		Benesse Holdings Inc	4,800		216
				Brambles Ltd	105,995		687
Building Materials - 1.04%				Bunzl PLC	23,674		374
Asahi Glass Co Ltd	72,000	483		Bureau Veritas SA	3,912		337
Boral Ltd	53,325	183		Capita PLC	46,815		447
Cie de St-Gobain	28,761	1,024		Dai Nippon Printing Co Ltd	40,000		302
Cimpor Cimentos de Portugal SGPS SA (a)	14,435	99		Edenred	11,322		299
CRH PLC	51,480	871		Experian PLC	71,952		1,007
Daikin Industries Ltd	16,800	431		G4S PLC	101,008		431
Fletcher Building Ltd	48,743	231		Intertek Group PLC	11,468		469
Geberit AG (a)	2,803	545		Randstad Holding NV	8,568		232
HeidelbergCement AG	10,069	441		Secom Co Ltd	15,000		662
Holcim Ltd (a)	17,565	942		Securitas AB	22,421		164
Imerys SA	2,432	117		Serco Group PLC	35,577		289
James Hardie Industries SE	31,202	225		SGS SA	392		709
JS Group Corp	19,100	349		Sodexo	6,751		491
Lafarge SA	14,397	533		Toppan Printing Co Ltd	40,000		243
Nippon Sheet Glass Co Ltd	65,000	64		Transurban Group	93,535		515
Rinnai Corp	2,300	148					$9,865
Sika AG	146	265
TOTO Ltd	21,000	142		Computers - 0.33%
		$7,093		AtoS	3,548		194

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)				Electric (continued)
Cap Gemini SA	10,596	$358		Electricite de France SA	17,210		$332
Computershare Ltd	31,830	241		Enel SpA	471,317		1,344
Fujitsu Ltd	133,000	581		Fortum OYJ	31,805		579
Indra Sistemas SA	7,051	63		GDF Suez	88,685		1,755
Itochu Techno-Solutions Corp	2,000	93		Hokkaido Electric Power Co Inc	13,100		164
NTT Data Corp	90	258		Hokuriku Electric Power Co	12,000		186
Otsuka Corp	1,100	87		Iberdrola SA	273,784		1,042
TDK Corp	8,800	379		International Power PLC/United Kingdom	109,423		700
		$2,254		Kansai Electric Power Co Inc/The	53,800		779
				Kyushu Electric Power Co Inc	28,900		352
Consumer Products - 0.47%				Origin Energy Ltd	77,770		975
Henkel AG & Co KGaA	9,301	511		Power Assets Holdings Ltd	99,500		695
Husqvarna AB	32,019	149		Red Electrica Corp SA	7,749		287
Reckitt Benckiser Group PLC	44,343	2,360		RWE AG	35,041		1,284
Societe BIC SA	2,060	201		Shikoku Electric Power Co Inc	13,100		308
		$3,221		SP AusNet (b)	118,276		117
Cosmetics & Personal Care - 0.62%				SSE PLC	67,190		1,372
Beiersdorf AG	7,218	456		Terna Rete Elettrica Nazionale SpA	86,353		289
Kao Corp	37,700	974		Tohoku Electric Power Co Inc	32,400		297
L'Oreal SA	17,213	1,938		Tokyo Electric Power Co Inc/The (a)	103,600		209
Shiseido Co Ltd	25,800	405		Verbund AG	4,876		113
Unicharm Corp	8,100	438					$18,904
		$4,211		Electrical Components & Equipment - 1.01%
Distribution & Wholesale - 1.31%				Brother Industries Ltd	16,900		185
Hitachi High-Technologies Corp	4,400	98		Casio Computer Co Ltd	17,000		99
ITOCHU Corp	107,800	1,179		Furukawa Electric Co Ltd	46,000		98
Jardine Cycle & Carriage Ltd	8,000	260		GS Yuasa Corp	25,000		106
Li & Fung Ltd	406,000	744		Hitachi Ltd	324,000		1,850
Marubeni Corp	118,000	753		Legrand SA	16,024		483
Mitsubishi Corp	100,600	1,963		Mabuchi Motor Co Ltd	1,700		65
Mitsui & Co Ltd	124,400	1,748		Mitsubishi Electric Corp	138,000		1,082
Sojitz Corp	89,600	141		Nidec Corp	7,800		635
Sumitomo Corp	80,600	1,081		NV Bekaert SA	2,791		73
Toyota Tsusho Corp	15,200	280		Prysmian SpA	14,584		207
Wolseley PLC	20,403	697		Schneider Electric SA	35,052		1,874
		$8,944		Ushio Inc	7,500		83
				Vestas Wind Systems A/S (a)	14,586		90
Diversified Financial Services - 1.06%							$6,930
Aeon Credit Service Co Ltd	5,600	91
ASX Ltd	12,540	360		Electronics - 1.03%
Credit Saison Co Ltd	10,600	202		Advantest Corp	10,700		145
Daiwa Securities Group Inc	119,000	375		Hamamatsu Photonics KK	4,800		167
Deutsche Boerse AG	13,963	668		Hirose Electric Co Ltd	2,300		210
GAM Holding AG (a)	14,056	148		Hoya Corp	31,100		666
Hong Kong Exchanges and Clearing Ltd	73,500	1,035		Ibiden Co Ltd	8,600		151
ICAP PLC	39,462	208		Keyence Corp	3,240		732
Investec PLC	38,459	198		Koninklijke Philips Electronics NV	72,246		1,280
London Stock Exchange Group PLC	10,677	165		Kyocera Corp	11,000		907
Macquarie Group Ltd	24,957	654		Murata Manufacturing Co Ltd	14,500		750
Man Group PLC	132,295	150		NEC Corp	187,000		269
Mitsubishi UFJ Lease & Finance Co Ltd	4,170	156		Nippon Electric Glass Co Ltd	29,000		181
Nomura Holdings Inc	260,000	852		Omron Corp	14,600		288
Old Mutual PLC	348,404	763		Toshiba Corp	288,000		1,079
ORIX Corp	7,500	647		Yaskawa Electric Corp	15,000		112
Partners Group Holding AG	956	159		Yokogawa Electric Corp	15,400		130
Schroders PLC	8,092	149					$7,067
Singapore Exchange Ltd	61,000	292		Energy - Alternate Sources - 0.03%
		$7,272		EDP Renovaveis SA (a)	15,615		55
Electric - 2.77%				Enel Green Power SpA	125,306		166
A2A SpA	78,514	49					$221
AGL Energy Ltd	33,267	492		Engineering & Construction - 1.28%
AGL Energy Ltd - Rights (a),(b)	5,374	18		ABB Ltd (a)	156,962		2,476
Chubu Electric Power Co Inc	48,800	748		Acciona SA	1,820		96
Chugoku Electric Power Co Inc/The	21,300	336		ACS Actividades de Construccion y Servicios	10,139		169
CLP Holdings Ltd	138,000	1,123		SA
Contact Energy Ltd (a)	25,887	95
				Aeroports de Paris	2,480		180
E.ON AG	128,950	2,365		Aker Solutions ASA	11,772		156
EDP - Energias de Portugal SA	136,658	284		Auckland International Airport Ltd	66,340		129
Electric Power Development Co Ltd	8,300	215		Balfour Beatty PLC	49,214		207

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Engineering & Construction (continued)				Food (continued)
Bouygues SA	13,527	$329		Unilever PLC	91,900		$2,892
Cheung Kong Infrastructure Holdings Ltd	33,000	181		WM Morrison Supermarkets PLC	155,324		662
Chiyoda Corp	11,000	130		Woolworths Ltd	87,731		2,259
Eiffage SA	2,900	88		Yakult Honsha Co Ltd	6,900		240
Ferrovial SA	26,261	249		Yamazaki Baking Co Ltd	9,000		125
Fomento de Construcciones y Contratas SA	3,646	46					$36,662
Fraport AG Frankfurt Airport Services	2,631	134
Worldwide				Food Service - 0.20%
Hochtief AG (a)	3,032	138		Compass Group PLC	136,027		1,337
JGC Corp	15,000	411
Kajima Corp	61,000	159		Forest Products & Paper - 0.24%
Kinden Corp	10,000	64		Holmen AB	3,782		97
Koninklijke Boskalis Westminster NV	5,061	151		Nippon Paper Group Inc	7,100		109
Leighton Holdings Ltd	10,843	187		OJI Paper Co Ltd	61,000		231
Obayashi Corp	46,000	178		Stora Enso OYJ	41,657		227
SembCorp Industries Ltd	70,000	261		Svenska Cellulosa AB	41,393		591
Shimizu Corp	42,000	139		UPM-Kymmene OYJ	37,590		387
Singapore Technologies Engineering Ltd	109,000	250					$1,642
Skanska AB	28,636	381
Taisei Corp	73,000	178		Gas - 1.11%
Vinci SA	32,367	1,300		Centrica PLC	370,398		1,769
WorleyParsons Ltd	13,846	347		Enagas SA	12,821		200
		$8,714		Gas Natural SDG SA	24,852		270
				Gas Natural SDG SA - Rights (a)	24,852		14
Entertainment - 0.25%				Hong Kong & China Gas Co Ltd	339,770		797
Genting Singapore PLC	437,000	507		National Grid PLC	254,887		2,557
OPAP SA	15,989	85		Osaka Gas Co Ltd	134,000		525
Oriental Land Co Ltd/Japan	3,600	393		Snam SpA	115,069		466
Sankyo Co Ltd	3,800	183		Toho Gas Co Ltd	29,000		164
TABCORP Holdings Ltd	51,039	144		Tokyo Gas Co Ltd	176,000		835
Tatts Group Ltd	96,003	245					$7,597
Toho Co Ltd/Tokyo	8,100	129
		$1,686		Hand & Machine Tools - 0.38%
				Fuji Electric Co Ltd	40,000		93
Environmental Control - 0.03%				Makita Corp	8,000		271
Kurita Water Industries Ltd	8,100	177		Sandvik AB	71,917		901
				Schindler Holding AG - PC	3,481		386
Food - 5.37%				Schindler Holding AG - REG	1,542		172
Ajinomoto Co Inc	46,000	620		SMC Corp/Japan	3,900		639
Aryzta AG (a)	6,245	282		THK Co Ltd	8,600		163
Associated British Foods PLC	25,509	468					$2,625
Barry Callebaut AG (a)	130	115		Healthcare - Products - 0.91%
Carrefour SA	41,346	714		Cie Generale d'Optique Essilor International SA	14,397		1,231
Casino Guichard Perrachon SA	3,958	333
Colruyt SA	5,423	218		Cochlear Ltd	4,074		249
Danone SA	41,814	2,682		Coloplast A/S	1,630		281
Delhaize Group SA	7,292	265		Fresenius SE & Co KGaA	8,880		840
Distribuidora Internacional de Alimentacion SA (a)	41,346	181		Getinge AB	14,331		358
				Luxottica Group SpA	8,362		271
First Pacific Co Ltd/Hong Kong	152,000	157		QIAGEN NV (a)	16,764		270
J Sainsbury PLC	87,379	389		Shimadzu Corp	17,000		142
Jeronimo Martins SGPS SA	15,771	280		Smith & Nephew PLC	63,970		599
Kerry Group PLC	10,055	434		Sonova Holding AG (a)	3,518		331
Kesko OYJ	4,791	120		Straumann Holding AG	561		86
Kikkoman Corp	11,000	130		Synthes Inc (c)	4,675		764
Koninklijke Ahold NV	83,195	978		Sysmex Corp	5,200		213
Lindt & Spruengli AG (a)	8	277		Terumo Corp	12,200		438
Lindt & Spruengli AG - PC (a)	64	186		William Demant Holding A/S (a)	1,671		147
MEIJI Holdings Co Ltd	4,900	204					$6,220
Metcash Ltd	55,231	206
Metro AG	9,283	268		Healthcare - Services - 0.24%
Nestle SA	236,290	13,408		Fresenius Medical Care AG & Co KGaA	15,021		997
Nippon Meat Packers Inc	12,000	143		Miraca Holdings Inc	4,000		153
Nisshin Seifun Group Inc	13,500	150		Ramsay Health Care Ltd	9,405		197
Nissin Foods Holdings Co Ltd	4,200	153		Sonic Healthcare Ltd	26,527		315
Olam International Ltd	105,000	135					$1,662
Suedzucker AG	4,745	144		Holding Companies - Diversified - 1.07%
Tate & Lyle PLC	33,482	347		Exor SpA	4,590		98
TESCO PLC	574,088	2,679		GEA Group AG	12,503		320
Toyo Suisan Kaisha Ltd	6,000	154		Groupe Bruxelles Lambert SA	5,777		362
Unilever NV - CVA	116,641	3,664

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Holding Companies - Diversified (continued)				Internet (continued)
Hutchison Whampoa Ltd	153,000	$1,256		Trend Micro Inc	7,500		$205
Industrivarden AB	8,431	103		United Internet AG	7,697		132
Keppel Corp Ltd	102,200	789		Yahoo Japan Corp	1,041		302
LVMH Moet Hennessy Louis Vuitton SA	18,178	2,691					$1,728
Noble Group Ltd	276,000	237
NWS Holdings Ltd	97,500	143		Investment Companies - 0.19%
Swire Pacific Ltd	52,000	560		Delek Group Ltd	326		53
Wendel SA	2,353	155		Eurazeo	2,483		95
Wharf Holdings Ltd	108,000	563		Investment AB Kinnevik	14,725		259
		$7,277		Investor AB	32,614		572
				Israel Corp Ltd/The	165		92
Home Builders - 0.15%				Pargesa Holding SA	1,935		106
Daiwa House Industry Co Ltd	34,000	433		Ratos AB	13,719		122
Sekisui Chemical Co Ltd	31,000	264					$1,299
Sekisui House Ltd	41,000	346
		$1,043		Iron & Steel - 0.68%
				Acerinox SA	7,140		71
Home Furnishings - 0.39%				ArcelorMittal	61,472		853
Electrolux AB	17,225	328		Daido Steel Co Ltd	20,000		120
Matsushita Electric Industrial Co Ltd	158,100	1,041		Fortescue Metals Group Ltd	89,183		401
Sharp Corp/Japan	72,000	376		Hitachi Metals Ltd	12,000		139
Sony Corp	71,900	952		Japan Steel Works Ltd/The	23,000		121
		$2,697		JFE Holdings Inc	33,000		533
				Kobe Steel Ltd	178,000		213
Insurance - 4.14%				Nippon Steel Corp	366,000		819
Admiral Group PLC	14,542	233		Nisshin Steel Co Ltd	50,000		62
Aegon NV	123,064	519		Salzgitter AG	2,797		120
Ageas	158,425	252		SSAB AB - A Shares	11,206		87
AIA Group Ltd	603,600	1,962		Sumitomo Metal Industries Ltd	241,000		389
Allianz SE	32,544	2,958		ThyssenKrupp AG	27,629		458
AMP Ltd	204,405	771		Voestalpine AG	7,868		198
Assicurazioni Generali SpA	83,608	853		Yamato Kogyo Co Ltd	3,000		81
Aviva PLC	208,012	844					$4,665
AXA SA	124,614	1,406
Baloise Holding AG	3,401	211		Leisure Products & Services - 0.21%
CNP Assurances	10,636	115		Carnival PLC	12,943		417
Dai-ichi Life Insurance Co Ltd/The	644	643		Sega Sammy Holdings Inc	15,300		272
Delta Lloyd NV	7,328	91		Shimano Inc	5,400		327
Gjensidige Forsikring ASA	14,321	153		Tui Travel PLC	36,024		92
Hannover Rueckversicherung AG	4,318	232		Yamaha Corp	11,300		97
ING Groep NV (a)	274,256	1,587		Yamaha Motor Co Ltd	20,000		198
Insurance Australia Group Ltd	148,865	482					$1,403
Legal & General Group PLC	420,452	718
Mapfre SA	55,126	107		Lodging - 0.51%
MS&AD Insurance Group Holdings	40,800	625		Accor SA	10,560		315
Muenchener Rueckversicherungs AG	12,841	1,597		City Developments Ltd	36,000		277
NKSJ Holdings Inc	26,750	490		Crown Ltd	28,685		237
Prudential PLC	182,435	1,915		Echo Entertainment Group Ltd	49,264		210
				Galaxy Entertainment Group Ltd (a)	90,000		218
QBE Insurance Group Ltd	79,877	962
Resolution Ltd	98,539	294		InterContinental Hotels Group PLC	20,796		489
RSA Insurance Group PLC	252,783	386		Sands China Ltd	172,800		589
Sampo OYJ	30,078	697		Shangri-La Asia Ltd	100,166		196
SCOR SE	12,372	269		SJM Holdings Ltd	119,000		211
Sony Financial Holdings Inc	12,500	179		Sky City Entertainment Group Ltd	41,312		111
Standard Life PLC	168,529	534		Whitbread PLC	12,693		366
Suncorp Group Ltd	92,125	695		Wynn Macau Ltd	111,600		273
Swiss Life Holding AG (a)	2,182	176					$3,492
Swiss Re AG (a)	24,722	1,432		Machinery - Construction & Mining - 0.48%
T&D Holdings Inc	41,500	395		Atlas Copco AB - A Shares	48,083		974
Tokio Marine Holdings Inc	51,800	1,125		Atlas Copco AB - B Shares	27,941		503
Tryg A/S	1,756	92		Hitachi Construction Machinery Co Ltd	7,700		148
Vienna Insurance Group AG Wiener	2,750	97		Komatsu Ltd	67,900		1,621
Versicherung Gruppe							$3,246
Zurich Insurance Group AG (a)	10,552	2,169
		$28,266		Machinery - Diversified - 1.09%
				Alstom SA	14,768		430
Internet - 0.25%				Amada Co Ltd	26,000		150
Dena Co Ltd	7,000	146		FANUC Corp	13,700		2,354
Gree Inc	6,600	106		Hexagon AB	18,146		323
Iliad SA	1,371	177		IHI Corp	95,000		195
Rakuten Inc	520	556		Kawasaki Heavy Industries Ltd	102,000		270
SBI Holdings Inc/Japan	1,602	104		Kone OYJ	11,149		624

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Machinery - Diversified (continued)				Miscellaneous Manufacturing (continued)
Kubota Corp	83,000	$709		Invensys PLC	58,152		$197
MAN SE	4,542	436		Konica Minolta Holdings Inc	34,500		247
Metso OYJ	9,151	300		Nikon Corp	24,400		677
Mitsubishi Heavy Industries Ltd	217,000	876		Olympus Corp	15,500		248
Nabtesco Corp	6,800	152		Orkla ASA	55,256		375
Sumitomo Heavy Industries Ltd	40,000	177		Siemens AG	58,914		4,864
Weir Group PLC/The	15,133	362		Smiths Group PLC	28,108		434
Zardoya Otis SA	10,508	116		Sulzer AG	1,717		206
		$7,474		Wartsila OYJ Abp	12,005		395
Media - 0.77%							$8,934
Axel Springer AG	2,834	114		Office & Business Equipment - 0.56%
British Sky Broadcasting Group PLC	81,522	867		Canon Inc	81,200		3,240
Fairfax Media Ltd	159,987	104		Neopost SA	2,363		123
ITV PLC	264,550	299		Ricoh Co Ltd	48,000		348
Jupiter Telecommunications Co Ltd	124	127		Seiko Epson Corp	9,300		94
Kabel Deutschland Holding AG (a)	6,444	367					$3,805
Lagardere SCA	8,451	200
Mediaset SpA	50,748	79		Oil & Gas - 7.10%
Modern Times Group AB	3,489	141		BG Group PLC	243,006		4,683
Pearson PLC	58,400	1,027		BP PLC	1,357,833		8,254
Reed Elsevier NV	49,252	512		Caltex Australia Ltd	9,666		129
Reed Elsevier PLC	87,116	644		Cosmo Oil Co Ltd	42,000		106
Sanoma OYJ	5,829	49		Eni SpA	172,078		3,315
				Essar Energy PLC (a)	23,333		49
Singapore Press Holdings Ltd	110,000	322
Societe Television Francaise 1	8,311	61		Galp Energia SGPS SA	16,565		197
Wolters Kluwer NV	21,600	314		Idemitsu Kosan Co Ltd	1,600		145
		$5,227		Inpex Corp	157		906
				Japan Petroleum Exploration Co	2,000		77
Metal Fabrication & Hardware - 0.36%				JX Holdings Inc	160,830		815
Assa Abloy AB	22,495	586		Lundin Petroleum AB (a)	15,934		282
Maruichi Steel Tube Ltd	3,400	71		Neste Oil OYJ	9,180		85
NSK Ltd	32,000	196		OMV AG	11,717		320
NTN Corp	34,000	110		Repsol YPF SA	56,821		853
Sims Metal Management Ltd	11,869	126		Royal Dutch Shell PLC - A Shares	260,727		8,104
SKF AB	28,053	556		Royal Dutch Shell PLC - B Shares	190,626		6,127
Tenaris SA	33,812	543		Santos Ltd	67,626		789
Vallourec SA	8,100	303		Seadrill Ltd	23,520		781
		$2,491		Showa Shell Sekiyu KK	13,500		80
				Statoil ASA	79,911		1,811
Mining - 4.20%				TonenGeneral Sekiyu KK	20,000		182
Alumina Ltd	174,726	166		Total SA	151,991		6,551
Anglo American PLC	94,760	2,888		Transocean Ltd/Switzerland	24,767		1,003
Antofagasta PLC	28,236	438		Tullow Oil PLC	64,773		1,428
BHP Billiton Ltd	229,953	7,088		Woodside Petroleum Ltd	46,151		1,445
BHP Billiton PLC	151,231	3,963					$48,517
Boliden AB	19,584	251
Eurasian Natural Resources Corp PLC	18,441	121		Oil & Gas Services - 0.48%
Fresnillo PLC	12,838	268		Amec PLC	23,787		356
Glencore International PLC	99,138	522		Cie Generale de Geophysique - Veritas (a)	10,330		226
Iluka Resources Ltd	29,980	390		Fugro NV	4,954		285
Kazakhmys PLC	15,218	157		Petrofac Ltd	18,571		446
Lonmin PLC	11,609	126		Saipem SpA	18,958		741
Lynas Corp Ltd (a)	122,717	123		SBM Offshore NV (a)	12,276		160
Mitsubishi Materials Corp	80,000	218		Subsea 7 SA	20,152		398
Newcrest Mining Ltd	54,812	1,328		Technip SA	7,105		650
Norsk Hydro ASA	66,666	278					$3,262
Orica Ltd	26,061	627
OZ Minerals Ltd	22,644	192		Packaging & Containers - 0.17%
Randgold Resources Ltd	6,562	523		Amcor Ltd/Australia	87,523		637
Rio Tinto Ltd	31,202	1,727		Rexam PLC	62,794		391
Rio Tinto PLC	98,221	4,226		Toyo Seikan Kaisha Ltd	10,900		123
Sumitomo Metal Mining Co Ltd	37,000	417					$1,151
Umicore SA	8,163	389		Pharmaceuticals - 7.61%
Vedanta Resources PLC	8,563	123		Actelion Ltd (a)	7,935		301
Xstrata PLC	148,597	2,123		Alfresa Holdings Corp	2,800		135
		$28,672		Astellas Pharma Inc	31,800		1,249
Miscellaneous Manufacturing - 1.31%				AstraZeneca PLC	93,295		3,769
Alfa Laval AB	24,028	397		Celesio AG	6,090		84
Campbell Brothers Ltd	4,833	273		Chugai Pharmaceutical Co Ltd	16,000		288
FUJIFILM Holdings Corp	33,200	621		Daiichi Sankyo Co Ltd	48,200		775

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)				REITS (continued)
Dainippon Sumitomo Pharma Co Ltd	11,400	$109		Capital Shopping Centres Group PLC	40,042		$191
Eisai Co Ltd	18,000	734		CapitaMall Trust	155,000		218
Elan Corp PLC (a)	35,854	505		CFS Retail Property Trust	132,160		242
GlaxoSmithKline PLC	361,454	8,009		Corio NV	4,352		180
Grifols SA (a)	9,916	225		Dexus Property Group	346,489		317
Hisamitsu Pharmaceutical Co Inc	4,400	194		Fonciere Des Regions	1,967		127
Kyowa Hakko Kirin Co Ltd	19,000	187		Gecina SA	1,570		133
Medipal Holdings Corp	10,500	133		Goodman Group	100,605		331
Merck KGaA	4,627	429		GPT Group	124,224		392
Mitsubishi Tanabe Pharma Corp	16,100	212		Hammerson PLC	50,940		328
Novartis AG	167,106	8,706		ICADE	1,669		129
Novo Nordisk A/S	30,450	4,071		Japan Prime Realty Investment Corp	49		140
Ono Pharmaceutical Co Ltd	5,900	333		Japan Real Estate Investment Corp	39		344
Orion OYJ	6,878	120		Japan Retail Fund Investment Corp	135		213
Otsuka Holdings Co Ltd	18,000	566		Klepierre	7,469		232
Roche Holding AG	50,306	7,873		Land Securities Group PLC	55,680		610
Sanofi	81,578	5,557		Link REIT/The	161,000		618
Santen Pharmaceutical Co Ltd	5,300	192		Mirvac Group	244,663		293
Shionogi & Co Ltd	21,400	269		Nippon Building Fund Inc	44		401
Shire PLC	40,274	1,136		Nomura Real Estate Office Fund Inc	20		111
Suzuken Co Ltd	5,000	155		Segro PLC	53,106		175
Taisho Pharmaceutical Holdings Co Ltd	2,600	194		Stockland	166,166		516
Takeda Pharmaceutical Co Ltd	56,500	2,361		Unibail-Rodamco SE	6,582		1,090
Teva Pharmaceutical Industries Ltd	67,405	2,642		Westfield Group	157,064		1,387
Tsumura & Co	4,300	95		Westfield Retail Trust	207,754		550
UCB SA	7,221	339					$9,936

		$51,947		Retail - 2.49%
Pipelines - 0.03%				ABC-Mart Inc	1,900		72
APA Group	38,912	190		Aeon Co Ltd	43,000		521
				Autogrill SpA	8,197		71
				Cie Financiere Richemont SA	37,377		2,142
Private Equity - 0.03%				Citizen Holdings Co Ltd	18,800		108
3i Group PLC	69,521	188		FamilyMart Co Ltd	4,500		204
				Fast Retailing Co Ltd	3,800		846
Publicly Traded Investment Fund - 4.23%				Harvey Norman Holdings Ltd	38,033		73
iShares MSCI EAFE Index Fund	605,607	28,924		Hennes & Mauritz AB	73,212		2,180
				Inditex SA	15,621		1,292
				Isetan Mitsukoshi Holdings Ltd	26,900		270
Real Estate - 1.51%				J Front Retailing Co Ltd	35,000		164
Aeon Mall Co Ltd	5,200	102
CapitaLand Ltd	183,000	359		Kingfisher PLC	169,286		739
				Lawson Inc	4,300		301
CapitaMalls Asia Ltd	97,000	106		Lifestyle International Holdings Ltd	42,000		91
Cheung Kong Holdings Ltd	100,000	1,150
Daito Trust Construction Co Ltd	5,200	458		Marks & Spencer Group PLC	113,518		582
Fraser and Neave Ltd	66,000	327		Marui Group Co Ltd	16,000		113
Global Logistic Properties Ltd (a)	132,000	212		McDonald's Holdings Co Japan Ltd	4,800		140
Hang Lung Group Ltd	63,000	363		Next PLC	12,338		577
				Nitori Holdings Co Ltd	2,650		239
Hang Lung Properties Ltd	176,000	560		PPR	5,449		776
Henderson Land Development Co Ltd	68,000	342
Hopewell Holdings Ltd	41,000	107		Seven & I Holdings Co Ltd	54,000		1,624
				Shimamura Co Ltd	1,600		181
Hysan Development Co Ltd	46,000	181		Swatch Group AG/The - BR	2,208		854
IMMOFINANZ AG	70,541	202
Keppel Land Ltd	53,000	117		Swatch Group AG/The - REG	3,109		208
				Takashimaya Co Ltd	19,000		134
Kerry Properties Ltd	51,500	204		USS Co Ltd	1,570		159
Lend Lease Group	38,896	278
Mitsubishi Estate Co Ltd	90,000	1,395		Wesfarmers Ltd	72,025		2,047
Mitsui Fudosan Co Ltd	60,000	997		Yamada Denki Co Ltd	5,880		294
New World Development Co Ltd	257,000	276					$17,002
Nomura Real Estate Holdings Inc	6,800	106		Semiconductors - 0.60%
NTT Urban Development Corp	82	59		ARM Holdings PLC	96,749		757
Sino Land Co Ltd	211,073	290		ASM Pacific Technology Ltd	14,200		174
Sumitomo Realty & Development Co Ltd	26,000	544		ASML Holding NV	30,882		1,415
Sun Hung Kai Properties Ltd	101,000	1,137		Infineon Technologies AG	77,814		618
Tokyu Land Corp	31,000	137		Rohm Co Ltd	6,900		250
UOL Group Ltd	33,000	112		STMicroelectronics NV	45,639		233
Wheelock & Co Ltd	65,000	194		Sumco Corp (a)	8,300		70
		$10,315		Tokyo Electron Ltd	12,300		553

REITS - 1.45%							$4,070
Ascendas Real Estate Investment Trust	136,000	216		Shipbuilding - 0.05%
British Land Co PLC	60,467	452		Cosco Corp Singapore Ltd	72,000		56

See accompanying notes.

Schedule of Investments
International Equity Index Fund
May 31, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)		COMMON STOCKS (continued)	Shares Held		Value(000	's)

Shipbuilding (continued)					Toys, Games & Hobbies (continued)
SembCorp Marine Ltd	60,000	$207			Nintendo Co Ltd	7,100		$822
Yangzijiang Shipbuilding Holdings Ltd	137,000	110			Sanrio Co Ltd	3,200		103
		$373						$1,095
Software - 0.79%					Transportation - 1.72%
Amadeus IT Holding SA	22,434	412			AP Moeller - Maersk A/S - A shares	39		231
Dassault Systemes SA	4,226	385			AP Moeller - Maersk A/S - B shares	94		584
Konami Corp	6,700	141			Asciano Ltd	69,839		308
Nomura Research Institute Ltd	7,200	155			Central Japan Railway Co	108		879
Oracle Corp Japan	2,700	98			ComfortDelGro Corp Ltd	135,000		154
Sage Group PLC/The	94,235	374			Deutsche Post AG	60,599		1,005
SAP AG	65,884	3,780			DSV A/S	13,605		265
Square Enix Holdings Co Ltd	4,500	71			East Japan Railway Co	24,300		1,445
		$5,416			Groupe Eurotunnel SA	39,161		301
					Hutchison Port Holdings Trust	374,000		267
Storage & Warehousing - 0.01%					Kamigumi Co Ltd	18,000		140
Mitsubishi Logistics Corp	8,000	79			Kawasaki Kisen Kaisha Ltd	52,000		96
					Keikyu Corp	34,000		297
Telecommunications - 5.79%					Keio Corp	41,000		282
Alcatel-Lucent/France (a)	166,139	260			Keisei Electric Railway Co Ltd	20,000		155
Belgacom SA	10,892	287			Kintetsu Corp	116,000		404
Bezeq The Israeli Telecommunication Corp Ltd	126,266	158			Koninklijke Vopak NV	5,034		297
					Kuehne + Nagel International AG	3,867		412
BT Group PLC	556,667	1,771			Mitsui OSK Lines Ltd	82,000		288
Cellcom Israel Ltd	3,918	28			MTR Corp Ltd	103,500		333
Deutsche Telekom AG	201,123	1,984			Neptune Orient Lines Ltd/Singapore (a)	65,000		53
Elisa OYJ	10,124	199			Nippon Express Co Ltd	61,000		238
Eutelsat Communications SA	9,457	248			Nippon Yusen KK	110,000		293
Foxconn International Holdings Ltd (a)	155,000	63			Odakyu Electric Railway Co Ltd	45,000		408
France Telecom SA	132,767	1,667			Orient Overseas International Ltd	15,500		84
Hellenic Telecommunications Organization SA	17,548	28			QR National Ltd	122,298		405
					TNT Express NV	25,282		281
Inmarsat PLC	32,080	213			Tobu Railway Co Ltd	73,000		358
KDDI Corp	209	1,290			Tokyu Corp	81,000		360
Koninklijke KPN NV	105,796	1,001			Toll Holdings Ltd	48,782		219
Millicom International Cellular SA	5,467	469			West Japan Railway Co	12,200		479
Mobistar SA	2,149	64			Yamato Holdings Co Ltd	28,500		443
NICE Systems Ltd (a)	4,322	160						$11,764
Nippon Telegraph & Telephone Corp	31,300	1,348
Nokia OYJ	268,151	704			Water - 0.21%
					Severn Trent PLC	17,012		452
NTT DoCoMo Inc	1,094	1,745			Suez Environnement Co	20,034		218
Partner Communications Co Ltd	6,130	28
PCCW Ltd	286,000	105			United Utilities Group PLC	48,819		495
Portugal Telecom SGPS SA	48,145	182			Veolia Environnement SA	26,046		300
SES SA	21,459	480						$1,465
Singapore Telecommunications Ltd	571,000	1,370			TOTAL COMMON STOCKS			$668,729
Softbank Corp	63,500	1,982			PREFERRED STOCKS - 0.51%	Shares Held	Value	(000	's)
StarHub Ltd	43,000	108			Automobile Manufacturers - 0.36%
Swisscom AG	1,669	607			Bayerische Motoren Werke AG	3,737		192
TDC A/S	35,444	224			Porsche Automobil Holding SE	10,964		565
Tele2 AB	22,729	338			Volkswagen AG	10,355		1,662
Telecom Corp of New Zealand Ltd	137,815	268						$2,419
Telecom Italia SpA	672,482	556
Telecom Italia SpA - RSP	431,489	295			Consumer Products - 0.12%
Telefonaktiebolaget LM Ericsson	215,640	1,836			Henkel AG & Co KGaA	12,757		833
Telefonica SA	294,117	3,274
Telefonica SA - Rights (a)	285,093	83
					Electric - 0.01%
Telekom Austria AG	23,790	219			RWE AG	2,793		93
Telenor ASA	51,818	759
TeliaSonera AB	155,024	947
Telstra Corp Ltd	311,837	1,079			Media - 0.02%
Vivendi SA	92,268	1,494			ProSiebenSat.1 Media AG	5,483		116
Vodafone Group PLC	3,599,876	9,601
		$39,522			TOTAL PREFERRED STOCKS			$3,461
Textiles - 0.13%
Teijin Ltd	67,000	199
Toray Industries Inc	105,000	701
		$900
Toys, Games & Hobbies - 0.16%
Namco Bandai Holdings Inc	14,000	170
See accompanying notes.				79

Schedule of Investments
International Equity Index Fund
May 31, 2012 (unaudited)

Portfolio Summary (unaudited)

Maturity	Country	Percent
REPURCHASE AGREEMENTS - 4.45%	Amount (000's)	Value (000	's)	Japan	20.82%
United Kingdom	18.83%
Banks - 4.45%	United States	8.81%
Investment in Joint Trading Account; Credit	$4,516	$4,516	Switzerland	8.61%
Suisse Repurchase Agreement; 0.18%	Australia	8.13%
dated 05/31/12 maturing 06/01/12	France	7.95%
(collateralized by US Government	Germany	7.67%
Securities; $4,606,387; 4.63% - 8.00%;	Netherlands	4.54%
dated 11/15/21 - 02/15/40)	Sweden	2.81%
Investment in Joint Trading Account; Deutsche	11,092	11,092	Hong Kong	2.73%
Bank Repurchase Agreement; 0.21% dated	Spain	2.24%
05/31/12 maturing 06/01/12 (collateralized	Italy	1.84%
by US Government Securities;	Singapore	1.72%
$11,313,935; 0.00% - 4.50%; dated	Denmark	1.11%
08/22/12 - 03/12/32)	Belgium	1.00%
Investment in Joint Trading Account; JP	8,715	8,715	Ireland	0.77%
Morgan Repurchase Agreement; 0.18%	Finland	0.72%
dated 05/31/12 maturing 06/01/12	Norway	0.66%
(collateralized by US Government	Israel	0.60%
Securities; $8,889,520; 0.00% - 9.38%;	Luxembourg	0.34%
dated 02/08/13 - 04/15/30)	Austria	0.21%
Investment in Joint Trading Account; Merrill	6,044	6,045	Portugal	0.16%
Lynch Repurchase Agreement; 0.18%	Macao	0.13%
dated 05/31/12 maturing 06/01/12	New Zealand	0.12%
(collateralized by US Government	Bermuda	0.11%
Securities; $6,165,174; 0.00% - 2.50%;	Jersey, Channel Islands	0.08%
dated 01/30/13 - 10/15/29)	Greece	0.05%
$30,368	Mexico	0.04%
TOTAL REPURCHASE AGREEMENTS	$30,368	Guernsey	0.04%
Total Investments	$702,558	China	0.01%
Liabilities in Excess of Other Assets, Net - (2.86)%	$(19,518)	Mauritius	0.01%
TOTAL NET ASSETS - 100.00%	$683,040	Liabilities in Excess of Other Assets, Net	(2.86)%
TOTAL NET ASSETS	100.00%

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $764 or 0.11% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$31,585
Unrealized Depreciation	(120,336)
Net Unrealized Appreciation (Depreciation)	$(88,751)
Cost for federal income tax purposes	$791,309

All dollar amounts are shown in thousands (000's)

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; June 2012	Long	95	$7,067	$6,339	$(728)
Total	$(728)

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2012 (unaudited)

COMMON STOCKS - 0.06%	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.06%			Diversified Financial Services (continued)
BlackRock Preferred Income Strategies Fund Inc	201,483	$2,160	Citigroup Capital X	340,281	$8,255
			Citigroup Capital XI	335,869	8,064
			Citigroup Capital XII	142,400	3,674
TOTAL COMMON STOCKS		$2,160	Citigroup Capital XIII	272,299	7,205
CONVERTIBLE PREFERRED STOCKS -			Citigroup Capital XV	2,700	66
0.40%	Shares Held	Value (000's)	Citigroup Capital XVI	115,016	2,779
			Citigroup Capital XVII	9,000	217
Banks - 0.40%			Corporate-Backed Trust Certificates 6.00%;	170,000	3,958
Bank of America Corp	3,820	3,568	Series GS
Wells Fargo & Co	10,360	11,489	Corporate-Backed Trust Certificates 6.00%;	2,828	72
		$15,057	Series PRU
REITS - 0.00%			Corporate-Backed Trust Certificates 6.25%;	7,100	184
CommonWealth REIT 6.50%; Series D	3,000	63	Series BMY
			Corporate-Backed Trust Certificates 6.30%;	7,100	168
TOTAL CONVERTIBLE PREFERRED STOCKS		$15,120	Series GS
PREFERRED STOCKS - 50.05%	Shares Held	Value (000's)	Credit Suisse AG/Guernsey	1,513,192	39,419
			General Electric Capital Corp 6.00%	38,843	991
Banks - 12.66%			General Electric Capital Corp 6.05%	37,853	959
BAC Capital Trust V	66,100	1,527	JP Morgan Chase Capital XI	682,337	17,202
BAC Capital Trust VIII	162,900	3,758	JP Morgan Chase Capital XXIX	213,800	5,535
BAC Capital Trust X	49,300	1,155	Merrill Lynch Capital Trust I	331,100	7,774
Bank of America Corp 6.38%; Series 3	26,378	603	Merrill Lynch Capital Trust II	134,361	3,149
Bank of America Corp 6.63%; Series I	203,384	5,042	Merrill Lynch Preferred Capital Trust III	5,800	143
Bank of America Corp 8.20%; Series H	25,080	631	Merrill Lynch Preferred Capital Trust IV	91,500	2,272
Barclays Bank PLC 7.10%	1,020,235	24,751	Merrill Lynch Preferred Capital Trust V	138,300	3,442
Barclays Bank PLC 7.75%	644,829	16,011	Morgan Stanley Capital Trust III	350,200	8,142
Barclays Bank PLC 8.13%	288,639	7,262	Morgan Stanley Capital Trust IV	513,971	12,114
BB&T Capital Trust V	901,000	23,705	Morgan Stanley Capital Trust V	422,449	9,716
COBANK ACB 11.00%; Series C (a)	202,000	11,129	Morgan Stanley Capital Trust VI	329,981	7,873
COBANK ACB 11.00%; Series D	115,000	6,393	Morgan Stanley Capital Trust VII	204,653	4,869
COBANK ACB 7.00% (a)	106,500	5,448	Morgan Stanley Capital Trust VIII	97,460	2,316
Countrywide Capital V	209,500	4,965	National City Capital Trust IV	29,500	758
Countrywide Financial Corp	679,219	15,962	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800	421
Deutsche Bank Capital Funding Trust IX	16,450	380	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,373
Deutsche Bank Capital Funding Trust VIII	397,803	8,915	PreferredPlus TR-CCR1 6.00%; Series GSC4	41,600	989
Deutsche Bank Capital Funding Trust X	349,285	8,662	PreferredPlus TR-CCR1 6.00%; Series GSG1	13,991	346
Deutsche Bank Contingent Capital Trust II	2,235,612	51,576	SATURNS 2004-04	127,886	3,117
Deutsche Bank Contingent Capital Trust III	529,600	13,208	SATURNS 2004-06	174,400	4,116
Deutsche Bank Contingent Capital Trust V	22,500	581	SATURNS 2004-2	7,300	179
Fifth Third Capital Trust V	100,829	2,551			$230,852
Fifth Third Capital Trust VI	314,924	7,986
Fleet Capital Trust IX	108,900	2,591	Electric - 3.73%
Fleet Capital Trust VIII	138,422	3,503	Alabama Power Co	89,000	2,550
HSBC Holdings PLC 6.20%	1,074,600	26,467	Dominion Resources Inc/VA	1,167,035	33,576
HSBC Holdings PLC 8.00%	568,600	15,216	Entergy Arkansas Inc	34,863	968
HSBC USA Inc	186,080	9,275	Entergy Louisiana LLC	3,369	95
HSBC USA Inc 6.50%	231,200	5,916	Entergy Mississippi Inc	17,012	483
KeyCorp Capital X	36,858	951	Entergy Texas Inc	942,239	27,005
Lloyds Banking Group PLC	31,400	825	Georgia Power Co 6.50%	77,300	8,542
M&T Capital Trust IV	379,154	9,949	Georgia Power Co 8.20%	194,658	6,165
Morgan Stanley	104,100	1,746	Gulf Power Co 6.00%	60,914	6,167
PNC Capital Trust E	740,482	19,290	Gulf Power Co 6.45%	4,600	507
PNC Financial Services Group Inc 9.88%;	158,677	4,183	NextEra Energy Capital Holdings Inc	310,000	7,945
Series L			NextEra Energy Capital Holdings Inc	459,970	12,879
PNC Financial Services Group Inc - Series P	1,415,400	36,376	PPL Capital Funding Inc	399,269	10,181
(b)			SCANA Corp	20,135	567
Royal Bank of Scotland Group PLC 5.75%;	591,134	10,339	Xcel Energy Inc	920,539	24,265
Series L					$141,895
Santander Finance Preferred SAU	1,226,351	30,843	Insurance - 9.39%
SunTrust Capital IX	317,000	8,026	Aegon NV	62,317	1,608
US Bancorp - Series A	2,300	1,778	Aegon NV 4.00%	66,900	1,348
US Bancorp - Series G	2,090,100	54,134	Aegon NV 6.375%	975,042	22,095
Wells Fargo Capital IX	433,341	10,929	Aegon NV 6.50%	246,558	5,501
Wells Fargo Capital VII	298,500	7,543	Allianz SE	1,026,282	26,844
		$482,081	Arch Capital Group Ltd	376,600	9,709
			Aspen Insurance Holdings Ltd (b)	143,802	3,624
Diversified Financial Services - 6.06%
Ameriprise Financial Inc	1,140,265	31,848	Axis Capital Holdings Ltd	2,072,850	53,189
Citigroup Capital IX	462,079	11,081	Berkley W R Capital Trust	746,777	18,894
Citigroup Capital VII	450,500	11,281	Delphi Financial Group Inc 7.38%	527,604	13,207
Citigroup Capital VIII	190,879	4,785	Everest Re Capital Trust II	329,818	8,285

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2012 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)

Insurance (continued)				REITS (continued)
Hartford Financial Services Group Inc	779,236	$20,237		Public Storage Inc 7.00%; Series N	7,710	$196
ING Groep NV 6.13%	69,248	1,309		Realty Income Corp - Series D	319,187	8,142
ING Groep NV 6.20%	30,250	577		Realty Income Corp - Series F	853,083	22,240
ING Groep NV 6.38%	849,100	16,617		Regency Centers Corp 6.63%	230,854	5,977
ING Groep NV 7.05%	1,019,494	21,440		Regency Centers Corp 6.70%	243,630	6,166
ING Groep NV 7.20%	166,345	3,558		Vornado Realty LP	1,445,611	40,390
ING Groep NV 7.38%	862,200	19,356		Vornado Realty Trust - Series F	419,925	10,771
ING Groep NV 8.50%	50,340	1,236		Vornado Realty Trust - Series G	7,850	199
Markel Corp	14,153	357		Vornado Realty Trust - Series H	110,700	2,812
PartnerRe Ltd 6.50%	201,472	5,065		Vornado Realty Trust - Series I	116,293	2,954
PartnerRe Ltd 6.75%	276,293	6,921		Vornado Realty Trust - Series J	174,963	4,768
PartnerRe Ltd 7.25%	11,415	298		Wachovia Corp 7.25%	499,697	13,547
PLC Capital Trust III	17,169	432		Weingarten Realty Investors 6.50%	803,368	20,173
PLC Capital Trust IV	46,177	1,171		Weingarten Realty Investors 6.95%	204,100	5,209
PLC Capital Trust V	256,091	6,448		Weingarten Realty Investors 8.10%	1,749,751	39,544
Protective Life Corp (b)	336,151	8,454				$470,641
Protective Life Corp 7.25%	546,840	13,857
Prudential Financial Inc	682,818	18,224		Savings & Loans - 0.50%
Prudential PLC 6.50%	96,549	2,466		First Niagara Financial Group Inc	704,500	19,212
Prudential PLC 6.75%	170,992	4,365
RenaissanceRe Holdings Ltd - Series C	244,277	6,114		Sovereign - 0.74%
RenaissanceRe Holdings Ltd - Series D	652,423	16,441		Farm Credit Bank/Texas	23,800	28,300
XLIT Ltd	25,355	18,271

		$357,518		Telecommunications - 4.01%
Media - 0.53%				Centaur Funding Corp (a),(b)	2,950	1,762
Comcast Corp 6.63%	782,434	19,983		Centaur Funding Corp 9.08% (a)	54,403	64,773
				Qwest Corp (b)	253,178	6,491
				Qwest Corp 7.38%	372,908	9,703
Oil & Gas - 0.07%				Qwest Corp 7.50%	953,711	25,302
Nexen Inc	107,689	2,708		Telephone & Data Systems Inc 6.63%	344,252	8,692
				Telephone & Data Systems Inc 7.00%	1,210,015	32,695
REITS - 12.36%				United States Cellular Corp	125,584	3,351
CommonWealth REIT 7.50%	318,430	6,948				$152,769
CommonWealth REIT - Series C	790,142	19,904		TOTAL PREFERRED STOCKS		$1,905,959
CommonWealth REIT - Series E	174,921	4,478			Principal
DDR Corp - Series H	3,068	77		BONDS - 47.07%	Amount (000's)	Value(000	's)
DDR Corp - Series I	67,394	1,691
Digital Realty Trust Inc	590,135	15,249		Banks - 15.34%
Duke Realty Corp 6.50%	287,097	7,149		Abbey National Capital Trust I
Duke Realty Corp 6.60%	81,400	2,025		8.96%, 12/31/2049	$12,847	$12,462
Duke Realty Corp 6.63%	261,100	6,512		ABN Amro North American Holding Preferred
Harris Preferred Capital Corp	69,400	1,772		Capital Repackage Trust I
Health Care REIT Inc	617,185	16,078		6.52%, 12/29/2049(a),(c)	34,250	29,541
Hospitality Properties Trust 7.00%; Series C	77,899	1,975		Agfirst Farm Credit Bank
Hospitality Properties Trust 7.13%; Series D	408,113	10,754		7.30%, 12/31/2049(a),(d)	1,850	1,832
Kimco Realty Corp 6.00%	590,500	14,745		BAC Capital Trust XIII
Kimco Realty Corp 6.65%	68,289	1,733		4.00%, 12/31/2049(c)	5,000	3,488
Kimco Realty Corp 6.90%	343,626	9,793		BankAmerica Institutional Capital A
Kimco Realty Corp 7.75%	1,693,705	43,528		8.07%, 12/31/2026(a)	20,500	20,602
National Retail Properties Inc	455,621	11,545		BankAmerica Institutional Capital B
Prologis Inc - Series L	149,704	3,802		7.70%, 12/31/2026(a)	6,760	6,760
Prologis Inc - Series M	50,200	1,256		Barclays Bank PLC
Prologis Inc - Series P	79,009	2,007		6.28%, 12/31/2049	14,300	10,855
Prologis Inc - Series Q	125,000	7,676		6.86%, 09/29/2049(a),(c)	15,902	13,995
Prologis Inc - Series S	92,900	2,322		7.43%, 12/31/2049(a),(c)	8,956	9,043
PS Business Parks Inc - Series H	222,114	5,631		BB&T Capital Trust I
PS Business Parks Inc - Series I	388,000	9,844		5.85%, 08/18/2035	2,569	2,575
PS Business Parks Inc - Series P	581,480	14,810		BB&T Capital Trust IV
PS Business Parks Inc - Series R	130,211	3,501		6.82%, 06/12/2057(c)	17,500	17,587
PS Business Parks Inc - Series S	46,415	1,229		BBVA International Preferred SAU
Public Storage	442,900	11,476		5.92%, 12/30/2049(c)	28,595	18,316
Public Storage Inc 5.90%	56,300	1,476		BNP Paribas SA
Public Storage Inc 6.18%; Series D	7,893	201		5.19%, 06/29/2049 (a),(c)	11,020	8,485
Public Storage Inc 6.35%; Series R	746,444	20,475		BPCE SA
Public Storage Inc 6.45%; Series F	268,244	6,832		2.51%, 07/29/2049(c)	6,000	2,633
Public Storage Inc 6.45%; Series X	221,475	5,632		6.75%, 01/27/2049	11,500	7,451
Public Storage Inc 6.50%; Series Q	7,688	213		12.50%, 08/29/2049(a),(d)	500	485
Public Storage Inc 6.50%; Series W	363,520	9,288		Capital One Capital VI
Public Storage Inc 6.60%; Series C	150,313	3,822		8.88%, 05/15/2040	4,200	4,283
Public Storage Inc 6.88%	3,701	104

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)				Banks (continued)
Claudius Ltd for Credit Suisse				Royal Bank of Scotland Group PLC
7.88%, 06/29/2049	$12,892	$12,763		7.65%, 08/29/2049(c)	$18,560		$14,152
Cooperatieve Centrale Raiffeisen-				Santander Finance Preferred SAU
Boerenleenbank BA/Netherlands				10.50%, 12/31/2049(c)	1,520		1,474
11.00%, 12/29/2049(a),(c)	12,170	15,182		Societe Generale SA
Countrywide Capital III				1.22%, 12/29/2049(a),(c)	7,500		4,848
8.05%, 06/15/2027	10,460	10,551		5.92%, 04/29/2049(a),(c)	57,852		37,635
Credit Agricole SA				8.75%, 10/29/2049	25,490		21,182
8.38%, 10/13/2049(a),(c)	3,000	2,265		Standard Chartered PLC
Credit Suisse Group Guernsey I Ltd				0.81%, 07/29/2049(c)	2,000		940
7.88%, 02/24/2041(c)	15,400	14,707		7.01%, 07/29/2049(a)	18,850		18,266
Den Norske Creditbank				State Street Capital Trust III
0.81%, 11/29/2049(c)	8,940	4,738		5.46%, 01/29/2049(c)	250		251
0.96%, 08/29/2049(c)	6,150	3,259		State Street Capital Trust IV
Deutsche Bank Capital Funding Trust I				1.47%, 06/15/2037(c)	600		438
3.44%, 12/29/2049(a),(c)	10,700	7,169		SunTrust Capital VIII
Deutsche Bank Capital Funding Trust VII				6.10%, 12/15/2036	8,924		8,846
5.63%, 01/29/2049(a),(c)	3,000	2,415					$584,258
Dresdner Funding Trust I
8.15%, 06/30/2031(a)	26,040	20,441		Diversified Financial Services - 11.25%
Fifth Third Capital Trust IV				Ageas Hybrid Financing SA
6.50%, 04/15/2049(c)	8,000	7,840		8.25%, 02/28/2049	30,822		23,425
First Empire Capital Trust I				American Express Co
				6.80%, 09/01/2066(c)	16,800		17,220
8.23%, 02/01/2027	7,250	7,704
First Hawaiian Capital I				Capital One Capital III
8.34%, 07/01/2027	8,410	8,452		7.69%, 08/01/2049	12,919		13,048
First Union Capital II				Capital One Capital IV
7.95%, 11/15/2029	3,700	4,104		6.75%, 02/17/2037	57,890		57,818
HBOS Capital Funding No2 LP				Charles Schwab Corp/The
6.07%, 06/29/2049(a),(c)	5,590	3,466		7.00%, 02/01/2049(c)	26,600		28,445
HSBC Bank PLC				Citigroup Capital XXI
0.99%, 09/29/2049(c)	5,000	2,325		8.30%, 12/21/2057	3,900		3,943
1.06%, 06/29/2049(c)	5,000	2,345		General Electric Capital Corp
				6.38%, 11/15/2067(c)	4,715		4,851
HSBC Capital Funding LP/Jersey
10.18%, 12/29/2049(a),(c)	14,000	18,060		Glen Meadow Pass-Through Trust
				6.51%, 02/12/2067(a),(c)	62,060		45,769
HSBC USA Capital Trust I
7.81%, 12/15/2026(a)	300	300		Goldman Sachs Capital I
HSBC USA Capital Trust III				6.35%, 02/15/2034	8,900		8,145
7.75%, 11/15/2026	7,200	7,200		HSBC Finance Capital Trust IX
JP Morgan Chase Capital XX				5.91%, 11/30/2035	10,200		9,384
6.55%, 09/29/2036	9,950	9,899		JP Morgan Chase Capital XXII
JP Morgan Chase Capital XXI				6.45%, 02/02/2037	16,477		16,271
1.42%, 02/02/2037(c)	3,297	2,354		JP Morgan Chase Capital XXVII
JP Morgan Chase Capital XXV				7.00%, 11/01/2039	23,050		23,070
6.80%, 10/01/2037	13,435	13,470		Macquarie PMI LLC
KeyCorp Capital III				8.38%, 12/02/2049	3,000		2,941
7.75%, 07/15/2029	3,500	3,945		Man Group PLC
LBG Capital No.1 PLC				5.00%, 08/09/2017	18,800		15,897
7.88%, 11/01/2020(a)	11,100	9,691		11.00%, 05/29/2049	2,300		2,139
8.00%, 12/29/2049(a),(c)	30,400	24,057		MBNA Capital A
Natixis				8.28%, 12/01/2026	2,000		2,015
9.00%, 04/29/2049	532	407		Old Mutual Capital Funding LP
10.00%, 04/30/2049(c)	16,200	13,947		8.00%, 05/29/2049	16,239		16,076
NB Capital Trust II				Swiss Re Capital I LP
				6.85%, 05/29/2049(a),(c)	35,420		32,611
7.83%, 12/15/2026	14,134	14,134
				ZFS Finance USA Trust II
NB Capital Trust IV				6.45%, 12/15/2065 (a),(c)	85,950		83,371
8.25%, 04/15/2027	2,600	2,606
				ZFS Finance USA Trust V
NBP Capital Trust III				6.50%, 05/09/2037 (a)	22,883		22,025
7.38%, 10/27/2049	5,313	3,560
Nordea Bank AB							$428,464
5.42%, 12/20/2049(a)	4,000	3,900		Electric - 2.76%
8.38%, 09/25/2049	5,600	5,852		Dominion Resources Inc/VA
North Fork Capital Trust II				2.77%, 09/30/2049(c)	22,950		20,413
8.00%, 12/15/2027	11,150	11,261		Integrys Energy Group Inc
PNC Financial Services Group Inc				6.11%, 12/01/2066(c)	15,582		15,582
6.75%, 08/01/2049(c)	26,900	27,843		NextEra Energy Capital Holdings Inc
PNC Preferred Funding Trust I				6.35%, 10/01/2066(c)	4,000		4,080
2.12%, 12/31/2049(a),(c)	4,700	3,621		6.65%, 06/15/2067(c)	3,000		3,075
				7.30%, 09/01/2067(c)	37,255		39,677

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
May 31, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000	's)

Electric (continued)				Miscellaneous Manufacturing - 0.32%
PPL Capital Funding Inc				GE Capital Trust I
6.70%, 03/30/2067(c)	$22,325	$22,157		6.38%, 11/15/2067	$11,700	$11,993
		$104,984

Holding Companies - Diversified - 0.35%				Pipelines - 0.93%
Hutchison Whampoa International 12 Ltd				TransCanada PipeLines Ltd
6.00%, 05/07/2049(a),(c)	13,500	13,348		6.35%, 05/15/2067(c)	34,663	35,599

Insurance - 15.12%				Sovereign - 0.25%
ACE Capital Trust II				Svensk Exportkredit AB
9.70%, 04/01/2030	5,490	7,606		6.38%, 10/29/2049(a)	10,000	9,509
Aegon NV
2.25%, 07/29/2049(c)	11,330	4,759
				Transportation - 0.75%
Allstate Corp/The				BNSF Funding Trust I
6.13%, 05/15/2037(c)	16,259	15,385		6.61%, 12/15/2055(c)	27,260	28,487
6.50%, 05/15/2057	12,505	12,052
AXA SA				TOTAL BONDS		$1,792,249
6.38%, 12/29/2049(a),(c)	41,868	32,238
8.60%, 12/15/2030	13,565	14,693			Maturity
Catlin Insurance Co Ltd				REPURCHASE AGREEMENTS - 1.26%	Amount (000's)	Value (000	's)
7.25%, 12/31/2049(a)	76,835	67,423		Banks - 1.26%
Dai-ichi Life Insurance Co Ltd/The				Investment in Joint Trading Account; Credit	$7,158	$7,158
7.25%, 12/31/2049(a)	15,750	16,584		Suisse Repurchase Agreement; 0.18%
Everest Reinsurance Holdings Inc				dated 05/31/12 maturing 06/01/12
6.60%, 05/15/2037(c)	30,420	28,595		(collateralized by US Government
Great-West Life & Annuity Insurance Capital				Securities; $7,300,793; 4.63% - 8.00%;
LP				dated 11/15/21 - 02/15/40)
6.63%, 11/15/2034(a)	7,000	7,386		Investment in Joint Trading Account; Deutsche	17,580	17,580
Great-West Life & Annuity Insurance Capital				Bank Repurchase Agreement; 0.21% dated
LP II				05/31/12 maturing 06/01/12 (collateralized
7.15%, 05/16/2046(a),(c)	8,750	8,706		by US Government Securities;
ING Capital Funding Trust III				$17,931,771; 0.00% - 4.50%; dated
4.07%, 12/31/2049(c)	7,000	5,788		08/22/12 - 03/12/32)
Liberty Mutual Group Inc				Investment in Joint Trading Account; JP	13,813	13,813
7.00%, 03/15/2037(a),(c)	2,700	2,403		Morgan Repurchase Agreement; 0.18%
7.80%, 03/15/2037(a)	13,998	13,648		dated 05/31/12 maturing 06/01/12
Lincoln National Corp				(collateralized by US Government
6.05%, 04/20/2067(c)	2,520	2,281		Securities; $14,089,249; 0.00% - 9.38%;
7.00%, 05/17/2066(c)	12,775	11,945		dated 02/08/13 - 04/15/30)
Metlife Capital Trust IV				Investment in Joint Trading Account; Merrill	9,580	9,580
7.88%, 12/15/2037(a)	19,200	21,024		Lynch Repurchase Agreement; 0.18%
MetLife Capital Trust X				dated 05/31/12 maturing 06/01/12
9.25%, 04/08/2038(a)	20,935	24,913		(collateralized by US Government
Mitsui Sumitomo Insurance Co Ltd				Securities; $9,771,355; 0.00% - 2.50%;
7.00%, 03/15/2049(a)	23,500	24,258		dated 01/30/13 - 10/15/29)
MMI Capital Trust I						$48,131
7.63%, 12/15/2027	1,073	1,276		TOTAL REPURCHASE AGREEMENTS		$48,131
Nationwide Financial Services Inc				Total Investments		$3,763,619
6.75%, 05/15/2037	68,095	63,669		Other Assets in Excess of Liabilities, Net - 1.16%		$44,079
Progressive Corp/The				TOTAL NET ASSETS - 100.00%		$3,807,698
6.70%, 06/15/2037	5,550	5,786
Prudential PLC
6.50%, 06/29/2049	25,150	22,685		(a)		Security exempt from registration under Rule 144A of the Securities Act of
7.75%, 12/23/2049	4,800	4,752		1933. These securities may be resold in transactions exempt from
11.75%, 12/29/2049(c)	3,200	3,560		registration, normally to qualified institutional buyers. Unless otherwise
QBE Capital Funding II LP				indicated, these securities are not considered illiquid. At the end of the
6.80%, 06/29/2049(a),(c)	11,115	9,678		period, the value of these securities totaled $863,875 or 22.69% of net
QBE Capital Funding III Ltd				assets.
7.25%, 05/24/2041(a),(c)	87,695	80,241		(b) Non-Income Producing Security
Reinsurance Group of America Inc				(c)	Variable Rate. Rate shown is in effect at May 31, 2012.
6.75%, 12/15/2065(c)	22,350	20,743		(d) Security is Illiquid
Sirius International Group Ltd
7.51%, 05/29/2049(a),(c)	1,175	1,113
USF&G Capital III
8.31%, 07/01/2046(a)	2,000	2,456
XL Group PLC
6.50%, 12/31/2049(c)	49,300	37,961
		$575,607

See accompanying notes.

Schedule of Investments Preferred Securities Fund May 31, 2012 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$361,894
Unrealized Depreciation	(95,494)
Net Unrealized Appreciation (Depreciation)	$266,400
Cost for federal income tax purposes	$3,491,142

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector	Percent
Financial	84.34%
Utilities	6.49%
Communications	4.54%
Industrial	1.07%
Energy	1.00%
Government	0.99%
Diversified	0.35%
Exchange Traded Funds	0.06%
Other Assets in Excess of Liabilities, Net	1.16%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2012 (unaudited)

COMMON STOCKS - 94.39%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Automobile Manufacturers - 1.26%			Healthcare - Services - 1.21%
New Flyer Industries Inc	484,268	$3,226	CML HealthCare Inc	319,172	$3,106

Automobile Parts & Equipment - 1.67%			Housewares - 0.69%
Autoliv Inc	73,953	4,275	Newell Rubbermaid Inc	96,194	1,770

Banks - 7.88%			Insurance - 6.70%
City Holding Co	62,791	2,021	Fidelity National Financial Inc	160,591	3,025
Community Trust Bancorp Inc	109,898	3,630	HCC Insurance Holdings Inc	104,114	3,255
First Financial Bancorp	70,543	1,083	OneBeacon Insurance Group Ltd	168,190	2,198
FirstMerit Corp	168,524	2,679	PartnerRe Ltd	54,462	3,860
FNB Corp/PA	157,157	1,669	Protective Life Corp	82,981	2,187
PacWest Bancorp	54,541	1,244	Validus Holdings Ltd	83,814	2,630
Sterling Bancorp/NY	243,960	2,220			$17,155
TrustCo Bank Corp NY	435,087	2,254
Washington Trust Bancorp Inc	143,660	3,385	Investment Companies - 1.05%
		$20,185	Ares Capital Corp	177,905	2,684

Chemicals - 6.35%
Canexus Corp	585,473	4,869	Machinery - Diversified - 4.02%
Huntsman Corp	266,432	3,410	Applied Industrial Technologies Inc	81,217	3,063
			Cascade Corp	52,710	2,633
RPM International Inc	170,514	4,495	IDEX Corp	115,700	4,597
Sensient Technologies Corp	95,158	3,475
		$16,249			$10,293
			Media - 1.36%
Coal - 1.36%			Sinclair Broadcast Group Inc	428,592	3,489
Alliance Resource Partners LP	61,091	3,483

			Miscellaneous Manufacturing - 1.57%
Commercial Services - 2.06%			Barnes Group Inc	59,558	1,386
Landauer Inc	43,460	2,192
McGrath RentCorp	122,467	3,092	Crane Co	69,546	2,635
		$5,284			$4,021
			Oil & Gas - 4.93%
Consumer Products - 2.18%			HollyFrontier Corp	106,672	3,145
Kimberly-Clark de Mexico SAB de CV ADR	344,764	2,989	Pengrowth Energy Corp	379,061	2,701
Tupperware Brands Corp	47,960	2,592	Suburban Propane Partners LP	63,422	2,335
		$5,581	Vermilion Energy Inc	75,834	3,192
Electric - 4.18%			Zargon Oil & Gas Ltd	129,099	1,263
Alliant Energy Corp	46,427	2,029			$12,636
Great Plains Energy Inc	64,628	1,287
Pepco Holdings Inc	128,663	2,452	Packaging & Containers - 0.96%
PNM Resources Inc	145,144	2,707	Packaging Corp of America	91,673	2,460
SCANA Corp	47,223	2,217
		$10,692	Pipelines - 1.82%
			Atlas Pipeline Partners LP	116,553	3,497
Electrical Components & Equipment - 3.13%			ONEOK Inc	14,016	1,163
Hubbell Inc	52,258	4,124			$4,660
Molex Inc	169,002	3,899
		$8,023	Private Equity - 1.56%

Electronics - 2.34%			Hercules Technology Growth Capital Inc	378,974	4,002
Garmin Ltd	95,634	4,108
Gentex Corp/MI	84,704	1,889	REITS - 12.73%
		$5,997	Agree Realty Corp	118,519	2,479
			American Capital Agency Corp	141,094	4,610
Food - 1.86%			CapLease Inc	444,841	1,748
B&G Foods Inc	198,105	4,770	Capstead Mortgage Corp	367,805	5,065
			Colony Financial Inc	168,300	2,827
Gas - 2.34%			Digital Realty Trust Inc	75,322	5,331
Just Energy Group Inc	309,186	3,284	EastGroup Properties Inc	24,684	1,224
Vectren Corp	92,134	2,701	Hatteras Financial Corp	122,572	3,499
		$5,985	Medical Properties Trust Inc	267,724	2,410
			Omega Healthcare Investors Inc	161,220	3,403
Hand & Machine Tools - 2.89%					$32,596
Lincoln Electric Holdings Inc	60,950	2,900
Snap-on Inc	74,454	4,505	Retail - 1.49%
		$7,405	Guess? Inc	143,416	3,821

Healthcare - Products - 1.08%
Meridian Bioscience Inc	60,945	1,154	Savings & Loans - 0.91%
Teleflex Inc	26,992	1,604	Capitol Federal Financial Inc	198,809	2,316
		$2,758

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
May 31, 2012 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)	Shares Held	Value (000's)	cost of investments held as of the period end were as follows:
Semiconductors - 4.48%
Maxim Integrated Products Inc	201,362	$5,066	Unrealized Appreciation	$15,618
Microchip Technology Inc	148,952	4,620	Unrealized Depreciation	(16,793)
MKS Instruments Inc	68,594	1,794	Net Unrealized Appreciation (Depreciation)	$(1,175)
		$11,480	Cost for federal income tax purposes	$256,389

Software - 0.76%			All dollar amounts are shown in thousands (000's)
Computer Programs & Systems Inc	35,692	1,942
			Portfolio Summary (unaudited)
Telecommunications - 3.24%			Sector	Percent
Consolidated Communications Holdings Inc	209,416	3,089	Financial	36.09%
Harris Corp	109,205	4,344	Industrial	17.20%
Windstream Corp	92,793	869	Consumer, Non-cyclical	8.39%
		$8,302	Energy	8.11%
			Consumer, Cyclical	7.15%
Toys, Games & Hobbies - 2.04%			Utilities	6.52%
Hasbro Inc	147,180	5,213	Basic Materials	6.35%
			Technology	5.24%
Trucking & Leasing - 2.29%			Communications	4.60%
Fly Leasing Ltd ADR	185,789	2,274	Other Assets in Excess of Liabilities, Net	0.35%
TAL International Group Inc	109,856	3,593	TOTAL NET ASSETS	100.00%
		$5,867
TOTAL COMMON STOCKS		$241,726
CONVERTIBLE PREFERRED STOCKS -
2.20%	Shares Held	Value (000's)

REITS - 2.20%
Alexandria Real Estate Equities Inc	59,423	1,521
CommonWealth REIT 6.50%; Series D	91,436	1,939
Entertainment Properties 9.00%; Series E	79,646	2,180
		$5,640
TOTAL CONVERTIBLE PREFERRED STOCKS		$5,640
	Maturity
REPURCHASE AGREEMENTS - 3.06%	Amount (000's)	Value (000's)

Banks- 3.06%
Investment in Joint Trading Account; Credit	$1,167	$1,167
Suisse Repurchase Agreement; 0.18%
dated 05/31/12 maturing 06/01/12
(collateralized by US Government
Securities; $1,190,370; 4.63% - 8.00%;
dated 11/15/21 - 02/15/40)
Investment in Joint Trading Account; Deutsche	2,866	2,867
Bank Repurchase Agreement; 0.21% dated
05/31/12 maturing 06/01/12 (collateralized
by US Government Securities; $2,923,716;
0.00% - 4.50%; dated 08/22/12 - 03/12/32)
Investment in Joint Trading Account; JP	2,252	2,252
Morgan Repurchase Agreement; 0.18%
dated 05/31/12 maturing 06/01/12
(collateralized by US Government
Securities; $2,297,205; 0.00% - 9.38%;
dated 02/08/13 - 04/15/30)
Investment in Joint Trading Account; Merrill	1,562	1,562
Lynch Repurchase Agreement; 0.18%
dated 05/31/12 maturing 06/01/12
(collateralized by US Government
Securities; $1,593,187; 0.00% - 2.50%;
dated 01/30/13 - 10/15/29)
		$7,848
TOTAL REPURCHASE AGREEMENTS		$7,848
Total Investments		$255,214
Other Assets in Excess of Liabilities, Net - 0.35%		$897
TOTAL NET ASSETS - 100.00%		$256,111

See accompanying notes.

Security Valuation

Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, International Equity Index Fund, Small-MidCap Dividend Income Fund, and Preferred Securities Fund (known as the “Funds”) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. Certain transfers my occur as a result of the Fund’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Fund is calculated. There were no significant transfers into or out of Level 3 and the table below includes the amounts that were transferred between Levels 1 and 2 at May 31, 2012 due to the use of “fair value” pricing for international securities and/or differences in bid versus exchange close prices received for preferred securities.

Fund	Amount transferred
Diversified Real Asset Fund	$8,020,612
International Equity Index Fund	$508,168,047
Preferred Securities Fund	$23,533,943

The following is a summary of the inputs used as of May 31, 2012 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Bond Market Index Fund
Bonds	$—	$500,137	$—	$500,137
Municipal Bonds	—	14,408	—	14,408
Repurchase Agreements	—	79,978	—	79,978
U.S. Government & Government Agency Obligations	—	1,023,932	366	1,024,298
Total investments in securities $	—	$1,618,455	$366	$1,618,821

Liabilities
Short Sales**
U.S. Government & Government Agency Obligations	$—	$(2)	$—	$(2)

Diversified Real Asset Fund
Bonds	$—	$105,437	$—	$105,437
Commodity Indexed Structured Notes	—	49,905	—	49,905
Common Stocks
Basic Materials	21,523	2,964	—	24,487
Communications	7,310	2,748	—	10,058
Consumer, Cyclical	628	—	—	628
Consumer, Non-cyclical	397	7,730	—	8,127
Diversified	—	2,167	—	2,167
Energy	189,577	3,205	4,574	197,356
Financial	71,227	48,274	—	119,501
Industrial	1,458	7,879	—	9,337
Utilities	25,555	19,772	—	45,327
Repurchase Agreements	—	15,694	—	15,694
Senior Floating Rate Interests	—	101,985	—	101,985
U.S. Government & Government Agency Obligations	—	372,178	—	372,178
Total investments in securities $	317,675	$739,938	$4,574	$1,062,187
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$292	$—	$292
Interest Rate Contracts**
Futures	$107	$—	$—	$107
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(272)	$—	$(272)
Interest Rate Contracts**
Futures	$(455)	$—	$—	$(455)
Interest Rate Swaps	$—	$(48)	$—	$(48)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Global Multi-Strategy Fund
Bonds	$—	$68,206	$1,916	$70,122
Common Stocks
Basic Materials	7,310	3,268	—	10,578
Communications	21,098	1,326	—	22,424
Consumer, Cyclical	28,692	5,589	—	34,281
Consumer, Non-cyclical	37,690	5,019	—	42,709
Diversified	41	191	—	232
Energy	14,699	2,349	294	17,342
Exchange Traded Funds	349	—	—	349
Financial	23,601	3,123	137	26,861
Industrial	24,660	8,727	—	33,387
Technology	22,632	1,627	—	24,259
Utilities	5,143	651	—	5,794
Convertible Bonds	—	32,793	805	33,598
Convertible Preferred Stocks
Consumer, Cyclical	245	—	—	245
Energy	134	—	—	134
Financial	244	—	—	244
Utilities	74	—	—	74
Municipal Bonds	—	3,409	—	3,409
Preferred Stocks
Basic Materials	20	—	—	20
Communications	—	4	—	4
Consumer, Cyclical	—	—	—	—
Consumer, Non-cyclical	—	52	—	52
Financial	13	274	—	287
Utilities	19	55	—	74
Repurchase Agreements	—	200	—	200
Senior Floating Rate Interests	—	5,338	—	5,338
U.S. Government & Government Agency Obligations	—	75,760	—	75,760
Purchased Interest Rate Swaptions	—	46	—	46
Purchased Forward Volatility Agreements	—	86	—	86
Purchased Credit Default Swaptions	—	4	—	4
Purchased Options	2,496	34	—	2,530
Total investments in securities $	189,160	$218,131	$3,152	$410,443

Assets

Credit Contracts**
Credit Default Swaps	$—	$776	$—	$776
Credit Default Swaptions	$—	$16	$—	$16
Exchange Cleared Credit Default Swaps	$—	$5	$—	$5
Equity Contracts**
Futures	$1,863	$—	$—	$1,863
Options	$483	$—	$—	$483
Total Return Swaps	$—	$99	$—	$99
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$7,121	$—	$7,121
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$26	$—	$26
Futures	$496	$—	$—	$496
Interest Rate Swaps	$—	$261	$—	$261
Interest Rate Swaptions	$—	$83	$—	$83
Total Return Equity Basket Swaps	$—	$99	$—	$99
Total Return Swaps	$—	$150	$—	$150
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(120)	$—	$(120)
Equity Contracts**
Futures	$(496)	$—	$—	$(496)
Total Return Swaps	$—	$(117)	$—	$(117)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(7,064)	$—	$(7,064)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(144)	$—	$(144)
Futures	$(330)	$—	$—	$(330)
Interest Rate Swaps	$—	$(81)	$—	$(81)
Interest Rate Swaptions	$—	$(31)	$—	$(31)
Total Return Swaps	$—	$(53)	$—	$(53)
Short Sales**
Common Stocks	$275	$2,563	$—	$2,838
Short Sales**
Preferred Stocks	$—	$5	$—	$5
Short Sales**
U.S. Government & Government Agency Obligations	$—	$(281)	$—	$(281)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

International Equity Index Fund
Common Stocks
Basic Materials		$—	$60,976	$—	$60,976
Communications		—	48,605	—	48,605
Consumer, Cyclical		—	73,271	—	73,271
Consumer, Non-cyclical		—	143,820	—	143,820
Diversified		—	7,369	—	7,369
Energy		—	52,314	—	52,314
Exchange Traded Funds		28,924	—	—	28,924
Financial		—	136,859	—	136,859
Industrial		267	72,813	—	73,080
Technology		—	15,545	—	15,545
Utilities		—	27,933	33	27,966
Preferred Stocks
Communications		—	116	—	116
Consumer, Cyclical		—	2,419	—	2,419
Consumer, Non-cyclical		—	833	—	833
Utilities		—	93	—	93
Repurchase Agreements		—	30,368	—	30,368
	Total investments in securities $	29,191	$673,334	$33	$702,558
Liabilities
Equity Contracts**
Futures		$(728)	$—	$—	$(728)

Preferred Securities Fund
Bonds		$—	$1,789,932	$2,317	$1,792,249
Common Stocks*		2,160	—	—	2,160
Convertible Preferred Stocks
Financial		15,120	—	—	15,120
Preferred Stocks
Communications		106,217	66,535	—	172,752
Energy		2,708	—	—	2,708
Financial		1,459,870	100,434	—	1,560,304
Government		—	28,300	—	28,300
Utilities		135,221	6,674	—	141,895
Repurchase Agreements		—	48,131	—	48,131
	Total investments in securities $	1,721,296	$2,040,006	$2,317	$3,763,619

Small-MidCap Dividend Income Fund
Common Stocks*		$241,726	$—	$—	$241,726
Convertible Preferred Stocks		5,640	—	—	5,640
Repurchase Agreements		—	7,848	—	7,848
	Total investments in securities $	247,366	$7,848	$—	$255,214

* For additional detail regarding sector classifications, please see the Schedules of Investments.

** Futures, Foreign Currency Contracts, Options, Swaps, and Swaptions are valued at the unrealized appreciation/(depreciation of the instrument.

			Accrued
			Discounts/Premiums
	Value		and Change in		Transfers			Transfers		Net Change in Unrealized
August 31,		Realized	Unrealized		Proceeds into Level Out of Level Value May					Appreciation/(Depreciation) on
Fund	2011	Gain/(Loss)	Gain/(Loss)	Purchases from Sales		3 *		3**	31, 2012	Investments Held at May 31, 2012
Bond Market Index Fund
Bonds	$172	$-	$(5)	$-	$(167)	$ -		$-	$-	$ -
U.S. Government &
Government Agency
Obligations
	-	(1)	-	512	(145)		-	-	$366	-
Total	$172	$(1)	$(5)	$512	$(312)		$-	$-	$366	$ -

Diversified Real Asset Fund
Common Stock
Energy	$308	$-	$74	$4,192	$-		$-	$-	$4,574	$74
Total	$308	$-	$74	$4,192	$-		$-	$-	$4,574	$74

Global Multi-Strategy Fund
Bonds	$-	$-	$16	$2,200	$(300)		$-	$-	$1,916	$16
Common Stock
Energy	-	-	1	293	-		-	-	294	1
Financial	-	(10)	(17)	271	(107)		-	-	137	(17)
Convertible Bonds
	-	-	(8)	813	-		-	-	805	7
Total	$-	$(10)	$(8)	$3,577	$(407)		$-	$-	$3,152	$7

International Equity Index Fund
Common Stock
Utilities	$-	$-	$4	$29	$-		$-	$-	$33	$2
Total	$-	$-	$4	$29	$-		$-	$-	$33	$2

Preferred Securities Fund
Bonds	$2,396	$-	$(79)	$-	$-		$-	$-	$2,317	$(79)
Total	$2,396	$-	$(79)	$-	$-		$-	$-	$2,317	$(79)

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances where a security is illiquid 4. Instances in which a security is not priced by pricing services **Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances where a security is no longer illiquid 4. Instances in which a price becomes available from a pricing service.

The Fund’s Schedules of Investments as of May 31, 2012 have not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 07/24/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 07/24/2012

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 07/24/2012